UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03919

Name of Registrant:	Vanguard STAR Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2022—April 30, 2023

Item 1: Reports to Shareholders

Semiannual Report  |  April 30, 2023
Vanguard LifeStrategy® Funds
Vanguard LifeStrategy Income Fund
Vanguard LifeStrategy Conservative Growth Fund
Vanguard LifeStrategy Moderate Growth Fund
Vanguard LifeStrategy Growth Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. The LifeStrategy Funds have no direct expenses, but each fund bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for each LifeStrategy Fund.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2023
	Beginning Account Value 10/31/2022	Ending Account Value 4/30/2023	Expenses Paid During Period
Based on Actual Fund Return
LifeStrategy Income Fund	$1,000.00	$1,070.50	$0.56
LifeStrategy Conservative Growth Fund	$1,000.00	$1,083.60	$0.62
LifeStrategy Moderate Growth Fund	$1,000.00	$1,096.70	$0.68
LifeStrategy Growth Fund	$1,000.00	$1,109.40	$0.73
Based on Hypothetical 5% Yearly Return
LifeStrategy Income Fund	$1,000.00	$1,024.25	$0.55
LifeStrategy Conservative Growth Fund	$1,000.00	$1,024.20	$0.60
LifeStrategy Moderate Growth Fund	$1,000.00	$1,024.15	$0.65
LifeStrategy Growth Fund	$1,000.00	$1,024.10	$0.70
The calculations are based on acquired fund fees and expenses for the most recent six-month period. The underlying funds’ annualized expense figures for that period are (in order as listed from top to bottom above) 0.11%, 0.12%, 0.13%, and 0.14%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

LifeStrategy Income Fund
Underlying Vanguard Funds
As of April 30, 2023
Vanguard Total Bond Market II Index Fund Investor Shares	56.1%
Vanguard Total International Bond II Index Fund Investor Shares	24.4
Vanguard Total Stock Market Index Fund Investor Shares	11.4
Vanguard Total International Stock Index Fund Investor Shares	8.1
The table reflects the fund’s investments, except for short-term investments and derivatives.
3

LifeStrategy Income Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (98.8%)
U.S. Stock Fund (11.3%)
	Vanguard Total Stock Market Index Fund Investor Shares	5,041,372	506,103
International Stock Fund (8.0%)
	Vanguard Total International Stock Index Fund Investor Shares	19,791,262	356,836
U.S. Bond Fund (55.4%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	258,156,679	2,486,049
International Bond Fund (24.1%)
[1]	Vanguard Total International Bond II Index Fund Investor Shares	122,142,096	1,082,179
Total Investment Companies (Cost $4,255,944)			4,431,167
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[1]	Vanguard Market Liquidity Fund, 4.853% (Cost $51,583)	516,003	51,595
Total Investments (99.9%) (Cost $4,307,527)			4,482,762
Other Assets and Liabilities—Net (0.1%)			3,438
Net Assets (100%)			4,486,200
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2023	191	22,004	605
E-mini S&P 500 Index	June 2023	157	32,880	2,303
				2,908

See accompanying Notes, which are an integral part of the Financial Statements.
4

LifeStrategy Income Fund
Statement of Assets and Liabilities
As of April 30, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $4,307,527)	4,482,762
Cash Collateral Pledged—Futures Contracts	2,196
Receivables for Investment Securities Sold	3,575
Receivables for Accrued Income	7,542
Receivables for Capital Shares Issued	1,527
Variation Margin Receivable—Futures Contracts	362
Total Assets	4,497,964
Liabilities
Payables for Investment Securities Purchased	7,546
Payables for Capital Shares Redeemed	4,218
Total Liabilities	11,764
Net Assets	4,486,200
At April 30, 2023, net assets consisted of:

Paid-in Capital	4,378,861
Total Distributable Earnings (Loss)	107,339
Net Assets	4,486,200

Net Assets
Applicable to 300,884,137 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,486,200
Net Asset Value Per Share	$14.91
See accompanying Notes, which are an integral part of the Financial Statements.
5

LifeStrategy Income Fund
Statement of Operations

Six Months Ended April 30, 2023
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	52,849
Net Investment Income—Note B	52,849
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold	10,321
Futures Contracts	(3,751)
Realized Net Gain (Loss)	6,570
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	242,945
Futures Contracts	6,601
Change in Unrealized Appreciation (Depreciation)	249,546
Net Increase (Decrease) in Net Assets Resulting from Operations	308,965
See accompanying Notes, which are an integral part of the Financial Statements.
6

LifeStrategy Income Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2023	Year Ended October 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	52,849	124,952
Realized Net Gain (Loss)	6,570	(85,756)
Change in Unrealized Appreciation (Depreciation)	249,546	(938,195)
Net Increase (Decrease) in Net Assets Resulting from Operations	308,965	(898,999)
Distributions
Total Distributions	(51,392)	(235,026)
Capital Share Transactions
Issued	213,260	761,305
Issued in Lieu of Cash Distributions	46,842	213,820
Redeemed	(510,327)	(1,460,330)
Net Increase (Decrease) from Capital Share Transactions	(250,225)	(485,205)
Total Increase (Decrease)	7,348	(1,619,230)
Net Assets
Beginning of Period	4,478,852	6,098,082
End of Period	4,486,200	4,478,852
See accompanying Notes, which are an integral part of the Financial Statements.
7

LifeStrategy Income Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$14.09	$17.40	$16.73	$16.24	$15.08	$15.56
Investment Operations
Net Investment Income[1]	.171	.368	.261	.393	.425	.376
Capital Gain Distributions Received[1]	.000[2]	.046	.092	—	—	.002
Net Realized and Unrealized Gain (Loss) on Investments	.816	(3.042)	.656	.501	1.284	(.470)
Total from Investment Operations	.987	(2.628)	1.009	.894	1.709	(.092)
Distributions
Dividends from Net Investment Income	(.167)	(.365)	(.264)	(.401)	(.435)	(.368)
Distributions from Realized Capital Gains	—	(.317)	(.075)	(.003)	(.114)	(.020)
Total Distributions	(.167)	(.682)	(.339)	(.404)	(.549)	(.388)
Net Asset Value, End of Period	$14.91	$14.09	$17.40	$16.73	$16.24	$15.08
Total Return[3]	7.05%	-15.59%	6.06%	5.60%	11.60%	-0.63%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,486	$4,479	$6,098	$5,603	$4,714	$4,012
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.35%	2.34%	1.51%	2.39%	2.72%	2.43%
Portfolio Turnover Rate	1%	26%	7%	17%	6%	9%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
8

LifeStrategy Income Fund
Notes to Financial Statements
Vanguard LifeStrategy Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2023, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
9

LifeStrategy Income Fund
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the six months ended April 30, 2023, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
10

LifeStrategy Income Fund
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At April 30, 2023, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.  As of April 30, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,372,745
Gross Unrealized Appreciation	426,972
Gross Unrealized Depreciation	(314,047)
Net Unrealized Appreciation (Depreciation)	112,925
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2022, the fund had available capital losses totaling $19,879,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  Capital shares issued and redeemed were:
	Six Months Ended April 30, 2023	Year Ended October 31, 2022
	Shares (000)	Shares (000)
Issued	14,568	47,495
Issued in Lieu of Cash Distributions	3,243	13,145
Redeemed	(34,876)	(93,141)
Net Increase (Decrease) in Shares Outstanding	(17,065)	(32,501)
11

LifeStrategy Income Fund
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Apr. 30, 2023 Market Value ($000)
Vanguard Market Liquidity Fund	62,315	NA1	NA1	1	4	1,166	—	51,595
Vanguard Total Bond Market II Index Fund	2,455,374	43,550	142,917	(22,221)	152,263	35,011	—	2,486,049
Vanguard Total International Bond II Index Fund	1,090,712	7,610	43,577	(869)	28,303	7,610	—	1,082,179
Vanguard Total International Stock Index Fund	355,976	4,983	67,476	4,742	58,611	4,942	—	356,836
Vanguard Total Stock Market Index Fund	514,887	8,403	49,619	28,668	3,764	4,120	—	506,103
Total	4,479,264	64,546	303,589	10,321	242,945	52,849	—	4,482,762
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund's use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Management has determined that no events or transactions occurred subsequent to April 30, 2023, that would require recognition or disclosure in these financial statements.
12

LifeStrategy Conservative Growth Fund
Underlying Vanguard Funds
As of April 30, 2023
Vanguard Total Bond Market II Index Fund Investor Shares	41.8%
Vanguard Total Stock Market Index Fund Investor Shares	23.7
Vanguard Total International Bond II Index Fund Investor Shares	18.2
Vanguard Total International Stock Index Fund Investor Shares	16.3
The table reflects the fund’s investments, except for short-term investments and derivatives.
13

LifeStrategy Conservative Growth Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (98.8%)
U.S. Stock Fund (23.4%)
	Vanguard Total Stock Market Index Fund Investor Shares	24,121,772	2,421,585
International Stock Fund (16.1%)
	Vanguard Total International Stock Index Fund Investor Shares	92,069,885	1,660,020
U.S. Bond Fund (41.3%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	442,724,477	4,263,437
International Bond Fund (18.0%)
[1]	Vanguard Total International Bond II Index Fund Investor Shares	209,352,958	1,854,867
Total Investment Companies (Cost $8,265,969)			10,199,909
Temporary Cash Investments (1.2%)
Money Market Fund (1.2%)
[1]	Vanguard Market Liquidity Fund, 4.853% (Cost $118,494)	1,185,308	118,519
Total Investments (100.0%) (Cost $8,384,463)			10,318,428
Other Assets and Liabilities—Net (0.0%)			1,970
Net Assets (100%)			10,320,398
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2023	463	53,339	1,468
E-mini S&P 500 Index	June 2023	334	69,948	4,899
				6,367

See accompanying Notes, which are an integral part of the Financial Statements.
14

LifeStrategy Conservative Growth Fund
Statement of Assets and Liabilities
As of April 30, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $8,384,463)	10,318,428
Cash	3
Cash Collateral Pledged—Futures Contracts	4,787
Receivables for Investment Securities Sold	984
Receivables for Accrued Income	13,001
Receivables for Capital Shares Issued	2,497
Variation Margin Receivable—Futures Contracts	797
Total Assets	10,340,497
Liabilities
Payables for Investment Securities Purchased	13,005
Payables for Capital Shares Redeemed	7,094
Total Liabilities	20,099
Net Assets	10,320,398
At April 30, 2023, net assets consisted of:

Paid-in Capital	8,381,768
Total Distributable Earnings (Loss)	1,938,630
Net Assets	10,320,398

Net Assets
Applicable to 514,282,667 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,320,398
Net Asset Value Per Share	$20.07
See accompanying Notes, which are an integral part of the Financial Statements.
15

LifeStrategy Conservative Growth Fund
Statement of Operations

Six Months Ended April 30, 2023
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	115,715
Net Investment Income—Note B	115,715
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold	75,400
Futures Contracts	(7,868)
Realized Net Gain (Loss)	67,532
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	616,473
Futures Contracts	13,789
Change in Unrealized Appreciation (Depreciation)	630,262
Net Increase (Decrease) in Net Assets Resulting from Operations	813,509
See accompanying Notes, which are an integral part of the Financial Statements.
16

LifeStrategy Conservative Growth Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2023	Year Ended October 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	115,715	255,424
Realized Net Gain (Loss)	67,532	(547)
Change in Unrealized Appreciation (Depreciation)	630,262	(2,336,478)
Net Increase (Decrease) in Net Assets Resulting from Operations	813,509	(2,081,601)
Distributions
Total Distributions	(185,279)	(527,977)
Capital Share Transactions
Issued	449,848	1,390,898
Issued in Lieu of Cash Distributions	171,233	488,773
Redeemed	(828,363)	(2,116,235)
Net Increase (Decrease) from Capital Share Transactions	(207,282)	(236,564)
Total Increase (Decrease)	420,948	(2,846,142)
Net Assets
Beginning of Period	9,899,450	12,745,592
End of Period	10,320,398	9,899,450
See accompanying Notes, which are an integral part of the Financial Statements.
17

LifeStrategy Conservative Growth Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$18.87	$23.66	$21.49	$20.79	$19.29	$19.85
Investment Operations
Net Investment Income[1]	.223	.472	.360	.488	.521	.466
Capital Gain Distributions Received[1]	.000[2]	.044	.089	—	—	.002
Net Realized and Unrealized Gain (Loss) on Investments	1.336	(4.327)	2.435	.715	1.715	(.520)
Total from Investment Operations	1.559	(3.811)	2.884	1.203	2.236	(.052)
Distributions
Dividends from Net Investment Income	(.218)	(.471)	(.362)	(.494)	(.531)	(.457)
Distributions from Realized Capital Gains	(.141)	(.508)	(.352)	(.009)	(.205)	(.051)
Total Distributions	(.359)	(.979)	(.714)	(.503)	(.736)	(.508)
Net Asset Value, End of Period	$20.07	$18.87	$23.66	$21.49	$20.79	$19.29
Total Return[3]	8.36%	-16.67%	13.57%	5.89%	11.94%	-0.33%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,320	$9,899	$12,746	$10,790	$10,473	$9,248
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.29%	2.23%	1.55%	2.32%	2.61%	2.34%
Portfolio Turnover Rate	2%	21%	5%	23%	9%	11%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
18

LifeStrategy Conservative Growth Fund
Notes to Financial Statements
Vanguard LifeStrategy Conservative Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2023, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
19

LifeStrategy Conservative Growth Fund
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the six months ended April 30, 2023, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
20

LifeStrategy Conservative Growth Fund
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At April 30, 2023, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.  As of April 30, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	8,487,581
Gross Unrealized Appreciation	2,371,926
Gross Unrealized Depreciation	(534,712)
Net Unrealized Appreciation (Depreciation)	1,837,214
E.  Capital shares issued and redeemed were:
	Six Months Ended April 30, 2023	Year Ended October 31, 2022
	Shares (000)	Shares (000)
Issued	22,861	64,014
Issued in Lieu of Cash Distributions	8,948	22,157
Redeemed	(42,176)	(100,129)
Net Increase (Decrease) in Shares Outstanding	(10,367)	(13,958)
21

LifeStrategy Conservative Growth Fund
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Apr. 30, 2023 Market Value ($000)
Vanguard Market Liquidity Fund	124,294	NA1	NA1	1	11	2,532	—	118,519
Vanguard Total Bond Market II Index Fund	4,030,846	99,027	82,692	(11,081)	227,337	58,576	—	4,263,437
Vanguard Total International Bond II Index Fund	1,804,357	12,799	8,289	23	45,977	12,800	—	1,854,867
Vanguard Total International Stock Index Fund	1,537,886	22,505	180,984	(8,276)	288,889	22,505	—	1,660,020
Vanguard Total Stock Market Index Fund	2,401,680	19,302	148,389	94,733	54,259	19,302	—	2,421,585
Total	9,899,063	153,633	420,354	75,400	616,473	115,715	—	10,318,428
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund's use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Management has determined that no events or transactions occurred subsequent to April 30, 2023, that would require recognition or disclosure in these financial statements.
22

LifeStrategy Moderate Growth Fund
Underlying Vanguard Funds
As of April 30, 2023
Vanguard Total Stock Market Index Fund Investor Shares	36.3%
Vanguard Total Bond Market II Index Fund Investor Shares	27.2
Vanguard Total International Stock Index Fund Investor Shares	24.6
Vanguard Total International Bond II Index Fund Investor Shares	11.9
The table reflects the fund’s investments, except for short-term investments and derivatives.
23

LifeStrategy Moderate Growth Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.0%)
U.S. Stock Fund (35.9%)
	Vanguard Total Stock Market Index Fund Investor Shares	67,479,370	6,774,254
International Stock Fund (24.4%)
	Vanguard Total International Stock Index Fund Investor Shares	254,554,123	4,589,611
U.S. Bond Fund (27.0%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	527,483,284	5,079,664
International Bond Fund (11.7%)
[1]	Vanguard Total International Bond II Index Fund Investor Shares	249,620,229	2,211,635
Total Investment Companies (Cost $12,756,498)			18,655,164
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[1]	Vanguard Market Liquidity Fund, 4.853% (Cost $188,188)	1,882,399	188,221
Total Investments (100.0%) (Cost $12,944,686)			18,843,385
Other Assets and Liabilities—Net (0.0%)			8,426
Net Assets (100%)			18,851,811
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2023	700	80,642	2,280
E-mini S&P 500 Index	June 2023	563	117,906	8,258
				10,538

See accompanying Notes, which are an integral part of the Financial Statements.
24

LifeStrategy Moderate Growth Fund
Statement of Assets and Liabilities
As of April 30, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $12,944,686)	18,843,385
Cash Collateral Pledged—Futures Contracts	7,883
Receivables for Investment Securities Sold	3,108
Receivables for Accrued Income	15,705
Receivables for Capital Shares Issued	7,376
Variation Margin Receivable—Futures Contracts	1,306
Total Assets	18,878,763
Liabilities
Payables for Investment Securities Purchased	15,713
Payables for Capital Shares Redeemed	11,239
Total Liabilities	26,952
Net Assets	18,851,811
At April 30, 2023, net assets consisted of:

Paid-in Capital	12,942,154
Total Distributable Earnings (Loss)	5,909,657
Net Assets	18,851,811

Net Assets
Applicable to 644,958,594 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	18,851,811
Net Asset Value Per Share	$29.23
See accompanying Notes, which are an integral part of the Financial Statements.
25

LifeStrategy Moderate Growth Fund
Statement of Operations

Six Months Ended April 30, 2023
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	204,000
Net Investment Income—Note B	204,000
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	1
Affiliated Funds Sold	24,944
Futures Contracts	(14,580)
Realized Net Gain (Loss)	10,365
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	1,447,676
Futures Contracts	24,294
Change in Unrealized Appreciation (Depreciation)	1,471,970
Net Increase (Decrease) in Net Assets Resulting from Operations	1,686,335
See accompanying Notes, which are an integral part of the Financial Statements.
26

LifeStrategy Moderate Growth Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2023	Year Ended October 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	204,000	436,334
Realized Net Gain (Loss)	10,365	15,875
Change in Unrealized Appreciation (Depreciation)	1,471,970	(4,383,733)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,686,335	(3,931,524)
Distributions
Total Distributions	(314,442)	(853,151)
Capital Share Transactions
Issued	835,211	2,274,859
Issued in Lieu of Cash Distributions	295,231	803,562
Redeemed	(1,368,674)	(2,870,120)
Net Increase (Decrease) from Capital Share Transactions	(238,232)	208,301
Total Increase (Decrease)	1,133,661	(4,576,374)
Net Assets
Beginning of Period	17,718,150	22,294,524
End of Period	18,851,811	17,718,150
See accompanying Notes, which are an integral part of the Financial Statements.
27

LifeStrategy Moderate Growth Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$27.13	$34.35	$29.27	$28.29	$26.26	$26.90
Investment Operations
Net Investment Income[1]	.314	.660	.528	.633	.673	.616
Capital Gain Distributions Received[1]	.000[2]	.041	.082	—	—	.002
Net Realized and Unrealized Gain (Loss) on Investments	2.275	(6.612)	5.561	1.012	2.403	(.622)
Total from Investment Operations	2.589	(5.911)	6.171	1.645	3.076	(.004)
Distributions
Dividends from Net Investment Income	(.333)	(.655)	(.537)	(.647)	(.684)	(.593)
Distributions from Realized Capital Gains	(.156)	(.654)	(.554)	(.018)	(.362)	(.043)
Total Distributions	(.489)	(1.309)	(1.091)	(.665)	(1.046)	(.636)
Net Asset Value, End of Period	$29.23	$27.13	$34.35	$29.27	$28.29	$26.26
Total Return[3]	9.67%	-17.80%	21.38%	5.89%	12.20%	-0.08%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,852	$17,718	$22,295	$17,658	$17,282	$15,395
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	2.23%	2.17%	1.60%	2.23%	2.50%	2.26%
Portfolio Turnover Rate	1%	15%	5%	21%	9%	12%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
28

LifeStrategy Moderate Growth Fund
Notes to Financial Statements
Vanguard LifeStrategy Moderate Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2023, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
29

LifeStrategy Moderate Growth Fund
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the six months ended April 30, 2023, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
30

LifeStrategy Moderate Growth Fund
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At April 30, 2023, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.  As of April 30, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	13,063,581
Gross Unrealized Appreciation	6,446,000
Gross Unrealized Depreciation	(655,658)
Net Unrealized Appreciation (Depreciation)	5,790,342
E.  Capital shares issued and redeemed were:
	Six Months Ended April 30, 2023	Year Ended October 31, 2022
	Shares (000)	Shares (000)
Issued	29,391	73,381
Issued in Lieu of Cash Distributions	10,834	24,842
Redeemed	(48,264)	(94,248)
Net Increase (Decrease) in Shares Outstanding	(8,039)	3,975
31

LifeStrategy Moderate Growth Fund
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Apr. 30, 2023 Market Value ($000)
Vanguard Market Liquidity Fund	227,644	NA1	NA1	(3)	25	4,369	1	188,221
Vanguard Total Bond Market II Index Fund	4,750,767	107,011	33,655	(958)	256,499	69,701	—	5,079,664
Vanguard Total International Bond II Index Fund	2,120,994	36,024	—	—	54,617	15,124	—	2,211,635
Vanguard Total International Stock Index Fund	4,136,133	61,597	362,280	(57,356)	811,517	61,596	—	4,589,611
Vanguard Total Stock Market Index Fund	6,478,798	53,210	166,033	83,261	325,018	53,210	—	6,774,254
Total	17,714,336	257,842	561,968	24,944	1,447,676	204,000	1	18,843,385
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund's use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  On May 19, 2023, the fund acquired all the net assets of Vanguard Managed Allocation Fund pursuant to a plan of reorganization approved by the funds' board of trustees in February 2023. The purpose of the transaction was to combine two funds with comparable investment objectives. The acquisition was accomplished by a tax-free exchange of 36,763,000 shares of the fund for 68,695,000 shares of the Vanguard Managed Allocation Fund. Vanguard Managed Allocation Fund's net assets of $1,071,642,000 including $153,596,000 of unrealized appreciation, were combined with the fund's net assets of $18,749,286,000, resulting in combined net assets of $19,820,928,000.
Management has determined that no other events or transactions occurred subsequent to April 30, 2023, that would require recognition or disclosure in these financial statements.
32

LifeStrategy Growth Fund
Underlying Vanguard Funds
As of April 30, 2023
Vanguard Total Stock Market Index Fund Investor Shares	48.4%
Vanguard Total International Stock Index Fund Investor Shares	32.6
Vanguard Total Bond Market II Index Fund Investor Shares	13.2
Vanguard Total International Bond II Index Fund Investor Shares	5.8
The table reflects the fund’s investments, except for short-term investments and derivatives.
33

LifeStrategy Growth Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (98.9%)
U.S. Stock Fund (47.8%)
	Vanguard Total Stock Market Index Fund Investor Shares	89,782,034	9,013,219
International Stock Fund (32.3%)
	Vanguard Total International Stock Index Fund Investor Shares	337,379,345	6,082,950
U.S. Bond Fund (13.1%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	255,663,215	2,462,037
International Bond Fund (5.7%)
[1]	Vanguard Total International Bond II Index Fund Investor Shares	121,462,098	1,076,154
Total Investment Companies (Cost $10,825,356)			18,634,360
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[1]	Vanguard Market Liquidity Fund, 4.853% (Cost $196,381)	1,964,300	196,410
Total Investments (100.0%) (Cost $11,021,737)			18,830,770
Other Assets and Liabilities—Net (0.0%)			6,907
Net Assets (100%)			18,837,677
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2023	900	103,683	2,948
E-mini S&P 500 Index	June 2023	477	99,896	6,974
				9,922

See accompanying Notes, which are an integral part of the Financial Statements.
34

LifeStrategy Growth Fund
Statement of Assets and Liabilities
As of April 30, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $11,021,737)	18,830,770
Cash Collateral Pledged—Futures Contracts	7,377
Receivables for Accrued Income	8,008
Receivables for Capital Shares Issued	8,625
Variation Margin Receivable—Futures Contracts	1,251
Total Assets	18,856,031
Liabilities
Payables for Investment Securities Purchased	9,759
Payables for Capital Shares Redeemed	8,595
Total Liabilities	18,354
Net Assets	18,837,677
At April 30, 2023, net assets consisted of:

Paid-in Capital	11,060,745
Total Distributable Earnings (Loss)	7,776,932
Net Assets	18,837,677

Net Assets
Applicable to 486,685,096 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	18,837,677
Net Asset Value Per Share	$38.71
See accompanying Notes, which are an integral part of the Financial Statements.
35

LifeStrategy Growth Fund
Statement of Operations

Six Months Ended April 30, 2023
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	195,276
Net Investment Income—Note B	195,276
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	1
Affiliated Funds Sold	(52,978)
Futures Contracts	(14,245)
Realized Net Gain (Loss)	(67,222)
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	1,721,584
Futures Contracts	23,059
Change in Unrealized Appreciation (Depreciation)	1,744,643
Net Increase (Decrease) in Net Assets Resulting from Operations	1,872,697
See accompanying Notes, which are an integral part of the Financial Statements.
36

LifeStrategy Growth Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2023	Year Ended October 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	195,276	411,472
Realized Net Gain (Loss)	(67,222)	(15,530)
Change in Unrealized Appreciation (Depreciation)	1,744,643	(4,460,560)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,872,697	(4,064,618)
Distributions
Total Distributions	(232,320)	(760,951)
Capital Share Transactions
Issued	837,336	2,265,945
Issued in Lieu of Cash Distributions	219,466	721,005
Redeemed	(1,137,182)	(2,332,651)
Net Increase (Decrease) from Capital Share Transactions	(80,380)	654,299
Total Increase (Decrease)	1,559,997	(4,171,270)
Net Assets
Beginning of Period	17,277,680	21,448,950
End of Period	18,837,677	17,277,680
See accompanying Notes, which are an integral part of the Financial Statements.
37

LifeStrategy Growth Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$35.36	$45.26	$36.15	$34.92	$32.44	$33.11
Investment Operations
Net Investment Income[1]	.400	.845	.705	.740	.789	.742
Capital Gain Distributions Received[1]	.000[2]	.026	.051	—	—	.001
Net Realized and Unrealized Gain (Loss) on Investments	3.429	(9.175)	9.813	1.246	3.029	(.685)
Total from Investment Operations	3.829	(8.304)	10.569	1.986	3.818	.058
Distributions
Dividends from Net Investment Income	(.436)	(.851)	(.709)	(.749)	(.798)	(.714)
Distributions from Realized Capital Gains	(.043)	(.745)	(.750)	(.007)	(.540)	(.014)
Total Distributions	(.479)	(1.596)	(1.459)	(.756)	(1.338)	(.728)
Net Asset Value, End of Period	$38.71	$35.36	$45.26	$36.15	$34.92	$32.44
Total Return[3]	10.94%	-18.92%	29.69%	5.74%	12.34%	0.09%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,838	$17,278	$21,449	$16,125	$15,906	$14,140
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.14%	0.14%	0.14%	0.14%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	2.15%	2.12%	1.65%	2.12%	2.38%	2.19%
Portfolio Turnover Rate	1%	8%	4%	13%	6%	10%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
38

LifeStrategy Growth Fund
Notes to Financial Statements
Vanguard LifeStrategy Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2023, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
39

LifeStrategy Growth Fund
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the six months ended April 30, 2023, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
40

LifeStrategy Growth Fund
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At April 30, 2023, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.  As of April 30, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	11,104,158
Gross Unrealized Appreciation	8,126,079
Gross Unrealized Depreciation	(389,545)
Net Unrealized Appreciation (Depreciation)	7,736,534
E.  Capital shares issued and redeemed were:
	Six Months Ended April 30, 2023	Year Ended October 31, 2022
	Shares (000)	Shares (000)
Issued	22,372	55,988
Issued in Lieu of Cash Distributions	6,151	16,959
Redeemed	(30,413)	(58,280)
Net Increase (Decrease) in Shares Outstanding	(1,890)	14,667
41

LifeStrategy Growth Fund
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Apr. 30, 2023 Market Value ($000)
Vanguard Market Liquidity Fund	217,515	NA1	NA1	(1)	22	4,363	1	196,410
Vanguard Total Bond Market II Index Fund	2,271,348	70,217	2,288	(473)	123,233	33,370	—	2,462,037
Vanguard Total International Bond II Index Fund	1,030,579	19,008	—	—	26,567	7,355	—	1,076,154
Vanguard Total International Stock Index Fund	5,296,335	80,022	275,450	(53,910)	1,035,953	80,176	—	6,082,950
Vanguard Total Stock Market Index Fund	8,454,825	71,099	49,920	1,406	535,809	70,012	—	9,013,219
Total	17,270,602	240,346	327,658	(52,978)	1,721,584	195,276	1	18,830,770
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund's use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Management has determined that no events or transactions occurred subsequent to April 30, 2023, that would require recognition or disclosure in these financial statements.
42

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard LifeStrategy Conservative Growth Fund, Vanguard LifeStrategy Growth Fund, Vanguard LifeStrategy Income Fund, and Vanguard LifeStrategy Moderate Growth Fund (each, a fund; together, the funds) has renewed each fund’s advisory arrangement with the Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.
The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the performance of the funds, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.
Cost
The board concluded that each fund’s acquired fund fees and expenses were below the average expense ratios charged by funds in its respective peer group. The funds do not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the funds invest has advisory expenses below the relevant peer-group average.
43

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that Vanguard’s arrangements with the funds and their underlying funds ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.
44

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard STAR Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard LifeStrategy Income Fund, Vanguard LifeStrategy Conservative Growth Fund, Vanguard LifeStrategy Moderate Growth Fund, and Vanguard LifeStrategy Growth Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program's operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.
45

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All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q882 062023

Semiannual Report  |  April 30, 2023
Vanguard STAR® Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. The STAR Fund has no direct expenses, but bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for the STAR Fund.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2023
STAR Fund	Beginning Account Value 10/31/2022	Ending Account Value 4/30/2023	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,107.10	$1.67
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.21	1.61
The calculations are based on acquired fund fees and expenses for the most recent six-month period. The underlying funds' annualized expense figure for that period is 0.32%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

STAR Fund
Underlying Vanguard Funds
As of April 30, 2023
Vanguard WindsorTM II Fund Investor Shares	14.3%
Vanguard Long-Term Investment-Grade Fund Investor Shares	12.4
Vanguard Short-Term Investment-Grade Fund Investor Shares	12.3
Vanguard GNMA Fund Investor Shares	12.3
Vanguard U.S. Growth Fund Investor Shares	12.2
Vanguard International Value Fund Investor Shares	9.5
Vanguard International Growth Fund Investor Shares	9.4
Vanguard Windsor Fund Investor Shares	7.7
Vanguard PRIMECAP Fund Investor Shares	6.2
Vanguard ExplorerTM Fund Investor Shares	3.7
The table reflects the fund's investments, except for short-term investments.
3

STAR Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (100.0%)
U.S. Stock Funds (44.2%)
Vanguard Windsor II Fund Investor Shares	80,530,546	3,191,426
Vanguard U.S. Growth Fund Investor Shares	60,375,083	2,727,142
Vanguard Windsor Fund Investor Shares	80,836,115	1,714,534
Vanguard PRIMECAP Fund Investor Shares	10,099,175	1,377,527
Vanguard Explorer Fund Investor Shares	8,346,310	821,611
		9,832,240
International Stock Funds (18.9%)
Vanguard International Value Fund Investor Shares	54,015,137	2,126,036
Vanguard International Growth Fund Investor Shares	66,397,984	2,088,881
		4,214,917
U.S. Bond Funds (36.9%)
Vanguard Long-Term Investment-Grade Fund Investor Shares	335,625,314	2,752,128
Vanguard Short-Term Investment-Grade Fund Investor Shares	270,595,372	2,735,719
Vanguard GNMA Fund Investor Shares	290,880,536	2,734,277
		8,222,124
Total Investment Companies (Cost $16,150,674)		22,269,281
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 4.853% (Cost $7)	73	7
Total Investments (100.0%) (Cost $16,150,681)		22,269,288
Other Assets and Liabilities—Net (0.0%)		(2,107)
Net Assets (100%)		22,267,181
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
4

STAR Fund
Statement of Assets and Liabilities
As of April 30, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $16,150,681)	22,269,288
Receivables for Investment Securities Sold	7,398
Receivables for Accrued Income	23,816
Receivables for Capital Shares Issued	2,916
Total Assets	22,303,418
Liabilities
Due to Custodian	1,107
Payables for Investment Securities Purchased	23,807
Payables for Capital Shares Redeemed	11,323
Total Liabilities	36,237
Net Assets	22,267,181
At April 30, 2023, net assets consisted of:

Paid-in Capital	15,462,456
Total Distributable Earnings (Loss)	6,804,725
Net Assets	22,267,181

Net Assets
Applicable to 859,173,417 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	22,267,181
Net Asset Value Per Share	$25.92
See accompanying Notes, which are an integral part of the Financial Statements.
5

STAR Fund
Statement of Operations

Six Months Ended April 30, 2023
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	285,030
Net Investment Income—Note B	285,030
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	611,199
Affiliated Funds Sold	11,512
Realized Net Gain (Loss)	622,711
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	1,296,013
Net Increase (Decrease) in Net Assets Resulting from Operations	2,203,754
See accompanying Notes, which are an integral part of the Financial Statements.
6

STAR Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2023	Year Ended October 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	285,030	397,795
Realized Net Gain (Loss)	622,711	1,628,065
Change in Unrealized Appreciation (Depreciation)	1,296,013	(7,912,481)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,203,754	(5,886,621)
Distributions
Total Distributions	(1,520,630)	(1,815,415)
Capital Share Transactions
Issued	431,898	1,106,088
Issued in Lieu of Cash Distributions	1,433,103	1,711,923
Redeemed	(1,284,844)	(3,104,390)
Net Increase (Decrease) from Capital Share Transactions	580,157	(286,379)
Total Increase (Decrease)	1,263,281	(7,988,415)
Net Assets
Beginning of Period	21,003,900	28,992,315
End of Period	22,267,181	21,003,900
See accompanying Notes, which are an integral part of the Financial Statements.
7

STAR Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$25.23	$34.17	$29.01	$27.51	$26.10	$27.15
Investment Operations
Net Investment Income[1]	.334	.464	.395	.515	.576	.537
Capital Gain Distributions Received[1]	.716	1.827	.960	.797	1.177	.711
Net Realized and Unrealized Gain (Loss) on Investments	1.496	(9.076)	5.846	1.816	1.310	(1.070)
Total from Investment Operations	2.546	(6.785)	7.201	3.128	3.063	.178
Distributions
Dividends from Net Investment Income	(.344)	(.449)	(.405)	(.544)	(.613)	(.514)
Distributions from Realized Capital Gains	(1.512)	(1.706)	(1.636)	(1.084)	(1.040)	(.714)
Total Distributions	(1.856)	(2.155)	(2.041)	(1.628)	(1.653)	(1.228)
Net Asset Value, End of Period	$25.92	$25.23	$34.17	$29.01	$27.51	$26.10
Total Return[2]	10.71%	-21.07%	25.52%	11.75%	12.72%	0.54%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$22,267	$21,004	$28,992	$23,531	$22,225	$20,798
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.32%	0.31%	0.31%	0.31%	0.31%	0.31%
Ratio of Net Investment Income to Average Net Assets	2.11%	1.61%	1.21%	1.87%	2.20%	1.98%
Portfolio Turnover Rate	4%	12%	9%	26%	14%	11%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
8

STAR Fund
Notes to Financial Statements
Vanguard STAR Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds. The fund invests 60% to 70% of its net assets in stock funds (predominantly large-capitalization U.S. stock funds), 20% to 30% in intermediate- to long-term bond funds, and 10% to 20% in a short-term bond fund. Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
9

STAR Fund
For the six months ended April 30, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the six months ended April 30, 2023, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At April 30, 2023, 100% of the market value of the fund's investments was determined based on Level 1 inputs.
D.  As of April 30, 2023, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	16,194,476
Gross Unrealized Appreciation	7,148,011
Gross Unrealized Depreciation	(1,073,199)
Net Unrealized Appreciation (Depreciation)	6,074,812
10

STAR Fund
E.  Capital shares issued and redeemed were:
	Six Months Ended April 30, 2023	Year Ended October 31, 2022
	Shares (000)	Shares (000)
Issued	16,917	37,095
Issued in Lieu of Cash Distributions	59,912	54,502
Redeemed	(50,219)	(107,465)
Net Increase (Decrease) in Shares Outstanding	26,610	(15,868)
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Apr. 30, 2023 Market Value ($000)
Vanguard Explorer Fund	828,482	39,491	40,169	(7,500)	1,307	2,991	36,501	821,611
Vanguard GNMA Fund	2,617,128	60,133	71,519	(6,281)	134,816	42,194	—	2,734,277
Vanguard International Growth Fund	1,781,904	127,052	80,969	(30,216)	291,110	25,268	101,785	2,088,881
Vanguard International Value Fund	2,051,246	56,886	359,710	41,601	336,013	56,885	—	2,126,036
Vanguard Long-Term Investment-Grade Fund	2,433,880	60,455	32,277	(5,171)	295,241	60,460	—	2,752,128
Vanguard Market Liquidity Fund	—	NA1	NA1	—	—	20	—	7
Vanguard PRIMECAP Fund	1,349,560	120,165	99,723	7,641	(116)	14,963	105,200	1,377,527
Vanguard Short-Term Investment-Grade Fund	2,630,563	47,311	28,122	(1,921)	87,888	34,138	—	2,735,719
Vanguard U.S. Growth Fund	2,523,851	8,744	34,221	(15,774)	244,542	8,744	—	2,727,142
Vanguard Windsor Fund	1,718,646	219,323	124,575	17,622	(116,482)	14,407	204,917	1,714,534
Vanguard Windsor II Fund	3,072,970	187,757	102,506	11,511	21,694	24,960	162,796	3,191,426
Total	21,008,230	927,317	973,791	11,512	1,296,013	285,030	611,199	22,269,288
1	Not applicable—purchases and sales are for temporary cash investment purposes.
11

STAR Fund
G.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
H.  Management has determined that no events or transactions occurred subsequent to April 30, 2023, that would require recognition or disclosure in these financial statements.
12

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard STAR Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisors.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s acquired fund fees and expenses were below the average expense ratio charged by funds in its peer group. The fund does not incur advisory expenses
13

directly; however, the board noted that each of the underlying funds in which the fund invests has advisory expenses below the relevant peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that Vanguard’s arrangement with the STAR Fund and its underlying funds ensures that the fund will realize economies of scale as the assets of the underlying funds grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
14

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard STAR Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard STAR Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
15

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q562 062023

Semiannual Report  |  April 30, 2023
Vanguard Total International Stock Index Fund

Contents
About Your Fund's Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	87
Liquidity Risk Management	89

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended April 30, 2023
	Beginning Account Value 10/31/2022	Ending Account Value 4/30/2023	Expenses Paid During Period
Based on Actual Fund Return
Total International Stock Index Fund
Investor Shares	$1,000.00	$1,202.80	$0.93
ETF Shares	1,000.00	1,203.80	0.38
Admiral™ Shares	1,000.00	1,203.40	0.60
Institutional Shares	1,000.00	1,203.60	0.44
Institutional Plus Shares	1,000.00	1,203.70	0.38
Institutional Select Shares	1,000.00	1,203.80	0.26
Based on Hypothetical 5% Yearly Return
Total International Stock Index Fund
Investor Shares	$1,000.00	$1,023.95	$0.85
ETF Shares	1,000.00	1,024.45	0.35
Admiral Shares	1,000.00	1,024.25	0.55
Institutional Shares	1,000.00	1,024.40	0.40
Institutional Plus Shares	1,000.00	1,024.45	0.35
Institutional Select Shares	1,000.00	1,024.56	0.24
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are: 0.17% for Investor Shares, 0.07% for ETF Shares, 0.11% for Admiral Shares, 0.08% for Institutional Shares, 0.07% for Institutional Plus Shares, and 0.048% for Institutional Select Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Total International Stock Index Fund
Fund Allocation
As of April 30, 2023

Japan	15.1%
United Kingdom	10.2
China	8.1
Canada	7.2
France	7.2
Switzerland	6.0
Germany	5.3
Australia	5.1
Taiwan	4.3
India	4.2
South Korea	3.3
Netherlands	2.7
Sweden	2.2
Denmark	1.9
Hong Kong	1.8
Italy	1.7
Spain	1.6
Brazil	1.4
Saudi Arabia	1.1
Other	9.6
The table reflects the fund’s investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

Total International Stock Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.7%)
Argentina (0.0%)
*	Ternium Argentina SA Class A	390	1
Australia (5.0%)
	Commonwealth Bank of Australia	22,336,000	1,478,109
	CSL Ltd.	6,358,358	1,269,362
	BHP Group Ltd. (XASX)	39,435,618	1,170,351
	National Australia Bank Ltd.	41,545,392	799,797
	BHP Group Ltd.	27,076,249	797,113
	Westpac Banking Corp.	46,046,679	689,281
	ANZ Group Holdings Ltd.	39,544,634	642,136
	Macquarie Group Ltd.	4,585,687	559,416
	Wesfarmers Ltd.	14,943,822	516,958
	Woodside Energy Group Ltd. (XASX)	20,080,285	455,628
	Woolworths Group Ltd.	16,032,394	413,585
	Transurban Group	40,534,277	404,260
	Rio Tinto Ltd.	4,907,769	368,106
	Goodman Group	24,258,478	312,731
	Fortescue Metals Group Ltd.	21,030,280	294,248
	Aristocrat Leisure Ltd.	8,712,133	220,378
	Amcor plc	19,652,933	214,868
	Newcrest Mining Ltd. (XASX)	11,119,195	212,320
	Coles Group Ltd.	16,755,360	202,408
	QBE Insurance Group Ltd.	19,573,490	200,155
	Santos Ltd.	39,806,350	188,567
	Brambles Ltd.	18,295,734	173,312
	South32 Ltd.	60,728,836	171,665
	Telstra Group Ltd.	53,872,819	156,297
	Sonic Healthcare Ltd.	6,062,980	142,922
	Suncorp Group Ltd.	16,707,631	139,108
	Cochlear Ltd.	847,965	139,039
	Northern Star Resources Ltd.	14,995,170	133,754
	Scentre Group	68,614,727	131,678
	James Hardie Industries plc	5,851,663	130,581
	Origin Energy Ltd.	22,733,808	126,048
	ASX Ltd.	2,553,025	116,187
	Woodside Energy Group Ltd.	4,892,708	110,957
	Mineral Resources Ltd.	2,205,555	108,801
	Insurance Australia Group Ltd.	32,606,307	108,028
	APA Group	15,573,129	106,325
	Computershare Ltd.	7,112,587	105,877
	Pilbara Minerals Ltd.	36,806,556	104,759
*	Xero Ltd.	1,671,184	104,325
[1]	Ramsay Health Care Ltd.	2,304,268	99,086
	Lottery Corp. Ltd.	29,367,448	98,469
	WiseTech Global Ltd.	2,092,818	95,863
	Stockland	31,660,731	93,854
	Treasury Wine Estates Ltd.	9,545,634	88,422
	Medibank Pvt Ltd.	36,419,868	86,190
	Mirvac Group	52,107,443	83,655
	Atlas Arteria Ltd.	19,202,511	83,489
	BlueScope Steel Ltd.	6,137,173	81,574
	Endeavour Group Ltd.	18,082,775	81,503
	IGO Ltd.	8,210,889	75,613
	SEEK Ltd.	4,624,596	75,456
[2]	OZ Minerals Ltd.	4,316,702	75,163
	carsales.com Ltd.	4,714,644	74,766
	GPT Group	25,215,994	74,148
		Shares	Market Value• ($000)
	Dexus	14,226,605	73,736
	Washington H Soul Pattinson & Co. Ltd.	3,491,778	73,095
	Vicinity Ltd.	49,704,903	69,486
	Orica Ltd.	5,989,723	64,652
*	Allkem Ltd.	7,682,952	63,096
	Ampol Ltd.	3,130,994	62,472
	REA Group Ltd.	661,043	62,170
	ALS Ltd.	6,356,004	55,474
	Incitec Pivot Ltd.	25,682,886	54,720
	Evolution Mining Ltd.	22,769,712	53,691
	Steadfast Group Ltd.	13,454,231	53,042
	Aurizon Holdings Ltd.	23,241,410	52,843
*	Lynas Rare Earths Ltd.	11,878,410	51,017
	Worley Ltd.	4,953,075	49,766
*	Qantas Airways Ltd.	10,996,866	48,496
	Whitehaven Coal Ltd.	10,072,307	48,335
	Cleanaway Waste Management Ltd.	29,477,709	47,473
	Charter Hall Group	6,253,787	46,527
*	NEXTDC Ltd.	5,967,520	45,792
	Lendlease Corp. Ltd.	9,115,057	45,269
	Qube Holdings Ltd.	21,968,301	44,943
	IDP Education Ltd.	2,385,836	44,822
	AGL Energy Ltd.	8,039,589	44,258
	JB Hi-Fi Ltd.	1,450,221	42,920
	Bendigo & Adelaide Bank Ltd.	7,451,346	42,899
*,1	Liontown Resources Ltd.	22,703,834	41,753
	Iluka Resources Ltd.	5,546,325	40,754
	Altium Ltd.	1,550,701	39,529
	Technology One Ltd.	3,646,646	36,765
	Challenger Ltd.	8,855,895	35,636
	Reece Ltd.	2,828,396	34,454
	Alumina Ltd.	33,051,854	33,546
	Bank of Queensland Ltd.	8,600,100	33,210
	Metcash Ltd.	12,788,621	33,142
	nib holdings Ltd.	6,268,539	32,164
	AMP Ltd.	41,118,410	31,088
	Ansell Ltd.	1,685,327	29,991
	Seven Group Holdings Ltd.	1,872,776	29,582
	Reliance Worldwide Corp. Ltd.	10,490,888	28,610
	Domino's Pizza Enterprises Ltd.	821,836	27,663
	Perseus Mining Ltd.	17,935,386	26,507
	Champion Iron Ltd.	6,091,622	26,467
	Nine Entertainment Co. Holdings Ltd.	19,169,135	26,442
*,1	Flight Centre Travel Group Ltd.	2,005,921	26,341
*	Sandfire Resources Ltd.	5,954,123	25,941
	Orora Ltd.	11,237,067	25,683
[1]	Breville Group Ltd.	1,857,590	25,519
	Charter Hall Long Wale REIT	8,784,391	25,429
	National Storage REIT	15,244,004	25,390
	Region RE Ltd.	15,193,397	24,863
*,1	Webjet Ltd.	4,944,708	24,453
[1]	Eagers Automotive Ltd.	2,579,635	24,361
[1]	Perpetual Ltd.	1,477,104	24,140
*	Chalice Mining Ltd.	4,399,012	23,387
[3]	Viva Energy Group Ltd.	11,202,512	23,156
	Beach Energy Ltd.	23,244,289	22,879
[1]	Pro Medicus Ltd.	552,638	22,684
	CSR Ltd.	6,357,948	22,257
	Sims Ltd.	2,106,315	22,074

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1]	ARB Corp. Ltd.	1,008,681	21,548
	Downer EDI Ltd.	8,876,450	20,999
	AUB Group Ltd.	1,138,032	20,857
	Corporate Travel Management Ltd.	1,477,169	20,667
	Tabcorp Holdings Ltd.	29,600,587	20,647
	Bapcor Ltd.	4,473,827	19,522
	Super Retail Group Ltd.	2,161,922	19,510
	Premier Investments Ltd.	1,090,836	18,984
[1]	Harvey Norman Holdings Ltd.	7,801,499	18,736
	Nufarm Ltd.	5,031,427	18,708
	HomeCo Daily Needs REIT	23,133,486	18,493
*	De Grey Mining Ltd.	16,982,797	18,228
	Deterra Royalties Ltd.	5,740,744	17,603
	Gold Road Resources Ltd.	14,119,416	17,569
	TPG Telecom Ltd.	4,821,555	17,211
	Charter Hall Retail REIT	6,649,835	17,118
*	Paladin Energy Ltd.	38,837,565	17,082
	BWP Trust	6,522,381	16,813
	Insignia Financial Ltd.	8,395,000	16,662
	IRESS Ltd.	2,410,055	16,559
	Waypoint REIT Ltd.	9,511,247	16,519
*,1	Core Lithium Ltd.	23,891,383	15,727
*	PEXA Group Ltd.	1,747,169	15,506
*	Star Entertainment Group Ltd.	18,095,314	15,339
*	Telix Pharmaceuticals Ltd.	2,221,278	15,036
	Centuria Industrial REIT	6,996,984	14,551
[1]	Lifestyle Communities Ltd.	1,249,787	14,150
	InvoCare Ltd.	1,902,503	14,051
	Healius Ltd.	7,065,174	14,041
	Ingenia Communities Group	4,875,908	13,897
	HUB24 Ltd.	728,399	13,773
[1]	Newcrest Mining Ltd. (XTSE)	721,560	13,714
	GrainCorp Ltd. Class A	2,972,999	13,470
*	Neuren Pharmaceuticals Ltd.	1,424,099	13,433
	Brickworks Ltd.	799,020	13,294
*	Bellevue Gold Ltd.	14,052,140	13,192
	Regis Resources Ltd.	9,158,366	12,958
	Lovisa Holdings Ltd.	716,464	12,711
*,1	Sayona Mining Ltd.	93,754,327	12,664
	Nickel Industries Ltd.	19,514,338	12,416
*	Boral Ltd.	4,500,457	12,353
	Blackmores Ltd.	191,739	12,112
	Abacus Property Group	6,818,042	12,072
*	Capricorn Metals Ltd.	4,094,670	12,049
	IPH Ltd.	2,188,576	11,839
	GUD Holdings Ltd.	1,855,812	11,838
*,1	Nanosonics Ltd.	3,029,342	11,541
	EVT Ltd.	1,431,915	11,476
	New Hope Corp. Ltd.	3,125,184	11,047
	Elders Ltd.	2,017,118	10,860
[3]	Coronado Global Resources Inc.	9,841,682	10,851
	Arena REIT	4,254,699	10,577
	Data#3 Ltd.	2,092,249	10,562
	United Malt Group Ltd.	3,587,885	10,511
	Johns Lyng Group Ltd.	2,310,177	10,416
	Helia Group Ltd.	4,934,152	10,365
[1]	Centuria Capital Group	8,972,355	10,281
	Bega Cheese Ltd.	3,963,432	9,980
	Ramelius Resources Ltd.	11,301,192	9,863
	Netwealth Group Ltd.	1,084,301	9,853
	Ventia Services Group Pty Ltd.	5,657,519	9,853
	Magellan Financial Group Ltd.	1,795,490	9,731
	Monadelphous Group Ltd.	1,180,395	9,730
*	Strike Energy Ltd.	30,597,093	9,665
	Costa Group Holdings Ltd.	5,821,255	9,660
*	Silver Lake Resources Ltd.	11,380,818	9,594
*	Karoon Energy Ltd.	6,637,064	9,488
		Shares	Market Value• ($000)
[1]	Credit Corp. Group Ltd.	774,073	9,321
	NRW Holdings Ltd.	5,754,028	9,247
	Link Administration Holdings Ltd.	6,397,625	9,026
	Charter Hall Social Infrastructure REIT	4,441,968	8,936
*	Resolute Mining Ltd.	27,670,837	8,781
*	West African Resources Ltd.	13,429,054	8,688
	Platinum Asset Management Ltd.	7,415,221	8,662
*,1	PolyNovo Ltd.	7,920,627	8,605
	Imdex Ltd.	6,100,626	8,430
	G8 Education Ltd.	10,349,342	8,380
	McMillan Shakespeare Ltd.	809,078	8,265
[1]	Yancoal Australia Ltd.	2,213,227	8,182
	Collins Foods Ltd.	1,418,170	8,176
	Growthpoint Properties Australia Ltd.	3,767,093	8,166
	Kelsian Group Ltd.	1,918,239	7,820
	Codan Ltd.	1,592,258	7,734
*,1	Weebit Nano Ltd.	2,180,391	7,722
*	Boss Energy Ltd.	4,359,362	7,676
*,1,3	Life360 Inc.	2,223,552	7,607
*	Megaport Ltd.	1,971,073	7,453
	GQG Partners Inc.	8,179,562	7,444
	Cromwell Property Group	19,293,760	7,311
	Accent Group Ltd.	4,307,562	7,290
	Domain Holdings Australia Ltd.	3,233,693	7,212
	Hansen Technologies Ltd.	2,395,143	7,174
*	Perenti Ltd.	9,169,940	7,027
	oOh!media Ltd.	6,360,581	6,969
[1]	Clinuvel Pharmaceuticals Ltd.	514,899	6,929
	Pinnacle Investment Management Group Ltd.	1,246,843	6,866
*	SiteMinder Ltd.	2,785,505	6,756
*,1	Imugene Ltd.	80,857,660	6,750
*	Syrah Resources Ltd.	8,695,412	6,723
	Rural Funds Group	5,139,984	6,697
*,1	Arafura Rare Earths Ltd.	23,487,190	6,452
*	Stanmore Resources Ltd.	3,149,084	6,416
	Adbri Ltd.	6,041,651	6,379
	Myer Holdings Ltd.	10,857,641	6,320
*	Calix Ltd.	1,995,866	6,285
	Hotel Property Investments Ltd.	2,726,979	6,192
*	Judo Capital Holdings Ltd.	7,503,032	6,185
[1]	HMC Capital Ltd.	2,256,918	5,908
*,1	Mincor Resources NL	6,266,327	5,858
	Jumbo Interactive Ltd.	658,542	5,728
	Vulcan Steel Ltd.	1,088,260	5,629
*	ioneer Ltd.	27,363,534	5,587
*,1	Vulcan Energy Resources Ltd.	1,397,673	5,566
	Centuria Office REIT	5,690,875	5,386
*	FleetPartners Group Ltd.	3,843,535	5,357
	Sigma Healthcare Ltd.	11,517,987	5,346
*	Omni Bridgeway Ltd.	3,466,842	5,286
*	Macquarie Telecom Group Ltd.	128,912	5,252
	PWR Holdings Ltd.	784,186	5,238
*,1	Tietto Minerals Ltd.	13,161,348	5,226
*,1	Westgold Resources Ltd.	5,138,380	5,193
*,1	Aussie Broadband Ltd.	2,354,311	5,188
	Estia Health Ltd.	2,972,208	5,186
	Dexus Industria REIT	2,758,990	5,112
	SmartGroup Corp. Ltd.	1,139,983	5,103
*,1	Lake Resources NL	17,910,462	5,055
*,1	Audinate Group Ltd.	863,313	5,032
	APM Human Services International Ltd.	3,965,570	4,969
	Infomedia Ltd.	4,901,189	4,878
*	Australian Agricultural Co. Ltd.	4,745,465	4,834
*,1	Mesoblast Ltd.	8,357,338	4,773
*,1	Argosy Minerals Ltd.	17,279,055	4,703
	Integral Diagnostics Ltd.	2,231,308	4,674
	Inghams Group Ltd.	2,502,194	4,671

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Tyro Payments Ltd.	4,395,020	4,652
	Austal Ltd.	4,213,882	4,625
[1]	Select Harvests Ltd.	1,550,323	4,549
*,1	Silex Systems Ltd.	2,015,081	4,503
*,1	Leo Lithium Ltd.	12,448,299	4,372
*,2	AVZ Minerals Ltd.	33,065,566	4,266
*	St. Barbara Ltd.	10,652,084	4,264
	GWA Group Ltd.	3,544,622	4,141
[1]	Australian Clinical Labs Ltd.	1,724,780	4,047
	Nick Scali Ltd.	621,504	4,023
	MyState Ltd.	1,622,368	3,835
	GDI Property Group Partnership	8,042,125	3,821
*	Cooper Energy Ltd.	33,271,979	3,762
	Oceania Healthcare Ltd.	8,769,017	3,745
*,1	Temple & Webster Group Ltd.	1,380,642	3,702
[1]	Dicker Data Ltd.	644,976	3,490
*	Alkane Resources Ltd.	5,963,798	3,479
[1]	Service Stream Ltd.	7,266,058	3,210
[1]	Emeco Holdings Ltd.	6,891,988	3,137
*	OFX Group Ltd.	3,282,359	3,111
*,1	BrainChip Holdings Ltd.	11,391,394	3,084
*,1	Appen Ltd.	1,463,107	3,068
	Australian Ethical Investment Ltd.	1,417,836	3,060
*,1	Zip Co. Ltd.	8,667,898	2,961
*	Mount Gibson Iron Ltd.	9,325,729	2,949
[1]	Praemium Ltd.	6,446,620	2,944
*,1	PointsBet Holdings Ltd.	2,816,206	2,934
[1]	Mayne Pharma Group Ltd.	1,048,317	2,893
[1]	Solvar Ltd.	2,248,313	2,818
*,1	Opthea Ltd.	5,944,926	2,804
*	Seven West Media Ltd.	10,930,475	2,795
[1]	29Metals Ltd.	3,405,343	2,694
*,1	Neometals Ltd.	6,422,866	2,666
	Australian Finance Group Ltd.	2,423,852	2,597
*,1	Kogan.com Ltd.	891,112	2,581
	Cedar Woods Properties Ltd.	716,052	2,326
	Regis Healthcare Ltd.	1,637,087	2,312
*,1	Paradigm Biopharmaceuticals Ltd.	3,364,415	2,282
	Jupiter Mines Ltd.	13,500,043	2,239
[1]	Baby Bunting Group Ltd.	1,500,415	2,158
*	Fineos Corp. Ltd.	1,808,935	2,083
*,1	Novonix Ltd.	3,126,738	2,071
*	Superloop Ltd.	5,046,611	2,060
*,1	EML Payments Ltd.	4,254,377	2,045
[1]	SG Fleet Group Ltd.	1,501,305	2,011
*,1	Carnarvon Energy Ltd.	22,711,398	1,886
[1]	Southern Cross Media Group Ltd.	3,265,480	1,813
	Ardent Leisure Group Ltd.	4,896,145	1,776
*	Nuix Ltd.	2,469,495	1,764
*,1	Starpharma Holdings Ltd. Class A	5,100,825	1,627
[1]	Pact Group Holdings Ltd.	2,374,939	1,577
*,1	Jervois Global Ltd.	25,675,613	1,511
	Navigator Global Investments Ltd.	2,107,055	1,490
[1]	Bravura Solutions Ltd.	4,966,832	1,486
*,1	Incannex Healthcare Ltd.	18,079,992	1,444
*,1	Aurelia Metals Ltd.	15,952,422	1,438
[1]	Humm Group Ltd.	4,487,001	1,427
*,1	Australian Strategic Materials Ltd.	1,638,866	1,151
*,1	Betmakers Technology Group Ltd.	9,483,079	1,109
*,1	Bubs Australia Ltd.	8,350,570	1,078
*,1	Andromeda Metals Ltd.	38,614,346	1,029
*,1	AMA Group Ltd.	8,114,639	887
*,2	Firefinch Ltd.	14,620,770	580
*,1	Dubber Corp. Ltd.	3,548,759	462
	Sims Ltd. ADR	57	1
		Shares	Market Value• ($000)
*,2	PPK Mining Equipment Hire Pty Ltd.	452,746	—
*,1	PointsBet Holdings Ltd. Warrants Exp. 7/8/24	145,829	—
			18,857,367
Austria (0.2%)
	Erste Group Bank AG	4,321,723	157,134
	OMV AG	1,869,498	88,470
	Verbund AG	871,529	77,619
	ANDRITZ AG	913,424	59,323
[3]	BAWAG Group AG	1,127,623	54,999
	voestalpine AG	1,513,306	52,469
	Wienerberger AG	1,444,141	43,504
*	Raiffeisen Bank International AG	1,707,983	26,237
	Mayr Melnhof Karton AG	109,517	17,483
[1]	Oesterreichische Post AG	438,713	16,900
*	CA Immobilien Anlagen AG	548,568	15,915
	Vienna Insurance Group AG Wiener Versicherung Gruppe	484,654	14,260
	UNIQA Insurance Group AG	1,558,739	13,986
*	Telekom Austria AG Class A	1,617,742	12,630
	EVN AG	481,632	11,608
*	Lenzing AG	176,357	11,542
	Schoeller-Bleckmann Oilfield Equipment AG	164,661	10,342
*	DO & CO AG	87,664	10,268
	AT&S Austria Technologie & Systemtechnik AG	333,733	10,205
	Strabag SE	174,470	7,608
	Palfinger AG	206,375	6,786
*	IMMOFINANZ AG	386,815	6,319
	Porr AG	209,845	3,209
	Agrana Beteiligungs AG	164,285	3,089
*	Flughafen Wien AG	41,171	1,823
	S IMMO AG	70,988	998
*,2	S IMMO AG Rights	682,367	—
			734,726
Belgium (0.7%)
	Anheuser-Busch InBev SA/NV	11,418,177	742,404
*	Argenx SE	727,952	280,806
	KBC Group NV	3,631,026	259,576
	UCB SA	1,592,209	148,008
	Groupe Bruxelles Lambert NV	1,305,848	117,202
	Solvay SA	919,525	110,360
	Ageas SA/NV	2,427,423	108,155
	Umicore SA	2,714,674	89,111
	Elia Group SA/NV	497,011	68,150
	Warehouses De Pauw CVA	2,081,839	62,251
	D'ieteren Group	301,758	56,818
	Ackermans & van Haaren NV	296,282	52,115
	Sofina SA	201,496	46,262
	Aedifica SA	533,852	44,594
[1]	Cofinimmo SA	436,797	41,729
	Lotus Bakeries NV	5,344	36,900
	Euronav NV	1,630,631	27,934
	Barco NV	899,507	26,270
	Melexis NV	267,887	25,536
	KBC Ancora	470,812	22,659
	Bekaert SA	465,781	21,684
	Etablissements Franz Colruyt NV	667,705	18,547
[1]	Shurgard Self Storage Ltd.	336,031	17,375
	Proximus SADP	1,843,169	15,712
	Montea NV	176,341	15,450
	Fagron	767,160	14,260
	Telenet Group Holding NV	598,346	13,880
	VGP NV	132,342	13,855
	Gimv NV	248,807	12,978
	Xior Student Housing NV	361,820	11,491
*	Tessenderlo Group SA	338,284	11,209
*	Deme Group NV	84,006	11,116

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Retail Estates NV	143,323	10,619
*	Ontex Group NV	1,031,495	8,847
*,1	Kinepolis Group NV	153,333	7,761
	bpost SA	1,331,176	6,549
	Econocom Group SA/NV	1,547,776	5,316
*	AGFA-Gevaert NV	1,885,400	5,292
	Van de Velde NV	88,309	3,445
	Wereldhave Belgium Comm VA	23,650	1,281
			2,593,507
Brazil (1.4%)
	Vale SA	51,372,567	745,694
	Petroleo Brasileiro SA Preference Shares	72,189,400	343,015
	Itau Unibanco Holding SA Preference Shares	64,465,989	335,009
	Petroleo Brasileiro SA	49,555,263	264,974
	Banco Bradesco SA Preference Shares	68,441,370	190,046
	B3 SA - Brasil Bolsa Balcao	80,162,031	187,717
	Ambev SA	57,162,278	162,280
	WEG SA	19,583,134	161,446
	Localiza Rent a Car SA	10,318,289	120,006
	Itausa SA Preference Shares	68,847,816	119,812
	Centrais Eletricas Brasileiras SA	17,043,811	115,669
	Banco do Brasil SA	11,317,298	97,249
	Raia Drogasil SA	14,165,990	74,639
	Suzano SA	9,294,304	74,164
	Banco BTG Pactual SA	15,276,540	71,730
	Gerdau SA Preference Shares	13,579,979	68,556
	Equatorial Energia SA	12,374,465	67,829
	Rumo SA	16,587,533	65,515
	JBS SA	17,838,553	64,018
*	Petro Rio SA	8,975,480	62,532
	BB Seguridade Participacoes SA	8,939,760	61,495
	Banco Bradesco SA	20,348,942	50,670
	Cosan SA	15,765,061	47,348
[3]	Rede D'Or Sao Luiz SA	10,174,505	46,652
	Telefonica Brasil SA	5,073,026	41,823
	Lojas Renner SA	12,878,784	40,900
	Cia Energetica de Minas Gerais Preference Shares	16,423,675	40,666
	CCR SA	14,895,827	40,526
	Hypera SA	5,294,128	39,538
	Vibra Energia SA	14,817,192	39,213
	Klabin SA	9,999,123	38,350
*	Eneva SA	16,099,552	36,635
*	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	3,757,261	34,749
	Sendas Distribuidora SA	13,575,958	33,451
	Energisa SA	3,861,598	32,362
	Ultrapar Participacoes SA	10,938,035	31,666
	TOTVS SA	5,928,855	30,501
*	Embraer SA	7,653,339	29,798
*,3	Hapvida Participacoes e Investimentos SA	52,888,353	29,266
*	Natura & Co. Holding SA	12,776,450	28,331
*	Magazine Luiza SA	40,239,236	26,946
	TIM SA	9,458,212	26,548
	Banco Santander Brasil SA	4,851,107	26,134
	Cia Paranaense de Energia Preference Shares	15,816,510	25,432
	Centrais Eletricas Brasileiras SA Preference Shares Class B	3,113,928	22,731
	Aliansce Sonae Shopping Centers SA	6,067,846	22,676
	Transmissora Alianca de Energia Eletrica SA	2,938,975	21,489
	Metalurgica Gerdau SA Preference Shares	8,974,818	20,980
*	Multiplan Empreendimentos Imobiliarios SA	3,756,538	19,506
	Engie Brasil Energia SA	2,338,833	19,333
	Cia Siderurgica Nacional SA	6,678,233	19,026
	Kinea Indice de Precos FII	998,130	18,334
	Bradespar SA Preference Shares	3,706,013	17,609
	CPFL Energia SA	2,513,000	16,697
		Shares	Market Value• ($000)
	Cielo SA	15,218,757	16,660
	Santos Brasil Participacoes SA	9,384,847	15,918
	EDP - Energias do Brasil SA	3,517,929	15,869
	Atacadao SA	7,044,765	15,183
	Auren Energia SA	4,794,484	15,168
	Tres Tentos Agroindustrial SA	6,587,100	14,329
*	3R Petroleum Oleo E Gas SA	2,248,849	14,279
[3]	GPS Participacoes e Empreendimentos SA	5,605,500	14,149
	Sao Martinho SA	2,193,217	13,807
*	BRF SA	10,665,258	13,557
	Porto Seguro SA	2,506,158	12,627
	Itau Unibanco Holding SA ADR	2,392,806	12,323
*	Cia de Saneamento do Parana	3,233,895	12,319
	CSHG Logistica FI Imobiliario	374,893	12,214
	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	8,161,495	11,781
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista Preference Shares	2,534,142	11,711
	Caixa Seguridade Participacoes SA	6,119,000	11,605
	Arezzo Industria e Comercio SA	868,527	11,559
	SLC Agricola SA	1,308,525	11,412
*	Cyrela Brazil Realty SA Empreendimentos e Participacoes	3,679,854	11,399
	Fleury SA	3,659,003	10,652
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	4,193,108	10,273
	Itau Unibanco Holding SA	2,308,554	10,224
*	Cogna Educacao SA	24,977,885	10,216
	Petroreconcavo SA	2,567,350	10,130
	Raizen SA Preference Shares	15,457,354	9,886
	Grupo De Moda Soma SA	5,834,757	9,826
	Cia Energetica de Minas Gerais ADR	3,998,236	9,676
	M Dias Branco SA	1,662,992	9,536
	Neoenergia SA	3,051,600	9,452
	Kinea Rendimentos Imobiliarios FII	444,838	8,649
	Cia de Saneamento de Minas Gerais Copasa MG	2,503,903	8,554
*	Braskem SA Preference Shares Class A	2,134,883	8,471
	Unipar Carbocloro SA Preference Shares Class B	631,673	8,263
	AES Brasil Energia SA	3,856,510	8,258
*	Azul SA Preference Shares	3,688,355	8,031
*	Omega Energia SA	4,333,950	8,029
	Kinea Renda Imobiliaria FII	271,297	7,941
	Alupar Investimento SA	1,463,541	7,934
*	Embraer SA ADR	500,190	7,728
*	Via SA	20,393,251	7,523
	Odontoprev SA	3,733,708	7,486
	Grendene SA	4,567,376	7,481
	FII Iridium	460,658	7,296
	Cia Energetica de Minas Gerais	1,756,607	7,114
	Cia Paranaense de Energia ADR	905,188	7,006
*	IRB-Brasil Resseguros SA	1,088,084	6,865
*,1	Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	698,508	6,461
	CSN Mineracao SA	6,889,000	6,409
*	YDUQS Participacoes SA	3,920,420	6,382
*,3	Locaweb Servicos de Internet SA	5,753,605	6,068
	SIMPAR SA	3,914,200	6,019
	XP Log FII	298,712	5,989
	Minerva SA	3,478,943	5,964
*	Grupo Mateus SA	5,382,280	5,946
	Banco do Estado do Rio Grande do Sul SA Preference Shares Class B	2,759,374	5,886
	MRV Engenharia e Participacoes SA	4,001,840	5,777
	Petroleo Brasileiro SA ADR	604,901	5,741
	Marcopolo SA Preference Shares	7,732,128	5,565
[1]	Telefonica Brasil SA ADR	677,866	5,538

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Vivara Participacoes SA	1,291,900	5,520
	Cia de Ferro Ligas da Bahia FERBASA Preference Shares	529,552	5,468
*	Dexco SA	4,558,648	5,383
	Pet Center Comercio e Participacoes SA	4,340,622	5,369
*	Log-in Logistica Intermodal SA	690,674	5,355
	Marfrig Global Foods SA	4,083,284	5,329
	Banco Pan SA Preference Shares	4,906,900	5,273
[1]	Sendas Distribuidora SA ADR	401,699	4,929
*	Cia Brasileira de Distribuicao	1,637,185	4,924
*	Smartfit Escola de Ginastica e Danca SA	1,565,400	4,786
*	Alpargatas SA Preference Shares	3,065,150	4,554
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	995,560	4,505
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	923,616	4,474
	Wilson Sons Holdings Brasil SA	2,142,800	4,296
	Tupy SA	936,060	4,185
	Randon SA Implementos e Participacoes Preference Shares	2,467,111	4,086
[1]	Cia Siderurgica Nacional SA ADR	1,430,087	4,076
	Ez Tec Empreendimentos e Participacoes SA	1,372,902	3,999
	Iochpe Maxion SA	1,722,571	3,920
	Boa Vista Servicos SA	2,562,500	3,863
	Mills Estruturas e Servicos de Engenharia SA	2,099,367	3,851
	EcoRodovias Infraestrutura e Logistica SA	3,100,371	3,835
*	Oncoclinicas do Brasil Servicos Medicos SA	2,057,806	3,725
	JHSF Participacoes SA	4,411,900	3,432
[1]	TIM SA ADR	243,230	3,386
	Direcional Engenharia SA	1,075,536	3,385
[1]	Centrais Eletricas Brasileiras SA ADR	497,289	3,342
	Gerdau SA ADR	664,646	3,317
*	Taurus Armas SA Preference Shares	960,200	3,292
*	Light SA	5,085,221	3,283
	Movida Participacoes SA	1,815,992	3,135
	Vulcabras Azaleia SA	1,137,400	3,035
[1]	Centrais Eletricas Brasileiras SA ADR (XNYS)	422,051	3,001
*	Hidrovias do Brasil SA	5,518,500	2,832
	CM Hospitalar SA	887,303	2,825
	Ambipar Participacoes e Empreendimentos SA	668,729	2,748
*	Zamp SA	3,015,885	2,540
	Hospital Mater Dei SA	1,506,400	2,537
	Instituto Hermes Pardini SA	622,256	2,526
	Mahle Metal Leve SA	421,464	2,429
	Blau Farmaceutica SA	608,300	2,425
*	Enauta Participacoes SA	1,032,969	2,392
	Iguatemi SA (BVMF)	570,538	2,329
	Camil Alimentos SA	1,594,226	2,301
	Armac Locacao Logistica E Servicos SA	861,600	2,095
*	Anima Holding SA	4,278,055	1,981
*	Gol Linhas Aereas Inteligentes SA Preference Shares	1,459,255	1,943
	LOG Commercial Properties e Participacoes SA	590,356	1,940
	Qualicorp Consultoria e Corretora de Seguros SA	2,423,045	1,929
	Grupo SBF SA	1,241,641	1,912
	Cia Brasileira de Aluminio	1,711,789	1,812
*	Lojas Quero Quero SA	2,073,000	1,708
*	CVC Brasil Operadora e Agencia de Viagens SA	3,062,381	1,670
*,1	Gol Linhas Aereas Inteligentes SA ADR	616,823	1,653
	Fras-Le SA	839,099	1,578
[1]	Cia Brasileira de Distribuicao ADR	476,044	1,442
*	Diagnosticos da America SA	849,313	1,439
*,3	Meliuz SA	8,314,453	1,434
*	Braskem SA Class A ADR	179,968	1,415
	Cia Paranaense de Energia	987,240	1,407
	Ambev SA ADR	476,924	1,335
		Shares	Market Value• ($000)
*	Infracommerce CXAAS SA	4,681,687	1,126
	Empreendimentos Pague Menos SA	1,877,750	1,107
*	Wiz Co.	930,516	1,103
*	Guararapes Confeccoes SA	1,217,824	1,033
	FII Hectare Ce	96,513	967
	Multilaser Industrial SA	2,218,400	885
*	BRPR Corporate Offices Fundo de Investimento Imobiliario	67,509	795
*	3R Petroleum Oleo E Gas SA Rights Exp. 5/19/23	407,605	628
	Usinas Siderurgicas de Minas Gerais SA Usiminas	190,600	269
	Iguatemi SA Preference Shares	126,666	228
	BR Properties SA	15,709	200
*	Localiza Rent a Car SA Rights Exp. 5/11/23	46,168	159
*	Meliuz SA Rights Exp. 5/25/23	56,544	7
			5,250,792
Canada (7.1%)
[1]	Royal Bank of Canada	18,549,739	1,841,625
	Toronto-Dominion Bank	24,044,761	1,456,511
	Enbridge Inc.	26,740,891	1,063,241
	Canadian Pacific Kansas City Ltd.	12,276,447	967,727
	Canadian National Railway Co.	7,846,400	935,302
	Canadian Natural Resources Ltd.	14,354,947	874,742
[1]	Bank of Montreal	8,744,503	788,254
	Bank of Nova Scotia	15,754,273	786,405
*,1	Shopify Inc. Class A (XTSE)	14,750,616	714,640
	Brookfield Corp. Class A	17,648,644	572,635
	Suncor Energy Inc.	17,860,173	559,197
[1]	TC Energy Corp.	13,330,839	554,054
	Alimentation Couche-Tard Inc.	10,078,366	503,007
	Constellation Software Inc.	252,075	493,381
	Canadian Imperial Bank of Commerce	11,664,916	489,034
	Manulife Financial Corp.	24,657,114	486,827
	Nutrien Ltd.	6,879,875	477,278
	Waste Connections Inc.	3,388,625	471,359
[1]	Franco-Nevada Corp.	2,516,540	381,851
	Sun Life Financial Inc.	7,744,622	379,900
	Agnico Eagle Mines Ltd.	6,491,177	368,241
[1]	Intact Financial Corp.	2,324,662	351,638
	National Bank of Canada	4,424,384	329,922
	Cenovus Energy Inc.	18,351,126	308,008
[1]	Wheaton Precious Metals Corp.	5,964,712	294,306
[1]	Thomson Reuters Corp.	2,151,116	282,867
*	CGI Inc.	2,777,975	281,950
	Restaurant Brands International Inc.	3,989,778	279,698
[1]	Fortis Inc.	6,297,094	276,499
	Teck Resources Ltd. Class B	5,893,382	274,518
	Barrick Gold Corp. (XTSE)	13,177,102	250,539
	Pembina Pipeline Corp.	7,216,423	237,556
[1]	Dollarama Inc.	3,587,203	222,193
	WSP Global Inc.	1,554,937	205,217
	Fairfax Financial Holdings Ltd.	281,331	196,600
	BCE Inc.	3,992,592	191,901
	Loblaw Cos. Ltd.	2,036,635	191,555
[1]	Power Corp. of Canada	7,073,624	189,469
	Magna International Inc.	3,514,629	183,248
[1]	First Quantum Minerals Ltd.	7,337,609	178,288
	Metro Inc. Class A	3,115,154	177,549
	Barrick Gold Corp. (XLON)	9,008,462	172,609
	Tourmaline Oil Corp.	3,779,962	169,824
	Cameco Corp.	5,528,757	152,007
[1]	Emera Inc.	3,539,488	150,608
	Ritchie Bros Auctioneers Inc.	2,387,060	136,580
	Open Text Corp.	3,535,380	133,890
	TELUS Corp.	6,278,912	133,100
[1]	Imperial Oil Ltd.	2,397,735	122,218

Total International Stock Index Fund
		Shares	Market Value• ($000)
[3]	Hydro One Ltd.	4,160,182	121,841
	Brookfield Asset Management Ltd. Class A	3,633,526	121,810
	George Weston Ltd.	905,099	121,530
	TFI International Inc.	1,086,308	117,078
[1]	ARC Resources Ltd.	8,385,358	104,163
	Great-West Lifeco Inc.	3,586,662	101,973
[1]	Canadian Tire Corp. Ltd. Class A	721,397	94,569
	iA Financial Corp. Inc.	1,394,165	93,548
	CCL Industries Inc. Class B	1,934,220	90,954
*	Descartes Systems Group Inc.	1,116,056	88,438
	Stantec Inc.	1,464,154	88,010
*	CAE Inc.	3,888,396	87,506
	Toromont Industries Ltd.	1,069,466	86,419
	Kinross Gold Corp.	16,880,948	85,099
[1]	Pan American Silver Corp.	4,759,754	84,737
	Saputo Inc.	3,181,637	82,379
[1]	Canadian Apartment Properties REIT	2,240,157	82,060
[1]	Northland Power Inc.	3,305,517	81,147
[1]	Algonquin Power & Utilities Corp.	9,047,200	76,926
[1]	Gildan Activewear Inc.	2,332,869	75,969
[1]	FirstService Corp.	499,929	75,201
	West Fraser Timber Co. Ltd.	1,027,778	74,342
	TMX Group Ltd.	725,870	73,517
[1]	Keyera Corp.	2,984,492	70,226
	Lundin Mining Corp.	9,021,934	68,921
	Element Fleet Management Corp.	5,205,193	68,078
[1]	Alamos Gold Inc. Class A	5,183,389	66,990
*	MEG Energy Corp.	3,968,453	66,080
	B2Gold Corp.	16,696,960	65,686
*	Ivanhoe Mines Ltd. Class A	7,450,788	64,617
[1]	AltaGas Ltd.	3,683,569	64,436
	RioCan REIT	3,994,007	61,848
	GFL Environmental Inc. (XTSE)	1,626,089	59,062
[1]	Brookfield Renewable Corp. Class A	1,691,101	56,505
[1]	SNC-Lavalin Group Inc.	2,316,232	53,339
	Finning International Inc.	2,042,672	52,934
[1]	Brookfield Infrastructure Corp. Class A (XTSE)	1,223,499	52,133
[1]	Capital Power Corp.	1,531,976	49,933
*	Kinaxis Inc.	361,974	49,709
	Crescent Point Energy Corp.	6,650,259	49,183
	Granite REIT	788,030	49,009
*	Bombardier Inc. Class B	1,107,896	47,853
	Canadian Utilities Ltd. Class A	1,636,138	47,302
	Boyd Group Services Inc.	280,541	46,786
[1]	Parkland Corp.	1,947,498	45,926
[1]	Enerplus Corp.	3,069,994	45,908
[1]	PrairieSky Royalty Ltd.	2,795,894	44,120
	Colliers International Group Inc.	413,343	43,956
	Onex Corp.	934,764	43,045
*	ATS Corp.	977,139	41,888
	SSR Mining Inc.	2,748,320	39,353
	Osisko Gold Royalties Ltd. (XTSE)	2,340,593	38,041
*	Aritzia Inc.	1,178,931	37,469
	Premium Brands Holdings Corp. Class A	491,068	36,865
[1]	Choice Properties REIT	3,369,224	36,407
[1]	Dream Industrial REIT	3,269,993	35,817
	BRP Inc.	464,685	34,716
*,3	Nuvei Corp.	845,224	34,324
[1]	SmartCentres REIT	1,739,539	33,613
[1]	Methanex Corp.	742,000	33,216
[1]	First Capital REIT	2,813,217	33,036
[1]	IGM Financial Inc.	1,068,540	32,793
[1]	Gibson Energy Inc.	1,930,179	32,753
*,1	Air Canada	2,329,425	32,598
	Atco Ltd.	986,268	32,590
	Boralex Inc. Class A	1,071,946	31,252
	Stella-Jones Inc.	791,595	30,978
		Shares	Market Value• ($000)
*	Bausch Health Cos. Inc.	4,191,269	30,842
	Primo Water Corp.	2,005,457	30,463
[1]	H&R REIT	3,505,482	30,401
	Whitecap Resources Inc.	3,812,870	30,056
	Parex Resources Inc.	1,399,408	28,415
[1]	Allied Properties REIT	1,681,597	28,274
[1]	TransAlta Corp.	3,095,019	27,596
*,1	Baytex Energy Corp.	7,248,952	27,287
*	Capstone Copper Corp.	5,786,451	27,206
*	BlackBerry Ltd.	6,878,631	26,807
	Vermilion Energy Inc.	2,095,584	26,526
	Linamar Corp.	557,906	26,519
*	Eldorado Gold Corp.	2,395,092	26,464
	Definity Financial Corp.	968,863	26,280
	Tricon Residential Inc.	3,193,147	25,595
*,1	Lithium Americas Corp.	1,228,532	24,555
[1]	Paramount Resources Ltd. Class A	978,413	23,167
*	Lightspeed Commerce Inc. (XTSE)	1,711,741	22,501
	CI Financial Corp.	2,252,532	22,179
	Canadian Western Bank	1,231,290	22,084
	Lundin Gold Inc.	1,709,464	21,677
[1]	Boardwalk REIT	498,560	21,343
[1]	First Majestic Silver Corp.	3,008,188	21,248
	OceanaGold Corp.	9,249,916	21,165
[1]	Innergex Renewable Energy Inc.	2,052,538	21,058
	Russel Metals Inc.	824,013	20,983
[1]	Maple Leaf Foods Inc.	1,005,774	20,608
	Chartwell Retirement Residences	3,130,824	20,474
	Stelco Holdings Inc.	567,757	19,838
	Centerra Gold Inc.	2,899,737	19,605
	Barrick Gold Corp.	998,659	19,014
*	Torex Gold Resources Inc.	1,127,681	18,503
[1]	North West Co. Inc.	620,662	18,205
*	IAMGOLD Corp.	6,293,063	18,022
	Quebecor Inc. Class B	683,703	17,647
[1]	NorthWest Healthcare Properties REIT	2,802,252	16,857
*,1	Equinox Gold Corp.	3,376,361	16,772
*	Novagold Resources Inc.	3,090,438	16,743
[1]	Superior Plus Corp.	2,220,829	16,474
	Home Capital Group Inc. Class B	505,073	16,235
	Enghouse Systems Ltd.	579,178	15,941
	Topaz Energy Corp.	1,085,044	15,545
*	Celestica Inc.	1,365,703	14,818
*,1	Ballard Power Systems Inc.	3,312,652	14,646
	Hudbay Minerals Inc.	2,868,849	14,378
[1]	Laurentian Bank of Canada	574,678	13,662
	Winpak Ltd.	409,194	13,648
	GFL Environmental Inc.	366,505	13,304
[1]	Primaris REIT	1,346,038	13,273
[1]	Mullen Group Ltd.	1,159,358	12,844
[1]	TransAlta Renewables Inc.	1,363,011	12,726
*	Shopify Inc. Class A	262,617	12,724
*,1	Canada Goose Holdings Inc.	632,900	12,407
*	Canfor Corp.	804,375	12,088
[1]	Transcontinental Inc. Class A	1,041,385	11,214
[1]	Westshore Terminals Investment Corp.	518,252	10,565
	Cascades Inc.	1,233,901	10,054
[1]	Cargojet Inc.	113,183	8,513
[1]	First National Financial Corp.	267,515	7,466
[1]	Cogeco Communications Inc.	131,057	6,351
[1]	Artis REIT	1,155,148	6,002
[1]	Dye & Durham Ltd.	478,384	5,092
*,1	Canopy Growth Corp.	3,922,290	5,066
*,1	Cronos Group Inc.	2,577,810	4,795
	Cameco Corp. (XTSE)	157,192	4,321
	Brookfield Infrastructure Corp. Class A	66,621	2,838
	Osisko Gold Royalties Ltd.	99,355	1,615

Total International Stock Index Fund
		Shares	Market Value• ($000)
*,1	Lightspeed Commerce Inc.	77,182	1,013
*,2	Poseidon Concepts Corp.	320,721	—
			26,602,675
Chile (0.2%)
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	1,801,030	121,928
	Banco de Chile	587,734,450	62,578
	Empresas Copec SA	6,516,995	45,347
*	Cencosud SA	17,919,154	36,515
	Enel Americas SA	252,285,875	34,378
	Banco Santander Chile	549,705,442	26,285
	Empresas CMPC SA	15,991,190	25,059
	Cia Sud Americana de Vapores SA	234,796,202	23,993
	Falabella SA	10,733,486	23,016
	Banco de Credito e Inversiones SA	743,654	22,432
	Enel Chile SA	325,301,120	18,537
	Cia Cervecerias Unidas SA	1,790,690	14,618
	Quinenco SA	3,510,454	14,416
	Colbun SA	99,420,127	13,918
[1]	Banco Santander Chile ADR	691,844	13,249
*	Parque Arauco SA	8,644,780	12,251
	Embotelladora Andina SA Preference Shares Class B	4,831,065	12,102
	Aguas Andinas SA Class A	37,447,252	11,319
	Banco Itau Chile SA	4,492,362,374	10,128
	Cencosud Shopping SA	6,264,838	9,977
	CAP SA	965,418	6,758
	Empresa Nacional de Telecomunicaciones SA	1,590,475	6,616
	SMU SA	34,276,422	5,987
	Sociedad de Inversiones Oro Blanco SA	588,792,194	5,216
*	Engie Energia Chile SA	5,814,215	4,501
	Plaza SA	3,363,807	4,327
	Inversiones Aguas Metropolitanas SA	5,971,080	4,143
	Vina Concha y Toro SA	3,372,526	4,029
	Ripley Corp. SA	14,849,019	3,003
	SONDA SA	5,827,150	2,944
	Inversiones La Construccion SA	300,994	1,902
	Enel Chile SA ADR	153,493	431
			601,903
China (8.0%)
	Tencent Holdings Ltd.	79,340,640	3,524,003
*	Alibaba Group Holding Ltd.	194,231,396	2,053,730
*,3	Meituan Class B	62,230,707	1,063,551
	China Construction Bank Corp. Class H	1,224,585,479	818,668
	Ping An Insurance Group Co. of China Ltd. Class H	83,451,522	608,822
	Industrial & Commercial Bank of China Ltd. Class H	1,054,139,246	567,131
	JD.com Inc. Class A	31,265,807	558,027
*	Baidu Inc. Class A	29,648,273	446,263
	NetEase Inc.	24,237,509	431,486
	Bank of China Ltd. Class H	987,621,141	394,415
*	PDD Holdings Inc. ADR	5,779,873	393,898
	BYD Co. Ltd. Class H	12,700,148	385,148
	Kweichow Moutai Co. Ltd. Class A	1,116,691	284,267
*,3	Wuxi Biologics Cayman Inc.	46,916,374	279,755
*,3	Xiaomi Corp. Class B	193,524,393	274,689
	Yum China Holdings Inc. (XHKG)	4,289,546	262,514
	China Merchants Bank Co. Ltd. Class H	52,510,696	253,476
*	Trip.com Group Ltd.	7,019,881	249,591
	China Petroleum & Chemical Corp. Class H	346,445,718	227,066
	Li Ning Co. Ltd.	29,986,724	214,454
	ANTA Sports Products Ltd.	16,552,730	205,688
	PetroChina Co. Ltd. Class H	276,324,085	191,944
	China Life Insurance Co. Ltd. Class H	98,533,338	189,298
*,3	Kuaishou Technology	25,882,149	171,343
	China Resources Land Ltd.	36,377,235	169,400
		Shares	Market Value• ($000)
*,1	Li Auto Inc. Class A	13,912,869	164,782
*	China Mengniu Dairy Co. Ltd.	40,767,424	164,561
	China Resources Beer Holdings Co. Ltd.	20,832,343	160,925
	ZTO Express Cayman Inc.	5,802,508	159,758
*	BeiGene Ltd.	8,095,368	158,863
	China Shenhua Energy Co. Ltd. Class H	47,164,060	156,658
	Agricultural Bank of China Ltd. Class H	383,628,504	148,323
	ENN Energy Holdings Ltd.	10,042,551	137,700
	Zijin Mining Group Co. Ltd. Class H	79,582,595	134,738
*	KE Holdings Inc. ADR	8,449,054	132,566
*	H World Group Ltd. ADR (XNGS)	2,819,401	132,230
	China Overseas Land & Investment Ltd.	50,710,328	128,609
[3]	Nongfu Spring Co. Ltd. Class H	23,107,123	125,374
*	NIO Inc. ADR	15,830,855	124,589
	CSPC Pharmaceutical Group Ltd.	110,484,056	112,506
	China Pacific Insurance Group Co. Ltd. Class H	36,632,283	109,422
	PICC Property & Casualty Co. Ltd. Class H	89,016,973	107,662
	Haier Smart Home Co. Ltd. Class H	30,814,525	100,443
*,3	JD Health International Inc.	13,723,495	99,030
	Shenzhou International Group Holdings Ltd.	9,956,704	95,636
	Sunny Optical Technology Group Co. Ltd.	8,619,677	91,087
	Yankuang Energy Group Co. Ltd. Class H	25,932,157	88,962
	Geely Automobile Holdings Ltd.	71,492,744	88,754
	Tsingtao Brewery Co. Ltd. Class H	8,230,719	88,115
*,3	Innovent Biologics Inc.	18,311,978	88,045
	Contemporary Amperex Technology Co. Ltd. Class A	2,582,517	86,418
	Wuliangye Yibin Co. Ltd. Class A	3,442,513	84,107
[3]	Postal Savings Bank of China Co. Ltd. Class H	126,464,794	82,454
*	Vipshop Holdings Ltd. ADR	5,195,504	81,569
	CITIC Ltd.	64,940,062	81,519
*	New Oriental Education & Technology Group Inc.	17,902,896	81,306
[3]	China Tower Corp. Ltd. Class H	614,835,646	78,467
	China Merchants Bank Co. Ltd. Class A (XSSC)	15,990,429	77,825
	Yum China Holdings Inc.	1,249,287	76,431
	Bank of Communications Co. Ltd. Class H	113,661,044	73,414
	Sino Biopharmaceutical Ltd.	128,508,818	71,335
[3]	Longfor Group Holdings Ltd.	25,215,157	69,001
*	GCL Technology Holdings Ltd.	273,531,000	68,681
*,1,3	SenseTime Group Inc. Class B	203,490,000	67,951
	Ping An Insurance Group Co. of China Ltd. Class A	8,915,347	66,850
*	XPeng Inc. Class A	13,870,574	66,231
	CITIC Securities Co. Ltd. Class H	30,849,325	64,956
*	Bilibili Inc.	3,114,768	63,364
	China CITIC Bank Corp. Ltd. Class H	115,258,797	62,351
	BYD Co. Ltd. Class A (XSEC)	1,656,577	61,385
	Xinyi Solar Holdings Ltd.	56,147,252	60,364
*	Tencent Music Entertainment Group ADR	8,094,447	59,980
	Sinopharm Group Co. Ltd. Class H	16,446,527	58,258
*	Full Truck Alliance Co. Ltd. ADR	8,414,326	53,852
	China Resources Power Holdings Co. Ltd.	24,724,882	53,832
	Anhui Conch Cement Co. Ltd. Class H	16,708,766	52,758
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	30,608,550	52,230
*	Kingdee International Software Group Co. Ltd.	33,742,286	51,884
	Agricultural Bank of China Ltd. Class A (XSSC)	101,416,900	50,089
	Kingsoft Corp. Ltd.	11,335,500	49,828
	China Gas Holdings Ltd.	38,304,353	49,277
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	1,075,787	48,523
	China Vanke Co. Ltd. Class H	30,968,661	48,413
*,3	Haidilao International Holding Ltd.	19,797,310	48,402
	COSCO SHIPPING Holdings Co. Ltd. Class H	41,178,225	47,829
	China Longyuan Power Group Corp. Ltd. Class H	44,100,772	46,282
	Industrial Bank Co. Ltd. Class A	18,575,279	46,271

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1]	Great Wall Motor Co. Ltd. Class H	37,810,555	45,886
	China National Building Material Co. Ltd. Class H	60,451,010	45,357
	Kunlun Energy Co. Ltd.	48,684,728	45,131
*	Alibaba Health Information Technology Ltd.	62,467,919	45,027
	Country Garden Holdings Co. Ltd.	171,439,898	44,163
[3]	China International Capital Corp. Ltd. Class H	20,682,822	43,460
	Tingyi Cayman Islands Holding Corp.	24,755,630	43,262
	China Tourism Group Duty Free Corp. Ltd. Class A	1,849,692	43,155
	Country Garden Services Holdings Co. Ltd.	27,332,942	42,955
*,1	Zai Lab Ltd.	12,203,620	42,726
	Luzhou Laojiao Co. Ltd. Class A	1,306,861	42,703
	People's Insurance Co. Group of China Ltd. Class H	108,567,106	42,699
	Hengan International Group Co. Ltd.	9,149,007	40,864
	Industrial & Commercial Bank of China Ltd. Class A (XSSC)	59,704,998	40,711
[3]	China Resources Mixc Lifestyle Services Ltd.	7,652,290	40,569
	Weichai Power Co. Ltd. Class H	27,237,364	40,261
[3]	WuXi AppTec Co. Ltd. Class H	4,563,371	40,135
	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	5,685,978	40,001
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	1,086,552	39,038
[3]	CGN Power Co. Ltd. Class H	146,843,720	38,776
	China Railway Group Ltd. Class H	49,932,618	38,390
	ZTE Corp. Class H	11,748,728	37,840
	New China Life Insurance Co. Ltd. Class H	13,104,332	37,525
	China Resources Gas Group Ltd.	11,778,274	37,176
	Zhongsheng Group Holdings Ltd.	8,695,397	37,143
*	Foshan Haitian Flavouring & Food Co. Ltd. Class A	3,635,798	37,133
*	Wanhua Chemical Group Co. Ltd. Class A	2,781,583	37,083
	Guangdong Investment Ltd.	38,651,201	36,950
[3]	China Feihe Ltd.	53,134,189	35,881
*,3	Akeso Inc.	6,489,260	35,640
	China State Construction Engineering Corp. Ltd. Class A	37,382,138	35,508
	SF Holding Co. Ltd. Class A	4,332,881	35,349
*	Huaneng Power International Inc. Class H	56,616,098	35,282
	China Minsheng Banking Corp. Ltd. Class H	95,569,717	35,107
*	iQIYI Inc. ADR	5,753,109	35,094
*,3	JD Logistics Inc.	22,122,576	34,569
[3]	Fuyao Glass Industry Group Co. Ltd. Class H	8,431,247	34,301
	Aluminum Corp. of China Ltd. Class H	57,662,012	34,255
*	TAL Education Group ADR	5,840,307	34,224
	CRRC Corp. Ltd. Class H	52,794,034	34,163
*	Daqo New Energy Corp. ADR	735,606	33,779
*	Genscript Biotech Corp.	12,740,403	33,678
*,3	Hygeia Healthcare Holdings Co. Ltd.	4,556,848	33,580
	Muyuan Foods Co. Ltd. Class A	4,811,109	33,270
*	Kanzhun Ltd. ADR	1,782,473	32,958
	East Money Information Co. Ltd. Class A	14,066,743	32,781
*	Tongcheng Travel Holdings Ltd.	15,345,019	32,642
	Haitong Securities Co. Ltd. Class H	48,237,319	32,040
	CMOC Group Ltd. Class H	51,873,170	31,799
	China Conch Venture Holdings Ltd.	19,776,034	31,553
	Ping An Bank Co. Ltd. Class A	17,345,013	31,494
	China Oilfield Services Ltd. Class H	26,765,043	31,482
	Yangzijiang Shipbuilding Holdings Ltd.	33,545,222	31,282
	BYD Electronic International Co. Ltd.	10,187,374	30,896
[3]	Yadea Group Holdings Ltd.	13,118,488	30,671
	Jiangxi Copper Co. Ltd. Class H	17,232,420	30,656
*,3	ZhongAn Online P&C Insurance Co. Ltd. Class H	9,830,946	30,604
	Anhui Gujing Distillery Co. Ltd. Class B	1,725,480	30,602
[3]	Huatai Securities Co. Ltd. Class H	23,271,305	30,058
		Shares	Market Value• ($000)
	China Merchants Port Holdings Co. Ltd.	20,003,261	29,681
	Kingboard Holdings Ltd.	9,682,240	29,654
	C&D International Investment Group Ltd.	9,604,833	29,579
	Ganfeng Lithium Group Co. Ltd. Class A	3,111,451	29,281
	CITIC Securities Co. Ltd. Class A (XSSC)	9,593,773	29,198
	China Hongqiao Group Ltd.	29,632,783	29,188
	Shanghai Pudong Development Bank Co. Ltd. Class A	26,447,072	29,046
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	1,340,367	28,979
	China State Construction International Holdings Ltd.	23,268,645	28,930
	Shandong Gold Mining Co. Ltd. Class A (XSSC)	7,689,985	28,582
	Zhuzhou CRRC Times Electric Co. Ltd.	7,080,318	28,576
	Zijin Mining Group Co. Ltd. Class A (XSSC)	15,205,267	28,284
	Beijing Enterprises Holdings Ltd.	6,754,413	28,031
[1,3]	Smoore International Holdings Ltd.	23,557,246	27,539
	Guangzhou Automobile Group Co. Ltd. Class H	43,961,508	27,437
	Bank of China Ltd. Class A (XSSC)	51,318,000	27,205
	China Railway Group Ltd. Class A (XSSC)	20,176,600	27,107
*	Microport Scientific Corp.	12,159,939	26,982
	China Medical System Holdings Ltd.	16,250,045	26,977
	Qifu Technology Inc. Class A ADR	1,526,712	26,931
	Aier Eye Hospital Group Co. Ltd. Class A	6,307,492	26,852
	Shanghai Baosight Software Co. Ltd. Class B	7,786,402	26,662
	Minth Group Ltd.	9,154,408	26,507
	China Galaxy Securities Co. Ltd. Class H	48,771,033	26,490
*	Air China Ltd. Class H	29,770,218	26,352
	Beijing Kingsoft Office Software Inc. Class A	409,338	26,079
*	JinkoSolar Holding Co. Ltd. ADR	519,884	25,791
	Foxconn Industrial Internet Co. Ltd. Class A	11,067,005	25,782
*,1	Canadian Solar Inc.	667,835	24,990
	China Power International Development Ltd.	65,538,568	24,878
	TravelSky Technology Ltd. Class H	12,349,068	24,650
	PetroChina Co. Ltd. Class A	21,398,570	24,448
	Shaanxi Coal Industry Co. Ltd. Class A	8,627,810	24,417
*,3	China Literature Ltd.	5,268,477	24,341
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	5,682,978	24,267
*	GDS Holdings Ltd. Class A	12,369,086	23,949
	Luxshare Precision Industry Co. Ltd. Class A	6,322,402	23,911
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	11,756,376	23,900
[1]	Yuexiu Property Co. Ltd.	16,412,815	23,744
*	RLX Technology Inc. ADR	9,555,489	23,507
[3]	Hansoh Pharmaceutical Group Co. Ltd.	12,713,836	23,194
	Tongwei Co. Ltd. Class A	4,020,784	23,181
	Bank of Ningbo Co. Ltd. Class A	5,834,942	23,105
	Bosideng International Holdings Ltd.	46,444,417	22,905
	China Yangtze Power Co. Ltd. Class A	7,190,400	22,732
	NAURA Technology Group Co. Ltd. Class A	467,860	22,667
	GF Securities Co. Ltd. Class H	15,747,986	22,615
	NARI Technology Co. Ltd. Class A	5,964,054	22,544
[1,3]	Pop Mart International Group Ltd.	9,271,598	22,491
*,3	Hua Hong Semiconductor Ltd.	5,459,895	22,435
	China Coal Energy Co. Ltd. Class H	25,788,441	22,158
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	7,751,382	22,158
	China Taiping Insurance Holdings Co. Ltd.	19,275,293	22,141
	CRRC Corp. Ltd. Class A	21,876,700	22,109
	Autohome Inc. ADR	742,006	22,000
[3]	China Resources Pharmaceutical Group Ltd.	22,101,203	21,955
*	Zhaojin Mining Industry Co. Ltd. Class H	13,686,192	21,787
	Sungrow Power Supply Co. Ltd. Class A	1,320,908	21,575
	Hangzhou Tigermed Consulting Co. Ltd. Class A	1,623,180	21,361
	MINISO Group Holding Ltd. ADR	1,149,472	21,196

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Poly Developments & Holdings Group Co. Ltd. Class A	10,487,225	21,086
	WuXi AppTec Co. Ltd. Class A (XSSC)	2,151,196	21,037
[3]	Topsports International Holdings Ltd.	23,577,479	21,018
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	534,456	21,016
	Shenzhen Inovance Technology Co. Ltd. Class A	2,336,514	20,879
*	Chinasoft International Ltd.	30,504,258	20,335
*	Chindata Group Holdings Ltd. ADR	3,211,219	20,263
	China Everbright Environment Group Ltd.	47,619,687	20,216
	Fosun International Ltd.	28,819,006	20,211
	China Pacific Insurance Group Co. Ltd. Class A (XSSC)	4,471,172	20,185
[3]	3SBio Inc.	20,116,141	20,156
	Inner Mongolia Yitai Coal Co. Ltd. Class B	13,585,366	20,149
*,1	HUTCHMED China Ltd.	6,444,483	19,910
	COSCO SHIPPING Holdings Co. Ltd. Class A	12,323,536	19,821
	Haitian International Holdings Ltd.	7,620,058	19,799
	China Everbright Bank Co. Ltd. Class A (XSSC)	41,606,509	19,241
	China United Network Communications Ltd. Class A	24,446,700	19,219
	China Shenhua Energy Co. Ltd. Class A (XSSC)	4,513,666	18,981
	China Overseas Property Holdings Ltd.	16,867,294	18,731
	China Energy Engineering Corp. Ltd. Class A	47,426,138	18,576
[3]	Jiumaojiu International Holdings Ltd.	8,246,535	18,529
*	Beijing Capital International Airport Co. Ltd. Class H	23,700,191	18,464
	Haier Smart Home Co. Ltd. Class A (XSSC)	5,345,994	18,339
	JOYY Inc. ADR	602,204	18,325
	Shenwan Hongyuan Group Co. Ltd. Class A	27,961,432	18,268
	Iflytek Co. Ltd. Class A	2,067,850	18,119
	Sany Heavy Industry Co. Ltd. Class A	7,593,265	18,115
	China Petroleum & Chemical Corp. Class A	18,578,216	18,032
	Dongfeng Motor Group Co. Ltd. Class H	37,664,225	18,020
	China Traditional Chinese Medicine Holdings Co. Ltd.	32,243,682	17,626
	SAIC Motor Corp. Ltd. Class A	8,612,276	17,593
	Bank of Communications Co. Ltd. Class A (XSSC)	21,828,691	17,563
	Xtep International Holdings Ltd.	14,952,341	17,439
	TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	2,885,500	17,349
	China Communications Services Corp. Ltd. Class H	31,559,501	17,293
	BOE Technology Group Co. Ltd. Class A (XSEC)	29,755,000	17,291
	AviChina Industry & Technology Co. Ltd. Class H	31,824,655	17,202
	China Three Gorges Renewables Group Co. Ltd. Class A	21,847,600	17,122
*	Shanghai International Airport Co. Ltd. Class A	2,191,136	17,016
	Eve Energy Co. Ltd. Class A	1,793,358	17,013
	Power Construction Corp. of China Ltd. Class A	15,095,702	16,791
	Chongqing Zhifei Biological Products Co. Ltd. Class A	1,423,116	16,752
*	Yihai International Holding Ltd.	6,224,377	16,520
	China Jinmao Holdings Group Ltd.	88,405,558	16,516
	Shenzhen International Holdings Ltd.	18,333,334	16,505
*,1,3	China Tourism Group Duty Free Corp. Ltd. Class H	771,100	16,495
[3]	Guotai Junan Securities Co. Ltd. Class H	12,750,958	16,430
*	Weibo Corp. ADR	936,112	16,391
	Hello Group Inc. ADR	1,959,330	16,380
	China Vanke Co. Ltd. Class A (XSEC)	7,436,938	16,259
	Far East Horizon Ltd.	18,062,309	16,249
	Jiangsu Expressway Co. Ltd. Class H	16,013,059	16,221
*,3	Keymed Biosciences Inc.	1,995,791	15,945
*,3	New Horizon Health Ltd.	4,440,617	15,935
		Shares	Market Value• ($000)
	Zhejiang Expressway Co. Ltd. Class H	19,065,161	15,821
*	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	15,358,543	15,788
[3]	Ganfeng Lithium Group Co. Ltd. Class H	2,364,291	15,599
*,1,3	Alphamab Oncology	7,959,959	15,592
	COSCO SHIPPING Ports Ltd.	23,421,910	15,412
	Baoshan Iron & Steel Co. Ltd. Class A	16,499,344	15,361
	Lufax Holding Ltd. ADR	9,014,359	15,324
*	China Southern Airlines Co. Ltd. Class H	21,876,505	15,323
	Sany Heavy Equipment International Holdings Co. Ltd.	11,524,124	15,286
	Dongyue Group Ltd.	14,943,811	15,207
	AECC Aviation Power Co. Ltd. Class A	2,387,206	15,119
	Uni-President China Holdings Ltd.	15,074,074	15,051
	CSC Financial Co. Ltd. Class A	4,096,941	15,020
	LONGi Green Energy Technology Co. Ltd. Class A	2,957,208	14,938
	China CSSC Holdings Ltd. Class A	3,975,164	14,912
	China National Nuclear Power Co. Ltd. Class A	14,909,331	14,877
	360 Security Technology Inc. Class A	6,302,491	14,564
	Daqin Railway Co. Ltd. Class A	13,056,300	14,524
	Nine Dragons Paper Holdings Ltd.	20,899,711	14,500
*	Tianqi Lithium Corp. Class A	1,401,390	14,470
*,1,3	Weimob Inc.	27,573,666	14,273
	Kingboard Laminates Holdings Ltd.	13,790,229	14,212
*	Advanced Micro-Fabrication Equipment Inc. China Class A	538,796	14,166
	China Merchants Securities Co. Ltd. Class A (XSSC)	6,984,522	14,110
*	Qinghai Salt Lake Industry Co. Ltd. Class A	4,741,266	14,006
	China Construction Bank Corp. Class A (XSSC)	15,280,401	13,925
	China Cinda Asset Management Co. Ltd. Class H	116,539,397	13,862
	Greentown China Holdings Ltd.	11,499,750	13,821
	Trina Solar Co. Ltd. Class A	1,927,685	13,720
[3]	CSC Financial Co. Ltd. Class H	13,408,945	13,650
[1,3]	Jinxin Fertility Group Ltd.	20,522,515	13,546
	Beijing Enterprises Water Group Ltd.	53,298,578	13,534
	Postal Savings Bank of China Co. Ltd. Class A	16,962,773	13,521
*,1	China Ruyi Holdings Ltd.	55,139,121	13,422
	Sinotruk Hong Kong Ltd.	8,770,475	13,403
	China Resources Cement Holdings Ltd.	29,215,498	13,227
*,1	China Eastern Airlines Corp. Ltd. Class H	33,583,864	13,205
	ZTE Corp. Class A (XSEC)	2,551,364	13,136
	China Everbright Bank Co. Ltd. Class H	40,993,762	13,129
	Pharmaron Beijing Co. Ltd. Class A (XSEC)	1,837,173	13,005
[1]	Flat Glass Group Co. Ltd. Class H	4,623,777	12,999
	SSY Group Ltd.	18,390,411	12,863
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	6,509,100	12,840
	Bank of Beijing Co. Ltd. Class A	18,573,814	12,721
	Chongqing Changan Automobile Co. Ltd. Class B	27,676,962	12,586
*,1,3	Ping An Healthcare & Technology Co. Ltd.	5,018,235	12,544
*,1,3	East Buy Holding Ltd.	3,612,841	12,525
	Chongqing Rural Commercial Bank Co. Ltd. Class H	32,389,778	12,520
	Anhui Gujing Distillery Co. Ltd. Class A	313,737	12,405
[1]	Xinte Energy Co. Ltd. Class H	5,003,805	12,390
	Bank of Nanjing Co. Ltd. Class A	9,103,748	12,387
	Lao Feng Xiang Co. Ltd. Class B	3,471,953	12,334
*	China Southern Airlines Co. Ltd. Class A	10,981,500	12,298
	Hithink RoyalFlush Information Network Co. Ltd. Class A	475,731	12,272
*	Hollysys Automation Technologies Ltd.	764,037	12,194
	Hundsun Technologies Inc. Class A	1,702,151	12,173
	China Education Group Holdings Ltd.	13,631,248	12,136

Total International Stock Index Fund
		Shares	Market Value• ($000)
	China Minsheng Banking Corp. Ltd. Class A (XSSC)	23,071,000	12,099
	Fufeng Group Ltd.	19,889,124	12,055
	Yunnan Baiyao Group Co. Ltd. Class A	1,416,735	11,906
	Grand Pharmaceutical Group Ltd.	18,260,903	11,891
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	21,776,124	11,886
	Huaxia Bank Co. Ltd. Class A	14,236,134	11,852
	China CITIC Bank Corp. Ltd. Class A (XSSC)	12,601,084	11,836
	Focus Media Information Technology Co. Ltd. Class A	12,698,972	11,826
*	Imeik Technology Development Co. Ltd. Class A	150,200	11,813
	China Datang Corp. Renewable Power Co. Ltd. Class H	30,400,753	11,806
	Guangdong Haid Group Co. Ltd. Class A	1,478,858	11,732
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	3,192,000	11,627
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,172,425	11,614
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	757,222	11,611
	Bank of Shanghai Co. Ltd. Class A	12,760,260	11,577
	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	3,792,863	11,482
	Guotai Junan Securities Co. Ltd. Class A (XSSC)	5,206,000	11,388
*,3	Luye Pharma Group Ltd.	23,096,539	11,360
	Poly Property Services Co. Ltd. Class H	1,834,172	11,344
*,3	Remegen Co. Ltd. Class H	1,912,820	11,241
	Sun Art Retail Group Ltd.	25,822,828	11,225
*	Alibaba Pictures Group Ltd.	175,811,139	11,188
	Shenzhen Transsion Holdings Co. Ltd. Class A	706,791	11,141
[3]	Dali Foods Group Co. Ltd.	26,647,472	11,089
	Orient Securities Co. Ltd. Class A (XSSC)	7,140,915	11,075
*,3	InnoCare Pharma Ltd.	9,494,135	10,932
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	1,732,300	10,876
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	14,092,118	10,671
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	1,721,252	10,634
	China Lesso Group Holdings Ltd.	12,260,416	10,599
	Citic Pacific Special Steel Group Co. Ltd. Class A	4,475,847	10,447
	TBEA Co. Ltd. Class A	3,182,807	10,405
*	Gushengtang Holdings Ltd.	1,547,496	10,346
	Yunnan Energy New Material Co. Ltd. Class A	682,030	10,270
	Anhui Conch Cement Co. Ltd. Class A (XSSC)	2,639,100	10,259
[1]	Tianneng Power International Ltd.	8,829,375	10,253
	Henan Shuanghui Investment & Development Co. Ltd. Class A	2,843,980	10,252
	XCMG Construction Machinery Co. Ltd. Class A	10,321,464	10,229
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	3,113,267	10,227
	Fu Shou Yuan International Group Ltd.	12,602,420	10,227
*,1,3	China Huarong Asset Management Co. Ltd. Class H	194,725,000	10,212
	China Water Affairs Group Ltd.	12,609,909	10,107
	Beijing Tongrentang Co. Ltd. Class A	1,201,934	10,103
	Metallurgical Corp. of China Ltd. Class A (XSSC)	15,578,494	10,093
	China Suntien Green Energy Corp. Ltd. Class H	23,024,313	10,086
	Kunlun Tech Co. Ltd. Class A	1,068,645	10,066
*	Lifetech Scientific Corp.	28,736,619	10,066
	Sichuan Road & Bridge Group Co. Ltd. Class A	4,385,950	10,047
	Sinopec Engineering Group Co. Ltd. Class H	19,289,326	10,003
	Huadian Power International Corp. Ltd. Class H	20,548,209	9,965
		Shares	Market Value• ($000)
[3]	China Railway Signal & Communication Corp. Ltd. Class H	21,214,444	9,963
	Huatai Securities Co. Ltd. Class A (XSSC)	4,885,200	9,928
	Metallurgical Corp. of China Ltd. Class H	31,935,697	9,744
	GF Securities Co. Ltd. Class A (XSEC)	4,382,575	9,725
	China Meidong Auto Holdings Ltd.	6,210,558	9,638
	Will Semiconductor Co. Ltd. Shanghai Class A	726,591	9,607
	Bank of Hangzhou Co. Ltd. Class A	5,270,504	9,566
	Chongqing Changan Automobile Co. Ltd. Class A (XSEC)	5,538,957	9,554
	Yonyou Network Technology Co. Ltd. Class A	3,053,285	9,547
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	1,063,952	9,471
	Hopson Development Holdings Ltd.	10,619,066	9,442
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	1,238,362	9,361
	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	35,245,985	9,279
	Jiangsu King's Luck Brewery JSC Ltd. Class A	1,070,369	9,258
*,1,3	Shanghai Junshi Biosciences Co. Ltd. Class H	2,351,594	9,229
	GigaDevice Semiconductor Inc. Class A	583,174	9,166
	Huadong Medicine Co. Ltd. Class A	1,527,863	9,152
[3]	AsiaInfo Technologies Ltd.	4,995,627	9,145
	Great Wall Motor Co. Ltd. Class A	2,339,464	9,110
*	Yangzijiang Financial Holding Ltd.	31,221,558	9,041
	Zhejiang Dahua Technology Co. Ltd. Class A	2,663,993	9,040
*,1	Golden Solar New Energy Technology Holdings Ltd.	9,622,192	9,039
*,1	XD Inc.	2,813,236	8,918
*,1,3	Haichang Ocean Park Holdings Ltd.	43,065,070	8,915
	China Overseas Grand Oceans Group Ltd.	15,381,402	8,903
	New China Life Insurance Co. Ltd. Class A (XSSC)	1,583,191	8,901
	Vinda International Holdings Ltd.	3,403,440	8,893
	Montage Technology Co. Ltd. Class A	1,006,331	8,871
	Haitong Securities Co. Ltd. Class A (XSSC)	6,605,500	8,856
	Tsingtao Brewery Co. Ltd. Class A (XSSC)	522,758	8,837
	Tong Ren Tang Technologies Co. Ltd. Class H	8,148,777	8,824
*	GD Power Development Co. Ltd. Class A	15,746,870	8,785
	Xinjiang Goldwind Science & Technology Co. Ltd. Class H	10,681,863	8,760
*	Shanghai MicroPort MedBot Group Co. Ltd.	2,968,000	8,737
	Skyworth Group Ltd.	17,492,344	8,721
	Everbright Securities Co. Ltd. Class A (XSSC)	3,919,300	8,605
	Mango Excellent Media Co. Ltd. Class A	1,643,799	8,528
	Shanghai Industrial Holdings Ltd.	5,801,014	8,500
	Changchun High & New Technology Industry Group Inc. Class A	359,073	8,461
*,3	Alliance International Education Leasing Holdings Ltd.	12,017,000	8,450
	Sichuan Chuantou Energy Co. Ltd. Class A	4,061,576	8,442
	People's Insurance Co. Group of China Ltd. Class A	9,375,299	8,432
[3]	BAIC Motor Corp. Ltd. Class H	29,924,954	8,422
	Hisense Home Appliances Group Co. Ltd. Class H	3,638,841	8,418
	Sinopec Shanghai Petrochemical Co. Ltd. Class H	47,819,906	8,362
*	Shanghai Electric Group Co. Ltd. Class H	30,810,589	8,334
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	1,807,146	8,331
	Shoucheng Holdings Ltd.	31,998,332	8,297
	Wingtech Technology Co. Ltd. Class A	1,087,146	8,281
	TCL Technology Group Corp. Class A	14,270,400	8,252
	China Yongda Automobiles Services Holdings Ltd.	12,220,260	8,218
[3]	A-Living Smart City Services Co. Ltd.	10,230,789	8,217
	Zhongji Innolight Co. Ltd. Class A	629,279	8,188
	FinVolution Group ADR	2,054,151	8,176
	Sinotrans Ltd. Class H	23,576,079	8,158

Total International Stock Index Fund
		Shares	Market Value• ($000)
	China National Chemical Engineering Co. Ltd. Class A	5,303,743	8,123
*	Huaneng Power International Inc. Class A (XSSC)	5,794,976	8,120
	Shougang Fushan Resources Group Ltd.	23,834,233	8,101
*,3	Arrail Group Ltd.	5,832,500	8,031
	Lee & Man Paper Manufacturing Ltd.	18,783,016	7,984
	China Risun Group Ltd.	17,006,094	7,961
	Guanghui Energy Co. Ltd. Class A	5,873,900	7,906
	China Everbright Ltd.	11,004,287	7,904
	Shanghai International Port Group Co. Ltd. Class A	9,487,100	7,858
*,1	Kingsoft Cloud Holdings Ltd. ADR	1,368,129	7,839
	Shenzhen Expressway Corp. Ltd. Class H	8,384,965	7,818
	China Nonferrous Mining Corp. Ltd.	15,244,316	7,802
*	COSCO SHIPPING Energy Transportation Co. Ltd. Class A (XSSC)	4,103,000	7,785
	Hangzhou Steam Turbine Power Group Co. Ltd. Class B	5,482,009	7,729
	BOE Varitronix Ltd.	4,724,854	7,728
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	906,386	7,722
	GoerTek Inc. Class A	3,005,986	7,717
	Weichai Power Co. Ltd. Class A (XSEC)	4,592,800	7,652
*	New Hope Liuhe Co. Ltd. Class A	4,050,887	7,613
	Industrial Securities Co. Ltd. Class A	7,826,910	7,608
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	2,604,616	7,594
*	Seazen Group Ltd.	34,926,348	7,508
	China Jushi Co. Ltd. Class A	3,558,388	7,502
	Lens Technology Co. Ltd. Class A	4,437,193	7,483
	Inspur Electronic Information Industry Co. Ltd. Class A	1,256,352	7,476
	Inner Mongolia ERDOS Resources Co. Ltd. Class B	4,136,488	7,462
	Greentown Service Group Co. Ltd.	12,127,843	7,450
	Aluminum Corp. of China Ltd. Class A	8,046,900	7,450
*,3	Bairong Inc. Class B	5,348,000	7,400
[3]	Angelalign Technology Inc.	588,278	7,379
	ENN Natural Gas Co. Ltd. Class A	2,511,963	7,373
*	Noah Holdings Ltd. ADR	464,676	7,370
*,3	CARsgen Therapeutics Holdings Ltd.	4,670,000	7,370
	Dongfang Electric Corp. Ltd. Class A (XSSC)	2,904,300	7,322
	CIMC Enric Holdings Ltd.	7,926,208	7,301
	China Coal Energy Co. Ltd. Class A (XSSC)	5,591,454	7,290
[1,3]	Simcere Pharmaceutical Group Ltd.	6,164,248	7,286
*	COFCO Joycome Foods Ltd.	28,170,541	7,272
	Chaozhou Three-Circle Group Co. Ltd. Class A	1,653,550	7,233
*,1	Tianqi Lithium Corp. Class H	1,149,000	7,214
	Towngas Smart Energy Co. Ltd.	15,551,733	7,186
	Jiangsu Eastern Shenghong Co. Ltd. Class A	3,914,065	7,171
[3]	Legend Holdings Corp. Class H	6,800,153	7,124
*,1	Helens International Holdings Co. Ltd.	4,562,223	7,122
*,3	Peijia Medical Ltd.	5,608,096	7,100
	Angang Steel Co. Ltd. Class H	21,301,121	7,076
	China Resources Microelectronics Ltd. Class A	852,624	7,066
	Ninestar Corp. Class A	1,234,664	7,065
	China Resources Medical Holdings Co. Ltd.	7,565,918	7,065
*,1,3	Meitu Inc.	25,195,704	7,046
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A (XSSC)	1,528,199	7,015
	Fuyao Glass Industry Group Co. Ltd. Class A (XSSC)	1,426,900	7,003
	Ningbo Deye Technology Co. Ltd. Class A	192,250	6,989
[1,2]	CIFI Holdings Group Co. Ltd.	72,104,378	6,981
	China Reinsurance Group Corp. Class H	91,005,426	6,972
	PAX Global Technology Ltd.	8,379,609	6,903
		Shares	Market Value• ($000)
	China Merchants Energy Shipping Co. Ltd. Class A	7,139,100	6,846
	Zhongyu Energy Holdings Ltd.	8,806,677	6,837
*	Shanghai Electric Group Co. Ltd. Class A (XSSC)	10,045,235	6,812
	Shenzhen Investment Ltd.	35,247,328	6,799
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	1,493,746	6,797
	Chervon Holdings Ltd.	1,329,400	6,765
	Yealink Network Technology Corp. Ltd. Class A	708,315	6,751
*	Zhejiang Century Huatong Group Co. Ltd. Class A	6,807,400	6,748
	Zhejiang NHU Co. Ltd. Class A	2,727,620	6,730
	CSG Holding Co. Ltd. Class B	17,537,213	6,709
	Poly Property Group Co. Ltd.	25,610,730	6,673
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	4,477,707	6,654
	Huayu Automotive Systems Co. Ltd. Class A	2,808,305	6,653
	Chongqing Brewery Co. Ltd. Class A	440,789	6,645
[3]	AK Medical Holdings Ltd.	4,937,497	6,636
	Digital China Holdings Ltd.	15,965,283	6,632
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	3,216,933	6,629
	Hengli Petrochemical Co. Ltd. Class A	2,900,320	6,628
[3]	Genertec Universal Medical Group Co. Ltd.	9,954,425	6,623
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A (XSSC)	1,997,267	6,613
	Huizhou Desay Sv Automotive Co. Ltd. Class A	439,319	6,570
	BOE Technology Group Co. Ltd. Class B (XSHE)	15,717,251	6,553
	CMOC Group Ltd. Class A (XSSC)	7,592,900	6,553
	Zhejiang China Commodities City Group Co. Ltd. Class A	4,669,600	6,538
*	Walvax Biotechnology Co. Ltd. Class A	1,413,265	6,522
[3]	Blue Moon Group Holdings Ltd.	10,929,772	6,502
*,3	Ascentage Pharma Group International	2,183,928	6,402
*,1	DingDong Cayman Ltd. ADR	1,643,498	6,393
	YTO Express Group Co. Ltd. Class A	2,549,659	6,376
	Jiangsu Zhongtian Technology Co. Ltd. Class A	3,017,400	6,374
	Hisense Home Appliances Group Co. Ltd. Class A (XSEC)	1,777,257	6,369
	Anjoy Foods Group Co. Ltd. Class A	258,228	6,348
*	Datang International Power Generation Co. Ltd. Class H	33,830,302	6,344
	Concord New Energy Group Ltd.	70,280,075	6,277
	Satellite Chemical Co. Ltd. Class A	3,035,848	6,229
*	Hainan Meilan International Airport Co. Ltd. Class H	2,999,641	6,220
	Gotion High-tech Co. Ltd. Class A	1,557,700	6,199
	China Zhenhua Group Science & Technology Co. Ltd. Class A	476,300	6,189
	COSCO SHIPPING Development Co. Ltd. Class H	46,108,512	6,185
	China International Marine Containers Group Co. Ltd. Class H	9,540,416	6,165
	NetDragon Websoft Holdings Ltd.	3,144,129	6,157
*	Air China Ltd. Class A (XSSC)	3,984,300	6,133
*	Suzhou Maxwell Technologies Co. Ltd. Class A	154,291	6,129
	Maxscend Microelectronics Co. Ltd. Class A	416,505	6,122
	Joinn Laboratories China Co. Ltd. Class A	851,916	6,102
	JCET Group Co. Ltd. Class A	1,525,781	6,088
[3]	China Merchants Securities Co. Ltd. Class H	5,990,425	6,081
	Guosen Securities Co. Ltd. Class A	4,454,452	6,059
*	Gaotu Techedu Inc. ADR	1,846,600	6,057
*,1	Yeahka Ltd.	2,196,972	6,031
	China BlueChemical Ltd. Class H	22,765,366	6,018
	Ming Yang Smart Energy Group Ltd. Class A	2,004,183	5,995
	Yunnan Aluminium Co. Ltd. Class A	2,906,900	5,988
	Ningbo Tuopu Group Co. Ltd. Class A	806,887	5,918

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Zhejiang Supcon Technology Co. Ltd. Class A	424,092	5,916
[1,3]	Orient Securities Co. Ltd. Class H	9,901,698	5,911
	Flat Glass Group Co. Ltd. Class A	1,329,765	5,893
[1]	Yuexiu REIT	22,383,916	5,886
	Hangzhou Silan Microelectronics Co. Ltd. Class A	1,235,028	5,886
[3]	China Bohai Bank Co. Ltd. Class H	35,366,427	5,864
*,1	Canaan Inc. ADR	2,078,203	5,861
	Beijing New Building Materials plc Class A	1,528,735	5,856
	Livzon Pharmaceutical Group Inc. Class H	1,589,005	5,763
	SG Micro Corp. Class A	319,516	5,737
	Xinyi Energy Holdings Ltd.	20,459,252	5,725
	Hualan Biological Engineering Inc. Class A	1,694,155	5,705
*,1,2	China Evergrande Group	44,728,357	5,698
	Huadian Power International Corp. Ltd. Class A (XSSC)	6,238,600	5,698
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	1,236,731	5,684
	Shanghai RAAS Blood Products Co. Ltd. Class A	5,981,479	5,674
*	China Conch Environment Protection Holdings Ltd.	18,174,611	5,670
*	Ginlong Technologies Co. Ltd. Class A	343,110	5,653
*	Dada Nexus Ltd. ADR	925,643	5,609
	Hoshine Silicon Industry Co. Ltd. Class A	527,780	5,591
*,1,3	Zhou Hei Ya International Holdings Co. Ltd.	12,094,752	5,542
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	1,549,400	5,539
	Humanwell Healthcare Group Co. Ltd. Class A	1,415,300	5,521
	Huaneng Lancang River Hydropower Inc. Class A	5,486,400	5,510
*,1	CMGE Technology Group Ltd.	16,924,990	5,481
	By-health Co. Ltd. Class A	1,585,200	5,465
*	Tuya Inc. ADR	2,749,180	5,416
	Zhejiang Juhua Co. Ltd. Class A	2,470,946	5,414
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	1,218,600	5,411
	Lepu Medical Technology Beijing Co. Ltd. Class A	1,565,448	5,407
	LB Group Co. Ltd. Class A	2,159,900	5,407
*	Lingyi iTech Guangdong Co. Class A	6,246,400	5,358
	JA Solar Technology Co. Ltd. Class A	910,291	5,311
	Sihuan Pharmaceutical Holdings Group Ltd.	51,842,035	5,310
	Shenzhen Overseas Chinese Town Co. Ltd. Class A	7,313,566	5,295
	Yanlord Land Group Ltd.	8,277,592	5,291
	Sinopec Kantons Holdings Ltd.	14,278,714	5,285
	WUS Printed Circuit Kunshan Co. Ltd. Class A	1,659,250	5,261
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	3,483,537	5,227
[1,3]	CanSino Biologics Inc. Class H	1,102,302	5,224
	Beijing Jingneng Clean Energy Co. Ltd. Class H	21,281,492	5,221
	Dongfang Electric Corp. Ltd. Class H	3,682,300	5,218
	China Railway Signal & Communication Corp. Ltd. Class A	5,519,118	5,201
	Ecovacs Robotics Co. Ltd. Class A	515,840	5,191
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	870,599	5,160
	Guangdong Provincial Expressway Development Co. Ltd. Class B	6,655,836	5,124
	Beijing Shiji Information Technology Co. Ltd. Class A	1,844,752	5,110
*,3	Venus MedTech Hangzhou Inc. Class H	3,647,377	5,106
	CNGR Advanced Material Co. Ltd. Class A	567,313	5,081
	China Oriental Group Co. Ltd.	31,493,391	5,069
*,1	EHang Holdings Ltd. ADR	455,762	5,064
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	5,197,843	5,060
	Youngor Group Co. Ltd. Class A	5,088,600	5,043
	Henan Shenhuo Coal & Power Co. Ltd. Class A	2,137,600	5,038
		Shares	Market Value• ($000)
	Rongsheng Petrochemical Co. Ltd. Class A	2,632,364	5,029
	Shenzhen SED Industry Co. Ltd. Class A	1,102,700	5,029
*,3	Microport Cardioflow Medtech Corp.	16,933,905	5,005
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A (XSEC)	5,341,779	5,002
*	Shanghai Junshi Biosciences Co. Ltd. Class A	653,163	4,981
	China National Software & Service Co. Ltd. Class A	598,691	4,932
	Jiangsu Pacific Quartz Co. Ltd. Class A	286,433	4,914
*	Sohu.com Ltd. ADR	370,548	4,913
	Shui On Land Ltd.	40,506,878	4,912
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A (XSSC)	1,014,516	4,908
	Unisplendour Corp. Ltd. Class A	1,144,252	4,907
	Shandong Nanshan Aluminum Co. Ltd. Class A	9,985,735	4,900
	Tiangong International Co. Ltd.	16,067,510	4,886
*	Juneyao Airlines Co. Ltd. Class A	1,871,852	4,853
*	Kingnet Network Co. Ltd. Class A	2,008,700	4,846
	Bank of Jiangsu Co. Ltd. Class A	4,341,984	4,839
	SooChow Securities Co. Ltd. Class A	4,608,877	4,829
	Pylon Technologies Co. Ltd. Class A	137,555	4,822
[3]	Xiabuxiabu Catering Management China Holdings Co. Ltd.	6,328,938	4,821
	Canvest Environmental Protection Group Co. Ltd.	9,084,428	4,784
	Beijing Yanjing Brewery Co. Ltd. Class A	2,523,610	4,774
*,3	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	5,284,064	4,771
	Wuhan Guide Infrared Co. Ltd. Class A	2,984,490	4,763
	Yintai Gold Co. Ltd. Class A	2,559,318	4,760
	Xiamen C & D Inc. Class A	2,711,800	4,755
*	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	912,427	4,738
	China Greatwall Technology Group Co. Ltd. Class A	2,824,500	4,736
[3]	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H	2,414,103	4,725
*,3	Linklogis Inc. Class B	12,469,293	4,724
	Huaxin Cement Co. Ltd. Class H	4,737,208	4,721
	Yifeng Pharmacy Chain Co. Ltd. Class A	653,018	4,705
	Wens Foodstuffs Group Co. Ltd. Class A	1,641,091	4,691
*	Topchoice Medical Corp. Class A	271,779	4,690
	Western Superconducting Technologies Co. Ltd. Class A	415,685	4,684
	Kuang-Chi Technologies Co. Ltd. Class A	1,843,500	4,681
	Sinomine Resource Group Co. Ltd. Class A	424,457	4,671
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	393,957	4,660
	Shenzhen Capchem Technology Co. Ltd. Class A	660,283	4,659
	StarPower Semiconductor Ltd. Class A	132,554	4,646
*,1	Vnet Group Inc. ADR	1,575,278	4,631
[1]	Kangji Medical Holdings Ltd.	3,668,782	4,623
	Sinoma Science & Technology Co. Ltd. Class A	1,513,872	4,621
	Jinke Smart Services Group Co. Ltd. Class H	2,994,900	4,590
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	7,522,705	4,570
	Gemdale Corp. Class A	3,857,884	4,552
	Songcheng Performance Development Co. Ltd. Class A	2,158,770	4,548
	Anhui Expressway Co. Ltd. Class A	3,305,633	4,530
*,1	Agile Group Holdings Ltd.	22,230,040	4,523
*	Amlogic Shanghai Co. Ltd. Class A	373,373	4,519
	Consun Pharmaceutical Group Ltd.	6,925,994	4,503
	Ingenic Semiconductor Co. Ltd. Class A	351,646	4,499
	Gemdale Properties & Investment Corp. Ltd.	67,718,302	4,497
	AVIC Industry-Finance Holdings Co. Ltd. Class A	8,139,195	4,496
	CGN New Energy Holdings Co. Ltd.	14,133,506	4,482

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Caitong Securities Co. Ltd. Class A	3,984,290	4,471
	Lonking Holdings Ltd.	25,185,798	4,466
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	3,861,168	4,465
	GEM Co. Ltd. Class A	4,388,120	4,459
	Hangzhou First Applied Material Co. Ltd. Class A	627,144	4,456
	Shengyi Technology Co. Ltd. Class A	1,918,600	4,453
	Bloomage Biotechnology Corp. Ltd. Class A	309,325	4,447
	JiuGui Liquor Co. Ltd. Class A	275,000	4,444
*	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	292,321	4,434
*	Guangdong Electric Power Development Co. Ltd. Class B	15,855,512	4,423
*	Shanghai Aiko Solar Energy Co. Ltd. Class A	976,487	4,413
	Angel Yeast Co. Ltd. Class A	762,500	4,410
	Gree Electric Appliances Inc. of Zhuhai Class A	774,783	4,404
	G-bits Network Technology Xiamen Co. Ltd. Class A	58,049	4,393
*	Yunnan Yuntianhua Co. Ltd. Class A	1,585,273	4,390
*	Skshu Paint Co. Ltd. Class A	296,121	4,389
	AIMA Technology Group Co. Ltd. Class A	536,263	4,383
	Yuexiu Transport Infrastructure Ltd.	8,000,245	4,368
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	564,100	4,361
	Shanxi Meijin Energy Co. Ltd. Class A	3,805,900	4,355
	Bluefocus Intelligent Communications Group Co. Ltd. Class A	2,295,200	4,341
	Sinoma International Engineering Co. Class A	2,078,800	4,335
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	6,899,200	4,329
	Ningxia Baofeng Energy Group Co. Ltd. Class A	2,269,000	4,327
	Sieyuan Electric Co. Ltd. Class A	648,200	4,307
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	923,000	4,305
*	Cosmopolitan International Holdings Ltd.	23,115,556	4,303
	Hoyuan Green Energy Co. Ltd. Class A	333,160	4,293
	Ningbo Shanshan Co. Ltd. Class A	1,950,424	4,281
	Huagong Tech Co. Ltd. Class A	887,200	4,280
	Guoyuan Securities Co. Ltd. Class A	4,218,740	4,271
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	2,106,600	4,268
	Shenzhen Energy Group Co. Ltd. Class A	4,598,857	4,267
	Changjiang Securities Co. Ltd. Class A	5,169,432	4,238
	Hengtong Optic-electric Co. Ltd. Class A	2,011,760	4,238
*	SOHO China Ltd.	25,340,856	4,236
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	962,300	4,218
*	China Eastern Airlines Corp. Ltd. Class A (XSSC)	5,621,100	4,209
	Tongling Nonferrous Metals Group Co. Ltd. Class A	8,841,706	4,207
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	1,312,840	4,195
	Eoptolink Technology Inc. Ltd. Class A	419,113	4,188
*,1,3	Yidu Tech Inc.	5,545,995	4,188
	Thunder Software Technology Co. Ltd. Class A	341,928	4,179
*	Seazen Holdings Co. Ltd. Class A	1,934,035	4,161
	AECC Aero-Engine Control Co. Ltd. Class A	1,203,600	4,149
*	Shandong Chenming Paper Holdings Ltd. Class B	14,771,945	4,142
[1]	Tian Lun Gas Holdings Ltd.	5,785,520	4,137
[3]	Shanghai Haohai Biological Technology Co. Ltd. Class H	752,582	4,136
	Zhejiang Chint Electrics Co. Ltd. Class A	1,094,902	4,128
	CNPC Capital Co. Ltd. Class A	3,882,657	4,117
*	FIH Mobile Ltd.	39,219,562	4,111
	Hunan Valin Steel Co. Ltd. Class A	5,384,440	4,110
		Shares	Market Value• ($000)
*	China Rare Earth Resources & Technology Co. Ltd. Class A	839,700	4,107
	Ningbo Orient Wires & Cables Co. Ltd. Class A	604,900	4,102
	Tongkun Group Co. Ltd. Class A	2,192,760	4,092
	Bank of Changsha Co. Ltd. Class A	3,456,600	4,091
	Giant Network Group Co. Ltd. Class A	1,785,300	4,091
	Ningbo Zhoushan Port Co. Ltd. Class A	7,467,746	4,090
	Haohua Chemical Science & Technology Co. Ltd. Class A	725,297	4,082
*,1	Guangzhou R&F Properties Co. Ltd. Class H	20,544,575	4,077
	Jiangsu Yoke Technology Co. Ltd. Class A	415,900	4,069
	Comba Telecom Systems Holdings Ltd.	20,770,993	4,065
	Xinjiang Daqo New Energy Co. Ltd. Class A	677,996	4,065
[1]	China Modern Dairy Holdings Ltd.	32,777,317	4,063
	Dong-E-E-Jiao Co. Ltd. Class A	545,380	4,056
	Sailun Group Co. Ltd. Class A	2,722,164	4,050
	Jason Furniture Hangzhou Co. Ltd. Class A	753,349	4,039
	Shenzhen SC New Energy Technology Corp. Class A	271,506	4,039
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	4,461,892	4,035
	BBMG Corp. Class H	30,982,454	3,997
*,1,2	GOME Retail Holdings Ltd.	297,798,397	3,983
	Shenzhen Kedali Industry Co. Ltd. Class A	200,605	3,981
*	LexinFintech Holdings Ltd. ADR	1,663,585	3,976
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	1,438,800	3,953
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A (XSSC)	1,990,001	3,947
	Xiamen Faratronic Co. Ltd. Class A	204,220	3,935
	China Shineway Pharmaceutical Group Ltd.	3,751,854	3,919
	Anhui Expressway Co. Ltd. Class H	3,843,025	3,915
*	TCL Electronics Holdings Ltd.	8,353,213	3,910
	Asymchem Laboratories Tianjin Co. Ltd. Class A	213,696	3,908
*	Beijing Dabeinong Technology Group Co. Ltd. Class A	3,822,800	3,906
	Sichuan Swellfun Co. Ltd. Class A	411,620	3,902
	Chinese Universe Publishing & Media Group Co. Ltd. Class A	1,507,580	3,891
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	1,364,740	3,861
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	843,030	3,845
	Ming Yuan Cloud Group Holdings Ltd.	7,394,192	3,845
	Beijing United Information Technology Co. Ltd. Class A	442,267	3,844
	China South Publishing & Media Group Co. Ltd. Class A	1,918,561	3,837
	Inner Mongolia ERDOS Resources Co. Ltd. Class A	1,836,143	3,837
	Sunresin New Materials Co. Ltd. Class A	294,928	3,833
*	Hangzhou Lion Electronics Co. Ltd. Class A	572,480	3,823
	Western Securities Co. Ltd. Class A	3,943,344	3,818
	Offshore Oil Engineering Co. Ltd. Class A	3,910,000	3,809
	Shandong Sun Paper Industry JSC Ltd. Class A	2,310,000	3,801
	Wuchan Zhongda Group Co. Ltd. Class A	4,822,385	3,801
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	3,360,439	3,798
	Huafon Chemical Co. Ltd. Class A	3,639,205	3,788
	Huaibei Mining Holdings Co. Ltd. Class A	1,926,098	3,786
	Livzon Pharmaceutical Group Inc. Class A (XSEC)	731,543	3,782
*	Shanghai Electric Power Co. Ltd. Class A	2,501,608	3,782
	Tianshui Huatian Technology Co. Ltd. Class A	2,917,045	3,781
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	2,999,149	3,777
	Beijing Enlight Media Co. Ltd. Class A	2,552,180	3,771

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	391,033	3,768
	Jointown Pharmaceutical Group Co. Ltd. Class A	1,571,414	3,762
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	14,924,161	3,734
	Bank of Chongqing Co. Ltd. Class H	6,573,546	3,730
	Hangjin Technology Co. Ltd. Class A	636,200	3,714
	COSCO SHIPPING Development Co. Ltd. Class A (XSSC)	9,877,172	3,713
	Hengyi Petrochemical Co. Ltd. Class A	3,349,140	3,711
*	Harbin Electric Co. Ltd. Class H	8,315,020	3,707
	Wuhan Jingce Electronic Group Co. Ltd. Class A	240,861	3,691
	China Foods Ltd.	10,040,706	3,688
	GRG Banking Equipment Co. Ltd. Class A	2,152,643	3,682
	West China Cement Ltd.	29,628,756	3,671
*,1,2	Shimao Group Holdings Ltd.	19,108,207	3,651
	Fujian Sunner Development Co. Ltd. Class A	1,180,100	3,647
	Jiangsu Yangnong Chemical Co. Ltd. Class A	273,700	3,642
	Hangzhou Chang Chuan Technology Co. Ltd. Class A	522,700	3,642
	First Capital Securities Co. Ltd. Class A	4,252,600	3,641
	Shenzhen Dynanonic Co. Ltd. Class A	153,229	3,630
	Shanghai Lingang Holdings Corp. Ltd. Class A	2,041,445	3,629
	Sunwoda Electronic Co. Ltd. Class A	1,486,204	3,617
	Ovctek China Inc. Class A	771,904	3,612
*	Wanda Film Holding Co. Ltd. Class A	1,748,798	3,612
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	228,060	3,611
	Western Mining Co. Ltd. Class A	1,893,667	3,607
	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	3,394,230	3,604
	TangShan Port Group Co. Ltd. Class A	6,291,100	3,590
	Xiamen Tungsten Co. Ltd. Class A	1,266,791	3,582
	YongXing Special Materials Technology Co. Ltd. Class A	386,490	3,572
*	Guangshen Railway Co. Ltd. Class H	15,243,193	3,563
	C&D Property Management Group Co. Ltd.	6,079,088	3,557
	Hubei Energy Group Co. Ltd. Class A	5,766,467	3,556
*	HUYA Inc. ADR	1,090,297	3,543
	Sinotrans Ltd. Class A (XSSC)	5,362,321	3,542
	Zangge Mining Co. Ltd. Class A	1,069,679	3,542
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	902,073	3,541
*	Canmax Technologies Co. Ltd. Class A	502,941	3,539
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd. Class A	568,168	3,534
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	663,343	3,526
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	1,558,000	3,521
*	Yatsen Holding Ltd. ADR	3,473,478	3,508
	Perfect World Co. Ltd. Class A	1,102,250	3,497
	Beijing Shougang Co. Ltd. Class A	6,538,495	3,495
	Dongxing Securities Co. Ltd. Class A	2,900,222	3,494
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	1,865,496	3,492
[3]	China New Higher Education Group Ltd.	10,036,112	3,492
	China Automotive Engineering Research Institute Co. Ltd. Class A	1,081,590	3,484
	Health & Happiness H&H International Holdings Ltd.	2,032,307	3,480
	NavInfo Co. Ltd. Class A	2,031,819	3,479
*,2,3	Evergrande Property Services Group Ltd.	54,518,500	3,473
*,1,3	Hope Education Group Co. Ltd.	45,195,194	3,470
	Chengxin Lithium Group Co. Ltd. Class A	754,270	3,466
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	842,700	3,461
*	China South City Holdings Ltd.	52,997,084	3,451
		Shares	Market Value• ($000)
	China Baoan Group Co. Ltd. Class A	2,230,264	3,442
*,3	Maoyan Entertainment	3,087,177	3,437
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	5,370,897	3,421
*	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	3,371,793	3,416
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	771,541	3,415
	Oppein Home Group Inc. Class A	205,000	3,415
	Hebei Sinopack Electronic Technology Co. Ltd. Class A	196,070	3,398
*	Eastroc Beverage Group Co. Ltd. Class A	131,600	3,397
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	507,652	3,396
	Hangzhou Robam Appliances Co. Ltd. Class A	900,362	3,391
	Beijing Ultrapower Software Co. Ltd. Class A	1,702,000	3,381
	Longshine Technology Group Co. Ltd. Class A	970,856	3,365
	Bethel Automotive Safety Systems Co. Ltd. Class A	361,600	3,353
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	937,000	3,352
	CECEP Wind-Power Corp. Class A	6,070,147	3,352
*	Hangzhou Oxygen Plant Group Co. Ltd. Class A	576,100	3,348
*,3	Ocumension Therapeutics	2,972,827	3,347
	Shenzhen Kaifa Technology Co. Ltd. Class A	1,296,950	3,343
	Beijing Shunxin Agriculture Co. Ltd. Class A	666,729	3,336
	Beijing Easpring Material Technology Co. Ltd. Class A	430,000	3,334
	CETC Cyberspace Security Technology Co. Ltd. Class A	707,989	3,328
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	2,490,333	3,316
	Zhejiang Supor Co. Ltd. Class A	445,175	3,312
	Sino-Ocean Group Holding Ltd.	37,516,553	3,311
	Liaoning Port Co. Ltd. Class A	14,139,765	3,311
	Meihua Holdings Group Co. Ltd. Class A	2,396,900	3,307
*	TongFu Microelectronics Co. Ltd. Class A	1,274,402	3,303
	Hesteel Co. Ltd. Class A	9,894,043	3,302
	Shanghai Friendess Electronic Technology Corp. Ltd. Class A	116,798	3,300
	CECEP Solar Energy Co. Ltd. Class A	3,272,400	3,294
*	Datang International Power Generation Co. Ltd. Class A	7,313,411	3,288
	Shenzhen Kstar Science & Technology Co. Ltd. Class A	486,850	3,287
	Sonoscape Medical Corp. Class A	415,061	3,278
	GoodWe Technologies Co. Ltd. Class A	87,110	3,278
*	China Zheshang Bank Co. Ltd. Class A	7,332,100	3,263
	Suzhou TFC Optical Communication Co. Ltd. Class A	369,723	3,256
*	Apeloa Pharmaceutical Co. Ltd. Class A	1,088,400	3,251
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	701,665	3,251
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	468,944	3,238
	State Grid Information & Communication Co. Ltd. Class A	1,205,122	3,238
[3]	Midea Real Estate Holding Ltd.	2,705,935	3,235
[1,3]	Sunac Services Holdings Ltd.	8,873,777	3,218
	Shanghai Zhonggu Logistics Co. Ltd. Class A	1,339,100	3,215
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	1,309,087	3,214
	Southwest Securities Co. Ltd. Class A	5,775,609	3,209
	Zhuzhou CRRC Times Electric Co. Ltd. Class A	476,124	3,209
	Keda Industrial Group Co. Ltd. Class A	1,760,841	3,201
	Winning Health Technology Group Co. Ltd. Class A	1,963,130	3,200
[3]	Shandong Gold Mining Co. Ltd. Class H	1,498,350	3,194
	Yunnan Tin Co. Ltd. Class A	1,429,273	3,193

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Weihai Guangwei Composites Co. Ltd. Class A	423,740	3,191
	AVICOPTER plc Class A	517,991	3,184
	Titan Wind Energy Suzhou Co. Ltd. Class A	1,592,800	3,172
*	Shuangliang Eco-Energy Systems Co. Ltd. Class A (XSSC)	1,499,500	3,166
	Taiji Computer Corp. Ltd. Class A	542,591	3,157
	SDIC Capital Co. Ltd. Class A	3,000,700	3,156
	People.cn Co. Ltd. Class A	1,059,900	3,154
	Sichuan Hebang Biotechnology Co. Ltd. Class A	7,881,700	3,148
	Dongguan Yiheda Automation Co. Ltd. Class A	400,921	3,148
	Red Avenue New Materials Group Co. Ltd. Class A	566,400	3,144
	CNOOC Energy Technology & Services Ltd. Class A	5,872,800	3,137
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	1,468,300	3,136
	Hubei Dinglong Co. Ltd. Class A	811,900	3,114
	Tianma Microelectronics Co. Ltd. Class A	2,177,821	3,104
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	917,517	3,097
	Guangdong Hongda Holdings Group Co. Ltd. Class A	716,200	3,094
	BTG Hotels Group Co. Ltd. Class A	981,188	3,071
*	Sinofert Holdings Ltd.	24,268,198	3,067
[2]	CIFI Ever Sunshine Services Group Ltd.	7,882,472	3,063
	Bank of Chongqing Co. Ltd. Class A	2,671,659	3,058
	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	1,195,840	3,057
	Jizhong Energy Resources Co. Ltd. Class A	2,849,376	3,050
	SPIC Industry-Finance Holdings Co. Ltd. Class A	4,905,894	3,050
	Biem.L.Fdlkk Garment Co. Ltd. Class A	583,540	3,038
	Shenghe Resources Holding Co. Ltd. Class A	1,519,800	3,031
*,2	China Dili Group	35,982,893	3,025
	Zhuhai Huafa Properties Co. Ltd. Class A	1,966,400	3,016
	Shaanxi Construction Engineering Group Corp. Ltd. Class A	3,322,900	3,009
	Sealand Securities Co. Ltd. Class A	5,956,200	3,005
	Xuji Electric Co. Ltd. Class A	920,400	2,998
	Shanghai Baosight Software Co. Ltd. Class A	384,080	2,997
	JNBY Design Ltd.	2,714,664	2,988
	Luxi Chemical Group Co. Ltd. Class A	1,721,200	2,983
	Guangdong HEC Technology Holding Co. Ltd. Class A	2,649,467	2,977
	Heilongjiang Agriculture Co. Ltd. Class A	1,516,900	2,976
	Shanxi Securities Co. Ltd. Class A	3,488,979	2,968
	Zhejiang Cfmoto Power Co. Ltd. Class A	150,600	2,963
*,1	LVGEM China Real Estate Investment Co. Ltd.	13,564,602	2,950
	Xiamen Xiangyu Co. Ltd. Class A	1,911,701	2,946
*,3	Mobvista Inc.	5,913,000	2,944
[3]	Red Star Macalline Group Corp. Ltd. Class H	6,526,764	2,941
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	75,270	2,940
	Hongfa Technology Co. Ltd. Class A	649,819	2,939
*	Fangda Carbon New Material Co. Ltd. Class A	3,147,945	2,936
	Eastern Air Logistics Co. Ltd. Class A	1,400,391	2,933
	Raytron Technology Co. Ltd. Class A	390,556	2,923
*	Yunnan Copper Co. Ltd. Class A	1,599,700	2,916
	Beijing Sinnet Technology Co. Ltd. Class A	1,636,900	2,916
	China Green Electricity Investment of Tianjin Co. Ltd. Class A	1,727,490	2,913
	Qianhe Condiment & Food Co. Ltd. Class A	846,422	2,910
*	Risen Energy Co. Ltd. Class A	808,759	2,907
	China Lilang Ltd.	5,345,094	2,904
	Shanghai M&G Stationery Inc. Class A	433,200	2,903
	Xinjiang Goldwind Science & Technology Co. Ltd. Class A (XSEC)	1,831,258	2,902
	GCL Energy Technology Co. Ltd.	1,409,800	2,899
		Shares	Market Value• ($000)
	Yankuang Energy Group Co. Ltd. Class A (XSSC)	580,800	2,891
	China Galaxy Securities Co. Ltd. Class A	1,850,800	2,887
*	Zhuguang Holdings Group Co. Ltd.	30,936,422	2,882
	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	381,200	2,873
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	2,063,100	2,872
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	3,906,300	2,858
	Maanshan Iron & Steel Co. Ltd. Class H	13,376,000	2,855
*	Beijing E-Hualu Information Technology Co. Ltd. Class A	577,923	2,842
*	Guangshen Railway Co. Ltd. Class A (XSSC)	7,219,700	2,837
	Zhejiang Huayou Cobalt Co. Ltd. Class A	376,105	2,834
	3peak Inc. Class A	84,331	2,834
[1]	China Tobacco International HK Co. Ltd.	2,253,123	2,833
	iRay Technology Co. Ltd. Class A	71,008	2,825
	China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	514,519	2,823
	INESA Intelligent Tech Inc. Class B	4,838,246	2,822
	Sinofibers Technology Co. Ltd. Class A	372,623	2,822
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	938,654	2,819
	DHC Software Co. Ltd. Class A	2,504,600	2,817
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	952,080	2,816
*,1,2,3	China Renaissance Holdings Ltd.	3,036,700	2,812
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	3,176,313	2,809
	Jiangxi Copper Co. Ltd. Class A	948,901	2,806
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	3,261,275	2,805
*	Asia - Potash International Investment Guangzhou Co. Ltd. Class A	794,700	2,803
	Nanjing Iron & Steel Co. Ltd. Class A	5,280,746	2,801
*,1	Tongdao Liepin Group	2,184,451	2,799
	Daan Gene Co. Ltd. Class A	1,241,370	2,794
	Yangling Metron New Material Inc. Class A	423,700	2,794
*	Shenzhen Senior Technology Material Co. Ltd. Class A	1,117,821	2,787
	Qingdao Haier Biomedical Co. Ltd. Class A	278,959	2,782
*	Sichuan New Energy Power Co. Ltd.	1,309,607	2,776
	Glarun Technology Co. Ltd. Class A	1,186,100	2,765
	Bank of Guiyang Co. Ltd. Class A	3,375,900	2,756
	Guangxi Guiguan Electric Power Co. Ltd. Class A	3,435,884	2,751
	Shanxi Taigang Stainless Steel Co. Ltd. Class A	4,751,604	2,747
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	589,811	2,746
	Jafron Biomedical Co. Ltd. Class A	659,726	2,745
	Kehua Data Co. Ltd. Class A	451,480	2,741
	Ningbo Xusheng Group Co. Ltd. Class A	814,340	2,739
	Weifu High-Technology Group Co. Ltd. Class B	2,019,242	2,734
[3]	China East Education Holdings Ltd.	5,453,627	2,730
	Guangzhou Haige Communications Group Inc. Co. Class A	1,915,959	2,729
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	423,300	2,722
	Wangsu Science & Technology Co. Ltd. Class A	2,090,700	2,720
	Do-Fluoride New Materials Co. Ltd. Class A	923,300	2,714
	China Great Wall Securities Co. Ltd. Class A	2,147,000	2,712
	China National Accord Medicines Corp. Ltd. Class B	998,169	2,711
	Goke Microelectronics Co. Ltd. Class A	183,500	2,704
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	163,900	2,701
*	Sinopec Oilfield Service Corp. Class H	32,012,792	2,696

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Anhui Anke Biotechnology Group Co. Ltd. Class A	1,687,517	2,693
	Hainan Drinda New Energy Technology Co. Ltd. Class A	186,084	2,688
	Riyue Heavy Industry Co. Ltd. Class A	856,833	2,686
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	1,306,800	2,685
*	Hang Zhou Great Star Industrial Co. Ltd. Class A	978,500	2,684
	East Group Co. Ltd. Class A	2,114,600	2,683
	Shanghai Tunnel Engineering Co. Ltd. Class A	2,834,720	2,679
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	717,079	2,672
	Tangshan Jidong Cement Co. Ltd. Class A	2,259,700	2,665
	Zhefu Holding Group Co. Ltd. Class A	4,826,150	2,664
	Shanghai Wanye Enterprises Co. Ltd. Class A	898,000	2,661
	China Meheco Co. Ltd. Class A	1,291,309	2,656
	Gaona Aero Material Co. Ltd. Class A	482,200	2,654
*	Shenzhen MTC Co. Ltd. Class A	3,810,500	2,650
	Northeast Securities Co. Ltd. Class A	2,402,200	2,648
*	Youdao Inc. ADR	427,583	2,647
	Hangcha Group Co. Ltd. Class A	856,444	2,642
	Dajin Heavy Industry Co. Ltd. Class A	598,500	2,638
	Huangshan Tourism Development Co. Ltd. Class B	3,230,688	2,632
	Zhuzhou Kibing Group Co. Ltd. Class A	1,769,000	2,631
[1,3]	Medlive Technology Co. Ltd.	2,370,500	2,625
	Guangzhou Automobile Group Co. Ltd. Class A (XSSC)	1,700,940	2,620
	Digital China Group Co. Ltd. Class A	677,400	2,614
	FAW Jiefang Group Co. Ltd. Class A	2,217,237	2,609
	Hefei Meiya Optoelectronic Technology Inc. Class A	662,896	2,601
*	Shandong Hi-Speed New Energy Group Ltd.	327,643,090	2,595
	China National Gold Group Gold Jewellery Co. Ltd. Class A	1,484,700	2,593
	Shanghai Construction Group Co. Ltd. Class A	6,290,900	2,591
	Guangzhou Restaurant Group Co. Ltd. Class A	583,360	2,586
	Zhejiang Dingli Machinery Co. Ltd. Class A	349,785	2,583
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	1,946,828	2,582
	CQ Pharmaceutical Holding Co. Ltd. Class A	2,277,401	2,580
	Huaxi Securities Co. Ltd. Class A	2,013,739	2,574
	Sichuan Yahua Industrial Group Co. Ltd. Class A	945,700	2,569
*	China Railway Materials Co. Ltd. Class A	5,721,100	2,563
*	Ourpalm Co. Ltd. Class A	2,873,975	2,559
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	2,802,270	2,556
*,2	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	2,479,820	2,556
	Avary Holding Shenzhen Co. Ltd. Class A	675,240	2,552
*	Ningbo Joyson Electronic Corp. Class A	1,143,900	2,550
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	5,880,190	2,550
	Sichuan Expressway Co. Ltd. Class A (XSSC)	4,307,292	2,540
*,1,3	Shimao Services Holdings Ltd.	10,283,563	2,540
	Shandong Publishing & Media Co. Ltd. Class A	1,516,087	2,538
	Wuxi Autowell Technology Co. Ltd. Class A	104,952	2,538
*	Jiangsu Hoperun Software Co. Ltd. Class A	747,700	2,528
	China Kepei Education Group Ltd.	7,687,574	2,527
*	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	65,464	2,525
	Bank of Chengdu Co. Ltd. Class A	1,269,227	2,523
	Shandong Weifang Rainbow Chemical Co. Ltd. Class A	235,000	2,516
	Dazhong Transportation Group Co. Ltd. Class B	10,955,524	2,509
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	777,800	2,496
	First Tractor Co. Ltd. Class H	4,684,714	2,494
		Shares	Market Value• ($000)
	Xi'an Triangle Defense Co. Ltd. Class A	480,920	2,491
*	Jiangxi Special Electric Motor Co. Ltd. Class A	1,370,900	2,488
	Shanghai Moons' Electric Co. Ltd. Class A	440,700	2,482
	Newland Digital Technology Co. Ltd. Class A	1,070,097	2,473
*	Q Technology Group Co. Ltd.	5,068,379	2,472
	Zhejiang Hailiang Co. Ltd. Class A	1,402,100	2,468
	Piesat Information Technology Co. Ltd. Class A	170,473	2,467
	Edifier Technology Co. Ltd. Class A	850,900	2,462
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	1,077,072	2,461
	Shanghai Huayi Group Co. Ltd. Class B	4,479,735	2,457
*	Inner Mongolia Dazhong Mining Co. Ltd. Class A	1,427,980	2,454
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	1,811,696	2,453
	Hunan Gold Corp. Ltd. Class A	1,130,420	2,451
*	Qingdao Sentury Tire Co. Ltd. Class A	582,200	2,449
	Xingda International Holdings Ltd.	11,883,921	2,441
*	Guocheng Mining Co. Ltd. Class A	935,164	2,438
	Xiamen ITG Group Corp. Ltd. Class A	1,848,300	2,434
	Xinjiang Tianshan Cement Co. Ltd. Class A	2,008,880	2,433
	Shandong Linglong Tyre Co. Ltd. Class A	763,616	2,432
*	Zhejiang Narada Power Source Co. Ltd. Class A	836,500	2,432
	IKD Co. Ltd. Class A	876,568	2,427
	Tofflon Science & Technology Group Co. Ltd. Class A	683,400	2,427
*	Nantong Jianghai Capacitor Co. Ltd. Class A	834,345	2,420
	Guolian Securities Co. Ltd. Class A	1,625,200	2,419
	CPMC Holdings Ltd.	4,230,018	2,416
*	Kaishan Group Co. Ltd. Class A	1,002,149	2,412
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	1,827,216	2,409
*	Yifan Pharmaceutical Co. Ltd. Class A	1,109,900	2,408
	Xinhuanet Co. Ltd. Class A	531,235	2,406
*,1,3	Kintor Pharmaceutical Ltd.	3,471,873	2,403
	KPC Pharmaceuticals Inc. Class A	784,700	2,392
	Yankershop Food Co. Ltd. Class A	131,069	2,392
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A (XSSC)	1,639,349	2,390
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	871,965	2,387
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	1,277,507	2,384
	Valiant Co. Ltd. Class A	899,400	2,382
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	94,000	2,378
[3]	Hangzhou Tigermed Consulting Co. Ltd. Class H	285,517	2,378
	Zhejiang Huace Film & Television Co. Ltd. Class A	1,902,400	2,373
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	3,607,800	2,372
	Shenzhen Sunway Communication Co. Ltd. Class A	854,235	2,371
	Shanghai Haixin Group Co. Class B	7,509,733	2,368
	BBMG Corp. Class A (XSSC)	6,782,691	2,362
	Shenzhen Airport Co. Ltd. Class A	2,236,800	2,361
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	918,740	2,356
	Accelink Technologies Co. Ltd. Class A	679,100	2,352
	Financial Street Holdings Co. Ltd. Class A	3,228,505	2,351
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	641,480	2,349
*	Talkweb Information System Co. Ltd. Class A	1,338,583	2,349
	Sinocare Inc. Class A	564,449	2,345
	Huaxin Cement Co. Ltd. Class A (XSSC)	1,098,881	2,344
	Harbin Boshi Automation Co. Ltd. Class A	973,925	2,337
*	Yuan Longping High-tech Agriculture Co. Ltd. Class A	1,061,000	2,336
	Laobaixing Pharmacy Chain JSC Class A	463,596	2,335
	Levima Advanced Materials Corp. Class A	600,553	2,329

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Dian Diagnostics Group Co. Ltd. Class A	594,000	2,325
*	Han's Laser Technology Industry Group Co. Ltd. Class A	615,300	2,325
*	KWG Group Holdings Ltd.	17,599,041	2,323
	China CAMC Engineering Co. Ltd. Class A	1,140,800	2,323
	Zhongtai Securities Co. Ltd. Class A	2,145,300	2,319
	Central China Securities Co. Ltd. Class A (XSSC)	4,044,600	2,317
	Hangzhou Shunwang Technology Co. Ltd. Class A	973,443	2,316
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	4,631,300	2,312
*	Sichuan Development Lomon Co. Ltd. Class A	1,709,150	2,311
	Jingjin Equipment Inc. Class A	549,340	2,296
	Hainan Haide Capital Management Co. Ltd. Class A	842,869	2,291
	Norinco International Cooperation Ltd. Class A	872,185	2,289
	Haisco Pharmaceutical Group Co. Ltd. Class A	600,763	2,286
*	Porton Pharma Solutions Ltd. Class A	459,571	2,283
	Pacific Shuanglin Bio-pharmacy Co. Ltd. Class A	671,959	2,282
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. Class A	2,315,615	2,282
	Shandong Hi-speed Co. Ltd. Class A	2,185,500	2,280
	Wanxiang Qianchao Co. Ltd. Class A	3,093,830	2,277
*	Siasun Robot & Automation Co. Ltd. Class A	1,410,640	2,274
	Qingdao Gaoce Technology Co. Ltd. Class A	222,978	2,273
	Wuxi Taiji Industry Co. Ltd. Class A	2,381,953	2,272
*	Beijing Jetsen Technology Co. Ltd. Class A	2,250,400	2,267
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	1,162,204	2,264
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	2,715,377	2,263
	Shenzhen Megmeet Electrical Co. Ltd. Class A	519,225	2,257
	Arcsoft Corp. Ltd. Class A	434,951	2,249
*	Youngy Co. Ltd. Class A	219,700	2,244
*,1,3	Archosaur Games Inc.	3,518,676	2,237
*	Inner Mongolia Xingye Mining Co. Ltd. Class A	1,771,900	2,232
	Shanghai Rural Commercial Bank Co. Ltd. Class A	2,610,401	2,229
	Qilu Bank Co. Ltd. Class A	3,677,985	2,228
*	Niu Technologies ADR	598,668	2,227
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	963,350	2,220
*	I-Mab ADR	719,600	2,216
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	429,800	2,209
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	1,105,200	2,206
*	China Common Rich Renewable Energy Investments Ltd.	84,704,000	2,201
	Sangfor Technologies Inc. Class A	127,679	2,199
	Fibocom Wireless Inc. Class A	605,340	2,196
	Zhejiang HangKe Technology Inc. Co. Class A	304,704	2,194
*,1	Zhihu Inc. ADR	1,986,891	2,186
*	Xinjiang Zhongtai Chemical Co. Ltd. Class A	2,308,100	2,182
	Guangdong Golden Dragon Development Inc. Class A	1,111,800	2,182
	Three's Co. Media Group Co. Ltd. Class A	96,988	2,181
	China National Accord Medicines Corp. Ltd. Class A	231,918	2,178
	B-Soft Co. Ltd. Class A	1,746,795	2,171
*	Tibet Mineral Development Co. Class A	454,900	2,171
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	1,035,104	2,170
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	2,261,700	2,168
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd. Class A	2,173,761	2,166
	Shanghai Bailian Group Co. Ltd. Class B	3,078,364	2,165
		Shares	Market Value• ($000)
*	Qingdao TGOOD Electric Co. Ltd. Class A	809,618	2,164
*	CHN Energy Changyuan Electric Power Co. Ltd. Class A	2,733,500	2,162
*	Chongqing Iron & Steel Co. Ltd. Class A	9,896,474	2,159
	Konfoong Materials International Co. Ltd. Class A	203,000	2,159
*	KBC Corp. Ltd. Class A	84,861	2,157
	Gree Real Estate Co. Ltd. Class A	1,853,769	2,156
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	1,036,813	2,155
	Infore Environment Technology Group Co. Ltd. Class A	2,812,088	2,154
	Fujian Funeng Co. Ltd. Class A	1,266,642	2,153
*	China Aluminum International Engineering Corp. Ltd. Class A	2,092,700	2,149
	CGN Power Co. Ltd. Class A	4,800,400	2,149
*	GCL System Integration Technology Co. Ltd. Class A	4,855,300	2,147
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	250,900	2,145
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	224,104	2,137
	Chengdu Xingrong Environment Co. Ltd. Class A	2,830,200	2,135
	Tayho Advanced Materials Group Co. Ltd. Class A	705,600	2,131
	Anhui Yingjia Distillery Co. Ltd. Class A	230,000	2,129
	Tian Di Science & Technology Co. Ltd. Class A	2,695,445	2,128
*	Yixintang Pharmaceutical Group Co. Ltd. Class A	509,579	2,125
*	Grandjoy Holdings Group Co. Ltd. Class A	4,017,346	2,124
	Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	205,225	2,121
*	Wonders Information Co. Ltd. Class A	1,124,300	2,119
	Beijing BDStar Navigation Co. Ltd. Class A	449,100	2,115
	Jiuzhitang Co. Ltd. Class A	1,115,301	2,114
*	Jilin Electric Power Co. Ltd. Class A	2,676,400	2,107
*,3	CStone Pharmaceuticals	4,959,376	2,107
	Beijing Originwater Technology Co. Ltd. Class A	2,654,784	2,098
	Sunflower Pharmaceutical Group Co. Ltd. Class A	550,695	2,096
	Nanjing Yunhai Special Metals Co. Ltd. Class A	625,866	2,096
	Geovis Technology Co. Ltd. Class A	178,186	2,094
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	721,761	2,089
	Shenzhen Gas Corp. Ltd. Class A	2,087,100	2,086
	Jinneng Holding Shanxi Coal Industry Co. Ltd. Class A (XSSC)	1,290,800	2,086
*	DouYu International Holdings Ltd. ADR	1,878,388	2,085
*	Suzhou Nanomicro Technology Co. Ltd. Class A	339,400	2,082
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	349,100	2,078
	China Merchants Property Operation & Service Co. Ltd. Class A	926,700	2,078
	Shenzhen Sunlord Electronics Co. Ltd. Class A	651,400	2,077
*	Zhejiang Crystal-Optech Co. Ltd. Class A	1,232,983	2,072
	Wolong Electric Group Co. Ltd. Class A	1,162,300	2,062
	Shandong Pharmaceutical Glass Co. Ltd. Class A	580,080	2,062
*,1,2	Fire Rock Holdings Ltd.	28,888,300	2,061
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	951,400	2,054
	Shaanxi International Trust Co. Ltd. Class A	4,351,800	2,050
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	202,300	2,042
	Eastern Communications Co. Ltd. Class B	4,633,259	2,040
	C&S Paper Co. Ltd. Class A	1,196,908	2,038

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	1,122,800	2,031
*	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	655,700	2,030
	Xinxiang Richful Lube Additive Co. Ltd. Class A	130,100	2,029
	Xiamen Kingdomway Group Co. Class A	667,531	2,025
	Sineng Electric Co. Ltd. Class A	252,500	2,022
	Shenzhen Envicool Technology Co. Ltd. Class A	350,906	2,019
	Xianhe Co. Ltd. Class A	575,100	2,017
*	STO Express Co. Ltd. Class A	1,295,147	2,007
*	Bohai Leasing Co. Ltd. Class A	6,310,900	2,007
	Victory Giant Technology Huizhou Co. Ltd. Class A	747,962	2,004
*	Jiangsu Lihua Animal Husbandry Stock Co. Ltd. Class A	360,648	2,004
	Jiangsu Linyang Energy Co. Ltd. Class A	1,763,000	2,002
	Yantai Eddie Precision Machinery Co. Ltd. Class A	814,184	2,001
	Wasu Media Holding Co. Ltd. Class A	1,460,700	2,000
	Leader Harmonious Drive Systems Co. Ltd. Class A	123,423	2,000
*	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A	5,811,900	1,999
	Hainan Strait Shipping Co. Ltd. Class A	2,024,051	1,998
	COFCO Biotechnology Co. Ltd. Class A	1,751,138	1,997
	Weifu High-Technology Group Co. Ltd. Class A	826,241	1,996
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	390,400	1,996
	Sinotruk Jinan Truck Co. Ltd. Class A	945,619	1,994
	China Kings Resources Group Co. Ltd. Class A	385,079	1,992
*,1,2,3	Redco Properties Group Ltd.	11,748,787	1,991
	Yunda Holding Co. Ltd. Class A	1,130,885	1,985
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	314,613	1,983
*,1,2	National Agricultural Holdings Ltd.	13,075,708	1,982
	Addsino Co. Ltd. Class A	1,350,000	1,979
	Shanghai Daimay Automotive Interior Co. Ltd. Class A	808,372	1,975
*	Guosheng Financial Holding Inc. Class A	1,666,300	1,970
	Shanxi Coking Co. Ltd. Class A	2,524,771	1,965
	Milkyway Chemical Supply Chain Service Co. Ltd. Class A	147,000	1,964
	Sichuan Hexie Shuangma Co. Ltd. Class A	706,900	1,963
*	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	523,372	1,961
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	191,235	1,958
	China International Capital Corp. Ltd. Class A	321,000	1,957
*	Roshow Technology Co. Ltd. Class A	1,757,200	1,956
	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	276,297	1,955
	Central China Securities Co. Ltd. Class H	12,348,945	1,954
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	173,746	1,947
	North Industries Group Red Arrow Co. Ltd. Class A	739,900	1,946
	YGSOFT Inc. Class A	1,584,546	1,945
	Wuhan DR Laser Technology Corp. Ltd. Class A	137,760	1,945
	Anhui Kouzi Distillery Co. Ltd. Class A	223,300	1,943
*	Shenzhen H&T Intelligent Control Co. Ltd. Class A	852,900	1,942
	Bear Electric Appliance Co. Ltd. Class A	158,890	1,936
	Grandblue Environment Co. Ltd. Class A	664,636	1,930
	CETC Digital Technology Co. Ltd. Class A	561,250	1,930
	Jiangxi Jovo Energy Co. Ltd. Class A	598,400	1,930
	Beijing Strong Biotechnologies Inc. Class A	569,700	1,926
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	899,160	1,926
*	Bank of Zhengzhou Co. Ltd. Class A	5,740,623	1,924
		Shares	Market Value• ($000)
*	Ausnutria Dairy Corp. Ltd.	4,025,000	1,922
*	Sinopec Oilfield Service Corp. Class A (XSSC)	5,901,700	1,921
	Shanghai Huace Navigation Technology Ltd. Class A	465,220	1,920
*	Leo Group Co. Ltd. Class A	5,903,800	1,919
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	1,347,200	1,917
	Beibuwan Port Co. Ltd. Class A	1,547,140	1,916
	CTS International Logistics Corp. Ltd. Class A	1,327,532	1,916
	Zhejiang Yongtai Technology Co. Ltd. Class A	772,264	1,907
	Anhui Guangxin Agrochemical Co. Ltd. Class A	450,520	1,901
	Sanquan Food Co. Ltd. Class A	782,125	1,899
*	Antong Holdings Co. Ltd. Class A	4,028,800	1,899
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	248,430	1,896
	CETC Potevio Science & Technology Co. Ltd. Class A	593,000	1,894
*,3	Ascletis Pharma Inc.	5,828,704	1,894
	Jiangsu ToLand Alloy Co. Ltd. Class A	267,500	1,894
	Sai Micro Electronics Inc. Class A	644,774	1,892
	Lizhong Sitong Light Alloys Group Co. Ltd. Class A	565,478	1,892
	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	1,023,800	1,883
[1]	China SCE Group Holdings Ltd.	22,932,345	1,880
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	1,108,380	1,872
	Leyard Optoelectronic Co. Ltd. Class A	2,029,000	1,858
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	475,500	1,851
*	Anhui Jinhe Industrial Co. Ltd. Class A	494,773	1,845
	Shenzhen Fortune Trend Technology Co. Ltd. Class A	81,427	1,843
*	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	2,091,500	1,842
	Xinhua Winshare Publishing & Media Co. Ltd. Class A (XSSC)	656,252	1,842
	Shandong Denghai Seeds Co. Ltd. Class A	754,700	1,839
	Shanghai Pret Composites Co. Ltd. Class A	897,960	1,838
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	7,357,725	1,835
	Jiangsu Guomao Reducer Co. Ltd. Class A	649,389	1,825
	Xinyangfeng Agricultural Technology Co. Ltd. Class A	1,110,800	1,820
	Zhejiang Wanma Co. Ltd. Class A	1,167,518	1,820
*	Keshun Waterproof Technologies Co. Ltd. Class A	1,167,720	1,820
*	Shenzhen Clou Electronics Co. Ltd. Class A	1,560,016	1,820
	Jiangsu Provincial Agricultural Reclamation & Development Corp.	1,047,900	1,818
	Wuhu Token Science Co. Ltd. Class A	2,045,128	1,817
	ORG Technology Co. Ltd. Class A	2,629,700	1,816
	Chinalin Securities Co. Ltd. Class A	913,000	1,815
*	OFILM Group Co. Ltd. Class A	2,631,614	1,814
	Pacific Textiles Holdings Ltd.	5,618,123	1,808
	Bright Dairy & Food Co. Ltd. Class A	1,157,448	1,807
	China International Marine Containers Group Co. Ltd. Class A (XSEC)	1,782,450	1,806
	Shanghai Fudan Microelectronics Group Co. Ltd. Class A	226,094	1,805
	Shanghai Liangxin Electrical Co. Ltd. Class A	1,084,192	1,801
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	761,215	1,797
	Eternal Asia Supply Chain Management Ltd. Class A	2,267,197	1,796
*	Alpha Group Class A	1,335,100	1,793
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	675,175	1,785
*	Shenzhen Everwin Precision Technology Co. Ltd. Class A	1,075,104	1,777

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	809,419	1,771
	Shanghai Huafon Aluminium Corp. Class A	901,900	1,769
	MLS Co. Ltd. Class A	1,374,116	1,767
*	Shenzhen Topband Co. Ltd. Class A	1,084,300	1,767
	Shanying International Holding Co. Ltd. Class A	5,151,400	1,765
	Chengdu CORPRO Technology Co. Ltd. Class A	526,000	1,764
	Anhui Construction Engineering Group Co. Ltd. Class A	1,928,587	1,758
*	Shengda Resources Co. Ltd. Class A	648,000	1,758
	Shanghai Medicilon Inc. Class A	80,897	1,756
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	203,110	1,752
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	1,569,000	1,747
*,1,3	Viva Biotech Holdings	8,471,158	1,746
	China World Trade Center Co. Ltd. Class A	649,700	1,741
	Jiangsu Guotai International Group Co. Ltd. Class A	1,469,884	1,738
	Chengtun Mining Group Co. Ltd. Class A	2,289,000	1,737
	Chongqing Department Store Co. Ltd. Class A	406,400	1,736
	Oriental Energy Co. Ltd. Class A	1,355,200	1,734
	Shenzhen Tagen Group Co. Ltd. Class A	2,235,945	1,730
	Fangda Special Steel Technology Co. Ltd. Class A	2,242,839	1,730
	Guangxi Liugong Machinery Co. Ltd. Class A	1,570,163	1,729
	Shennan Circuits Co. Ltd. Class A	145,287	1,728
	Joyoung Co. Ltd. Class A	733,277	1,726
	Chongqing Rural Commercial Bank Co. Ltd. Class A	3,086,200	1,726
	Huali Industrial Group Co. Ltd. Class A	270,358	1,725
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	455,425	1,722
	Yusys Technologies Co. Ltd. Class A	644,320	1,722
	Fujian Boss Software Development Co. Ltd. Class A	607,900	1,721
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd. Class A	158,547	1,707
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	373,617	1,704
	Guangdong Advertising Group Co. Ltd. Class A	2,015,300	1,700
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	67,919	1,700
	Moon Environment Technology Co. Ltd. Class A	794,000	1,699
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	2,237,340	1,698
*	An Hui Wenergy Co. Ltd. Class A	2,156,921	1,695
	Caida Securities Co. Ltd. Class A	1,539,600	1,688
	Maanshan Iron & Steel Co. Ltd. Class A (XSSC)	4,270,861	1,686
	CMST Development Co. Ltd. Class A	1,922,706	1,682
	Chow Tai Seng Jewellery Co. Ltd. Class A	687,201	1,681
	Beijing Jingyuntong Technology Co. Ltd. Class A	1,842,380	1,678
	Henan Mingtai Al Industrial Co. Ltd. Class A	834,578	1,675
	China Merchants Port Group Co. Ltd. Class A	581,974	1,673
*	China TransInfo Technology Co. Ltd. Class A	795,500	1,672
	Sino-Platinum Metals Co. Ltd. Class A	689,858	1,671
	Intco Medical Technology Co. Ltd. Class A	528,300	1,671
*	Beijing Orient National Communication Science & Technology Co. Ltd. Class A	1,008,100	1,670
*	JS Corrugating Machinery Co. Ltd. Class A	610,600	1,668
	CNSIG Inner Mongolia Chemical Industry Co. Ltd.	822,500	1,667
	Ningbo Peacebird Fashion Co. Ltd. Class A	512,029	1,666
	Skyworth Digital Co. Ltd. Class A	701,757	1,666
	Xiangcai Co. Ltd. Class A	1,369,700	1,665
	Shenzhen Huaqiang Industry Co. Ltd. Class A	937,130	1,659
		Shares	Market Value• ($000)
	Suplet Power Co. Ltd. Class A	390,500	1,658
*	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	2,121,150	1,655
	Beijing Capital Development Co. Ltd. Class A	2,560,813	1,655
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	962,205	1,652
	Hangzhou Dptech Technologies Co. Ltd. Class A	659,931	1,647
	Foran Energy Group Co. Ltd. Class A	947,405	1,646
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	464,700	1,646
	China Tianying Inc. Class A	2,447,700	1,638
	COFCO Capital Holdings Co. Ltd. Class A	1,519,284	1,638
*	Focused Photonics Hangzhou Inc. Class A	469,100	1,633
	All Winner Technology Co. Ltd. Class A	426,930	1,632
	Jade Bird Fire Co. Ltd. Class A	448,440	1,631
	Shandong Jinjing Science & Technology Co. Ltd. Class A	1,358,800	1,628
	Shenzhen Yinghe Technology Co. Ltd. Class A	610,474	1,626
	Fujian Star-net Communication Co. Ltd. Class A	529,433	1,624
*	China Express Airlines Co. Ltd. Class A	1,037,390	1,623
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	1,651,900	1,620
	Lier Chemical Co. Ltd. Class A	767,622	1,619
*	Lakala Payment Co. Ltd. Class A	660,500	1,619
*	Zhejiang Dun'An Artificial Environment Co. Ltd. Class A	776,300	1,616
	Quectel Wireless Solutions Co. Ltd. Class A	142,799	1,614
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	984,600	1,613
*	Sino Biological Inc. Class A	108,269	1,610
	ZWSOFT Co. Ltd. Guangzhou Class A	56,888	1,610
	Lianhe Chemical Technology Co. Ltd. Class A	926,552	1,608
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	264,700	1,607
*	China High Speed Transmission Equipment Group Co. Ltd.	4,393,236	1,606
*	Montnets Cloud Technology Group Co. Ltd. Class A	738,900	1,602
[1,3]	China Everbright Greentech Ltd.	8,276,713	1,597
	Hunan Changyuan Lico Co. Ltd. Class A	990,177	1,594
	Wuxi Boton Technology Co. Ltd. Class A	369,100	1,591
	Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	1,416,900	1,588
	Beijing Tongtech Co. Ltd. Class A	426,422	1,588
*	Jiangsu Akcome Science & Technology Co. Ltd. Class A	3,917,400	1,585
	PharmaBlock Sciences Nanjing Inc. Class A	195,977	1,584
	Guangdong South New Media Co. Ltd. Class A	222,495	1,582
	China Wafer Level CSP Co. Ltd. Class A	483,383	1,578
	Qinhuangdao Port Co. Ltd. Class A	3,247,900	1,577
	CanSino Biologics Inc. Class A	108,088	1,576
	Kunshan Dongwei Technology Co. Ltd. Class A	129,412	1,576
	BrightGene Bio-Medical Technology Co. Ltd. Class A	453,047	1,575
	Nuode New Materials Co. Ltd. Class A	1,508,846	1,574
	PCI Technology Group Co. Ltd. Class A	1,547,000	1,571
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	2,032,955	1,568
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	2,718,627	1,568
	China Tungsten & Hightech Materials Co. Ltd. Class A	815,400	1,568
	Shanghai Belling Co. Ltd. Class A	574,800	1,567
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	1,566,086	1,566
	Beijing GeoEnviron Engineering & Technology Inc. Class A	1,097,455	1,566

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Wuxi Paike New Materials Technology Co. Ltd. Class A	100,700	1,566
	Lancy Co. Ltd. Class A	396,400	1,565
	Wuxi NCE Power Co. Ltd. Class A	225,587	1,565
	Sichuan Expressway Co. Ltd. Class H	6,093,253	1,562
*	PNC Process Systems Co. Ltd. Class A	257,400	1,561
*	Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A	1,330,336	1,560
	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	2,213,800	1,558
	Chengdu Kanghua Biological Products Co. Ltd. Class A	124,909	1,557
	Ligao Foods Co. Ltd. Class A	112,820	1,556
	Beijing eGOVA Co. Ltd. Class A	420,300	1,555
	Angang Steel Co. Ltd. Class A	3,642,750	1,553
	North Huajin Chemical Industries Co. Ltd. Class A	1,535,800	1,553
	Kidswant Children Products Co. Ltd. Class A	985,213	1,551
*	Shenzhen Infogem Technologies Co. Ltd. Class A	770,500	1,549
	Zheshang Securities Co. Ltd. Class A	1,044,547	1,547
	Zhejiang Communications Technology Co. Ltd.	1,732,101	1,546
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	329,300	1,544
*	Tibet Summit Resources Co. Ltd. Class A	543,640	1,543
	Rockchip Electronics Co. Ltd. Class A	145,199	1,540
	Jiangsu Cnano Technology Co. Ltd. Class A	196,801	1,535
	Bank of Qingdao Co. Ltd. Class A	3,192,893	1,532
	Juewei Food Co. Ltd. Class A	265,364	1,528
	Huapont Life Sciences Co. Ltd. Class A	1,996,100	1,523
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	1,820,900	1,522
	Sichuan Anning Iron & Titanium Co. Ltd. Class A	311,770	1,521
*	Beijing Compass Technology Development Co. Ltd. Class A	210,900	1,519
*	Jiangsu Azure Corp. Class A	944,100	1,519
	Shanghai 2345 Network Holding Group Co. Ltd. Class A	3,404,121	1,516
	Edan Instruments Inc. Class A	671,600	1,514
	Xiamen Bank Co. Ltd. Class A	1,871,806	1,510
	Hubei Biocause Pharmaceutical Co. Ltd. Class A	3,029,791	1,507
	Suning Universal Co. Ltd. Class A	3,542,392	1,506
	Shenzhen Leaguer Co. Ltd. Class A	1,195,900	1,505
*	Jiangxi Ganneng Co. Ltd. Class A	1,253,000	1,504
	City Development Environment Co. Ltd. Class A	880,900	1,499
	Shinghwa Advanced Material Group Co. Ltd. Class A	158,504	1,496
	Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	269,044	1,490
	Shenzhen Desay Battery Technology Co. Class A	278,655	1,488
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	251,693	1,484
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	2,506,315	1,478
*	Hytera Communications Corp. Ltd. Class A	1,706,400	1,477
	Amoy Diagnostics Co. Ltd. Class A	362,970	1,476
	Shanghai Foreign Service Holding Group Co. Ltd. Class A (XSSC)	1,568,300	1,475
	Visual China Group Co. Ltd. Class A	615,397	1,467
	Topsec Technologies Group Inc. Class A	854,400	1,465
	Suofeiya Home Collection Co. Ltd. Class A	535,400	1,463
	NanJi E-Commerce Co. Ltd. Class A	2,289,093	1,457
	Zhejiang Medicine Co. Ltd. Class A	841,500	1,456
	GRG Metrology & Test Group Co. Ltd. Class A	444,960	1,456
*	Offcn Education Technology Co. Ltd. Class A	2,041,662	1,451
		Shares	Market Value• ($000)
	Guangdong Tapai Group Co. Ltd. Class A	1,237,687	1,450
	CGN Nuclear Technology Development Co. Ltd. Class A	1,314,728	1,449
	Opple Lighting Co. Ltd. Class A	479,456	1,444
	Jiangsu Expressway Co. Ltd. Class A (XSSC)	1,120,075	1,440
	Shenzhen Jinjia Group Co. Ltd. Class A	1,360,968	1,439
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	704,700	1,435
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	1,446,000	1,435
	Sansteel Minguang Co. Ltd. Fujian Class A	2,107,900	1,434
	Guangzhou Wondfo Biotech Co. Ltd. Class A	329,576	1,434
	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	915,500	1,434
	Guizhou Chanhen Chemical Corp. Class A	441,000	1,431
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	845,509	1,429
	Bafang Electric Suzhou Co. Ltd. Class A	110,800	1,429
	Hexing Electrical Co. Ltd. Class A	456,320	1,426
	Beijing North Star Co. Ltd. Class A	5,026,781	1,424
	Tianshan Aluminum Group Co. Ltd. Class A	1,356,300	1,423
	Hangxiao Steel Structure Co. Ltd. Class A	2,212,840	1,421
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	1,455,700	1,421
	Suzhou Good-Ark Electronics Co. Ltd. Class A	736,800	1,421
	Electric Connector Technology Co. Ltd. Class A	317,622	1,419
	Sinosteel Engineering & Technology Co. Ltd. Class A	1,105,300	1,415
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	793,700	1,414
	Wencan Group Co. Ltd. Class A	245,885	1,413
*	Fulin Precision Co. Ltd. Class A	953,570	1,405
	Lushang Health Industry Development Co. Ltd. Class A	884,000	1,401
	Jiangsu Lopal Tech Co. Ltd. Class A	501,667	1,400
*	Youzu Interactive Co. Ltd. Class A	441,400	1,399
	CCCG Real Estate Corp. Ltd. Class A	731,300	1,398
	Venustech Group Inc. Class A	311,274	1,397
	Beijing SuperMap Software Co. Ltd. Class A	455,102	1,397
*	Hybio Pharmaceutical Co. Ltd. Class A (XSEC)	839,100	1,396
	Camel Group Co. Ltd. Class A	1,012,512	1,396
	Luyang Energy-Saving Materials Co. Ltd.	458,998	1,393
	Henan Yuguang Gold & Lead Co. Ltd. Class A	1,507,400	1,392
*	Shandong Longda Meishi Co. Ltd. Class A	1,142,099	1,382
*	Hubei Yihua Chemical Industry Co. Ltd. Class A	766,600	1,381
	Shenzhen Agricultural Products Group Co. Ltd. Class A	1,482,400	1,380
*	Shanghai AtHub Co. Ltd. Class A	274,170	1,380
*	Shandong Dongyue Organosilicon Material Co. Ltd. Class A	922,000	1,380
	Ningbo Huaxiang Electronic Co. Ltd. Class A	727,600	1,379
	Betta Pharmaceuticals Co. Ltd. Class A	140,100	1,379
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	276,874	1,378
	Inmyshow Digital Technology Group Co. Ltd. Class A	1,226,351	1,378
	Telling Telecommunication Holding Co. Ltd. Class A	864,300	1,377
*	YaGuang Technology Group Co. Ltd. Class A	1,311,300	1,372
	Sumavision Technologies Co. Ltd. Class A	1,459,200	1,371
	Sino Wealth Electronic Ltd. Class A	279,255	1,371
	LianChuang Electronic Technology Co. Ltd. Class A	1,011,309	1,366
	Xinjiang Communications Construction Group Co. Ltd. Class A	497,700	1,366
*	Jinlei Technology Co. Ltd. Class A	237,100	1,366
	Marssenger Kitchenware Co. Ltd. Class A	342,300	1,365
	Vats Liquor Chain Store Management JSC Ltd. Class A	349,500	1,364

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Autobio Diagnostics Co. Ltd. Class A	164,505	1,360
	China Fangda Group Co. Ltd. Class B	5,185,439	1,356
	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	1,325,601	1,355
*	Wellhope Foods Co. Ltd. Class A	921,083	1,354
*	Zhejiang Wanliyang Co. Ltd. Class A	1,102,725	1,350
	Top Resource Conservation & Environment Corp. Class A	762,200	1,350
	Shandong Xiantan Co. Ltd. Class A	1,040,300	1,350
*	Chengzhi Co. Ltd. Class A	1,133,107	1,348
	Shandong Humon Smelting Co. Ltd. Class A	759,800	1,347
	Beijing SL Pharmaceutical Co. Ltd. Class A	980,900	1,347
	Shanghai Pudong Construction Co. Ltd. Class A	1,302,839	1,347
	Grinm Advanced Materials Co. Ltd. Class A	676,800	1,346
	Zhongshan Public Utilities Group Co. Ltd. Class A	1,257,430	1,343
*	Winall Hi-Tech Seed Co. Ltd. Class A	611,400	1,343
	Chengdu Wintrue Holding Co. Ltd. Class A	892,400	1,332
	Tongyu Heavy Industry Co. Ltd. Class A	3,654,500	1,331
	Tibet Urban Development & Investment Co. Ltd. Class A (XSSC)	653,100	1,331
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A	1,746,900	1,330
	Autohome Inc. Class A	179,728	1,330
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	1,423,595	1,328
	Shandong Bohui Paper Industrial Co. Ltd. Class A	1,434,600	1,325
	Jinneng Science&Technology Co. Ltd. Class A	986,880	1,324
	KWG Living Group Holdings Ltd.	9,755,701	1,324
	Red Star Macalline Group Corp. Ltd. Class A	1,755,964	1,320
	Chongqing Water Group Co. Ltd. Class A	1,660,200	1,319
*	Advanced Technology & Materials Co. Ltd. Class A	1,038,800	1,319
*	Hand Enterprise Solutions Co. Ltd. Class A	845,500	1,318
[3]	Everbright Securities Co. Ltd. Class H	1,773,632	1,316
	Pou Sheng International Holdings Ltd.	15,815,343	1,312
	Wushang Group Co. Ltd. Class A	797,600	1,312
*	INKON Life Technology Co. Ltd. Class A	743,300	1,310
	Shenzhen Expressway Corp. Ltd. Class A (XSSC)	982,548	1,309
*	Jiajiayue Group Co. Ltd. Class A	610,605	1,303
	Bank of Suzhou Co. Ltd. Class A	1,199,880	1,303
*	Jinneng Holding Shanxi Electric Power Co. Ltd. Class A	2,901,501	1,301
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	1,428,270	1,298
	5I5J Holding Group Co. Ltd. Class A	2,864,381	1,297
	Jinhui Liquor Co. Ltd. Class A	349,682	1,297
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	356,260	1,292
	DeHua TB New Decoration Materials Co. Ltd. Class A	821,154	1,288
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	968,668	1,275
	Shanghai AJ Group Co. Ltd. Class A	1,631,100	1,271
	Guangdong Hongtu Technology Holdings Co. Ltd. Class A	503,169	1,266
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	1,642,603	1,265
	NSFOCUS Technologies Group Co. Ltd. Class A	687,484	1,262
	Hunan Aihua Group Co. Ltd. Class A	392,897	1,261
*	Genimous Technology Co. Ltd. Class A	1,322,640	1,255
*	Tech-Bank Food Co. Ltd. Class A	1,650,160	1,252
	Suzhou Recodeal Interconnect System Co. Ltd. Class A	113,294	1,251
	First Tractor Co. Ltd. Class A (XSSC)	744,400	1,247
		Shares	Market Value• ($000)
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	835,500	1,247
	PhiChem Corp. Class A	472,160	1,246
	BOC International China Co. Ltd. Class A	798,300	1,240
	Chengdu Leejun Industrial Co. Ltd. Class A	1,188,300	1,235
	Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	373,400	1,233
*	Great Chinasoft Technology Co. Ltd. Class A	689,000	1,230
	Beyondsoft Corp. Class A	610,300	1,227
	Jiangling Motors Corp. Ltd. Class A	617,478	1,224
*	Luoniushan Co. Ltd. Class A	1,132,600	1,224
	Anker Innovations Technology Co. Ltd. Class A	115,400	1,223
	Zhejiang Tiantie Industry Co. Ltd. Class A	914,970	1,219
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	2,479,900	1,214
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	297,711	1,214
	Easyhome New Retail Group Co. Ltd. Class A	2,016,000	1,214
*	Cheng De Lolo Co. Ltd. Class A	929,868	1,213
	Hainan Poly Pharm Co. Ltd. Class A	396,876	1,211
	Qingdao East Steel Tower Stock Co. Ltd. Class A	1,036,900	1,208
	Western Region Gold Co. Ltd. Class A	579,100	1,207
	Lihuayi Weiyuan Chemical Co. Ltd. Class A	431,400	1,205
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A (XSEC)	884,631	1,202
	Shenzhen Click Technology Co. Ltd. Class A	554,900	1,202
	Shenzhen Changhong Technology Co. Ltd. Class A	473,753	1,201
*	Shandong WIT Dyne Health Co. Ltd. Class A	226,875	1,201
	Jinghua Pharmaceutical Group Co. Ltd. Class A	772,963	1,198
	Henan Liliang Diamond Co. Ltd. Class A	98,500	1,194
	Xinjiang Xintai Natural Gas Co. Ltd. Class A	347,960	1,192
	Luenmei Quantum Co. Ltd. Class A	1,340,770	1,187
*	Orient Group Inc. Class A	3,504,600	1,186
	Xilinmen Furniture Co. Ltd. Class A	322,900	1,186
	Nanjing Hanrui Cobalt Co. Ltd. Class A	246,600	1,183
	Chengdu XGimi Technology Co. Ltd. Class A	46,902	1,181
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	675,400	1,177
	ZheJiang Dali Technology Co. Ltd. Class A	581,440	1,176
	Shenzhen Sunline Tech Co. Ltd. Class A	694,400	1,174
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	1,038,400	1,173
	Winner Medical Co. Ltd. Class A	133,664	1,173
	Shanghai Haoyuan Chemexpress Co. Ltd. Class A	69,929	1,172
	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	182,266	1,168
	Sinosoft Co. Ltd. Class A	206,700	1,165
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd. Class A	560,688	1,165
	Dongguan Development Holdings Co. Ltd. Class A	805,100	1,161
	Shanxi Blue Flame Holding Co. Ltd. Class A	995,643	1,160
	Zhejiang Orient Gene Biotech Co. Ltd. Class A	136,234	1,160
*	Delixi New Energy Technology Co. Ltd. Class A	135,700	1,158
*	Beijing VRV Software Corp. Ltd. Class A	1,547,200	1,155
	ADAMA Ltd. Class A	933,088	1,153
	Shenzhen FRD Science & Technology Co. Ltd.	418,601	1,153
*	Zhejiang Windey Co. Ltd. Class A	587,600	1,153
	Road King Infrastructure Ltd.	2,856,041	1,138
*	China Reform Health Management & Services Group Co. Ltd. Class A (XSEC)	732,103	1,137
	Sichuan Jiuzhou Electric Co. Ltd. Class A	1,116,000	1,136
*	Visionox Technology Inc. Class A	1,176,672	1,133
	Zhejiang Runtu Co. Ltd. Class A	1,053,712	1,126
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	781,300	1,122

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	1,085,800	1,120
	QuakeSafe Technologies Co. Ltd. Class A	223,142	1,120
	Hunan Zhongke Electric Co. Ltd. Class A	630,497	1,120
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	960,700	1,117
*	China High Speed Railway Technology Co. Ltd. Class A	3,251,913	1,114
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	397,261	1,114
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	1,457,100	1,112
	DBG Technology Co. Ltd. Class A	748,242	1,109
*	Hongda Xingye Co. Ltd. Class A	2,996,100	1,108
	Hangzhou Onechance Tech Corp. Class A	254,009	1,104
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	1,734,400	1,103
	FAWER Automotive Parts Co. Ltd. Class A	1,637,010	1,102
*	Shenzhen Center Power Tech Co. Ltd. Class A	452,561	1,102
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	1,490,000	1,099
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	511,800	1,095
	Jiangyin Hengrun Heavy Industries Co. Ltd. Class A	375,050	1,087
	Aerospace Hi-Tech Holdings Group Ltd. Class A	772,084	1,083
	Renhe Pharmacy Co. Ltd. Class A	1,128,600	1,075
	Zhejiang Yasha Decoration Co. Ltd. Class A	1,623,492	1,075
	Jiangsu Boqian New Materials Stock Co. Ltd. Class A	221,700	1,075
	Beijing Haixin Energy Technology Co. Ltd. Class A	2,051,961	1,074
	Ganzhou Teng Yuan Cobalt New Material Co. Ltd. Class A	142,607	1,074
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	344,994	1,073
	Keboda Technology Co. Ltd. Class A	138,400	1,073
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	238,531	1,069
	Guangdong Aofei Data Technology Co. Ltd. Class A	567,642	1,065
	Suzhou Anjie Technology Co. Ltd. Class A	559,721	1,059
	Chengdu Hongqi Chain Co. Ltd. Class A	1,167,833	1,053
*	HC SemiTek Corp. Class A	1,098,500	1,053
	Goldenmax International Group Ltd. Class A	858,300	1,051
	Jiangxi Wannianqing Cement Co. Ltd. Class A	824,190	1,050
	Xinyu Iron & Steel Co. Ltd. Class A	1,822,100	1,046
	Zhejiang Meida Industrial Co. Ltd. Class A	655,580	1,046
*	Shanghai Runda Medical Technology Co. Ltd. Class A	557,000	1,043
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H	2,566,774	1,041
*	Tangrenshen Group Co. Ltd. Class A	988,900	1,041
	Ningbo Yunsheng Co. Ltd. Class A (XSSC)	853,700	1,040
*	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	607,489	1,040
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	957,100	1,040
*	Ningxia Zhongyin Cashmere Co. Ltd. Class A	4,365,100	1,040
	KingClean Electric Co. Ltd. Class A	265,519	1,039
	Dongjiang Environmental Co. Ltd. Class A (XSEC)	1,174,181	1,038
	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class A	193,203	1,032
	Guizhou Zhenhua E-chem Inc. Class A	202,435	1,031
	Beijing Dahao Technology Corp. Ltd. Class A	482,400	1,029
	Xinxiang Tuoxin Pharmaceutical Co. Ltd. Class A	82,354	1,027
*	Aotecar New Energy Technology Co. Ltd. Class A	2,748,200	1,026
		Shares	Market Value• ($000)
	JSTI Group Class A	1,085,980	1,025
*	Tongding Interconnection Information Co. Ltd. Class A	1,265,500	1,021
	Unilumin Group Co. Ltd. Class A	842,477	1,017
	BGI Genomics Co. Ltd. Class A	113,290	1,016
	Xinfengming Group Co. Ltd. Class A	681,669	1,015
	Gansu Qilianshan Cement Group Co. Ltd. Class A	622,200	1,014
	Archermind Technology Nanjing Co. Ltd. Class A	156,995	1,013
*	HyUnion Holding Co. Ltd. Class A	943,800	1,010
*	Anhui Tatfook Technology Co. Ltd. Class A	764,216	1,009
	China Oilfield Services Ltd. Class A	430,400	1,007
	Jiangsu Shagang Co. Ltd. Class A	1,774,700	1,005
	Maccura Biotechnology Co. Ltd. Class A	421,315	1,000
	Tangshan Sunfar Silicon Industry Co. Ltd. Class A	225,040	1,000
	Eastern Communications Co. Ltd. Class A (XSSC)	664,200	998
	Hangzhou Haoyue Personal Care Co. Ltd. Class A	126,853	998
	Bluestar Adisseo Co. Class A	845,412	997
*	Jiangxi Zhengbang Technology Co. Ltd. Class A	2,597,802	996
	Shandong Dawn Polymer Co. Ltd. Class A	400,200	996
	Guangdong Dowstone Technology Co. Ltd. Class A	524,300	995
	Nantong Jiangshan Agrochemical & Chemical LLC Class A	195,490	994
*	Jointo Energy Investment Co. Ltd. Hebei Class A	1,150,600	993
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	317,360	990
	Yotrio Group Co. Ltd. Class A	1,733,900	989
*	Rianlon Corp. Class A	169,100	989
	Yunnan Energy Investment Co. Ltd. Class A	617,762	988
*	Shenzhen World Union Group Inc. Class A	2,523,380	987
	Qingdao Port International Co. Ltd. Class A	951,020	985
	Shanghai Bright Power Semiconductor Co. Ltd. Class A	47,668	982
	Shenzhen Ysstech Info-tech Co. Ltd. Class A	794,000	981
	Yibin Tianyuan Group Co. Ltd. Class A	981,340	980
	Foryou Corp.	238,590	977
	Chengdu RML Technology Co. Ltd. Class A	95,150	977
*	Holitech Technology Co. Ltd. Class A	2,159,500	970
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	2,224,000	968
	Digital China Information Service Co. Ltd. Class A	496,802	968
	Truking Technology Ltd. Class A	424,100	964
	Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	370,440	962
*	Jiangsu Guoxin Corp. Ltd. Class A	1,035,300	960
*	Triumph New Energy Co. Ltd. Class A	361,900	956
*	Shandong Chenming Paper Holdings Ltd. Class H	3,104,406	955
*,2	China Aoyuan Group Ltd.	16,923,787	954
*	Henan Yuneng Holdings Co. Ltd. Class A	1,485,524	952
	Guangdong Guanghua Sci-Tech Co. Ltd. Class A	410,700	951
	Beijing Water Business Doctor Co. Ltd. Class A	813,300	948
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	325,400	946
*	Jinke Properties Group Co. Ltd. Class A	4,716,739	941
*	Sunward Intelligent Equipment Co. Ltd. Class A	1,073,708	938
	Chengdu ALD Aviation Manufacturing Corp. Class A	272,300	937
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	1,460,190	931
*	Sichuan Haite High-tech Co. Ltd. Class A	723,100	931

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Shenzhen Kinwong Electronic Co. Ltd. Class A	278,960	930
*	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	3,591,330	929
	Nanjing Gaoke Co. Ltd. Class A	947,700	928
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	453,200	926
	Konka Group Co. Ltd. Class A	1,345,700	922
*	Guangdong Hybribio Biotech Co. Ltd. Class A	432,757	916
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	1,248,079	911
*	Deppon Logistics Co. Ltd. Class A	375,100	910
	Guangdong Zhongnan Iron & Steel Co. Ltd. Class A	2,336,400	909
*	Bestway Marine & Energy Technology Co. Ltd. Class A	1,374,100	902
	Changchun Faway Automobile Components Co. Ltd. Class A	764,150	896
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	748,552	896
	Shandong Head Group Co. Ltd. Class A	312,967	895
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	332,643	889
	JL Mag Rare-Earth Co. Ltd. Class A	220,040	887
	Zhejiang Starry Pharmaceutical Co. Ltd. Class A	354,733	887
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	601,800	886
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd. Class A	483,991	885
	Transfar Zhilian Co. Ltd. Class A	1,103,868	881
	Zhejiang Hailide New Material Co. Ltd. Class A	1,119,300	880
	Toly Bread Co. Ltd. Class A	527,612	874
*	Zhongtong Bus Co. Ltd. Class A	600,900	874
	Double Medical Technology Inc. Class A	153,925	866
[3]	Pharmaron Beijing Co. Ltd. Class H	198,280	860
	Jiangsu Huahong Technology Stock Co. Ltd. Class A	461,659	860
	Wuhan Keqian Biology Co. Ltd. Class A	231,984	857
	Guangzhou Zhiguang Electric Co. Ltd. Class A	786,900	850
*	Client Service International Inc. Class A	412,050	850
	Shenzhen Microgate Technology Co. Ltd. Class A	688,200	850
*	YanTai Shuangta Food Co. Ltd. Class A	1,114,400	847
	Ningbo Zhenyu Technology Co. Ltd. Class A	76,573	846
*,1	Yuzhou Group Holdings Co. Ltd.	27,586,579	845
	Monalisa Group Co. Ltd. Class A	338,185	841
	Qingdao Rural Commercial Bank Corp. Class A	2,000,025	838
	Jiangsu Amer New Material Co. Ltd. Class A	566,800	837
	Jinyuan EP Co. Ltd. Class A	667,600	830
	Shenzhen Das Intellitech Co. Ltd. Class A	1,483,800	828
*	Nations Technologies Inc. Class A	397,800	826
*	Innuovo Technology Co. Ltd. Class A	889,700	825
	Xiamen Intretech Inc. Class A	319,260	824
	Black Peony Group Co. Ltd. Class A	854,300	824
*	Huafon Microfibre Shanghai Technology Co. Ltd.	1,458,963	823
	Huafu Fashion Co. Ltd. Class A	1,846,024	822
	Shantui Construction Machinery Co. Ltd. Class A	1,241,100	820
*,1	Times China Holdings Ltd.	10,679,559	808
	Guangdong No. 2 Hydropower Engineering Co. Ltd. Class A	837,100	806
*	RiseSun Real Estate Development Co. Ltd. Class A	3,487,556	802
	Sichuan Teway Food Group Co. Ltd. Class A	321,722	798
	Realcan Pharmaceutical Group Co. Ltd. Class A	1,464,500	794
*	Yango Group Co. Ltd. Class A	3,984,593	794
		Shares	Market Value• ($000)
	Longhua Technology Group Luoyang Co. Ltd. Class A	684,800	789
*	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	1,599,400	786
*	Xinzhi Group Co. Ltd. Class A	409,300	782
	Shenzhen Gongjin Electronics Co. Ltd. Class A	582,100	780
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	1,032,576	771
*	Fujian Snowman Co. Ltd. Class A	661,700	762
	Yijiahe Technology Co. Ltd. Class A	143,360	757
	China Harmony Auto Holding Ltd.	6,712,546	756
	Zhejiang Semir Garment Co. Ltd. Class A	778,119	755
[1,3]	Joinn Laboratories China Co. Ltd. Class H	195,471	753
	CSG Holding Co. Ltd. Class A	791,732	752
	Beijing Ctrowell Technology Corp. Ltd. Class A	551,700	751
	Sino GeoPhysical Co. Ltd. Class A	286,763	747
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A	1,537,944	743
*	Zhejiang Jingu Co. Ltd. Class A	755,112	732
*	Blue Sail Medical Co. Ltd. Class A	663,503	731
	Era Co. Ltd. Class A	974,000	730
*	Huabao Flavours & Fragrances Co. Ltd. Class A	204,344	708
	Anhui Genuine New Materials Co. Ltd. Class A	518,343	707
	China Harzone Industry Corp. Ltd. Class A	614,775	704
	Gansu Shangfeng Cement Co. Ltd. Class A	432,120	702
	Greenland Hong Kong Holdings Ltd.	8,977,811	689
	Jenkem Technology Co. Ltd. Class A	37,841	688
	Jin Tong Ling Technology Group Co. Ltd. Class A	1,488,900	687
	Shenzhen Tellus Holding Co. Ltd. Class A (XSEC)	275,900	684
	Rainbow Digital Commercial Co. Ltd. Class A	759,992	683
*,1	Differ Group Auto Ltd.	40,227,914	683
*	Chongqing Zaisheng Technology Corp. Ltd. Class A	1,050,010	678
	Lao Feng Xiang Co. Ltd. Class A	68,728	669
*	Beijing Sinohytec Co. Ltd. Class A	56,501	657
	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	597,100	656
*	Beijing Orient Landscape & Environment Co. Ltd. Class A	2,335,600	655
	Qingdao Hanhe Cable Co. Ltd. Class A	1,110,930	653
	Autel Intelligent Technology Corp. Ltd. Class A	148,007	623
*	Oceanwide Holdings Co. Ltd. Class A	4,993,346	620
	Shenzhen Sunmoon Microelectronics Co. Ltd. Class A	79,632	617
	China Dongxiang Group Co. Ltd.	15,391,861	611
*	Guangdong Electric Power Development Co. Ltd. Class A	686,000	600
	ShaanXi Provincial Natural Gas Co. Ltd. Class A	537,200	594
*,2	Boshiwa International Holding Ltd.	2,777,000	594
*	Zhongtian Financial Group Co. Ltd. Class A	6,203,600	591
*	Blivex Energy Technology Co. Ltd. Class A	2,576,900	581
	Xinjiang Joinworld Co. Ltd. Class A (XSSC)	472,700	578
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	860,160	573
	Shanghai Haohai Biological Technology Co. Ltd. Class A	35,528	569
[3]	Qingdao Port International Co. Ltd. Class H	951,832	557
*	Shenzhen Deren Electronic Co. Ltd. Class A	454,700	553
	M-Grass Ecology & Environment Group Co. Ltd. Class A	1,030,900	517
	Central China Management Co. Ltd.	8,258,332	517
*,1,2	China Fishery Group Ltd.	9,033,000	514
	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	151,000	514
*	Guangdong Highsun Group Co. Ltd. Class A	1,759,500	506
	China West Construction Group Co. Ltd. Class A	382,477	500

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Shenzhen Aisidi Co. Ltd. Class A	389,000	488
	Rongan Property Co. Ltd. Class A (XSEC)	1,182,600	480
*	Shandong Chenming Paper Holdings Ltd. Class A (XSEC)	659,200	479
*	Zhenro Properties Group Ltd.	15,959,061	470
*	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	987,100	465
	Beken Corp. Class A	107,100	455
*	Shunfa Hengye Corp. Class A (XSEC)	877,000	407
*	Kaisa Group Holdings Ltd.	9,963,882	368
	Sansure Biotech Inc. Class A	128,512	348
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	94,700	335
	Qingling Motors Co. Ltd. Class H	3,186,945	330
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	179,187	303
*	GCL New Energy Holdings Ltd.	4,540,958	302
	Guangdong Provincial Expressway Development Co. Ltd. Class A	256,500	288
*	Ronshine China Holdings Ltd.	5,192,485	286
	Contec Medical Systems Co. Ltd. Class A	72,500	271
	Shang Gong Group Co. Ltd. Class B	710,368	241
*	Gansu Energy Chemical Co. Ltd. Class A	493,500	240
	Three Squirrels Inc. Class A	75,800	233
*,2	Colour Life Services Group Co. Ltd.	2,729,102	216
	Shanghai Industrial Urban Development Group Ltd.	1,438,210	89
*,2	China Forestry Holdings Co. Ltd.	3,050,000	—
*,1,2	Midas Holdings Ltd.	16,595,800	—
*,2	Fantasia Holdings Group Co. Ltd.	3,086,715	—
*,2,3	Tianhe Chemicals Group Ltd.	20,635,827	—
*,2	Real Gold Mining Ltd.	1,345,000	—
*,2	China Huishan Dairy Holdings Co. Ltd.	45,054,011	—
*,2	Qunxing Paper Holdings Co. Ltd.	1,573,000	—
*,2	China Animal Healthcare Ltd.	4,917,000	—
*,2	Trony Solar Holdings Co. Ltd.	1,562,000	—
*,2	China Fiber Optic Network System Group Ltd.	14,959,600	—
*,2	Hua Han Health Industry Holdings Ltd.	13,393,764	—
*,2	China Huiyuan Juice Group Ltd.	8,667,863	—
*,2	CT Environmental Group Ltd.	28,987,223	—
*,2	China Lumena New Materials Corp.	337,200	—
*,2	China Zhongwang Holdings Ltd.	17,459,813	—
*	Xinyi Energy Holdings Ltd. Rights Exp. 5/23/23	2,045,925	—
*,2	Far East Horizon Ltd. Rights Exp. 12/31/23	151,784	—
			29,861,544
Colombia (0.0%)
	Bancolombia SA ADR	1,244,293	30,485
	Ecopetrol SA	62,128,907	30,258
	Interconexion Electrica SA ESP	5,838,679	22,619
	Bancolombia SA Preference Shares	3,478,036	21,543
	Bancolombia SA	1,840,141	14,101
	Grupo Aval Acciones y Valores SA Preference Shares	50,888,201	6,369
	Banco Davivienda SA Preference Shares	1,273,534	5,720
	Grupo de Inversiones Suramericana SA Preference Shares	763,739	1,886
	BAC Holding International Corp.	10,012,430	484
	Grupo Aval Acciones y Valores SA ADR	158,187	387
			133,852
Cyprus (0.0%)
*,2	Cyprus Popular Bank PCL	12,597,118	—
Czech Republic (0.0%)
	CEZ A/S	2,096,041	112,528
	Komercni Banka A/S	993,802	32,088
[3]	Moneta Money Bank A/S	4,464,776	16,371
		Shares	Market Value• ($000)
	Philip Morris CR A/S	7,919	6,551
	Colt CZ Group SE	88,545	2,414
			169,952
Denmark (1.8%)
	Novo Nordisk A/S Class B	20,669,270	3,438,426
	DSV A/S	2,351,330	442,526
*	Vestas Wind Systems A/S	13,288,597	367,703
*	Genmab A/S	864,904	355,445
	Coloplast A/S Class B	1,753,701	252,675
[3]	Orsted A/S	2,488,325	223,328
	Carlsberg A/S Class B	1,217,668	201,520
*	Danske Bank A/S	8,685,962	183,576
	Novozymes A/S Class B	2,618,162	136,309
	Tryg A/S	4,647,270	109,829
	AP Moller - Maersk A/S Class B	59,786	108,066
	Pandora A/S	1,143,466	105,841
	Chr Hansen Holding A/S	1,359,896	105,840
	AP Moller - Maersk A/S Class A	40,799	72,916
	Royal Unibrew A/S	650,083	58,107
	SimCorp A/S	521,006	56,475
*	Demant A/S	1,289,108	55,246
	Ringkjoebing Landbobank A/S	367,959	51,753
	ISS A/S	2,433,905	50,887
*	Jyske Bank A/S (Registered)	669,611	48,958
*	GN Store Nord A/S	1,658,489	44,275
*,1	Ambu A/S Class B	2,268,373	36,068
	Sydbank A/S	749,051	33,418
*	NKT A/S	566,273	29,760
	FLSmidth & Co. A/S	750,225	29,640
	Topdanmark A/S	553,083	29,197
*	Bavarian Nordic A/S	928,818	25,543
*	Zealand Pharma A/S	677,318	22,907
*	ALK-Abello A/S Class B	1,731,049	21,914
	Alm Brand A/S	11,102,786	20,540
	ROCKWOOL A/S Class B	83,400	20,200
	D/S Norden A/S	309,965	19,477
	Spar Nord Bank A/S	1,047,749	17,042
	H Lundbeck A/S	3,157,515	16,718
*,3	Netcompany Group A/S	428,463	16,582
	Dfds A/S	393,207	15,840
[3]	Scandinavian Tobacco Group A/S Class A	744,156	14,535
	Schouw & Co. A/S	158,345	13,481
*	Chemometec A/S	207,859	12,027
	TORM plc Class A	381,543	11,942
*	NTG Nordic Transport Group A/S	199,248	10,601
	H Lundbeck A/S Class A	766,645	3,861
			6,890,994
Egypt (0.0%)
	Commercial International Bank Egypt SAE	29,663,256	51,438
	Egypt Kuwait Holding Co. SAE	7,880,411	11,204
*	Egyptian Financial Group-Hermes Holding Co.	13,401,234	7,960
	Eastern Co. SAE	12,936,997	7,307
*	Fawry for Banking & Payment Technology Services SAE	34,534,378	6,694
*	ElSewedy Electric Co.	9,153,110	5,435
	Talaat Moustafa Group	12,680,669	3,927
	Telecom Egypt Co.	4,098,185	3,266
*	Medinet Nasr Housing	12,895,830	1,516
			98,747
Finland (0.8%)
	Nordea Bank Abp	45,673,993	506,343
	Nokia OYJ	74,499,603	315,219
	Sampo OYJ Class A	6,178,522	313,343
	Neste OYJ	5,495,399	266,331
	Kone OYJ Class B	4,319,089	246,407
	UPM-Kymmene OYJ	7,052,697	224,913

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Elisa OYJ	1,975,230	122,664
	Stora Enso OYJ	7,584,659	96,226
	Metso Outotec OYJ	8,029,734	88,654
	Fortum OYJ	5,771,141	86,198
	Valmet OYJ	2,218,357	75,051
	Wartsila OYJ Abp	6,438,023	74,663
	Kesko OYJ Class B	3,577,083	74,575
	Orion OYJ Class B	1,373,767	64,530
	Huhtamaki OYJ	1,224,954	44,155
	Konecranes OYJ Class A	956,273	37,457
	TietoEVRY OYJ	1,136,921	36,329
	Cargotec OYJ Class B	640,877	35,415
	Kojamo OYJ	2,577,553	32,004
	Outokumpu OYJ	4,448,019	24,249
*,1	QT Group OYJ	256,767	22,142
	Kemira OYJ	1,166,555	20,463
	Uponor OYJ	687,720	18,353
	Nokian Renkaat OYJ	1,799,680	17,533
	Metsa Board OYJ Class B	2,263,241	16,320
	Revenio Group OYJ	298,284	11,216
	Tokmanni Group Corp.	642,152	8,794
[3]	Terveystalo OYJ	1,002,563	8,766
	Sanoma OYJ	937,307	8,129
	Citycon OYJ	973,386	7,355
	YIT OYJ	2,017,659	5,223
	F-Secure OYJ	1,535,966	4,949
*,1	Finnair OYJ	7,857,479	4,601
	Raisio OYJ	1,461,610	3,671
*,1,2	Ahlstrom-Munksjo OYJ	147,156	2,893
	Oriola OYJ Class B	1,705,912	2,731
			2,927,865
France (7.1%)
	LVMH Moet Hennessy Louis Vuitton SE	3,259,802	3,135,543
	TotalEnergies SE	30,044,263	1,919,827
	L'Oreal SA	3,254,961	1,555,602
	Sanofi	14,390,432	1,550,832
	Schneider Electric SE	7,021,951	1,224,571
	Air Liquide SA	6,770,199	1,217,893
	Airbus SE	7,367,819	1,031,750
	BNP Paribas SA	14,573,126	941,619
	Hermes International	409,090	888,166
	Vinci SA	6,558,827	811,269
	AXA SA	24,700,677	806,234
	EssilorLuxottica SA	3,934,067	778,867
	Safran SA	4,599,288	715,280
	Pernod Ricard SA	2,703,032	624,263
	Kering SA	948,953	607,678
	Danone SA	8,046,888	532,573
	Capgemini SE	2,113,253	385,367
	Dassault Systemes SE	8,818,829	358,006
	STMicroelectronics NV	8,360,047	357,618
	Cie de Saint-Gobain	6,061,210	350,912
	Legrand SA	3,537,104	334,801
	Orange SA	25,301,911	329,328
*	Engie SA	18,612,589	297,881
	Cie Generale des Etablissements Michelin SCA	9,259,565	294,895
	Veolia Environnement SA	8,399,333	265,964
	Publicis Groupe SA	2,988,442	244,326
	Societe Generale SA	9,690,205	235,358
	Edenred	3,284,675	213,417
	Thales SA	1,328,728	202,768
	Credit Agricole SA	15,953,152	195,004
	Carrefour SA	7,806,992	162,390
	Teleperformance	768,728	153,635
*,3	Worldline SA	3,212,196	139,739
	Eiffage SA	969,883	115,439
		Shares	Market Value• ($000)
	Eurofins Scientific SE	1,617,242	112,964
	Bureau Veritas SA	3,766,982	108,621
	Bouygues SA	2,764,282	101,226
	Vivendi SE	9,189,353	100,940
	Alstom SA	4,001,671	100,580
*	Renault SA	2,531,418	94,024
[1]	Bollore SE	13,054,704	88,189
	Getlink SE	4,652,912	86,959
*	Accor SA	2,419,133	85,824
	Sartorius Stedim Biotech	318,027	85,199
	Arkema SA	848,668	83,970
	Gecina SA	685,471	76,308
	Sodexo SA	694,169	74,393
*	Rexel SA	3,174,063	73,523
*	Unibail-Rodamco-Westfield	1,356,322	72,734
*	Aeroports de Paris	426,738	67,811
	Alten SA	377,177	64,123
	Klepierre SA	2,483,797	62,915
	Valeo	3,195,629	62,400
	Dassault Aviation SA	308,658	60,317
	BioMerieux	565,881	59,251
	Remy Cointreau SA	330,144	57,124
	Ipsen SA	452,102	54,824
	Engie SA	3,335,780	53,387
	Elis SA (XPAR)	2,637,962	52,400
	SPIE SA	1,666,294	52,010
	Technip Energies NV	2,318,602	51,440
	SCOR SE	1,979,211	51,195
[3]	La Francaise des Jeux SAEM	1,161,531	49,646
	Sodexo SA (XPAR)	460,520	49,353
[3]	Amundi SA	752,833	49,322
*	SOITEC	325,518	48,080
	Gaztransport Et Technigaz SA	434,688	46,486
	SEB SA	397,753	45,607
	Sopra Steria Group SACA	187,239	40,530
	Wendel SE	353,575	39,664
	Nexans SA	445,578	38,339
	Covivio SA	666,117	37,875
[3]	Verallia SA	914,745	37,130
*	Ubisoft Entertainment SA	1,263,843	37,014
	Rubis SCA	1,246,743	36,846
*	Faurecia SE	1,688,933	35,069
*	Eurazeo SE	446,444	31,878
	SES SA Class A ADR	4,945,075	30,672
	IPSOS	511,648	27,742
*	Air France-KLM	14,951,248	25,898
[1,3]	Neoen SA	819,523	24,605
*	Vallourec SA	2,148,569	24,544
	Coface SA	1,411,837	21,610
	Imerys SA	521,984	21,458
[3]	ALD SA	1,778,186	21,422
*	JCDecaux SE	955,088	21,144
	ICADE	432,435	20,310
	Societe BIC SA	323,623	19,973
	Virbac SA	56,905	19,438
	Rothschild & Co.	368,060	19,001
	Interparfums SA	223,158	17,726
*,1	Atos SE	1,267,131	17,566
*,1	SES-imagotag SA	102,584	16,405
	Nexity SA	566,410	14,860
	Eurazeo SE	197,035	14,069
[1]	Eutelsat Communications SA	2,090,367	13,896
	Trigano SA	106,549	13,881
	Metropole Television SA	855,007	13,804
*	Cie Plastic Omnium SA	728,015	12,889
*	Carmila SA	750,209	12,698
	Eramet SA	124,350	12,113

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Mercialys SA	1,174,144	11,806
	Television Francaise 1	1,329,859	10,717
	Argan SA	121,523	9,481
	Quadient SA	462,050	9,185
	Fnac Darty SA	241,237	9,095
*	ID Logistics Group	30,433	8,945
	Cie de L'Odet SE	4,981	8,767
[1]	Mersen SA	207,905	8,387
	Peugeot Invest	65,440	8,028
*	Faurecia SE (MTAA)	380,259	7,864
	Derichebourg SA	1,257,227	7,775
	Beneteau SA	477,171	7,680
[1]	Korian SA	867,725	7,529
*	Euroapi SA	617,645	7,418
*,1	Voltalia SA (Registered)	471,077	7,162
*,1,3	X-Fab Silicon Foundries SE	809,513	6,895
*	CGG SA	9,179,963	6,870
*,1	Valneva SE	1,309,950	6,366
[1]	Altarea SCA	47,040	6,158
[3]	Maisons du Monde SA	572,650	6,040
	Antin Infrastructure Partners SA	351,868	5,938
	Lisi SA	192,785	5,464
*,3	Elior Group SA	1,508,576	5,249
*,3	SMCP SA	581,971	5,152
	Vicat SA	175,215	5,112
	Lagardere SA	208,191	5,021
	Vetoquinol SA	47,681	4,673
	Manitou BF SA	179,955	4,445
*,1	Casino Guichard Perrachon SA	511,276	4,351
	Etablissements Maurel et Prom SA	1,031,133	3,936
	Equasens	49,013	3,874
*	GL Events	154,007	3,700
[2]	Vilmorin & Cie SA	69,806	3,311
	Jacquet Metals SACA	159,285	3,114
	Boiron SA	67,104	2,952
*,1	OVH Groupe SAS	272,141	2,866
	Bonduelle SCA	204,510	2,583
*	Believe SA	159,966	1,905
*,1	Orpea SA	642,657	1,900
*,1,3	Aramis Group SAS	226,870	1,011
*,1	Mersen SA Rights Exp. 5/2/23	207,905	338
	LISI	7,755	220
	Electricite de France SA	2,920	38
			26,393,350
Germany (5.2%)
	SAP SE	14,658,606	1,983,547
	Siemens AG (Registered)	9,854,782	1,624,386
	Allianz SE (Registered)	5,311,106	1,333,655
	Deutsche Telekom AG (Registered)	44,709,345	1,078,021
	Mercedes-Benz Group AG	11,374,864	887,080
	Bayer AG (Registered)	12,995,291	857,641
*	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,851,631	695,894
	Infineon Technologies AG	17,215,045	626,916
	BASF SE	12,095,152	625,611
	Deutsche Post AG (Registered)	12,787,234	615,061
	Bayerische Motoren Werke AG	4,172,497	467,672
	Deutsche Boerse AG	2,428,517	463,139
	adidas AG	2,217,520	390,518
*	RWE AG	8,327,097	390,426
	E.ON SE	29,285,335	387,379
	Volkswagen AG Preference Shares	2,645,398	361,229
*	Merck KGaA	1,709,100	306,559
	Deutsche Bank AG (Registered)	26,747,220	294,024
[3]	Siemens Healthineers AG	3,656,771	227,911
	Symrise AG Class A	1,717,458	207,508
	Vonovia SE	9,348,383	202,753
		Shares	Market Value• ($000)
	MTU Aero Engines AG	704,714	185,036
*,1	Daimler Truck Holding AG	5,568,760	184,008
	Beiersdorf AG	1,316,793	183,863
	Henkel AG & Co. KGaA Preference Shares	2,234,164	180,629
	Hannover Rueck SE	792,289	169,280
	Rheinmetall AG	571,477	167,382
	Brenntag SE	2,044,679	166,651
	Fresenius SE & Co. KGaA	5,385,529	156,040
*,1	Siemens Energy AG	6,247,121	153,330
*	Commerzbank AG	13,727,703	152,558
	HeidelbergCement AG	1,909,816	144,652
[1]	Fresenius Medical Care AG & Co. KGaA	2,688,212	130,443
*	QIAGEN NV	2,903,482	129,846
	Sartorius AG Preference Shares	326,800	127,024
*,3	Zalando SE	2,921,785	120,172
*,3	Covestro AG	2,336,005	102,482
	GEA Group AG	2,162,744	101,720
	Continental AG	1,431,115	100,417
*,3	Delivery Hero SE	2,467,607	98,633
	Henkel AG & Co. KGaA	1,329,866	98,349
*	Deutsche Lufthansa AG (Registered)	7,913,925	85,074
	Bayerische Motoren Werke AG Preference Shares	797,951	84,818
	Puma SE	1,312,978	76,938
	Volkswagen AG	390,200	65,512
	Carl Zeiss Meditec AG	484,313	65,141
[3]	Scout24 SE	1,000,885	62,382
	Knorr-Bremse AG	875,157	61,341
	LEG Immobilien SE	973,725	60,608
*	HelloFresh SE	2,138,458	57,422
[1]	HUGO BOSS AG	747,293	56,340
	Nemetschek SE	714,523	55,850
[1]	Evonik Industries AG	2,520,767	55,019
*	CTS Eventim AG & Co. KGaA	775,400	51,087
	K+S AG (Registered)	2,532,785	50,519
	Bechtle AG	1,071,888	49,853
	Gerresheimer AG	457,498	49,852
	thyssenkrupp AG	6,505,349	46,814
	LANXESS AG	1,138,286	46,382
	Rational AG	63,106	45,706
	Freenet AG	1,574,623	44,891
	Aurubis AG	463,491	43,483
	FUCHS PETROLUB SE Preference Shares	1,060,312	41,890
	Telefonica Deutschland Holding AG	11,827,425	39,965
	AIXTRON SE	1,401,302	39,673
	KION Group AG	949,892	39,394
*	Evotec SE	2,067,665	37,976
	Talanx AG	704,149	35,416
*,3	TeamViewer SE	1,827,031	33,719
[1]	Wacker Chemie AG	198,641	30,720
	Sixt SE	220,021	27,298
	Hensoldt AG	693,476	26,009
*,1	Fraport AG Frankfurt Airport Services Worldwide	471,470	25,392
	Krones AG	193,083	25,370
	Hella GmbH & Co. KGaA	298,892	25,276
[1]	Encavis AG	1,444,743	24,983
[1]	RTL Group SA	513,278	24,059
[3]	Befesa SA	532,182	23,960
*	Aareal Bank AG (XETRA)	692,312	23,572
	HOCHTIEF AG	279,129	23,365
	Duerr AG	649,190	22,525
[1]	Software AG	630,509	21,541
	Jenoptik AG	673,513	21,499
	Stabilus SE	323,431	21,137
	United Internet AG (Registered)	1,210,490	20,783
	Suedzucker AG	1,026,080	20,728

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1]	Salzgitter AG	508,853	20,176
[1]	ProSiebenSat.1 Media SE	2,227,984	20,008
*	Nordex SE	1,650,972	19,883
	Siltronic AG	275,807	19,879
	Stroeer SE & Co. KGaA	329,669	18,079
	CompuGroup Medical SE & Co. KGaA	322,504	17,732
	TAG Immobilien AG	1,993,241	17,068
	Fielmann AG	323,963	16,782
*	Vitesco Technologies Group AG	238,725	16,348
	Bilfinger SE	372,757	16,127
	CANCOM SE	436,077	15,702
	Traton SE	667,634	15,442
[3]	DWS Group GmbH & Co. KGaA	455,699	15,152
[1,3]	Deutsche Pfandbriefbank AG	1,637,881	15,107
	Deutsche Wohnen SE	648,671	14,688
*	METRO AG	1,703,408	14,487
[1]	GRENKE AG	383,391	13,750
[1]	Aroundtown SA	9,129,143	12,438
*	SMA Solar Technology AG	114,927	12,432
	Kontron AG	626,432	12,122
*	flatexDEGIRO AG	1,101,896	11,876
	Sixt SE Preference Shares	147,610	11,760
*,1	Nagarro SE	103,515	11,146
	Dermapharm Holding SE	220,926	11,091
	Deutz AG	1,630,203	10,836
[1]	Synlab AG	1,025,643	10,831
[1]	PNE AG	659,231	10,771
	Atoss Software AG	53,492	10,730
	Kloeckner & Co. SE	964,870	10,710
	Grand City Properties SA	1,264,011	10,556
*,1	SUSE SA	528,229	9,986
	Norma Group SE	419,084	9,969
[1]	VERBIO Vereinigte BioEnergie AG	260,653	9,708
	Eckert & Ziegler Strahlen- und Medizintechnik AG	186,493	9,645
	GFT Technologies SE	241,848	9,551
*,1,3	Auto1 Group SE	1,209,595	9,545
*,1	MorphoSys AG	452,974	9,515
*,1,3	Shop Apotheke Europe NV	93,422	9,326
	Hornbach Holding AG & Co. KGaA	107,696	9,151
	FUCHS PETROLUB SE	275,174	8,937
	KWS Saat SE & Co. KGaA	133,374	8,648
	Sartorius AG	27,658	8,589
*,1	Hypoport SE	52,486	8,417
	Draegerwerk AG & Co. KGaA Preference Shares	147,518	8,301
	Wacker Neuson SE	336,979	8,219
	Indus Holding AG	272,664	8,076
	Adesso SE	51,200	7,677
	BayWa AG	177,504	7,601
	Takkt AG	469,378	7,517
*,1	CECONOMY AG	2,357,411	7,194
	Deutsche Beteiligungs AG	216,973	6,857
	1&1 AG	571,133	6,665
	New Work SE	36,259	6,612
	Vossloh AG	140,224	6,432
*,1	SGL Carbon SE	697,036	6,430
	STRATEC SE	89,199	6,138
	PATRIZIA SE	568,188	6,108
	Hamburger Hafen und Logistik AG	441,743	6,096
	Energiekontor AG	75,907	6,082
[1]	DIC Asset AG	709,616	5,402
[1]	Varta AG	186,928	4,848
	ElringKlinger AG	416,451	4,681
	Wuestenrot & Wuerttembergische AG	249,964	4,548
	Secunet Security Networks AG	17,091	3,774
*,1	ADVA Optical Networking SE	169,683	3,742
		Shares	Market Value• ($000)
	Bertrandt AG	65,878	3,670
[3]	Instone Real Estate Group SE	446,448	3,572
[1]	Deutsche EuroShop AG	155,976	3,523
[1]	Basler AG	136,770	2,947
	CropEnergies AG	234,221	2,713
*,1	Aareal Bank AG	75,072	2,706
*,1	About You Holding SE	383,877	2,363
	Draegerwerk AG & Co. KGaA	46,714	2,152
			19,488,069
Greece (0.1%)
*	Eurobank Ergasias Services & Holdings SA	33,482,881	47,342
	OPAP SA	2,430,330	41,444
	Mytilineos SA	1,329,763	38,580
*	National Bank of Greece SA	7,167,991	37,511
*	Alpha Services & Holdings SA	28,049,777	35,164
	JUMBO SA	1,441,372	33,208
	Hellenic Telecommunications Organization SA	2,130,868	31,136
*	Public Power Corp. SA	2,782,345	24,010
*	Piraeus Financial Holdings SA	8,848,136	20,931
	Motor Oil Hellas Corinth Refineries SA	715,316	17,049
	Terna Energy SA	668,721	14,824
	Hellenic Telecommunications Organization SA ADR	1,384,302	10,009
*	GEK Terna Holding Real Estate Construction SA	720,526	9,857
*	Titan Cement International SA	455,338	7,521
	Athens Water Supply & Sewage Co. SA	802,266	5,576
	Helleniq Energy Holdings SA	690,268	5,481
*	LAMDA Development SA	812,491	5,019
	Autohellas Tourist & Trading SA	308,930	4,363
	Viohalco SA	702,794	3,851
	Fourlis Holdings SA	815,973	3,601
	Sarantis SA	449,469	3,555
*	Ellaktor SA	1,440,303	3,139
	Hellenic Exchanges - Athens Stock Exchange SA	690,883	3,056
	Holding Co. ADMIE IPTO SA	1,552,263	3,015
*	Aegean Airlines SA	332,071	2,852
	Quest Holdings SA	405,424	2,210
*,2	FF Group	554,339	—
			414,304
Hong Kong (1.8%)
	AIA Group Ltd.	154,627,094	1,683,437
	Hong Kong Exchanges & Clearing Ltd.	16,771,283	696,292
	Sun Hung Kai Properties Ltd.	18,792,109	261,648
	CK Hutchison Holdings Ltd.	35,240,760	235,600
	Link REIT	33,483,372	219,011
*	Galaxy Entertainment Group Ltd.	28,484,625	202,733
	Techtronic Industries Co. Ltd.	17,318,441	187,359
	CLP Holdings Ltd.	21,698,311	161,560
	CK Asset Holdings Ltd.	25,845,167	152,826
	BOC Hong Kong Holdings Ltd.	47,414,400	149,674
	Hang Seng Bank Ltd.	9,585,851	142,090
	Hong Kong & China Gas Co. Ltd.	143,892,177	127,766
	Jardine Matheson Holdings Ltd.	2,602,540	125,811
	Wharf Real Estate Investment Co. Ltd.	20,496,906	118,200
*	Sands China Ltd.	31,795,071	113,871
	Power Assets Holdings Ltd.	18,171,921	103,840
	Lenovo Group Ltd.	98,856,297	101,138
	MTR Corp. Ltd.	19,127,414	95,571
	Sino Land Co. Ltd.	49,904,963	67,251
	Hongkong Land Holdings Ltd.	14,737,204	65,587
[3]	Budweiser Brewing Co. APAC Ltd.	22,399,256	64,716
	Henderson Land Development Co. Ltd.	17,284,942	61,547
	Swire Pacific Ltd. Class A	7,397,532	58,723
[3]	WH Group Ltd.	103,768,579	57,772
*,3	Samsonite International SA	17,160,361	54,378

Total International Stock Index Fund
		Shares	Market Value• ($000)
	PRADA SpA	6,768,578	49,835
	Xinyi Glass Holdings Ltd.	27,216,865	49,794
	New World Development Co. Ltd.	18,580,422	49,552
	Chow Tai Fook Jewellery Group Ltd.	23,154,114	46,498
	CK Infrastructure Holdings Ltd.	7,827,676	44,566
	Hang Lung Properties Ltd.	23,953,667	43,786
[3]	ESR Group Ltd.	26,785,051	41,869
	Swire Properties Ltd.	14,009,550	37,654
	Want Want China Holdings Ltd.	56,764,511	36,202
	Orient Overseas International Ltd.	1,741,169	35,376
	ASMPT Ltd.	4,049,082	31,835
	PCCW Ltd.	55,920,742	29,170
	SITC International Holdings Co. Ltd.	15,711,448	29,061
	Wharf Holdings Ltd.	12,659,707	28,948
	Hysan Development Co. Ltd.	8,032,995	22,702
[3]	BOC Aviation Ltd.	2,768,436	21,943
	Pacific Basin Shipping Ltd.	62,373,523	21,703
*	Wynn Macau Ltd.	19,202,919	20,775
	Kerry Properties Ltd.	7,991,913	20,620
	Hang Lung Group Ltd.	11,169,649	19,636
*,1	AAC Technologies Holdings Inc.	8,990,292	19,007
[1]	Vitasoy International Holdings Ltd.	10,610,026	18,767
	Man Wah Holdings Ltd.	20,177,593	16,974
	Bank of East Asia Ltd.	12,857,159	16,945
	NWS Holdings Ltd.	18,571,126	16,086
*,1	SJM Holdings Ltd.	30,868,253	16,074
*	NagaCorp Ltd.	19,561,368	15,859
	Fortune REIT	18,369,671	15,367
	L'Occitane International SA	5,978,977	15,211
*	United Energy Group Ltd.	97,177,817	14,644
[3]	JS Global Lifestyle Co. Ltd.	16,116,751	14,289
	Luk Fook Holdings International Ltd.	4,382,475	14,044
	Yue Yuen Industrial Holdings Ltd.	9,215,908	13,869
*	Shangri-La Asia Ltd.	14,408,647	13,292
*,1	MGM China Holdings Ltd.	9,730,606	13,291
	VTech Holdings Ltd.	2,185,222	13,119
*,1	Cathay Pacific Airways Ltd.	13,210,987	12,783
*	Melco International Development Ltd.	10,234,822	11,912
*	MMG Ltd.	32,502,098	11,893
	DFI Retail Group Holdings Ltd.	3,925,934	11,816
	Champion REIT	25,978,197	10,844
	First Pacific Co. Ltd.	28,799,977	9,644
*	IGG Inc.	10,757,256	8,892
*,1	Vobile Group Ltd.	20,289,636	7,918
*	Cowell e Holdings Inc.	3,949,833	7,640
*,1	Theme International Holdings Ltd.	65,290,416	7,587
	CITIC Telecom International Holdings Ltd.	17,867,157	7,178
	HKBN Ltd.	10,101,577	7,128
*	China Travel International Investment Hong Kong Ltd.	31,499,626	6,722
*,1,3	Sirnaomics Ltd.	917,448	6,490
[1]	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	3,082,282	6,298
	Stella International Holdings Ltd.	5,896,803	6,139
	Nexteer Automotive Group Ltd.	10,544,741	5,911
	Cafe de Coral Holdings Ltd.	4,183,439	5,860
[1]	Huabao International Holdings Ltd.	12,292,468	5,804
	K Wah International Holdings Ltd.	15,947,282	5,511
	United Laboratories International Holdings Ltd.	6,697,797	5,423
	Dah Sing Banking Group Ltd.	6,682,647	5,360
	Dah Sing Financial Holdings Ltd.	2,073,666	5,313
	Sunlight REIT	13,312,138	5,162
	Johnson Electric Holdings Ltd.	4,550,648	5,088
[1]	LK Technology Holdings Ltd.	4,950,105	5,063
	Kerry Logistics Network Ltd.	3,555,896	5,038
	VSTECS Holdings Ltd.	8,264,627	4,748
		Shares	Market Value• ($000)
	Jinchuan Group International Resources Co. Ltd.	64,295,080	4,606
[1]	Hong Kong Technology Venture Co. Ltd.	7,040,377	4,429
	SUNeVision Holdings Ltd.	7,777,064	4,419
*	Super Hi International Holding Ltd.	2,099,331	4,379
*,1,3	Jacobio Pharmaceuticals Group Co. Ltd.	4,861,500	4,279
*,3	Hua Medicine	10,947,706	4,274
[1]	Giordano International Ltd.	13,792,259	4,149
	Chow Sang Sang Holdings International Ltd.	3,105,782	4,081
	Value Partners Group Ltd.	11,895,030	3,775
	Far East Consortium International Ltd.	14,342,103	3,623
*,1	Haitong International Securities Group Ltd.	39,655,812	3,347
*,1	Television Broadcasts Ltd.	3,758,106	3,294
[1]	Prosperity REIT	13,248,997	3,214
*,1	C-Mer Eye Care Holdings Ltd.	5,558,736	3,184
*,1	Realord Group Holdings Ltd.	4,552,715	3,150
	EC Healthcare	4,654,000	3,134
*	Shun Tak Holdings Ltd.	17,080,391	3,101
*,1	Sa Sa International Holdings Ltd.	12,964,275	3,048
	Guotai Junan International Holdings Ltd.	35,707,952	3,016
*,1,3	Fosun Tourism Group	2,557,200	2,981
[1]	Powerlong Real Estate Holdings Ltd.	18,547,942	2,893
*	Esprit Holdings Ltd.	35,029,219	2,866
	Hutchison Telecommunications Hong Kong Holdings Ltd.	15,952,764	2,767
*,3	FIT Hon Teng Ltd.	13,952,576	2,766
	Texhong International Group Ltd.	3,745,066	2,736
	SmarTone Telecommunications Holdings Ltd.	4,308,637	2,622
*,3	Frontage Holdings Corp.	8,368,225	2,604
	Truly International Holdings Ltd.	20,429,268	2,589
*,1,3	Everest Medicines Ltd.	1,399,612	2,547
	Sun Hung Kai & Co. Ltd.	6,633,047	2,447
	Asia Cement China Holdings Corp.	5,377,727	2,360
	Swire Pacific Ltd. Class B	1,558,944	1,979
[1]	Vesync Co. Ltd.	5,000,000	1,951
	CITIC Resources Holdings Ltd.	27,142,497	1,630
[1]	Powerlong Commercial Management Holdings Ltd.	2,325,239	1,507
	Singamas Container Holdings Ltd.	18,140,193	1,412
*,1,3	Antengene Corp. Ltd.	3,627,000	1,253
	Texwinca Holdings Ltd.	6,879,365	1,228
*	OCI International Holdings Ltd.	12,072,453	1,154
*	Chinese Estates Holdings Ltd.	3,853,769	1,113
*,1	Apollo Future Mobility Group Ltd.	73,014,499	1,110
[1,3]	IMAX China Holding Inc.	1,080,218	1,051
*,1,3	JW Cayman Therapeutics Co. Ltd.	2,420,493	1,022
	Dynam Japan Holdings Co. Ltd.	1,509,302	944
	CMBC Capital Holdings Ltd.	5,676,723	884
*	Digital Domain Holdings Ltd.	19,456,724	582
*,1	Glory Sun Financial Group Ltd.	16,752,782	365
*,3	VPower Group International Holdings Ltd.	3,766,000	176
*,1,2	Superb Summit International Group Ltd.	32,112,957	—
*,2	China Longevity Group Co. Ltd.	1,027,000	—
*,2	Tech Pro Technology Development Ltd.	87,171,600	—
*,2	SMI Holdings Group Ltd.	17,016,452	—
*,2	BRIGHTOIL	25,187,768	—
*,2	Convoy Global Holdings Ltd.	147,589,460	—
*,2	MH Development Ltd.	5,979,097	—
*,2	Agritrade Resources Ltd.	42,522,625	—
			6,563,970
Hungary (0.1%)
	OTP Bank Nyrt.	3,037,278	92,555
	Richter Gedeon Nyrt.	1,863,018	44,997
	MOL Hungarian Oil & Gas plc	4,758,983	38,592
*	Magyar Telekom Telecommunications plc	4,035,270	5,078
*	Opus Global Nyrt.	688,234	242
			181,464

Total International Stock Index Fund
		Shares	Market Value• ($000)
Iceland (0.0%)
	Marel HF	7,598,143	32,748
[3]	Arion Banki HF	19,228,408	20,196
	Islandsbanki HF	15,350,156	14,020
	Kvika banki hf	55,052,206	7,388
	Hagar hf	13,831,173	6,831
	Eimskipafelag Islands hf	1,503,314	6,334
	Reitir fasteignafelag hf	8,990,865	5,574
	Festi hf	3,600,072	5,222
*	Icelandair Group HF	295,815,168	4,297
	Siminn HF	42,737,658	3,652
	Sjova-Almennar Tryggingar hf	12,798,273	3,347
	Vatryggingafelag Islands Hf	21,347,759	2,863
*	Olgerdin Egill Skallagrims HF	12,948,260	1,231
			113,703
India (4.1%)
	Reliance Industries Ltd.	43,342,841	1,287,159
	Housing Development Finance Corp. Ltd.	23,202,275	790,545
	Infosys Ltd.	47,025,045	725,557
	Tata Consultancy Services Ltd.	13,508,175	534,068
	Hindustan Unilever Ltd.	11,741,306	353,410
	Axis Bank Ltd.	30,075,808	317,478
	Bharti Airtel Ltd. (XNSE)	31,168,289	305,117
	Larsen & Toubro Ltd.	9,114,783	264,260
	Bajaj Finance Ltd.	3,118,842	240,566
	ICICI Bank Ltd.	20,707,850	233,607
	Asian Paints Ltd.	5,975,711	212,666
	ITC Ltd.	39,131,582	204,062
	HCL Technologies Ltd.	14,353,334	187,656
	Maruti Suzuki India Ltd.	1,751,406	184,460
	Mahindra & Mahindra Ltd.	12,174,858	183,179
	Titan Co. Ltd.	5,515,173	178,688
	Sun Pharmaceutical Industries Ltd.	14,397,323	174,152
*	Tata Motors Ltd.	24,410,677	145,645
	Tata Steel Ltd.	107,920,435	143,078
	UltraTech Cement Ltd.	1,512,908	140,056
	NTPC Ltd.	62,746,716	132,344
	State Bank of India	18,479,189	131,229
	Nestle India Ltd.	475,067	126,557
	Power Grid Corp. of India Ltd.	41,618,415	121,018
	JSW Steel Ltd.	13,270,052	118,071
	Grasim Industries Ltd.	5,065,741	106,830
	Tech Mahindra Ltd.	8,006,411	100,746
	Hindalco Industries Ltd.	18,655,905	100,097
	Oil & Natural Gas Corp. Ltd.	48,697,426	94,972
	Adani Ports & Special Economic Zone Ltd.	10,712,637	89,554
	Britannia Industries Ltd.	1,577,026	87,932
	Adani Enterprises Ltd.	3,613,444	85,428
*,3	Avenue Supermarts Ltd.	1,968,943	84,803
[3]	HDFC Life Insurance Co. Ltd.	13,059,379	84,782
	Bajaj Finserv Ltd.	5,050,626	84,024
	Dr Reddy's Laboratories Ltd.	1,389,970	83,819
	Coal India Ltd.	27,466,769	78,507
[3]	SBI Life Insurance Co. Ltd.	5,555,455	77,618
	Cipla Ltd.	6,750,511	75,103
	Tata Consumer Products Ltd.	8,012,934	74,970
	Eicher Motors Ltd.	1,834,112	74,271
	Apollo Hospitals Enterprise Ltd.	1,314,026	72,738
	Divi's Laboratories Ltd.	1,690,152	67,710
[3]	LTIMindtree Ltd.	1,211,757	65,864
	UPL Ltd.	6,986,074	63,404
*	Adani Green Energy Ltd.	5,268,428	61,502
	Pidilite Industries Ltd.	2,019,522	59,875
*	Zomato Ltd.	73,623,048	58,873
	SRF Ltd.	1,865,505	58,134
	Bharat Petroleum Corp. Ltd.	13,176,588	57,673
		Shares	Market Value• ($000)
	Cholamandalam Investment & Finance Co. Ltd.	5,321,783	56,883
	Vedanta Ltd.	16,176,703	55,493
*	Max Healthcare Institute Ltd.	9,764,468	55,019
	Bharat Electronics Ltd.	43,328,032	54,874
	Hero MotoCorp Ltd.	1,730,393	54,263
	Tata Power Co. Ltd.	21,883,185	54,052
	Indian Oil Corp. Ltd.	54,034,987	53,850
*	Godrej Consumer Products Ltd.	4,822,711	53,588
	Shriram Finance Ltd.	3,271,334	53,464
	Shree Cement Ltd.	178,712	53,285
	Wipro Ltd.	11,041,895	52,285
*	Yes Bank Ltd.	264,012,022	50,810
	Siemens Ltd.	1,181,360	49,933
	Dabur India Ltd.	7,624,448	49,764
	Bajaj Auto Ltd.	898,764	48,781
	Havells India Ltd.	3,172,083	47,849
	Varun Beverages Ltd.	2,675,344	47,417
	Info Edge India Ltd.	1,008,266	46,783
	GAIL India Ltd.	34,904,195	45,880
	Indian Hotels Co. Ltd. Class A	10,921,796	45,427
	Hindustan Aeronautics Ltd.	1,250,561	44,784
*	Ambuja Cements Ltd.	9,102,308	44,262
	PI Industries Ltd.	1,067,030	44,255
	TVS Motor Co. Ltd.	3,120,737	43,564
	DLF Ltd.	8,201,547	42,900
	Adani Total Gas Ltd.	3,682,211	42,668
*	Adani Transmission Ltd.	3,358,926	42,366
[3]	ICICI Lombard General Insurance Co. Ltd.	3,182,323	42,068
	Marico Ltd.	6,873,217	41,801
	Tube Investments of India Ltd.	1,298,233	41,189
	Trent Ltd.	2,405,476	40,323
*,3	InterGlobe Aviation Ltd.	1,623,330	40,222
	MRF Ltd.	35,896	39,136
	Page Industries Ltd.	76,188	37,638
	Persistent Systems Ltd.	637,041	37,112
	Jindal Steel & Power Ltd.	5,181,366	37,075
	Tata Elxsi Ltd.	451,622	36,853
	State Bank of India GDR	520,767	36,723
*	United Spirits Ltd.	3,826,729	36,482
	SBI Cards & Payment Services Ltd.	3,829,644	36,244
*	Adani Power Ltd.	12,778,638	35,243
[3]	AU Small Finance Bank Ltd.	4,306,044	35,100
	CG Power & Industrial Solutions Ltd.	9,261,661	35,077
*	PB Fintech Ltd.	4,727,536	34,826
	Cummins India Ltd.	1,788,712	34,543
	Colgate-Palmolive India Ltd.	1,753,950	34,249
	Federal Bank Ltd.	20,587,247	34,103
	Ashok Leyland Ltd.	18,994,312	34,022
	APL Apollo Tubes Ltd.	2,266,275	33,203
*	Delhivery Ltd.	7,192,730	33,005
	Bharat Forge Ltd.	3,341,642	32,824
	Embassy Office Parks REIT	8,138,121	32,808
*	IDFC First Bank Ltd.	42,782,077	32,298
	Power Finance Corp. Ltd.	15,300,101	31,864
	Bank of Baroda	13,625,238	31,426
	Kotak Mahindra Bank Ltd.	1,316,368	31,330
	Indian Railway Catering & Tourism Corp. Ltd.	3,990,017	30,247
	Voltas Ltd.	3,032,471	29,713
	Bajaj Holdings & Investment Ltd.	351,936	29,531
*,3	Bandhan Bank Ltd.	10,462,718	29,463
	Mphasis Ltd.	1,318,605	29,418
	ABB India Ltd.	700,179	29,327
	Petronet LNG Ltd.	9,856,527	28,628
	Coforge Ltd.	551,675	28,379
	Hindustan Petroleum Corp. Ltd.	9,157,697	28,170
	Supreme Industries Ltd.	844,538	28,141

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Indraprastha Gas Ltd.	4,612,140	28,012
	Astral Ltd.	1,574,753	27,967
	Lupin Ltd.	3,182,067	27,652
	Bosch Ltd.	115,838	27,495
	Balkrishna Industries Ltd.	1,072,798	27,399
[3]	Sona Blw Precision Forgings Ltd.	4,627,825	27,252
	Container Corp. of India Ltd.	3,632,238	27,234
	Navin Fluorine International Ltd.	455,852	27,087
[3]	ICICI Prudential Life Insurance Co. Ltd.	5,071,407	27,024
*	FSN E-Commerce Ventures Ltd.	17,929,031	26,982
	Dalmia Bharat Ltd.	1,097,256	26,848
	REC Ltd.	16,507,301	26,748
	Wipro Ltd. ADR	5,623,115	26,429
	Zee Entertainment Enterprises Ltd.	10,947,164	26,421
	Aurobindo Pharma Ltd.	3,492,053	26,398
	Jubilant Foodworks Ltd.	4,792,837	26,285
	Torrent Pharmaceuticals Ltd.	1,283,941	25,993
	Samvardhana Motherson International Ltd.	28,553,804	25,719
*	Max Financial Services Ltd.	3,209,271	25,147
	Crompton Greaves Consumer Electricals Ltd.	8,032,491	25,085
	Mahindra & Mahindra Financial Services Ltd.	7,874,973	25,046
	Tata Chemicals Ltd.	2,117,972	24,740
	Polycab India Ltd.	628,203	24,693
*	ACC Ltd.	1,124,072	24,295
	Berger Paints India Ltd.	3,244,545	24,279
	KPIT Technologies Ltd.	2,130,361	24,009
	Tata Communications Ltd.	1,515,803	23,602
	Deepak Nitrite Ltd.	977,282	22,625
	IIFL Finance Ltd.	3,821,336	22,508
[3]	HDFC Asset Management Co. Ltd.	1,024,831	22,153
	Indus Towers Ltd.	11,564,835	21,975
	Gujarat Fluorochemicals Ltd.	527,292	21,873
	Zydus Lifesciences Ltd.	3,352,527	21,349
	Apollo Tyres Ltd.	4,868,339	20,701
*	Fortis Healthcare Ltd.	6,430,225	20,538
	NMDC Ltd.	15,327,086	20,407
	Steel Authority of India Ltd.	19,272,439	19,584
	Carborundum Universal Ltd.	1,476,644	19,492
	Torrent Power Ltd.	2,871,725	19,405
[3]	Laurus Labs Ltd.	5,078,866	19,139
	IDFC Ltd.	17,593,299	18,966
*	Godrej Properties Ltd.	1,164,418	18,807
	Canara Bank	4,779,541	18,650
	LIC Housing Finance Ltd.	4,368,360	18,438
	Atul Ltd.	217,599	18,314
	Aarti Industries Ltd.	2,638,770	18,194
	Schaeffler India Ltd.	533,752	18,155
	Sundram Fasteners Ltd.	1,409,084	18,043
*	GMR Airports Infrastructure Ltd.	32,068,298	17,950
	Muthoot Finance Ltd.	1,416,837	17,718
	Oberoi Realty Ltd.	1,555,803	17,463
	Phoenix Mills Ltd.	973,798	17,254
	AIA Engineering Ltd.	513,908	17,115
	Biocon Ltd.	5,984,863	17,047
*	Star Health & Allied Insurance Co. Ltd.	2,324,656	16,845
	Jindal Stainless Ltd.	4,855,279	16,809
*,3	Macrotech Developers Ltd.	1,474,371	16,797
	Dixon Technologies India Ltd.	466,539	16,695
	United Breweries Ltd.	920,069	16,679
*	PVR Ltd.	922,885	16,559
	KEI Industries Ltd.	711,600	16,555
	Coromandel International Ltd.	1,429,264	16,502
	NHPC Ltd.	30,329,462	16,467
	Elgi Equipments Ltd.	2,884,331	16,448
[3]	L&T Technology Services Ltd.	349,529	16,236
	Bharat Heavy Electricals Ltd.	16,826,747	16,191
	JSW Energy Ltd.	5,035,086	16,113
		Shares	Market Value• ($000)
	Cyient Ltd.	1,106,549	16,002
	JK Cement Ltd.	432,965	15,895
	Ipca Laboratories Ltd.	1,801,033	15,656
	SKF India Ltd.	306,409	15,634
*	One 97 Communications Ltd.	1,949,541	15,633
*	Tata Motors Ltd. Class A	5,048,673	15,423
	Ramco Cements Ltd.	1,704,412	15,381
	Gujarat Gas Ltd.	2,678,409	15,380
	Piramal Enterprises Ltd.	1,671,664	15,105
	Motherson Sumi Wiring India Ltd.	22,607,821	14,902
[3]	Syngene International Ltd.	1,795,874	14,900
	Kajaria Ceramics Ltd.	1,104,084	14,805
	Radico Khaitan Ltd.	1,059,212	14,621
*	Exide Industries Ltd.	6,071,715	14,574
	Bata India Ltd.	800,092	14,458
	Blue Star Ltd.	794,415	14,396
	Grindwell Norton Ltd.	614,861	14,317
	UNO Minda Ltd.	2,212,102	14,134
	Thermax Ltd.	502,016	14,065
	Linde India Ltd.	285,995	13,969
	Alkem Laboratories Ltd.	324,366	13,941
	Redington Ltd.	6,741,786	13,939
	Union Bank of India Ltd.	14,900,616	13,881
	Glenmark Pharmaceuticals Ltd.	1,982,791	13,684
*	Aditya Birla Fashion & Retail Ltd.	5,002,383	13,657
	Oil India Ltd.	4,318,282	13,500
	L&T Finance Holdings Ltd.	11,873,697	13,492
	Sonata Software Ltd.	1,283,638	13,453
	Solar Industries India Ltd.	286,876	13,440
	Oracle Financial Services Software Ltd.	302,584	13,214
	Gujarat State Petronet Ltd.	3,679,743	12,849
	Honeywell Automation India Ltd.	29,147	12,711
	Emami Ltd.	2,742,301	12,590
*	Aditya Birla Capital Ltd.	6,057,058	12,430
	Rajesh Exports Ltd.	1,806,936	12,345
	Dr Reddy's Laboratories Ltd. ADR	204,019	12,335
	National Aluminium Co. Ltd.	11,796,515	12,016
	Amara Raja Batteries Ltd.	1,621,129	11,943
	JB Chemicals & Pharmaceuticals Ltd.	456,540	11,903
	Hindustan Zinc Ltd.	3,087,428	11,895
	Computer Age Management Services Ltd.	468,799	11,850
	Timken India Ltd.	324,065	11,840
*,3	RBL Bank Ltd.	5,953,520	11,833
	Manappuram Finance Ltd.	7,302,333	11,626
	Great Eastern Shipping Co. Ltd.	1,368,716	11,372
*	Suzlon Energy Ltd.	111,307,697	11,355
*	Devyani International Ltd.	5,671,672	11,237
*,3	Equitas Small Finance Bank Ltd.	13,233,679	11,211
	Finolex Cables Ltd.	1,018,705	11,175
[3]	Indian Energy Exchange Ltd.	5,801,535	11,144
	Poonawalla Fincorp Ltd.	2,764,653	10,972
[3]	Dr Lal PathLabs Ltd.	456,645	10,940
	Patanjali Foods Ltd.	923,756	10,681
	Indian Bank	2,655,551	10,508
*,3	Aster DM Healthcare Ltd.	3,457,031	10,459
	Escorts Kubota Ltd.	430,336	10,450
*	Adani Wilmar Ltd.	2,063,338	10,441
	Bank of India	10,088,097	10,400
	IRB Infrastructure Developers Ltd.	30,776,250	10,346
	360 ONE WAM Ltd.	1,971,400	10,142
	NCC Ltd.	6,824,547	10,037
	Relaxo Footwears Ltd.	969,592	10,017
	Ratnamani Metals & Tubes Ltd.	378,680	9,963
	Lakshmi Machine Works Ltd.	75,499	9,877
	3M India Ltd.	35,566	9,818
	Pfizer Ltd.	212,533	9,757
	CRISIL Ltd.	220,824	9,737

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Castrol India Ltd.	6,515,330	9,560
	Brigade Enterprises Ltd.	1,547,083	9,515
	Cholamandalam Financial Holdings Ltd.	1,274,238	9,457
	Angel One Ltd.	624,622	9,451
	Punjab National Bank	14,721,173	9,444
*	EIH Ltd.	4,040,028	9,351
	Raymond Ltd.	478,289	9,347
[3]	Indian Railway Finance Corp. Ltd.	23,929,036	9,309
*	Aavas Financiers Ltd.	545,980	9,280
*	Vodafone Idea Ltd.	107,346,079	9,149
	Can Fin Homes Ltd.	1,208,006	9,136
	Narayana Hrudayalaya Ltd.	974,376	9,090
	Mahanagar Gas Ltd.	735,353	9,084
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	1,223,079	8,821
	KEC International Ltd.	1,554,242	8,735
*,3	Lemon Tree Hotels Ltd.	8,071,267	8,726
	UTI Asset Management Co. Ltd.	1,078,340	8,706
	Aegis Logistics Ltd.	1,796,856	8,628
	Prestige Estates Projects Ltd.	1,426,725	8,584
	Bayer CropScience Ltd.	168,359	8,531
	GlaxoSmithKline Pharmaceuticals Ltd.	559,064	8,495
	Vinati Organics Ltd.	349,474	8,473
	City Union Bank Ltd.	4,858,850	8,441
	Natco Pharma Ltd.	1,195,545	8,415
	Asahi India Glass Ltd.	1,431,700	8,393
	Central Depository Services India Ltd.	669,338	8,262
	Balrampur Chini Mills Ltd.	1,600,953	8,162
	KPR Mill Ltd.	1,104,137	8,132
	HFCL Ltd.	10,221,609	8,131
	EID Parry India Ltd.	1,314,416	8,097
	Kansai Nerolac Paints Ltd.	1,737,255	8,085
*	Westlife Foodworld Ltd.	857,667	8,021
	Sanofi India Ltd.	116,396	7,932
	JK Lakshmi Cement Ltd.	823,917	7,908
	Chambal Fertilisers & Chemicals Ltd.	2,238,772	7,844
	Finolex Industries Ltd.	3,796,480	7,793
*	Reliance Infrastructure Ltd.	3,975,150	7,698
	Suven Pharmaceuticals Ltd.	1,328,882	7,675
	Hatsun Agro Product Ltd.	739,410	7,675
	Sumitomo Chemical India Ltd.	1,554,686	7,671
*	Mahindra CIE Automotive Ltd.	1,551,708	7,586
	Bajaj Electricals Ltd.	563,414	7,570
	Happiest Minds Technologies Ltd.	737,844	7,464
[3]	IndiaMart InterMesh Ltd.	112,681	7,414
*	Medplus Health Services Ltd.	817,134	7,396
	Ajanta Pharma Ltd.	459,248	7,376
	Vedant Fashions Ltd.	466,558	7,280
	Aptus Value Housing Finance India Ltd.	2,461,264	7,239
*,3	Tejas Networks Ltd.	893,052	7,221
	Praj Industries Ltd.	1,651,208	7,201
[3]	Endurance Technologies Ltd.	434,457	7,147
	CESC Ltd.	8,456,447	7,100
	Kalpataru Power Transmission Ltd.	1,063,333	7,037
	CCL Products India Ltd.	947,065	6,987
	India Cements Ltd.	3,016,978	6,870
	VIP Industries Ltd.	930,777	6,775
	Sun TV Network Ltd.	1,278,863	6,769
	Birlasoft Ltd.	2,007,680	6,741
	Intellect Design Arena Ltd.	1,206,756	6,605
	Whirlpool of India Ltd.	403,522	6,540
*	Kalyan Jewellers India Ltd.	5,172,849	6,521
	DCM Shriram Ltd.	649,899	6,503
	Granules India Ltd.	1,764,275	6,492
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	878,422	6,471
*	Affle India Ltd.	563,891	6,451
*,3	Krishna Institute of Medical Sciences Ltd.	345,190	6,380
		Shares	Market Value• ($000)
	Karur Vysya Bank Ltd.	5,278,202	6,343
*	CreditAccess Grameen Ltd.	535,013	6,323
[3]	Mindspace Business Parks REIT	1,625,857	6,312
	Tanla Platforms Ltd.	759,107	6,307
[3]	Nippon Life India Asset Management Ltd.	2,154,749	6,287
	GHCL Ltd.	1,053,822	6,261
[3]	Brookfield India Real Estate Trust	1,846,362	6,231
	V-Guard Industries Ltd.	1,982,730	6,186
*	Indiabulls Housing Finance Ltd.	4,630,663	6,122
	Trident Ltd.	16,017,214	6,116
*	Shree Renuka Sugars Ltd.	10,506,627	6,044
*	Godrej Industries Ltd.	1,087,149	5,991
	Poly Medicure Ltd.	498,785	5,979
	Procter & Gamble Health Ltd.	104,698	5,965
	Blue Dart Express Ltd.	81,017	5,892
	Century Textiles & Industries Ltd.	703,920	5,874
	KRBL Ltd.	1,209,006	5,867
	Firstsource Solutions Ltd.	4,081,663	5,856
	Triveni Turbine Ltd.	1,304,758	5,849
	Bharat Dynamics Ltd.	470,886	5,808
*	Amber Enterprises India Ltd.	253,552	5,806
	Hitachi Energy India Ltd.	141,871	5,750
	BSE Ltd.	887,896	5,698
*	Vardhman Textiles Ltd.	1,452,622	5,661
	Edelweiss Financial Services Ltd.	6,946,021	5,610
*	Nuvoco Vistas Corp. Ltd.	1,374,416	5,564
*	Indiabulls Real Estate Ltd.	6,193,166	5,537
	Fine Organic Industries Ltd.	101,574	5,511
	Clean Science & Technology Ltd.	309,430	5,481
	eClerx Services Ltd.	329,462	5,476
	Jubilant Ingrevia Ltd.	1,047,400	5,415
	Ceat Ltd.	283,699	5,414
	Mastek Ltd.	249,717	5,277
	PNC Infratech Ltd.	1,513,931	5,268
[3]	Metropolis Healthcare Ltd.	339,928	5,214
	Balaji Amines Ltd.	200,676	5,168
	Route Mobile Ltd.	328,819	5,130
	Alkyl Amines Chemicals	177,066	5,127
*	Reliance Power Ltd.	34,063,528	5,108
	Zensar Technologies Ltd.	1,489,762	5,094
	Rain Industries Ltd.	2,556,584	5,093
*	NIIT Ltd.	1,142,342	5,064
	Century Plyboards India Ltd.	792,803	5,061
*	Tata Teleservices Maharashtra Ltd.	6,648,539	4,997
	Gujarat Pipavav Port Ltd.	3,569,539	4,988
*	IDBI Bank Ltd.	7,426,365	4,985
	Gujarat State Fertilizers & Chemicals Ltd.	2,546,203	4,963
	KNR Constructions Ltd.	1,679,358	4,944
	TTK Prestige Ltd.	547,124	4,904
	Zydus Wellnes Ltd.	255,599	4,859
	Welspun Corp. Ltd.	1,750,857	4,841
	Multi Commodity Exchange of India Ltd.	279,459	4,796
[3]	ICICI Securities Ltd.	872,561	4,741
	Sterlite Technologies Ltd.	2,405,276	4,732
*	Chemplast Sanmar Ltd.	892,512	4,692
	GMM Pfaudler Ltd.	257,999	4,681
	JK Paper Ltd.	979,036	4,533
	Mahindra Lifespace Developers Ltd.	991,904	4,526
	Welspun India Ltd.	4,153,707	4,460
	BASF India Ltd.	153,416	4,459
*	Restaurant Brands Asia Ltd.	3,543,012	4,441
	Orient Electric Ltd.	1,616,293	4,407
*	Sheela Foam Ltd.	342,540	4,384
*	Jaiprakash Power Ventures Ltd.	60,613,527	4,352
*,3	PNB Housing Finance Ltd.	794,055	4,347
*	Campus Activewear Ltd.	993,310	4,338
	Bharti Airtel Ltd.	858,665	4,319

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Motilal Oswal Financial Services Ltd.	561,983	4,258
	Alembic Pharmaceuticals Ltd.	614,881	4,188
*	Borosil Renewables Ltd.	664,402	4,173
	Akzo Nobel India Ltd.	146,512	4,168
	NBCC India Ltd.	8,520,410	4,112
	EPL Ltd.	1,904,187	4,082
	Birla Corp. Ltd.	360,856	4,055
	Bombay Burmah Trading Co.	318,073	4,039
	Galaxy Surfactants Ltd.	131,727	4,009
	Saregama India Ltd.	989,203	4,004
[3]	Quess Corp. Ltd.	885,344	3,942
	Cera Sanitaryware Ltd.	51,474	3,935
[3]	Godrej Agrovet Ltd.	729,581	3,915
	Jubilant Pharmova Ltd. Class A	1,020,482	3,898
	Craftsman Automation Ltd.	101,426	3,851
	NOCIL Ltd.	1,444,836	3,771
	PTC India Ltd.	3,175,855	3,696
[3]	New India Assurance Co. Ltd.	2,816,540	3,655
	Gateway Distriparks Ltd.	4,584,188	3,580
	JM Financial Ltd.	4,691,469	3,492
	Vaibhav Global Ltd.	900,779	3,485
	Karnataka Bank Ltd.	2,100,008	3,469
	Polyplex Corp. Ltd.	207,690	3,462
	Garware Technical Fibres Ltd.	96,001	3,428
	Jindal Saw Ltd.	1,706,647	3,423
	Sobha Ltd.	604,786	3,402
	Graphite India Ltd.	916,986	3,337
*	Strides Pharma Science Ltd.	796,166	3,322
	AstraZeneca Pharma India Ltd.	85,138	3,321
*	Infibeam Avenues Ltd.	19,597,058	3,298
	V-Mart Retail Ltd.	123,073	3,269
	Engineers India Ltd.	3,184,953	3,233
*	TeamLease Services Ltd.	121,639	3,169
	Rallis India Ltd.	1,362,204	3,162
	Avanti Feeds Ltd.	691,349	3,063
	Care Ratings Ltd.	384,325	3,007
	Allcargo Logistics Ltd.	884,818	2,961
[3]	IRB InvIT Fund	3,385,643	2,910
*	South Indian Bank Ltd.	14,241,145	2,877
	Rhi Magnesita India Ltd.	355,704	2,800
	HEG Ltd.	200,557	2,744
	DCB Bank Ltd.	2,099,942	2,733
	Bajaj Consumer Care Ltd.	1,292,011	2,503
*	Alok Industries Ltd.	16,154,565	2,495
[3]	General Insurance Corp. of India	1,325,617	2,495
	Symphony Ltd.	207,286	2,490
*	Sun Pharma Advanced Research Co. Ltd.	1,009,226	2,409
*	Sapphire Foods India Ltd.	163,552	2,401
*	PNB Housing Finance Ltd. Rights	426,436	2,324
*	Hindustan Construction Co. Ltd.	11,537,972	2,296
*	TV18 Broadcast Ltd.	6,026,659	2,239
*	Dhani Services Ltd.	4,561,963	2,152
	Kaveri Seed Co. Ltd.	314,312	2,046
*	Mangalore Refinery & Petrochemicals Ltd.	2,571,733	2,026
*	Just Dial Ltd.	233,466	1,934
*	IFCI Ltd.	11,662,080	1,625
	Vakrangee Ltd.	7,877,089	1,625
	Brightcom Group Ltd.	12,943,870	1,488
	ZF Commercial Vehicle Control Systems India Ltd.	10,029	1,252
[3]	Dilip Buildcon Ltd.	561,231	1,244
*	Wockhardt Ltd.	555,370	1,151
*	Allcargo Logistics Ltd. (Registered)	791,390	828
*,2	GHCL Textiles Ltd.	1,053,822	185
*,2	Chennai Super Kings Cricket Ltd.	951,110	—
*	TransIndia Realty & Logistics Parks Ltd.	791,390	—
			15,409,494
		Shares	Market Value• ($000)
Indonesia (0.6%)
	Bank Central Asia Tbk. PT	731,819,897	452,888
	Bank Rakyat Indonesia Persero Tbk. PT	925,953,647	322,676
	Bank Mandiri Persero Tbk. PT	584,665,550	206,679
	Telkom Indonesia Persero Tbk. PT	610,768,658	176,908
	Astra International Tbk. PT	266,008,807	122,702
*	GoTo Gojek Tokopedia Tbk. PT Class A	9,439,593,800	67,402
	Bank Negara Indonesia Persero Tbk. PT	97,804,756	63,030
*	Merdeka Copper Gold Tbk. PT	220,491,800	59,480
	Sumber Alfaria Trijaya Tbk. PT	252,083,123	49,845
	United Tractors Tbk. PT	19,893,339	39,271
	Adaro Energy Indonesia Tbk. PT	168,290,845	36,025
	Kalbe Farma Tbk. PT	247,053,817	35,769
	Charoen Pokphand Indonesia Tbk. PT	95,620,314	29,936
	Indofood Sukses Makmur Tbk. PT	57,974,972	25,519
	Unilever Indonesia Tbk. PT	74,841,260	22,479
	Indofood CBP Sukses Makmur Tbk. PT	29,825,135	21,535
	Barito Pacific Tbk. PT	332,089,340	18,937
	Indah Kiat Pulp & Paper Tbk. PT	34,882,345	18,536
	Elang Mahkota Teknologi Tbk. PT	372,432,263	17,979
*	Semen Indonesia Persero Tbk. PT	43,699,930	17,774
	Sarana Menara Nusantara Tbk. PT	252,372,899	17,674
	Indocement Tunggal Prakarsa Tbk. PT	23,372,529	17,310
	Aneka Tambang Tbk.	111,377,597	16,022
	Bukit Asam Tbk. PT	53,041,516	15,001
	Mitra Keluarga Karyasehat Tbk. PT	74,537,392	14,691
	Dayamitra Telekomunikasi Tbk. PT	305,234,643	14,575
	Perusahaan Gas Negara Tbk. PT	136,702,691	13,373
	Medikaloka Hermina Tbk. PT	137,641,202	13,281
*	Vale Indonesia Tbk. PT	26,373,373	12,605
	Ciputra Development Tbk. PT	178,117,184	12,085
	AKR Corporindo Tbk. PT	108,914,207	12,054
	Gudang Garam Tbk. PT	6,093,536	11,824
	Indo Tambangraya Megah Tbk. PT	5,121,638	11,652
	BFI Finance Indonesia Tbk. PT	105,495,472	9,912
	Pakuwon Jati Tbk. PT	296,535,424	9,837
	Avia Avian Tbk. PT	235,551,469	9,638
*	Mitra Adiperkasa Tbk. PT	95,082,473	8,891
	Medco Energi Internasional Tbk. PT	126,192,334	8,745
	Tower Bersama Infrastructure Tbk. PT	59,755,760	8,404
*	Bumi Serpong Damai Tbk. PT	112,144,880	8,153
	Mayora Indah Tbk. PT	44,696,098	7,929
	Hanjaya Mandala Sampoerna Tbk. PT	114,001,624	7,897
	Pabrik Kertas Tjiwi Kimia Tbk. PT	16,758,345	7,755
	Matahari Department Store Tbk. PT	26,038,081	7,195
	Indosat Tbk. PT	14,857,601	7,101
	XL Axiata Tbk. PT	58,130,558	6,958
	Japfa Comfeed Indonesia Tbk. PT	92,160,151	6,543
	Summarecon Agung Tbk. PT	159,968,963	6,119
*	Jasa Marga Persero Tbk. PT	26,483,459	5,946
*	MNC Digital Entertainment Tbk. PT	20,924,822	5,753
	Surya Esa Perkasa Tbk. PT	110,247,500	5,268
*	Smartfren Telecom Tbk. PT	1,306,203,980	5,263
	Bank Tabungan Negara Persero Tbk. PT	61,022,284	5,190
*	Bank Neo Commerce Tbk. PT	118,743,952	4,918
	Bank Syariah Indonesia Tbk. PT	39,999,223	4,725
	Panin Financial Tbk. PT	210,780,209	4,116
	Bank BTPN Syariah Tbk. PT	27,029,457	3,946
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	72,604,500	3,909
*	Waskita Karya Persero Tbk. PT	248,206,980	3,893
	Bank Pan Indonesia Tbk. PT	50,280,427	3,789
*	Lippo Karawaci Tbk. PT	553,483,748	3,514
	Ace Hardware Indonesia Tbk. PT	91,153,321	2,801
	Surya Citra Media Tbk. PT	247,868,397	2,792
	Astra Agro Lestari Tbk. PT	5,228,592	2,755
*	Media Nusantara Citra Tbk. PT	68,243,598	2,749

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	37,593,057	2,603
*	Bank Bukopin Tbk. PT	347,224,881	2,441
	Timah Tbk. PT	34,954,301	2,426
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	27,789,583	2,379
*	Alam Sutera Realty Tbk. PT	163,580,519	1,988
*	Global Mediacom Tbk. PT	97,958,633	1,859
	Bank Danamon Indonesia Tbk. PT	9,524,650	1,833
*	Adhi Karya Persero Tbk. PT	57,922,032	1,723
*	Bank Raya Indonesia Tbk. PT	56,436,433	1,643
*	Wijaya Karya Persero Tbk. PT	35,135,576	1,452
*	PP Persero Tbk. PT	30,610,782	1,358
	Ramayana Lestari Sentosa Tbk. PT	29,933,684	1,246
*	Krakatau Steel Persero Tbk. PT	47,287,660	916
*,2	Trada Alam Minera Tbk. PT	537,807,334	—
			2,203,788
Ireland (0.2%)
	Kerry Group plc Class A	2,033,125	214,138
	Bank of Ireland Group plc	14,171,767	146,577
	Kingspan Group plc	1,991,126	137,985
	AIB Group plc	15,257,784	65,617
	Glanbia plc	2,384,462	36,161
*	Dalata Hotel Group plc	2,923,695	14,696
	Kingspan Group plc (XLON)	3,955	274
	Glanbia plc (XLON)	8,754	131
*,2	Irish Bank Resolution Corp. Ltd.	698,992	—
			615,579
Israel (0.4%)
*	Nice Ltd.	836,934	171,555
	Bank Leumi Le-Israel BM	20,333,043	161,174
	Bank Hapoalim BM	17,699,858	152,477
*	Teva Pharmaceutical Industries Ltd.	13,182,991	115,534
	Israel Discount Bank Ltd. Class A	16,388,936	81,451
*	Tower Semiconductor Ltd.	1,444,019	63,669
	Elbit Systems Ltd.	320,930	59,410
	ICL Group Ltd.	9,549,155	59,308
	Mizrahi Tefahot Bank Ltd.	1,793,179	58,804
	Bezeq The Israeli Telecommunication Corp. Ltd.	27,013,926	36,777
*	Nova Ltd.	380,346	35,365
	Azrieli Group Ltd.	477,581	27,851
	First International Bank of Israel Ltd.	686,743	24,952
	Mivne Real Estate KD Ltd.	8,567,998	24,001
*	Enlight Renewable Energy Ltd.	1,332,252	22,079
*	Perion Network Ltd.	521,154	18,781
*	Shufersal Ltd.	3,523,181	17,959
	Phoenix Holdings Ltd.	1,560,351	16,740
	Melisron Ltd.	229,580	15,348
*	Big Shopping Centers Ltd.	178,637	15,235
	Israel Corp. Ltd.	48,830	14,302
	Harel Insurance Investments & Financial Services Ltd.	1,462,096	13,124
*	Clal Insurance Enterprises Holdings Ltd.	831,341	12,791
*	Strauss Group Ltd.	545,644	12,167
*	Paz Oil Co. Ltd.	127,069	11,971
	Amot Investments Ltd.	2,257,343	11,963
*	Airport City Ltd.	918,672	11,766
	Alony Hetz Properties & Investments Ltd.	1,453,930	11,481
	Delek Group Ltd.	101,173	11,021
	Reit 1 Ltd.	2,482,753	10,643
	Isracard Ltd.	2,539,841	10,342
	Shapir Engineering & Industry Ltd.	1,438,709	10,282
	Electra Ltd.	23,465	10,079
*	Camtek Ltd.	346,446	8,982
	Sapiens International Corp. NV	412,451	8,364
	Energix-Renewable Energies Ltd.	2,759,633	8,212
*	OPC Energy Ltd.	1,135,410	8,102
		Shares	Market Value• ($000)
	FIBI Holdings Ltd.	215,859	8,052
	Hilan Ltd.	178,034	7,894
	Fox Wizel Ltd.	91,471	7,696
	Ashtrom Group Ltd.	487,560	7,684
	Matrix IT Ltd.	416,178	7,479
*	Fattal Holdings 1998 Ltd.	83,170	7,473
*	Shikun & Binui Ltd.	3,134,811	6,728
*	Partner Communications Co. Ltd.	1,377,204	6,710
	Menora Mivtachim Holdings Ltd.	311,238	6,535
	Maytronics Ltd.	586,666	6,173
	Formula Systems 1985 Ltd.	92,694	5,871
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	102,629	5,860
	Kenon Holdings Ltd.	216,212	5,752
	One Software Technologies Ltd.	530,663	5,681
	Summit Real Estate Holdings Ltd.	510,701	5,666
*	Equital Ltd.	220,749	5,606
	Oil Refineries Ltd.	20,049,872	5,583
	Delek Automotive Systems Ltd.	676,019	5,458
	Mega Or Holdings Ltd.	271,483	5,363
	Sella Capital Real Estate Ltd.	2,527,296	5,219
	Delta Galil Ltd.	117,464	4,971
	Danel Adir Yeoshua Ltd.	62,819	4,594
*	Migdal Insurance & Financial Holdings Ltd.	4,117,660	4,440
*	Cellcom Israel Ltd.	1,210,500	4,341
	Elco Ltd.	122,961	4,268
	Gav-Yam Lands Corp. Ltd.	471,188	3,401
	Israel Canada T.R Ltd.	1,778,965	3,286
	AudioCodes Ltd.	316,106	3,179
	G City Ltd.	985,770	3,095
	IDI Insurance Co. Ltd.	94,217	2,431
*	AFI Properties Ltd.	82,901	2,210
*	Kamada Ltd.	435,067	1,990
	Naphtha Israel Petroleum Corp. Ltd.	401,112	1,715
*	Gilat Satellite Networks Ltd.	350,581	1,633
*	Allot Ltd.	443,724	1,206
			1,539,305
Italy (1.7%)
	Enel SpA	102,708,451	701,716
	Intesa Sanpaolo SpA	214,093,969	562,937
	UniCredit SpA	24,785,463	491,136
[1]	Stellantis NV	27,431,246	454,991
	Ferrari NV	1,590,630	443,226
	Eni SpA	29,221,034	441,454
	Assicurazioni Generali SpA	17,907,687	372,984
	Moncler SpA	2,688,829	199,461
[1]	CNH Industrial NV	13,066,901	183,875
	Snam SpA	29,427,582	163,549
	Terna - Rete Elettrica Nazionale	18,575,404	160,784
	Prysmian SpA	3,475,751	142,247
	FinecoBank Banca Fineco SpA	8,049,545	122,013
	Mediobanca Banca di Credito Finanziario SpA	8,384,250	90,040
	Tenaris SA	5,966,435	85,352
	Davide Campari-Milano NV	6,591,431	84,947
	Banco BPM SpA	18,160,011	73,840
[3]	Infrastrutture Wireless Italiane SpA	4,628,667	64,244
	Leonardo SpA	5,292,599	63,071
[3]	Poste Italiane SpA	6,022,541	62,676
	Amplifon SpA	1,705,721	62,617
*,3	Nexi SpA	7,320,821	60,703
	Recordati Industria Chimica e Farmaceutica SpA	1,273,530	58,624
	Interpump Group SpA	1,049,810	58,590
	Brunello Cucinelli SpA	441,836	42,307
	Italgas SpA	6,432,896	42,003
*,1	Telecom Italia SpA (Registered)	139,912,998	41,150
	BPER Banca	13,867,005	38,948

Total International Stock Index Fund
		Shares	Market Value• ($000)
	A2A SpA	20,252,434	35,733
	Reply SpA	296,598	34,554
[3]	Pirelli & C SpA	6,492,440	34,008
	Hera SpA	10,488,956	32,655
	Unipol Gruppo SpA	5,661,354	31,830
	DiaSorin SpA	291,965	31,711
	Azimut Holding SpA	1,403,033	31,338
	Buzzi Unicem SpA	1,144,525	28,460
	Banca Mediolanum SpA	3,141,809	28,406
	Brembo SpA	1,923,579	28,265
	Banca Generali SpA	731,582	24,288
*	Telecom Italia SpA (Bearer)	81,705,286	23,595
	Banca Popolare di Sondrio SPA	5,163,395	23,456
*	Iveco Group NV	2,598,805	23,383
[3]	BFF Bank SpA	2,424,335	23,330
	ERG SpA	740,396	22,359
	De' Longhi SpA	916,795	21,303
*	Saipem SpA	13,786,078	21,089
*,1	Autogrill SpA	2,549,274	18,673
	Iren SpA	8,567,584	18,515
	Salvatore Ferragamo SpA	923,622	16,240
	UnipolSai Assicurazioni SpA	5,879,726	15,818
[3]	Technogym SpA	1,732,632	15,811
[3]	Carel Industries SpA	568,369	14,907
[3]	Enav SpA	3,154,910	14,826
	SOL SpA	455,844	13,171
*	Banca Monte dei Paschi di Siena SpA	5,507,942	12,699
	Tamburi Investment Partners SpA	1,317,846	12,585
[3]	Anima Holding SpA	2,975,500	12,364
	Sesa SpA	92,453	11,331
*	Saras SpA	7,872,490	10,178
	MARR SpA	638,155	9,998
[1]	Webuild SpA	4,281,673	9,206
[1]	Maire Tecnimont SpA	2,139,553	9,182
	Piaggio & C SpA	2,221,170	9,140
[1]	Danieli & C Officine Meccaniche SpA Saving Shares	338,495	8,809
	El.En. SpA	673,214	8,694
	Banca IFIS SpA	514,687	8,644
	ACEA SpA	573,370	8,409
	Sanlorenzo SpA	174,889	7,849
[3]	RAI Way SpA	1,125,703	7,211
	Zignago Vetro SpA	379,301	7,045
	Credito Emiliano SpA	914,496	7,021
[3]	doValue SpA	922,905	6,480
	Gruppo MutuiOnline SpA	204,159	6,368
*,3	GVS SpA	902,634	6,161
	Salcef Group SpA	262,864	6,134
	Danieli & C Officine Meccaniche SpA	273,813	5,608
*,1	Fincantieri SpA	8,422,600	5,131
	Tinexta SpA	245,862	5,013
*	Tod's SpA	113,426	4,794
	Italmobiliare SpA	167,144	4,717
	Cementir Holding NV	514,105	4,313
	MFE-MediaForEurope NV Class A	8,399,659	3,970
	Immobiliare Grande Distribuzione SIIQ SpA	1,065,675	3,487
*,1	Juventus Football Club SpA	10,296,165	3,283
	Arnoldo Mondadori Editore SpA	1,396,755	3,053
	Tenaris SA ADR	100,459	2,884
[1]	MFE-MediaForEurope NV Class B	3,873,828	2,854
	Biesse SpA	168,856	2,580
	Datalogic SpA	308,653	2,563
	Alerion Cleanpower SpA	76,442	2,464
	Rizzoli Corriere Della Sera Mediagroup SpA	1,156,245	1,000
*,1	Webuild SpA Warrants Exp. 8/2/30	374,482	338
*,2	Gemina SpA	315,232	—
			6,240,769
		Shares	Market Value• ($000)
Japan (14.9%)
	Toyota Motor Corp.	158,261,213	2,172,932
	Sony Group Corp.	16,324,751	1,476,961
	Keyence Corp.	2,574,688	1,161,072
	Mitsubishi UFJ Financial Group Inc.	153,405,916	960,250
	Daiichi Sankyo Co. Ltd.	24,838,721	852,331
	Shin-Etsu Chemical Co. Ltd.	25,578,945	729,916
	Sumitomo Mitsui Financial Group Inc.	16,963,893	693,376
	Tokyo Electron Ltd.	5,861,877	671,217
	Takeda Pharmaceutical Co. Ltd.	19,949,263	661,501
	KDDI Corp.	21,090,033	658,391
	Hitachi Ltd.	11,888,948	657,633
	Daikin Industries Ltd.	3,503,145	636,280
	Mitsui & Co. Ltd.	19,754,151	616,699
	ITOCHU Corp.	17,690,788	586,889
	Nintendo Co. Ltd.	13,871,394	586,446
	Honda Motor Co. Ltd.	21,970,607	582,727
	Mitsubishi Corp.	15,484,878	574,115
	Recruit Holdings Co. Ltd.	17,853,959	500,868
	Tokio Marine Holdings Inc.	24,633,189	495,300
	Mizuho Financial Group Inc.	33,532,322	486,079
	Fast Retailing Co. Ltd.	2,035,108	481,917
	SoftBank Group Corp.	12,787,965	479,580
	Hoya Corp.	4,557,035	477,828
	Nippon Telegraph & Telephone Corp.	15,211,355	464,159
	Seven & i Holdings Co. Ltd.	10,167,981	460,787
	Oriental Land Co. Ltd.	12,378,795	438,076
	FANUC Corp.	12,694,600	428,712
	Murata Manufacturing Co. Ltd.	7,408,015	420,302
	SoftBank Corp.	36,094,804	406,385
	SMC Corp.	744,131	371,131
	Astellas Pharma Inc.	24,145,761	363,745
	Denso Corp.	5,837,291	352,360
	Japan Tobacco Inc.	15,628,633	336,280
	Mitsubishi Electric Corp.	25,673,495	318,323
	Fujitsu Ltd.	2,373,883	316,385
	Canon Inc.	12,766,387	304,062
	Nidec Corp.	6,100,418	301,861
	Komatsu Ltd.	12,102,574	300,989
	Bridgestone Corp.	7,428,235	298,306
	Central Japan Railway Co.	2,389,304	295,793
	Marubeni Corp.	20,229,594	287,123
	Olympus Corp.	16,326,001	285,810
	East Japan Railway Co.	4,761,795	272,478
	Sumitomo Corp.	14,810,252	265,442
	Panasonic Holdings Corp.	28,151,827	265,156
	ORIX Corp.	15,550,269	264,549
	Terumo Corp.	8,582,667	257,015
	Shiseido Co. Ltd.	5,122,840	256,786
	Asahi Group Holdings Ltd.	6,412,754	247,751
	FUJIFILM Holdings Corp.	4,676,762	243,753
	Kao Corp.	6,028,983	243,622
	Mitsui Fudosan Co. Ltd.	12,010,168	238,546
	Dai-ichi Life Holdings Inc.	12,683,902	235,930
	Nippon Steel Corp.	10,762,550	229,860
	Japan Post Holdings Co. Ltd.	27,778,889	228,674
	Ajinomoto Co. Inc.	6,278,487	225,802
	Chugai Pharmaceutical Co. Ltd.	8,597,250	221,858
	Kubota Corp.	14,294,253	216,601
	Daiwa House Industry Co. Ltd.	8,464,285	215,742
	Kyocera Corp.	4,021,426	211,075
*	Renesas Electronics Corp.	16,041,106	209,055
	Suzuki Motor Corp.	5,980,231	208,522
	Unicharm Corp.	5,136,001	207,340
	Eisai Co. Ltd.	3,488,023	201,270
	MS&AD Insurance Group Holdings Inc.	5,941,410	195,011
	Advantest Corp.	2,443,276	190,409

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Aeon Co. Ltd.	9,308,891	189,734
	Otsuka Holdings Co. Ltd.	5,529,705	188,125
	Mitsubishi Estate Co. Ltd.	14,820,333	182,650
	Toshiba Corp.	5,560,238	179,150
	Bandai Namco Holdings Inc.	7,696,294	174,825
	Sumitomo Mitsui Trust Holdings Inc.	4,759,338	171,563
	Sompo Holdings Inc.	4,080,709	170,286
	TDK Corp.	4,739,632	162,943
	Secom Co. Ltd.	2,543,471	162,869
	Sysmex Corp.	2,505,670	161,173
	Kirin Holdings Co. Ltd.	9,889,242	160,654
	Shionogi & Co. Ltd.	3,558,688	159,303
	Japan Post Bank Co. Ltd.	19,788,124	158,019
	Shimano Inc.	1,012,894	156,647
[1]	Nippon Yusen KK	6,365,081	150,464
	Sekisui House Ltd.	7,299,412	150,066
	Mitsubishi Heavy Industries Ltd.	3,766,119	142,812
	Kikkoman Corp.	2,405,177	142,468
	Omron Corp.	2,417,361	141,800
	Nomura Research Institute Ltd.	5,625,150	141,526
	Nomura Holdings Inc.	39,444,621	141,405
	Resona Holdings Inc.	28,249,112	140,793
	Yaskawa Electric Corp.	3,396,074	138,307
	Inpex Corp.	12,520,894	137,017
	M3 Inc.	5,571,683	136,762
	Lasertec Corp.	1,002,917	136,443
	Obic Co. Ltd.	875,527	134,897
	ENEOS Holdings Inc.	37,285,196	132,643
	West Japan Railway Co.	3,050,014	132,193
	NEC Corp.	3,424,756	131,700
	Subaru Corp.	8,048,353	131,364
	Yakult Honsha Co. Ltd.	1,711,908	128,759
	Sumitomo Electric Industries Ltd.	9,976,826	127,327
	Nitori Holdings Co. Ltd.	986,093	125,565
	Disco Corp.	1,100,386	125,285
	Nitto Denko Corp.	1,933,671	125,008
	Toyota Industries Corp.	2,110,023	122,630
	Toyota Tsusho Corp.	2,947,233	122,509
	Sumitomo Realty & Development Co. Ltd.	5,219,019	121,860
	Nippon Paint Holdings Co. Ltd.	13,374,307	120,666
	Nexon Co. Ltd.	5,261,160	118,851
	Sumitomo Metal Mining Co. Ltd.	3,129,296	115,498
	Asahi Kasei Corp.	16,299,936	115,129
	Toray Industries Inc.	20,039,861	113,572
	Japan Exchange Group Inc.	6,965,771	113,109
	Tokyo Gas Co. Ltd.	5,499,854	112,654
	NTT Data Corp.	8,276,201	112,417
	Tokyu Corp.	7,932,410	111,974
	Ono Pharmaceutical Co. Ltd.	5,527,370	111,294
	Shimadzu Corp.	3,553,928	111,155
[1]	Mitsui OSK Lines Ltd.	4,390,180	108,835
	Yamaha Motor Co. Ltd.	4,013,702	104,080
	Kansai Electric Power Co. Inc.	9,609,815	103,735
	Chubu Electric Power Co. Inc.	9,226,240	102,894
	MINEBEA MITSUMI Inc.	5,472,980	101,352
	Pan Pacific International Holdings Corp.	5,294,230	98,933
	Dentsu Group Inc.	2,739,955	98,734
	Dai Nippon Printing Co. Ltd.	3,433,063	98,687
	Mitsubishi Chemical Group Corp.	16,806,391	98,597
	Z Holdings Corp.	34,451,487	94,371
	Nissan Motor Co. Ltd.	25,531,550	93,099
	MISUMI Group Inc.	3,684,277	92,944
	AGC Inc.	2,444,276	91,135
	Makita Corp.	3,226,935	91,034
	Hankyu Hanshin Holdings Inc.	2,881,418	89,962
	Hamamatsu Photonics KK	1,689,516	89,568
	Daiwa Securities Group Inc.	18,917,758	87,867
		Shares	Market Value• ($000)
	Capcom Co. Ltd.	2,333,512	87,688
	MatsukiyoCocokara & Co.	1,617,519	86,618
	Osaka Gas Co. Ltd.	5,226,691	86,456
	Nissin Foods Holdings Co. Ltd.	891,447	85,946
	Nippon Building Fund Inc.	20,108	84,317
	TIS Inc.	3,029,566	83,191
	MEIJI Holdings Co. Ltd.	3,425,742	82,662
	T&D Holdings Inc.	6,679,291	81,797
	Rohm Co. Ltd.	1,081,678	81,438
	Daito Trust Construction Co. Ltd.	852,717	80,819
	SG Holdings Co. Ltd.	5,599,496	80,576
	Isuzu Motors Ltd.	6,804,866	80,359
	Taisei Corp.	2,362,500	80,351
	Kintetsu Group Holdings Co. Ltd.	2,379,025	80,309
	JFE Holdings Inc.	6,787,033	80,293
	Yamaha Corp.	2,006,629	79,081
	Nissan Chemical Corp.	1,726,738	76,740
	Kajima Corp.	5,716,904	75,638
	Trend Micro Inc.	1,536,912	75,099
	Toppan Inc.	3,529,948	75,042
	Yamato Holdings Co. Ltd.	4,334,696	74,460
	Obayashi Corp.	8,891,995	74,131
*	Tokyo Electric Power Co. Holdings Inc.	20,439,543	73,284
	Kyowa Kirin Co. Ltd.	3,291,946	73,250
	Nippon Prologis REIT Inc.	31,484	71,723
	Kawasaki Kisen Kaisha Ltd.	2,968,509	70,741
[1]	Daifuku Co. Ltd.	3,831,114	70,587
	Nomura Real Estate Master Fund Inc.	59,259	69,339
	Tobu Railway Co. Ltd.	2,682,779	68,480
	Mazda Motor Corp.	7,546,858	68,295
	Japan Real Estate Investment Corp.	17,141	67,920
	Sumitomo Chemical Co. Ltd.	19,884,668	67,195
	Aisin Corp.	2,286,312	67,107
	GLP J-REIT	58,695	67,063
	Fuji Electric Co. Ltd.	1,653,637	66,750
	Japan Metropolitan Fund Investment Corp.	90,556	66,307
	Idemitsu Kosan Co. Ltd.	3,085,318	65,696
	TOTO Ltd.	1,916,296	65,541
	Sojitz Corp.	3,070,776	64,675
	Keisei Electric Railway Co. Ltd.	1,828,417	64,523
	Asics Corp.	2,252,026	62,947
	Suntory Beverage & Food Ltd.	1,662,831	62,598
	Ricoh Co. Ltd.	7,555,367	62,556
	Sekisui Chemical Co. Ltd.	4,391,119	62,496
	SBI Holdings Inc.	3,183,500	62,176
	BayCurrent Consulting Inc.	1,783,760	62,004
	Konami Group Corp.	1,247,380	61,376
	SUMCO Corp.	4,426,726	60,963
	Kurita Water Industries Ltd.	1,452,008	60,852
	Daiwa House REIT Investment Corp.	28,266	60,141
	Koito Manufacturing Co. Ltd.	3,018,916	58,396
	Toho Co. Ltd.	1,461,280	58,052
	Mitsui Chemicals Inc.	2,275,451	57,571
	Odakyu Electric Railway Co. Ltd.	4,069,367	56,842
	Hirose Electric Co. Ltd.	418,358	56,461
	Keio Corp.	1,517,606	56,364
	Ibiden Co. Ltd.	1,422,462	55,969
	Concordia Financial Group Ltd.	14,397,519	54,629
	Niterra Co. Ltd.	2,560,789	53,674
	Lixil Corp.	3,407,226	53,633
	Rakuten Group Inc.	10,750,259	53,622
	JSR Corp.	2,310,692	53,616
	Seiko Epson Corp.	3,504,945	53,604
	Rohto Pharmaceutical Co. Ltd.	2,563,444	53,184
	Toyo Suisan Kaisha Ltd.	1,186,498	52,974
	Nippon Express Holdings Inc.	899,331	52,775
	Ebara Corp.	1,204,800	52,712

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Hoshizaki Corp.	1,494,135	52,625
	Yokogawa Electric Corp.	3,196,178	51,908
	Kobe Bussan Co. Ltd.	1,839,062	51,436
	Chiba Bank Ltd.	7,857,139	51,307
	Isetan Mitsukoshi Holdings Ltd.	4,596,237	50,746
	Square Enix Holdings Co. Ltd.	1,024,423	50,411
	Taiyo Yuden Co. Ltd.	1,618,645	49,561
	Tosoh Corp.	3,681,394	49,185
	Shizuoka Financial Group Inc.	6,504,080	49,025
	Otsuka Corp.	1,343,344	48,896
	Kobayashi Pharmaceutical Co. Ltd.	783,401	48,886
	Persol Holdings Co. Ltd.	2,343,780	48,327
	CyberAgent Inc.	5,520,217	48,173
	Brother Industries Ltd.	3,064,176	48,124
	Kyushu Railway Co.	2,092,090	47,509
	Hulic Co. Ltd.	5,482,332	47,203
	McDonald's Holdings Co. Japan Ltd.	1,129,900	47,072
	Asahi Intecc Co. Ltd.	2,592,108	46,907
	Bank of Kyoto Ltd.	951,533	46,818
	MonotaRO Co. Ltd.	3,092,100	46,780
	Azbil Corp.	1,665,359	46,575
	USS Co. Ltd.	2,756,779	46,325
	Oji Holdings Corp.	11,596,255	45,570
	Orix JREIT Inc.	34,911	45,129
*	ANA Holdings Inc.	2,062,293	44,985
	Stanley Electric Co. Ltd.	1,987,837	44,841
	Advance Residence Investment Corp.	17,112	44,399
	Kose Corp.	380,313	44,381
	Mitsubishi HC Capital Inc.	8,425,106	43,733
	United Urban Investment Corp.	39,216	43,542
	Shimizu Corp.	7,057,246	43,099
	Nikon Corp.	4,144,552	42,843
	SCREEN Holdings Co. Ltd.	525,163	42,716
	Goldwin Inc.	466,098	42,351
	IHI Corp.	1,679,160	42,312
	NGK Insulators Ltd.	3,368,952	42,287
	Nagoya Railroad Co. Ltd.	2,617,933	42,233
	Kawasaki Heavy Industries Ltd.	1,929,866	41,983
	GMO Payment Gateway Inc.	536,261	41,942
	Kuraray Co. Ltd.	4,446,185	41,579
	Haseko Corp.	3,377,694	41,236
	Nisshin Seifun Group Inc.	3,401,292	41,229
	Japan Post Insurance Co. Ltd.	2,515,765	40,854
	Tokyu Fudosan Holdings Corp.	8,024,890	40,725
[1]	Zensho Holdings Co. Ltd.	1,273,069	40,449
	NOF Corp.	876,882	40,066
	Marui Group Co. Ltd.	2,511,896	40,021
	Fukuoka Financial Group Inc.	2,120,322	39,936
	Hikari Tsushin Inc.	287,920	39,285
*	Skylark Holdings Co. Ltd.	2,926,556	39,266
	Sega Sammy Holdings Inc.	2,089,710	39,060
	Sumitomo Forestry Co. Ltd.	1,805,820	39,013
	Santen Pharmaceutical Co. Ltd.	4,600,067	38,703
	TechnoPro Holdings Inc.	1,414,761	38,600
	Amada Co. Ltd.	4,084,890	38,141
	NH Foods Ltd.	1,295,315	37,801
[1]	Yokohama Rubber Co. Ltd.	1,735,427	37,729
	Open House Group Co. Ltd.	937,643	37,480
	Hakuhodo DY Holdings Inc.	3,161,562	37,254
	Resonac Holdings Corp.	2,350,503	37,221
	Japan Airlines Co. Ltd.	1,931,989	36,856
	Nomura Real Estate Holdings Inc.	1,472,976	36,705
	Sumitomo Heavy Industries Ltd.	1,488,814	35,973
	JGC Holdings Corp.	2,873,027	35,942
	Nabtesco Corp.	1,488,454	35,877
	Keihan Holdings Co. Ltd.	1,294,049	35,620
*	Kyushu Electric Power Co. Inc.	6,109,370	35,574
		Shares	Market Value• ($000)
	Lion Corp.	3,257,384	35,511
	THK Co. Ltd.	1,578,708	35,418
	Electric Power Development Co. Ltd.	2,185,100	34,939
	Koei Tecmo Holdings Co. Ltd.	1,897,807	34,900
	Miura Co. Ltd.	1,301,444	34,667
	Hitachi Construction Machinery Co. Ltd.	1,401,780	34,542
	Japan Airport Terminal Co. Ltd.	703,794	34,488
	Mebuki Financial Group Inc.	13,393,220	34,309
	J Front Retailing Co. Ltd.	3,262,106	34,308
	Nippon Sanso Holdings Corp.	1,894,191	34,176
	Nankai Electric Railway Co. Ltd.	1,459,612	34,051
	Sanrio Co. Ltd.	734,005	33,971
	Cosmo Energy Holdings Co. Ltd.	1,060,698	33,910
	Mitsubishi Gas Chemical Co. Inc.	2,322,187	33,808
	Japan Hotel REIT Investment Corp.	59,440	33,583
	Tokyo Tatemono Co. Ltd.	2,639,139	33,425
	Iida Group Holdings Co. Ltd.	1,873,104	33,302
	Rinnai Corp.	1,376,714	33,275
	NSK Ltd.	5,877,563	33,184
	Itochu Techno-Solutions Corp.	1,269,767	32,881
	Ryohin Keikaku Co. Ltd.	3,108,933	32,716
	Kansai Paint Co. Ltd.	2,317,692	32,675
	Kobe Steel Ltd.	4,349,130	32,405
	Keikyu Corp.	3,328,929	32,357
*	Tohoku Electric Power Co. Inc.	6,252,352	32,147
	Japan Prime Realty Investment Corp.	12,325	32,047
	Food & Life Cos. Ltd.	1,329,614	32,025
	Alfresa Holdings Corp.	2,207,282	31,960
*	Mitsubishi Motors Corp.	8,278,650	31,820
	Tsuruha Holdings Inc.	480,257	31,455
	Nifco Inc.	1,091,305	31,386
	Iwatani Corp.	662,098	31,346
[1]	Sekisui House REIT Inc.	54,924	31,133
	Nippon Shinyaku Co. Ltd.	678,313	31,018
	Oracle Corp. Japan	428,522	30,755
	Seibu Holdings Inc.	2,736,357	30,626
	ZOZO Inc.	1,439,334	30,290
	Nippon Accommodations Fund Inc.	6,210	30,187
	Internet Initiative Japan Inc.	1,448,951	29,985
	Medipal Holdings Corp.	1,950,370	29,798
	Air Water Inc.	2,325,753	29,388
	Yamada Holdings Co. Ltd.	8,410,978	29,310
	Lawson Inc.	640,605	29,097
	Activia Properties Inc.	9,878	28,783
	Industrial & Infrastructure Fund Investment Corp.	25,096	28,760
	Sanwa Holdings Corp.	2,588,662	28,354
	Japan Logistics Fund Inc.	11,920	28,308
	LaSalle Logiport REIT	23,786	28,258
	Nichirei Corp.	1,376,293	28,235
	Credit Saison Co. Ltd.	2,029,085	28,113
	Horiba Ltd.	509,100	28,048
	Invincible Investment Corp.	64,932	28,035
	Tokyo Century Corp.	813,936	28,001
[1]	Aozora Bank Ltd.	1,558,745	27,962
	Welcia Holdings Co. Ltd.	1,325,974	27,762
	Taiheiyo Cement Corp.	1,536,774	27,556
	Kamigumi Co. Ltd.	1,254,724	27,498
	Suzuken Co. Ltd.	964,157	27,441
	COMSYS Holdings Corp.	1,432,276	27,408
	AEON REIT Investment Corp.	23,758	27,237
	Teijin Ltd.	2,434,213	27,188
	Nihon Kohden Corp.	981,186	27,148
	Mitsubishi Materials Corp.	1,657,732	27,145
	Mitsui Fudosan Logistics Park Inc.	7,151	26,870
[1]	Fujitec Co. Ltd.	1,004,419	26,757
	Toyo Seikan Group Holdings Ltd.	1,880,820	26,568

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Casio Computer Co. Ltd.	2,789,115	26,538
	Daicel Corp.	3,363,625	26,518
	Shimamura Co. Ltd.	287,923	26,433
	Nihon M&A Center Holdings Inc.	3,450,135	26,372
*	SHIFT Inc.	141,018	26,252
	Hachijuni Bank Ltd.	5,821,987	26,083
	Kadokawa Corp.	1,218,840	25,994
	Takashimaya Co. Ltd.	1,756,159	25,943
	SHO-BOND Holdings Co. Ltd.	605,295	25,868
	Shinko Electric Industries Co. Ltd.	867,085	25,745
*	Park24 Co. Ltd.	1,658,929	25,642
	Taisho Pharmaceutical Holdings Co. Ltd.	592,254	25,577
*	Mercari Inc.	1,485,787	25,551
	Hisamitsu Pharmaceutical Co. Inc.	913,594	25,270
	Ulvac Inc.	636,124	25,253
	Tokyo Ohka Kogyo Co. Ltd.	479,891	25,052
	Kagome Co. Ltd.	1,026,574	24,934
	NET One Systems Co. Ltd.	1,057,126	24,925
	SCSK Corp.	1,650,196	24,914
	Sohgo Security Services Co. Ltd.	891,001	24,885
	JTEKT Corp.	3,010,766	24,863
	Konica Minolta Inc.	5,913,888	24,669
	Sankyo Co. Ltd.	556,258	24,540
*	Money Forward Inc.	586,338	24,418
	Alps Alpine Co. Ltd.	2,656,715	24,256
	EXEO Group Inc.	1,302,230	24,163
	Sundrug Co. Ltd.	875,360	24,127
	Zenkoku Hosho Co. Ltd.	654,957	24,072
	Mori Hills REIT Investment Corp.	21,207	23,968
	Fujikura Ltd.	3,504,811	23,896
	Daiwa Securities Living Investments Corp.	27,946	23,761
[1]	Workman Co. Ltd.	582,880	23,744
	Tokai Carbon Co. Ltd.	2,585,636	23,498
	Frontier Real Estate Investment Corp.	6,481	23,416
	Kakaku.com Inc.	1,700,686	23,399
	INFRONEER Holdings Inc.	2,961,497	23,392
	Kewpie Corp.	1,390,305	23,339
	Ito En Ltd.	747,482	23,121
	Sapporo Holdings Ltd.	828,348	23,109
	Cosmos Pharmaceutical Corp.	232,573	22,875
	Denka Co. Ltd.	1,140,911	22,850
	Kinden Corp.	1,658,205	22,609
	Comforia Residential REIT Inc.	9,024	22,576
	Sankyu Inc.	637,099	22,470
	Kenedix Residential Next Investment Corp.	14,292	22,422
	ADEKA Corp.	1,325,516	22,385
	Nagase & Co. Ltd.	1,419,236	22,360
[1]	Kenedix Office Investment Corp.	10,099	22,327
	Daiwabo Holdings Co. Ltd.	1,177,783	22,224
[1]	Pigeon Corp.	1,418,995	22,096
	Toho Gas Co. Ltd.	1,175,096	21,987
	Kaneka Corp.	823,364	21,905
	DMG Mori Co. Ltd.	1,364,418	21,889
	Sumitomo Rubber Industries Ltd.	2,385,863	21,883
	Relo Group Inc.	1,402,355	21,802
	Yamazaki Baking Co. Ltd.	1,615,014	21,640
	Aeon Mall Co. Ltd.	1,589,439	21,430
	House Foods Group Inc.	956,291	21,027
	Iyogin Holdings Inc.	3,568,325	20,894
*	Chugoku Electric Power Co. Inc.	3,955,054	20,826
	Calbee Inc.	956,551	20,685
	Mitsubishi Logistics Corp.	830,875	20,588
	Seino Holdings Co. Ltd.	1,854,088	20,584
	NOK Corp.	1,512,057	20,377
	Sotetsu Holdings Inc.	1,059,648	20,176
	UBE Corp.	1,270,545	20,155
	Coca-Cola Bottlers Japan Holdings Inc.	1,863,115	20,077
		Shares	Market Value• ($000)
	Mitsubishi Estate Logistics REIT Investment Corp.	6,541	20,059
	BIPROGY Inc.	829,848	20,007
	Nippon Kayaku Co. Ltd.	2,188,558	19,854
	Hulic REIT Inc.	17,229	19,851
	DIC Corp.	1,067,510	19,721
*,1	Sharp Corp.	2,765,157	19,707
	Topcon Corp.	1,383,292	19,704
	Nippon Electric Glass Co. Ltd.	1,028,026	19,625
	Dowa Holdings Co. Ltd.	600,545	19,620
	Sugi Holdings Co. Ltd.	462,109	19,605
	Nippon Gas Co. Ltd.	1,390,918	19,560
	Sanken Electric Co. Ltd.	260,170	19,541
	Harmonic Drive Systems Inc.	638,635	19,526
	ABC-Mart Inc.	342,781	19,480
	Hirogin Holdings Inc.	3,903,443	19,359
	Zeon Corp.	1,856,731	19,157
	Rakus Co. Ltd.	1,253,691	19,055
	Fujitsu General Ltd.	737,739	18,978
	Fuji Corp.	1,122,226	18,823
	Nishi-Nippon Railroad Co. Ltd.	1,025,253	18,803
	Daiichikosho Co. Ltd.	1,044,378	18,724
	Takara Holdings Inc.	2,362,443	18,617
	Fuyo General Lease Co. Ltd.	254,043	18,592
	Ship Healthcare Holdings Inc.	1,053,888	18,590
	Mabuchi Motor Co. Ltd.	655,868	18,510
	Tokyo Seimitsu Co. Ltd.	501,139	18,488
	Kotobuki Spirits Co. Ltd.	248,123	18,323
	Maruichi Steel Tube Ltd.	809,856	18,320
	Gunma Bank Ltd.	5,344,958	18,303
	Morinaga Milk Industry Co. Ltd.	486,527	18,299
	Penta-Ocean Construction Co. Ltd.	3,761,119	18,285
	Citizen Watch Co. Ltd.	3,293,746	18,225
	Amano Corp.	894,082	18,204
	K's Holdings Corp.	2,050,664	18,176
	Toda Corp.	3,090,357	18,080
	Rengo Co. Ltd.	2,769,271	18,061
[1]	Mitsui High-Tec Inc.	298,541	18,004
	Ushio Inc.	1,439,592	17,908
	Mori Trust REIT Inc.	34,023	17,907
[1]	Hoshino Resorts REIT Inc.	3,421	17,816
	Daido Steel Co. Ltd.	461,729	17,781
[1]	NTT UD REIT Investment Corp.	18,374	17,708
	Meitec Corp.	1,043,215	17,628
	Seven Bank Ltd.	8,596,293	17,597
	Kyushu Financial Group Inc.	4,872,086	17,563
	Ezaki Glico Co. Ltd.	681,472	17,528
	TS Tech Co. Ltd.	1,299,586	17,524
	GS Yuasa Corp.	992,274	17,464
	Mitsui Mining & Smelting Co. Ltd.	731,172	17,411
	Yamato Kogyo Co. Ltd.	442,425	17,382
	Tsumura & Co.	844,976	17,146
	Yamaguchi Financial Group Inc.	2,785,358	17,126
	NSD Co. Ltd.	928,185	17,075
	OKUMA Corp.	384,426	17,071
	Toyoda Gosei Co. Ltd.	995,203	17,068
	Macnica Holdings Inc.	619,708	17,030
	Nippon Shokubai Co. Ltd.	422,755	16,949
	Daiseki Co. Ltd.	589,414	16,863
	Tokyu REIT Inc.	12,614	16,851
	Nissui Corp.	3,827,695	16,737
	Nakanishi Inc.	875,754	16,591
	Sumitomo Bakelite Co. Ltd.	427,757	16,359
*	DeNA Co. Ltd.	1,158,735	16,274
	Jeol Ltd.	556,542	16,238
	Fuji Soft Inc.	271,277	16,207
	Anritsu Corp.	1,749,471	16,019

Total International Stock Index Fund
		Shares	Market Value• ($000)
	PALTAC Corp.	416,949	15,997
*	PeptiDream Inc.	1,182,663	15,979
	Descente Ltd.	503,032	15,977
	Toyo Tire Corp.	1,340,505	15,971
	Nishi-Nippon Financial Holdings Inc.	1,909,672	15,909
	Yoshinoya Holdings Co. Ltd.	858,420	15,871
	Aica Kogyo Co. Ltd.	696,960	15,845
	Daiwa Office Investment Corp.	3,643	15,835
[1]	Bic Camera Inc.	1,888,612	15,801
	Fancl Corp.	904,264	15,649
	SMS Co. Ltd.	663,390	15,590
	Pilot Corp.	464,313	15,474
	Nichias Corp.	764,985	15,471
	NHK Spring Co. Ltd.	2,084,811	15,457
	Tokuyama Corp.	939,243	15,318
	Kokuyo Co. Ltd.	1,071,433	15,312
	Ain Holdings Inc.	367,870	15,297
	Furukawa Electric Co. Ltd.	833,180	15,254
	Japan Steel Works Ltd.	834,128	15,154
	Canon Marketing Japan Inc.	605,594	15,142
	Hanwa Co. Ltd.	488,070	15,113
	Digital Garage Inc.	428,328	15,111
	77 Bank Ltd.	926,216	15,058
	FP Corp.	604,500	15,037
	GMO internet group Inc.	747,182	15,031
	Morinaga & Co. Ltd.	505,572	14,983
	Yaoko Co. Ltd.	285,600	14,971
	Kureha Corp.	240,285	14,918
	Mizuho Leasing Co. Ltd.	532,262	14,915
	Sawai Group Holdings Co. Ltd.	513,907	14,870
	Kenedix Retail REIT Corp.	8,201	14,755
*	SBI Shinsei Bank Ltd.	821,231	14,737
	Chugin Financial Group Inc.	2,190,279	14,697
	Colowide Co. Ltd.	950,057	14,555
	Japan Excellent Inc.	16,899	14,460
	Resorttrust Inc.	875,636	14,459
	Kanematsu Corp.	1,106,961	14,409
	Asahi Holdings Inc.	976,073	14,370
	Heiwa Real Estate REIT Inc.	12,254	14,352
	Inaba Denki Sangyo Co. Ltd.	641,479	14,328
	OSG Corp.	1,019,545	14,322
	OBIC Business Consultants Co. Ltd.	375,895	14,274
	JMDC Inc.	397,689	14,257
	H.U. Group Holdings Inc.	704,504	14,242
	Menicon Co. Ltd.	664,772	14,119
	Toho Holdings Co. Ltd.	707,451	14,114
*	Hino Motors Ltd.	3,571,376	14,072
	Hazama Ando Corp.	2,125,961	14,034
	Heiwa Corp.	708,880	13,996
	NTN Corp.	5,663,603	13,990
[1]	Pola Orbis Holdings Inc.	996,893	13,857
	Glory Ltd.	650,509	13,831
	Nisshinbo Holdings Inc.	1,796,270	13,829
	NIPPON REIT Investment Corp.	5,882	13,808
	As One Corp.	325,837	13,804
	AEON Financial Service Co. Ltd.	1,548,605	13,794
	Kyudenko Corp.	516,911	13,784
*	Sansan Inc.	1,026,393	13,767
	MIRAIT ONE Corp.	1,103,964	13,713
	Sumitomo Pharma Co. Ltd.	2,184,807	13,707
	Japan Elevator Service Holdings Co. Ltd.	921,204	13,704
	Outsourcing Inc.	1,343,037	13,681
	Hitachi Zosen Corp.	2,202,726	13,661
	Toagosei Co. Ltd.	1,574,186	13,610
	Ferrotec Holdings Corp.	601,400	13,602
	Maruwa Co. Ltd.	106,193	13,542
	Benesse Holdings Inc.	943,029	13,535
		Shares	Market Value• ($000)
	Wacoal Holdings Corp.	695,229	13,519
	Duskin Co. Ltd.	550,617	13,508
	Fujimi Inc.	255,726	13,248
	DCM Holdings Co. Ltd.	1,262,982	13,230
	H2O Retailing Corp.	1,113,770	13,198
	Tomy Co. Ltd.	1,160,731	13,115
	Kyoritsu Maintenance Co. Ltd.	324,855	13,113
	Toyota Boshoku Corp.	827,736	13,102
	Izumi Co. Ltd.	555,431	13,062
	Shiga Bank Ltd.	619,032	12,904
	Nikkon Holdings Co. Ltd.	665,576	12,898
	Japan Petroleum Exploration Co. Ltd.	386,711	12,868
	Acom Co. Ltd.	5,181,531	12,695
	DTS Corp.	532,973	12,663
	Katitas Co. Ltd.	647,554	12,646
	Daishi Hokuetsu Financial Group Inc.	562,592	12,537
	Takasago Thermal Engineering Co. Ltd.	742,883	12,474
	Takeuchi Manufacturing Co. Ltd.	451,174	12,382
	Heiwa Real Estate Co. Ltd.	429,991	12,304
	Toridoll Holdings Corp.	575,188	12,268
	Sangetsu Corp.	734,488	12,248
*	Shikoku Electric Power Co. Inc.	2,062,152	12,184
	Toei Co. Ltd.	90,420	12,175
[1]	Sakata Seed Corp.	412,873	12,079
	CKD Corp.	789,416	12,025
	Shochiku Co. Ltd.	133,608	11,997
[1]	Fuji Kyuko Co. Ltd.	309,285	11,880
	Nipro Corp.	1,577,111	11,878
	Shoei Co. Ltd.	636,152	11,801
	Sumitomo Osaka Cement Co. Ltd.	419,498	11,798
	Justsystems Corp.	445,920	11,783
	Hokuhoku Financial Group Inc.	1,634,815	11,782
	Kaken Pharmaceutical Co. Ltd.	425,060	11,704
[1]	Dexerials Corp.	613,076	11,667
	Nippon Soda Co. Ltd.	336,153	11,595
	Seria Co. Ltd.	648,350	11,526
	Open Up Group Inc.	776,019	11,496
	Sumitomo Warehouse Co. Ltd.	691,116	11,482
	JAFCO Group Co. Ltd.	900,789	11,478
	Okumura Corp.	467,238	11,463
	NS Solutions Corp.	418,356	11,386
	Royal Holdings Co. Ltd.	532,022	11,282
	Japan Material Co. Ltd.	750,990	11,260
	San-In Godo Bank Ltd.	1,998,943	11,233
	Round One Corp.	2,591,666	11,211
	Inabata & Co. Ltd.	547,768	11,182
	Hokuetsu Corp.	1,687,912	11,164
	Tadano Ltd.	1,412,630	11,057
	Lintec Corp.	653,043	10,921
	NEC Networks & System Integration Corp.	873,803	10,892
	Benefit One Inc.	791,319	10,892
[1]	EDION Corp.	1,099,622	10,821
	Jaccs Co. Ltd.	322,637	10,815
	MIXI Inc.	510,346	10,789
	Mani Inc.	814,586	10,660
	Aiful Corp.	3,909,661	10,634
	Global One Real Estate Investment Corp.	13,726	10,621
[1]	Ichigo Office REIT Investment Corp.	16,366	10,591
[1]	Japan Aviation Electronics Industry Ltd.	602,358	10,567
	Information Services International-Dentsu Ltd.	298,887	10,536
*	Hokuriku Electric Power Co.	2,244,119	10,484
	Fukuoka REIT Corp.	8,638	10,379
	Milbon Co. Ltd.	245,315	10,343
	Taikisha Ltd.	381,095	10,325
	Tokyo Steel Manufacturing Co. Ltd.	1,017,818	10,243
	Juroku Financial Group Inc.	461,610	10,219
	Kandenko Co. Ltd.	1,354,695	10,207

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Kusuri no Aoki Holdings Co. Ltd.	211,849	10,165
*	Nippon Paper Industries Co. Ltd.	1,263,589	10,125
	Joyful Honda Co. Ltd.	758,963	10,111
	Fukuyama Transporting Co. Ltd.	378,016	10,104
	Hokkoku Financial Holdings Inc.	288,692	10,089
	Takuma Co. Ltd.	955,615	9,997
	Itoham Yonekyu Holdings Inc.	1,823,060	9,992
	TKC Corp.	368,501	9,960
	Makino Milling Machine Co. Ltd.	271,529	9,932
	Tsubakimoto Chain Co.	399,706	9,900
	CRE Logistics REIT Inc.	7,157	9,855
	Ariake Japan Co. Ltd.	242,374	9,830
	Arcs Co. Ltd.	539,554	9,810
	Create Restaurants Holdings Inc.	1,342,270	9,794
	Senko Group Holdings Co. Ltd.	1,364,621	9,752
	Aichi Financial Group Inc.	619,033	9,721
	Base Co. Ltd.	220,888	9,690
	Fuji Oil Holdings Inc.	624,541	9,649
	Kiyo Bank Ltd.	819,072	9,578
	Kumagai Gumi Co. Ltd.	447,631	9,517
	Okamura Corp.	890,373	9,506
	Nishimatsu Construction Co. Ltd.	356,258	9,362
*,1	Atom Corp.	1,518,410	9,352
[1]	Rorze Corp.	125,923	9,329
	Wacom Co. Ltd.	1,826,174	9,276
	Seiren Co. Ltd.	556,183	9,248
	Ichibanya Co. Ltd.	232,717	9,245
	Tokai Rika Co. Ltd.	668,236	9,231
	TOKAI Holdings Corp.	1,415,919	9,198
	Trusco Nakayama Corp.	528,866	9,187
	Autobacs Seven Co. Ltd.	806,908	9,176
	Nihon Parkerizing Co. Ltd.	1,163,098	9,104
	Star Asia Investment Corp.	22,229	9,099
	Suruga Bank Ltd.	2,386,031	9,050
	Toshiba TEC Corp.	311,487	9,047
	Nojima Corp.	841,168	9,024
*	Hokkaido Electric Power Co. Inc.	2,389,029	9,000
	Hosiden Corp.	697,726	8,935
	Daio Paper Corp.	1,101,274	8,925
	Monex Group Inc.	2,347,773	8,916
	Paramount Bed Holdings Co. Ltd.	501,486	8,893
	Osaka Soda Co. Ltd.	273,316	8,841
	Maruha Nichiro Corp.	472,827	8,803
	Iriso Electronics Co. Ltd.	256,938	8,795
	Toyobo Co. Ltd.	1,161,786	8,770
	Daihen Corp.	265,794	8,753
[1]	Nextage Co. Ltd.	478,439	8,679
	Riken Keiki Co. Ltd.	223,091	8,573
	Organo Corp.	354,444	8,559
	ZERIA Pharmaceutical Co. Ltd.	476,655	8,543
	Saizeriya Co. Ltd.	339,335	8,532
	Raito Kogyo Co. Ltd.	578,404	8,531
	Kohnan Shoji Co. Ltd.	315,491	8,512
	Toyo Ink SC Holdings Co. Ltd.	526,352	8,494
*,1	RENOVA Inc.	597,955	8,470
	Ai Holdings Corp.	482,150	8,441
	Iino Kaiun Kaisha Ltd.	1,113,066	8,376
	Komeri Co. Ltd.	359,699	8,367
	Mitsui-Soko Holdings Co. Ltd.	284,717	8,357
	Idec Corp.	340,847	8,347
	Mochida Pharmaceutical Co. Ltd.	324,658	8,344
	KYB Corp.	260,963	8,325
	Noevir Holdings Co. Ltd.	203,452	8,300
	Kumiai Chemical Industry Co. Ltd.	1,246,856	8,298
	San-A Co. Ltd.	244,100	8,254
	Nippon Light Metal Holdings Co. Ltd.	784,015	8,215
	KOMEDA Holdings Co. Ltd.	435,094	8,212
		Shares	Market Value• ($000)
	KH Neochem Co. Ltd.	474,250	8,177
*	Leopalace21 Corp.	3,088,023	8,148
*,1	HIS Co. Ltd.	539,478	8,128
	Kaga Electronics Co. Ltd.	229,062	8,126
	Kissei Pharmaceutical Co. Ltd.	399,401	8,092
	GungHo Online Entertainment Inc.	420,053	8,065
	Transcosmos Inc.	345,258	8,056
	Japan Securities Finance Co. Ltd.	1,063,020	8,023
	Hankyu Hanshin REIT Inc.	7,476	8,012
	Eizo Corp.	243,796	7,991
	Seiko Group Corp.	363,103	7,970
	JCR Pharmaceuticals Co. Ltd.	734,575	7,945
	Musashi Seimitsu Industry Co. Ltd.	588,220	7,929
[1]	Okasan Securities Group Inc.	2,522,221	7,928
	Valor Holdings Co. Ltd.	516,747	7,911
	SOSiLA Logistics REIT Inc.	7,923	7,879
	Advance Logistics Investment Corp.	7,768	7,874
	Sanki Engineering Co. Ltd.	708,534	7,833
	Monogatari Corp.	372,615	7,832
	Taiyo Holdings Co. Ltd.	431,868	7,807
	Nippn Corp.	598,705	7,783
	North Pacific Bank Ltd.	3,634,657	7,776
	Takara Bio Inc.	613,520	7,742
	Megmilk Snow Brand Co. Ltd.	539,040	7,737
[1]	MOS Food Services Inc.	336,673	7,735
	Tokai Tokyo Financial Holdings Inc.	2,979,104	7,712
	Yodogawa Steel Works Ltd.	367,759	7,708
	AZ-COM MARUWA Holdings Inc.	520,779	7,679
	Funai Soken Holdings Inc.	400,000	7,668
	Hyakugo Bank Ltd.	2,651,110	7,655
	Nichicon Corp.	806,448	7,645
	Matsui Securities Co. Ltd.	1,332,997	7,628
	Zojirushi Corp.	576,399	7,565
	Max Co. Ltd.	471,867	7,536
[1]	Mitsuboshi Belting Ltd.	262,750	7,528
	Kyorin Pharmaceutical Co. Ltd.	582,508	7,497
	UACJ Corp.	374,675	7,478
	Mirai Corp.	22,329	7,457
	ASKUL Corp.	558,516	7,443
	Create SD Holdings Co. Ltd.	304,989	7,398
*	euglena Co. Ltd.	1,128,458	7,391
	Systena Corp.	3,543,552	7,330
[1]	Hioki EE Corp.	109,336	7,282
	C Uyemura & Co. Ltd.	150,536	7,264
[1]	Toei Animation Co. Ltd.	71,100	7,244
	Nomura Co. Ltd.	1,044,387	7,234
	Sekisui Jushi Corp.	447,735	7,192
	Change Holdings Inc.	424,189	7,176
	Nissha Co. Ltd.	525,822	7,175
	San-Ai Obbli Co. Ltd.	680,584	7,171
	JVCKenwood Corp.	2,102,256	7,165
	Shibaura Machine Co. Ltd.	307,522	7,159
	Nanto Bank Ltd.	392,762	7,155
	Nisshin Oillio Group Ltd.	285,522	7,136
	Meidensha Corp.	524,500	7,125
	Kanematsu Electronics Ltd.	156,513	7,114
	Nishimatsuya Chain Co. Ltd.	595,301	7,060
	en Japan Inc.	392,747	7,050
	Nichiha Corp.	333,276	7,042
*	UT Group Co. Ltd.	365,987	7,006
	Yuasa Trading Co. Ltd.	238,377	6,923
	Musashino Bank Ltd.	422,528	6,860
	eGuarantee Inc.	439,084	6,823
	Totetsu Kogyo Co. Ltd.	341,294	6,819
	Ryosan Co. Ltd.	288,177	6,807
	Mitsubishi Pencil Co. Ltd.	520,029	6,803
	Tokyo Kiraboshi Financial Group Inc.	331,683	6,756

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Adastria Co. Ltd.	356,801	6,729
	Earth Corp.	183,234	6,716
[1]	Amvis Holdings Inc.	308,000	6,707
	United Super Markets Holdings Inc.	775,806	6,702
	Toyo Construction Co. Ltd.	934,828	6,695
	Kato Sangyo Co. Ltd.	251,290	6,682
	T Hasegawa Co. Ltd.	280,224	6,671
	TBS Holdings Inc.	442,200	6,667
	Fuji Seal International Inc.	586,314	6,664
	Starts Corp. Inc.	351,437	6,641
[1]	West Holdings Corp.	278,300	6,635
	Fuso Chemical Co. Ltd.	237,829	6,618
	Orient Corp.	791,912	6,607
	Kanamoto Co. Ltd.	394,136	6,603
	Nachi-Fujikoshi Corp.	233,526	6,600
	dip Corp.	267,525	6,600
	Shinmaywa Industries Ltd.	732,217	6,593
	Nitto Kogyo Corp.	332,514	6,584
	Takara Standard Co. Ltd.	542,828	6,566
	Central Glass Co. Ltd.	303,988	6,565
	Simplex Holdings Inc.	377,114	6,561
	SKY Perfect JSAT Holdings Inc.	1,680,708	6,553
	Ohsho Food Service Corp.	143,723	6,545
	JCU Corp.	277,028	6,541
	Ogaki Kyoritsu Bank Ltd.	475,720	6,478
	Kitz Corp.	943,254	6,451
	Japan Lifeline Co. Ltd.	935,664	6,436
	Nippon Kanzai Holdings Co. Ltd.	330,221	6,433
	Toa Corp.	470,990	6,409
	Tokyotokeiba Co. Ltd.	202,022	6,378
	Cybozu Inc.	319,117	6,370
	Gunze Ltd.	184,159	6,370
	Awa Bank Ltd.	425,241	6,360
*	Raksul Inc.	621,958	6,332
	Heiwado Co. Ltd.	416,462	6,328
	Maeda Kosen Co. Ltd.	264,355	6,326
[1]	Toho Titanium Co. Ltd.	422,586	6,308
	PAL GROUP Holdings Co. Ltd.	274,191	6,295
	Keiyo Bank Ltd.	1,508,766	6,266
[1]	SAMTY Co. Ltd.	382,495	6,243
	Showa Sangyo Co. Ltd.	316,847	6,237
	Prima Meat Packers Ltd.	367,417	6,222
[1]	Kura Sushi Inc.	258,155	6,179
	Senshu Ikeda Holdings Inc.	3,513,385	6,179
	Financial Partners Group Co. Ltd.	755,120	6,148
	Tocalo Co. Ltd.	653,630	6,138
	Japan Wool Textile Co. Ltd.	823,367	6,114
	Future Corp.	477,751	6,111
*	Ringer Hut Co. Ltd.	343,069	6,090
	Nippon Densetsu Kogyo Co. Ltd.	469,218	6,085
	Hogy Medical Co. Ltd.	242,875	6,084
	Tsugami Corp.	584,490	6,071
	Belc Co. Ltd.	134,251	6,065
*	Universal Entertainment Corp.	287,700	6,057
*	Chiyoda Corp.	2,050,883	6,050
	Premium Group Co. Ltd.	503,263	6,042
	Star Micronics Co. Ltd.	462,815	6,024
	Tsuburaya Fields Holdings Inc.	441,142	6,004
	Oki Electric Industry Co. Ltd.	1,103,683	5,987
	Mizuno Corp.	239,726	5,984
	Raiznext Corp.	557,862	5,973
	Shizuoka Gas Co. Ltd.	700,373	5,955
	Fuji Co. Ltd.	455,949	5,953
	BML Inc.	264,031	5,930
*,1	Oisix ra daichi Inc.	316,483	5,921
	Taihei Dengyo Kaisha Ltd.	194,002	5,917
[1]	eRex Co. Ltd.	462,228	5,907
		Shares	Market Value• ($000)
*	Nippon Sheet Glass Co. Ltd.	1,217,002	5,890
	Ricoh Leasing Co. Ltd.	202,812	5,867
	Optex Group Co. Ltd.	387,250	5,829
	Yamazen Corp.	750,418	5,822
	Infomart Corp.	2,701,579	5,807
	Tamura Corp.	1,012,788	5,803
	FCC Co. Ltd.	449,853	5,799
	Nippon Pillar Packing Co. Ltd.	208,245	5,790
	Maxell Ltd.	525,459	5,787
	Exedy Corp.	401,184	5,775
	Yonex Co. Ltd.	482,692	5,763
	KeePer Technical Laboratory Co. Ltd.	154,596	5,748
	Noritz Corp.	422,270	5,726
[1]	Snow Peak Inc.	377,878	5,725
	Mandom Corp.	477,864	5,681
	Yokogawa Bridge Holdings Corp.	346,974	5,679
	Nippon Signal Co. Ltd.	694,042	5,668
	Riso Kagaku Corp.	308,072	5,616
	MCJ Co. Ltd.	812,020	5,616
	Fuji Media Holdings Inc.	596,845	5,595
	Tri Chemical Laboratories Inc.	345,726	5,592
	Hiday Hidaka Corp.	331,615	5,578
	One REIT Inc.	3,151	5,575
	Nikkiso Co. Ltd.	791,892	5,562
	SBS Holdings Inc.	228,231	5,562
	Hirata Corp.	111,366	5,558
	Relia Inc.	517,557	5,557
	Doutor Nichires Holdings Co. Ltd.	351,386	5,541
	Mitsubishi Logisnext Co. Ltd.	760,389	5,538
	Chudenko Corp.	336,852	5,525
	Wakita & Co. Ltd.	542,667	5,524
	Nagawa Co. Ltd.	118,205	5,520
	Sanyo Denki Co. Ltd.	110,209	5,506
	Life Corp.	258,124	5,476
	Chugoku Marine Paints Ltd.	624,782	5,460
*,1	W-Scope Corp.	655,852	5,448
	Elecom Co. Ltd.	569,885	5,408
	Sanyo Special Steel Co. Ltd.	305,004	5,398
	Nissan Shatai Co. Ltd.	785,383	5,396
	Sumitomo Mitsui Construction Co. Ltd.	1,900,818	5,389
	Health Care & Medical Investment Corp.	4,458	5,358
	Noritake Co. Ltd.	155,674	5,347
	Toyo Tanso Co. Ltd.	183,110	5,324
	Procrea Holdings Inc.	331,983	5,312
[1]	Kisoji Co. Ltd.	306,189	5,311
	Mitsubishi Shokuhin Co. Ltd.	205,318	5,304
	Nitta Corp.	232,559	5,291
	Argo Graphics Inc.	187,382	5,280
	Kameda Seika Co. Ltd.	158,326	5,272
	Arata Corp.	161,927	5,265
	Meiko Electronics Co. Ltd.	258,212	5,211
[1]	OSAKA Titanium Technologies Co. Ltd.	243,808	5,190
	Fukushima Galilei Co. Ltd.	137,409	5,182
	Aeon Delight Co. Ltd.	233,813	5,182
[1]	Token Corp.	89,015	5,178
	Topre Corp.	510,903	5,177
	S Foods Inc.	232,439	5,171
	Eiken Chemical Co. Ltd.	443,147	5,152
	Itochu Enex Co. Ltd.	601,642	5,150
	Nippon Yakin Kogyo Co. Ltd.	176,395	5,128
	Morita Holdings Corp.	485,638	5,118
	Bunka Shutter Co. Ltd.	596,983	5,087
*	Megachips Corp.	214,367	5,083
	Nagaileben Co. Ltd.	326,388	5,077
	Nitto Boseki Co. Ltd.	362,166	5,059
	Yellow Hat Ltd.	355,702	5,056
[1]	Takara Leben Real Estate Investment Corp.	7,500	5,044

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Sakata INX Corp.	618,041	5,042
	United Arrows Ltd.	344,125	5,023
	Koshidaka Holdings Co. Ltd.	591,131	5,004
[1]	Toyo Gosei Co. Ltd.	87,634	4,992
[1]	Tama Home Co. Ltd.	181,552	4,966
	Avex Inc.	433,097	4,960
	Strike Co. Ltd.	184,799	4,960
	Towa Pharmaceutical Co. Ltd.	347,182	4,955
	Axial Retailing Inc.	190,509	4,944
	I'll Inc.	242,755	4,942
	Okamoto Industries Inc.	165,770	4,937
	Nippon Koei Co. Ltd.	176,630	4,925
	Ichigo Inc.	2,572,702	4,923
	Prestige International Inc.	1,126,177	4,916
	Valqua Ltd.	195,022	4,906
[1]	Shoei Foods Corp.	166,152	4,888
*	Okinawa Electric Power Co. Inc.	598,920	4,885
	Pacific Industrial Co. Ltd.	540,272	4,882
	Bank of Nagoya Ltd.	192,509	4,868
	Mitsuuroko Group Holdings Co. Ltd.	495,859	4,866
	Daiichi Jitsugyo Co. Ltd.	113,901	4,860
	Kyokuto Kaihatsu Kogyo Co. Ltd.	384,677	4,850
	Insource Co. Ltd.	527,850	4,843
	GLOBERIDE Inc.	264,098	4,841
	Okinawa Cellular Telephone Co.	216,483	4,837
	Retail Partners Co. Ltd.	427,980	4,815
	TOMONY Holdings Inc.	1,770,170	4,815
	Nippon Ceramic Co. Ltd.	240,256	4,809
	Towa Corp.	318,773	4,797
	Gree Inc.	924,405	4,789
	Digital Arts Inc.	128,578	4,786
[1]	Management Solutions Co. Ltd.	201,738	4,781
	Shima Seiki Manufacturing Ltd.	349,264	4,777
[1]	Usen-Next Holdings Co. Ltd.	211,342	4,747
	FULLCAST Holdings Co. Ltd.	261,365	4,745
	Koa Corp.	378,098	4,743
	Tokyu Construction Co. Ltd.	891,530	4,727
	Hamakyorex Co. Ltd.	184,402	4,718
	Kosaido Holdings Co. Ltd.	236,000	4,687
[1]	Obara Group Inc.	148,918	4,681
[1]	Starts Proceed Investment Corp.	2,758	4,670
	Roland Corp.	155,439	4,659
*	M&A Capital Partners Co. Ltd.	164,882	4,658
*	Bell System24 Holdings Inc.	449,374	4,620
	Doshisha Co. Ltd.	292,743	4,609
	Mitani Sekisan Co. Ltd.	130,400	4,608
	Kurabo Industries Ltd.	249,534	4,590
	Hakuto Co. Ltd.	144,959	4,550
	Maruzen Showa Unyu Co. Ltd.	181,710	4,548
	Aida Engineering Ltd.	721,777	4,547
	Konoike Transport Co. Ltd.	385,532	4,537
	Shin Nippon Biomedical Laboratories Ltd.	248,304	4,536
	Kanto Denka Kogyo Co. Ltd.	595,602	4,518
	Zuken Inc.	176,865	4,490
	Press Kogyo Co. Ltd.	1,119,269	4,489
	DyDo Group Holdings Inc.	119,655	4,473
	Intage Holdings Inc.	383,101	4,461
	Sato Holdings Corp.	262,520	4,442
*,1	giftee Inc.	267,700	4,438
	Infocom Corp.	265,754	4,416
	Shibaura Mechatronics Corp.	39,200	4,389
	PHC Holdings Corp.	426,089	4,378
	Comture Corp.	295,468	4,359
	Piolax Inc.	292,719	4,346
	Noritsu Koki Co. Ltd.	263,803	4,336
	Sumitomo Densetsu Co. Ltd.	208,468	4,336
	Sanyo Chemical Industries Ltd.	137,580	4,319
		Shares	Market Value• ($000)
	Nippon Carbon Co. Ltd.	140,561	4,307
	IDOM Inc.	694,571	4,295
	Shin-Etsu Polymer Co. Ltd.	436,131	4,291
	Tokyo Electron Device Ltd.	74,684	4,280
*	Vision Inc.	340,385	4,274
	VT Holdings Co. Ltd.	1,086,656	4,268
[1]	Fujimori Kogyo Co. Ltd.	183,703	4,268
	Tsurumi Manufacturing Co. Ltd.	249,178	4,262
	Samty Residential Investment Corp.	5,006	4,262
	Uchida Yoko Co. Ltd.	111,766	4,255
	Micronics Japan Co. Ltd.	466,960	4,254
	Shibuya Corp.	229,222	4,240
	Nishio Holdings Co. Ltd.	177,882	4,227
[1]	Aeon Hokkaido Corp.	704,146	4,224
	Curves Holdings Co. Ltd.	724,030	4,221
	Asahi Diamond Industrial Co. Ltd.	629,545	4,208
	Hyakujushi Bank Ltd.	306,246	4,206
[1]	Sagami Holdings Corp.	428,941	4,205
	Japan Pulp & Paper Co. Ltd.	108,272	4,174
	Chofu Seisakusho Co. Ltd.	230,681	4,164
	JINS Holdings Inc.	193,193	4,160
	Geo Holdings Corp.	343,020	4,150
	Sakai Moving Service Co. Ltd.	117,284	4,132
	Tamron Co. Ltd.	168,853	4,120
	Restar Holdings Corp.	263,308	4,119
	YAMABIKO Corp.	415,648	4,118
	Matsuya Co. Ltd.	469,637	4,066
	RS Technologies Co. Ltd.	180,846	4,063
	Konishi Co. Ltd.	269,986	4,056
	Trancom Co. Ltd.	80,778	4,054
	Pharma Foods International Co. Ltd.	311,948	4,045
	Oiles Corp.	319,839	4,042
	Siix Corp.	401,435	4,030
	Anicom Holdings Inc.	1,034,855	4,029
	LITALICO Inc.	224,166	4,017
[1]	TSI Holdings Co. Ltd.	841,124	4,008
	Saibu Gas Holdings Co. Ltd.	287,697	4,006
*	Nippon Chemi-Con Corp.	268,335	4,005
	Yokorei Co. Ltd.	497,664	4,005
	Aoyama Trading Co. Ltd.	585,037	3,998
	Okinawa Financial Group Inc.	257,671	3,978
	Bando Chemical Industries Ltd.	491,207	3,946
	Onward Holdings Co. Ltd.	1,426,025	3,946
	KFC Holdings Japan Ltd.	185,406	3,945
	Shikoku Kasei Holdings Corp.	378,485	3,945
	Yamagata Bank Ltd.	494,300	3,926
	Sintokogio Ltd.	541,153	3,924
	Kyoei Steel Ltd.	288,335	3,898
	Nippon Denko Co. Ltd.	1,527,847	3,894
	ARCLANDS Corp.	342,470	3,879
	Tosei Corp.	325,833	3,877
	Yokowo Co. Ltd.	261,479	3,867
[1]	Furuya Metal Co. Ltd.	58,100	3,860
	Sankei Real Estate Inc.	6,258	3,855
	Nittetsu Mining Co. Ltd.	141,728	3,834
	Torii Pharmaceutical Co. Ltd.	150,494	3,821
	Nippon Seiki Co. Ltd.	599,526	3,816
	WingArc1st Inc.	233,500	3,811
	Mimasu Semiconductor Industry Co. Ltd.	197,181	3,810
*	Mitsui E&S Co. Ltd.	990,107	3,804
	METAWATER Co. Ltd.	288,643	3,804
*	Japan Display Inc.	12,559,414	3,802
	Tsubaki Nakashima Co. Ltd.	542,554	3,801
	Shin Nippon Air Technologies Co. Ltd.	264,414	3,795
	TRE Holdings Corp.	431,921	3,784
[1]	Daiki Aluminium Industry Co. Ltd.	363,952	3,734
	Sinfonia Technology Co. Ltd.	291,514	3,726

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Matsuyafoods Holdings Co. Ltd.	118,443	3,724
	NS United Kaiun Kaisha Ltd.	126,603	3,708
	Pressance Corp.	256,531	3,705
	MARUKA FURUSATO Corp.	191,253	3,705
	Tsukishima Holdings Co. Ltd.	454,677	3,689
	Weathernews Inc.	73,472	3,686
	Komori Corp.	473,994	3,673
	SWCC Corp.	282,128	3,664
	Toho Bank Ltd.	2,214,623	3,656
	Asanuma Corp.	159,000	3,654
	Ryobi Ltd.	313,748	3,651
	Ryoyo Electro Corp.	199,691	3,643
	Elan Corp.	482,580	3,614
[1]	Inageya Co. Ltd.	296,651	3,602
[1]	J Trust Co. Ltd.	1,230,947	3,591
	Torishima Pump Manufacturing Co. Ltd.	307,855	3,579
	Fujicco Co. Ltd.	251,897	3,566
	Furukawa Co. Ltd.	360,617	3,564
[1]	Roland DG Corp.	141,345	3,553
[1]	Senshu Electric Co. Ltd.	152,700	3,500
	Sanyo Electric Railway Co. Ltd.	199,518	3,495
	ARTERIA Networks Corp.	364,590	3,492
	Sumida Corp.	279,594	3,478
	Teikoku Electric Manufacturing Co. Ltd.	196,895	3,473
	S-Pool Inc.	746,944	3,465
	Keihanshin Building Co. Ltd.	364,367	3,438
	Alconix Corp.	337,518	3,438
	TechMatrix Corp.	288,013	3,437
	Meisei Industrial Co. Ltd.	496,908	3,429
	Broadleaf Co. Ltd.	1,086,968	3,429
*	Kappa Create Co. Ltd.	307,961	3,422
[1]	Teikoku Sen-I Co. Ltd.	269,231	3,413
	Katakura Industries Co. Ltd.	254,766	3,404
	JAC Recruitment Co. Ltd.	181,926	3,399
	Keiyo Co. Ltd.	548,741	3,394
	Hokuto Corp.	246,514	3,384
	Chilled & Frozen Logistics Holdings Co. Ltd.	344,025	3,353
	Belluna Co. Ltd.	609,197	3,342
	Pasona Group Inc.	242,841	3,342
	Ishihara Sangyo Kaisha Ltd.	385,886	3,334
	MEC Co. Ltd.	177,270	3,318
	Sumitomo Seika Chemicals Co. Ltd.	102,556	3,313
	Sala Corp.	582,700	3,296
	Tachibana Eletech Co. Ltd.	216,008	3,295
	Computer Engineering & Consulting Ltd.	316,464	3,290
	Sun Frontier Fudousan Co. Ltd.	338,227	3,283
	TV Asahi Holdings Corp.	283,909	3,282
	Oyo Corp.	216,620	3,261
	Nippon Parking Development Co. Ltd.	1,881,338	3,243
	Miroku Jyoho Service Co. Ltd.	258,301	3,226
	Yondoshi Holdings Inc.	246,444	3,223
	Nippon Road Co. Ltd.	54,338	3,222
	Hibiya Engineering Ltd.	194,025	3,214
	Takasago International Corp.	168,273	3,209
	Daiken Corp.	186,410	3,204
	Nohmi Bosai Ltd.	248,373	3,203
	TPR Co. Ltd.	310,444	3,203
	T-Gaia Corp.	260,437	3,195
	Tokai Corp.	211,401	3,194
	Nippon Fine Chemical Co. Ltd.	163,000	3,184
	Joshin Denki Co. Ltd.	213,414	3,183
[1]	Alpen Co. Ltd.	208,002	3,181
	Sodick Co. Ltd.	574,643	3,179
	Mitsui DM Sugar Holdings Co. Ltd.	189,054	3,171
	Enplas Corp.	93,693	3,164
	Unipres Corp.	453,956	3,162
	Sinanen Holdings Co. Ltd.	113,269	3,152
		Shares	Market Value• ($000)
	San ju San Financial Group Inc.	268,646	3,150
	Mitsubishi Research Institute Inc.	86,624	3,143
[1]	HI-LEX Corp.	348,298	3,137
	Starzen Co. Ltd.	182,206	3,134
	Bank of the Ryukyus Ltd.	458,353	3,125
	Nippon Thompson Co. Ltd.	717,299	3,107
	Macromill Inc.	465,148	3,097
	Fujibo Holdings Inc.	131,585	3,096
	ESCON Japan REIT Investment Corp.	3,750	3,093
	ESPEC Corp.	204,346	3,090
	Miyazaki Bank Ltd.	172,422	3,087
	Genky DrugStores Co. Ltd.	104,273	3,082
	Avant Group Corp.	297,600	3,080
	Nittoku Co. Ltd.	159,600	3,072
	Eagle Industry Co. Ltd.	317,093	3,059
	Daiho Corp.	106,349	3,055
	Topy Industries Ltd.	220,994	3,042
	Ki-Star Real Estate Co. Ltd.	101,200	3,041
	Hosokawa Micron Corp.	140,148	3,036
	K&O Energy Group Inc.	169,790	3,033
	Shinko Shoji Co. Ltd.	343,729	3,030
	Sinko Industries Ltd.	228,353	3,030
	Kamei Corp.	263,756	3,029
	Nichireki Co. Ltd.	237,582	3,018
[1]	YA-MAN Ltd.	348,768	3,012
	Daiwa Industries Ltd.	284,604	3,006
	AOKI Holdings Inc.	430,480	2,998
	Sun Corp.	186,400	2,981
	Osaka Organic Chemical Industry Ltd.	196,555	2,980
[1]	Arcland Service Holdings Co. Ltd.	141,434	2,973
	Marudai Food Co. Ltd.	261,757	2,959
	Mirarth Holdings Inc.	1,048,039	2,957
	Airtrip Corp.	146,312	2,943
	COLOPL Inc.	624,774	2,938
	Happinet Corp.	203,390	2,937
	Daikyonishikawa Corp.	586,738	2,937
	Asahi Yukizai Corp.	125,057	2,932
*,1	Istyle Inc.	731,943	2,919
	Nissei ASB Machine Co. Ltd.	92,873	2,913
	Japan Transcity Corp.	582,586	2,908
[1]	Remixpoint Inc.	1,579,037	2,906
	Vector Inc.	307,189	2,905
	Oriental Shiraishi Corp.	1,194,415	2,893
	Anest Iwata Corp.	385,458	2,889
	Kyokuyo Co. Ltd.	109,668	2,886
	Riken Technos Corp.	638,835	2,869
	SRA Holdings	128,331	2,868
	Fixstars Corp.	278,115	2,868
	Tonami Holdings Co. Ltd.	84,489	2,866
	Dai-Dan Co. Ltd.	158,231	2,862
	Key Coffee Inc.	185,185	2,853
	Denyo Co. Ltd.	203,900	2,849
	Riken Vitamin Co. Ltd.	189,501	2,843
	Bank of Iwate Ltd.	177,363	2,831
	Ehime Bank Ltd.	450,756	2,828
	Halows Co. Ltd.	118,393	2,808
	Septeni Holdings Co. Ltd.	1,012,000	2,787
	Itochu-Shokuhin Co. Ltd.	69,350	2,781
*	Pacific Metals Co. Ltd.	199,878	2,781
	Canon Electronics Inc.	204,132	2,780
	Fukui Bank Ltd.	256,255	2,779
	Okabe Co. Ltd.	447,200	2,769
*,1	SRE Holdings Corp.	123,369	2,767
	Shindengen Electric Manufacturing Co. Ltd.	108,671	2,766
	Pack Corp.	120,668	2,765
	gremz Inc.	174,000	2,762
	Takamatsu Construction Group Co. Ltd.	170,164	2,761

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1]	Goldcrest Co. Ltd.	205,988	2,761
	Matsuda Sangyo Co. Ltd.	166,151	2,761
	Fujiya Co. Ltd.	148,683	2,760
	Yamanashi Chuo Bank Ltd.	329,810	2,753
	Cawachi Ltd.	159,462	2,734
	m-up Holdings Inc.	298,600	2,718
	Ines Corp.	265,665	2,717
	Warabeya Nichiyo Holdings Co. Ltd.	164,122	2,703
	Seikagaku Corp.	439,460	2,698
[1]	Daito Pharmaceutical Co. Ltd.	144,856	2,696
	Tachi-S Co. Ltd.	300,770	2,694
	KPP Group Holdings Co. Ltd.	562,309	2,685
	Solasto Corp.	574,455	2,679
[1]	Carta Holdings Inc.	248,600	2,651
	Shikoku Bank Ltd.	406,885	2,643
	Hoosiers Holdings Co. Ltd.	424,008	2,636
	Giken Ltd.	167,121	2,627
	Oita Bank Ltd.	172,640	2,625
[1]	Daikokutenbussan Co. Ltd.	65,533	2,624
	TOC Co. Ltd.	532,191	2,621
	Ichikoh Industries Ltd.	647,174	2,619
	Nihon Nohyaku Co. Ltd.	515,473	2,613
*	Modec Inc.	240,662	2,613
	Alpha Systems Inc.	85,528	2,603
	Godo Steel Ltd.	115,485	2,602
	Honeys Holdings Co. Ltd.	224,670	2,601
	Rheon Automatic Machinery Co. Ltd.	269,444	2,587
	Qol Holdings Co. Ltd.	282,132	2,586
	Arisawa Manufacturing Co. Ltd.	280,100	2,580
	Toho Zinc Co. Ltd.	187,943	2,567
	ES-Con Japan Ltd.	399,265	2,549
*,1	Demae-Can Co. Ltd.	911,500	2,541
	Tanseisha Co. Ltd.	427,232	2,537
[1]	Tosei REIT Investment Corp.	2,659	2,537
*	PKSHA Technology Inc.	182,254	2,534
	Aisan Industry Co. Ltd.	352,781	2,525
	Mie Kotsu Group Holdings Inc.	583,119	2,521
	Marvelous Inc.	505,889	2,511
*,1	Fujio Food Group Inc.	241,380	2,501
	Union Tool Co.	104,520	2,500
	Mars Group Holdings Corp.	110,932	2,481
	Chubu Shiryo Co. Ltd.	302,524	2,480
	EM Systems Co. Ltd.	428,991	2,477
	Yurtec Corp.	406,350	2,469
	Vital KSK Holdings Inc.	343,447	2,469
	Akita Bank Ltd.	186,549	2,467
	Zenrin Co. Ltd.	380,449	2,461
	World Co. Ltd.	218,926	2,448
	Futaba Industrial Co. Ltd.	728,893	2,441
	Sparx Group Co. Ltd.	223,531	2,438
*	Daisyo Corp.	286,393	2,431
[1]	Aiphone Co. Ltd.	154,102	2,430
	YAKUODO Holdings Co. Ltd.	132,538	2,423
	J-Oil Mills Inc.	204,051	2,422
	Tenma Corp.	140,144	2,414
	V Technology Co. Ltd.	107,971	2,406
	DKK Co. Ltd.	139,794	2,376
	Chiyoda Integre Co. Ltd.	138,244	2,366
	Proto Corp.	270,962	2,366
	Shinnihon Corp.	303,780	2,362
[1]	Toyo Corp.	228,650	2,359
	Tokushu Tokai Paper Co. Ltd.	108,388	2,359
	Aichi Steel Corp.	117,300	2,349
	Nichiden Corp.	158,238	2,346
	ZIGExN Co. Ltd.	630,100	2,343
	Pole To Win Holdings Inc.	344,942	2,326
*	Fujita Kanko Inc.	89,108	2,321
		Shares	Market Value• ($000)
	Tochigi Bank Ltd.	1,135,980	2,320
*,1	Kourakuen Holdings Corp.	291,618	2,301
	JM Holdings Co. Ltd.	157,168	2,299
[1]	G-7 Holdings Inc.	218,066	2,299
	Riso Kyoiku Co. Ltd.	1,043,982	2,279
	Neturen Co. Ltd.	428,135	2,274
	Shinwa Co. Ltd.	143,976	2,261
	Chori Co. Ltd.	118,747	2,256
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	164,305	2,251
	Icom Inc.	110,397	2,246
	Onoken Co. Ltd.	193,803	2,211
	JP-Holdings Inc.	958,902	2,205
	Stella Chemifa Corp.	110,824	2,199
[1]	Elematec Corp.	173,171	2,199
	Maezawa Kyuso Industries Co. Ltd.	277,672	2,195
[1]	Link & Motivation Inc.	610,073	2,190
	Sumitomo Riko Co. Ltd.	408,050	2,173
	Kurimoto Ltd.	145,533	2,159
	Toenec Corp.	84,620	2,157
*,1	Net Protections Holdings Inc.	562,700	2,130
	BRONCO BILLY Co. Ltd.	105,860	2,120
[1]	Midac Holdings Co. Ltd.	150,490	2,116
	Cosel Co. Ltd.	263,524	2,108
	Softcreate Holdings Corp.	179,626	2,106
	Aeon Fantasy Co. Ltd.	87,424	2,104
[1]	Rock Field Co. Ltd.	187,460	2,096
	St. Marc Holdings Co. Ltd.	153,512	2,095
[1]	Kansai Food Market Ltd.	184,655	2,091
	Hokkaido Gas Co. Ltd.	146,445	2,089
	Nichiban Co. Ltd.	141,256	2,089
	Tatsuta Electric Wire & Cable Co. Ltd.	395,664	2,081
	Fukuda Corp.	58,395	2,078
	Komatsu Matere Co. Ltd.	410,472	2,078
	Sakai Chemical Industry Co. Ltd.	154,448	2,076
[1]	G-Tekt Corp.	188,995	2,070
	France Bed Holdings Co. Ltd.	260,084	2,068
	Nissin Corp.	130,769	2,059
	Aichi Corp.	332,120	2,058
	JDC Corp.	451,810	2,044
	CMIC Holdings Co. Ltd.	142,615	2,042
	SB Technology Corp.	118,731	2,029
	Direct Marketing MiX Inc.	230,068	2,027
	ValueCommerce Co. Ltd.	207,007	2,005
	CMK Corp.	588,154	2,001
	Okuwa Co. Ltd.	301,221	1,988
	Daido Metal Co. Ltd.	510,152	1,976
[1]	Inui Global Logistics Co. Ltd.	154,746	1,967
[1]	Marusan Securities Co. Ltd.	632,635	1,958
[1]	GMO GlobalSign Holdings KK	68,742	1,951
	ASKA Pharmaceutical Holdings Co. Ltd.	207,933	1,949
	Toyo Kanetsu KK	97,414	1,947
	Kintetsu Department Store Co. Ltd.	105,978	1,934
	Xebio Holdings Co. Ltd.	217,872	1,934
	Ebase Co. Ltd.	382,236	1,934
	World Holdings Co. Ltd.	94,983	1,930
	Kanagawa Chuo Kotsu Co. Ltd.	81,685	1,921
	Kitanotatsujin Corp.	833,661	1,920
	Riken Corp.	95,089	1,913
[1]	Gakken Holdings Co. Ltd.	296,773	1,912
[1]	Takatori Corp.	64,100	1,897
	Koatsu Gas Kogyo Co. Ltd.	345,938	1,893
*,1	PIA Corp.	77,111	1,877
	Tekken Corp.	131,746	1,870
	Optorun Co. Ltd.	121,855	1,857
*,1	Sourcenext Corp.	1,100,215	1,852
	Nagatanien Holdings Co. Ltd.	114,205	1,847

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Krosaki Harima Corp.	40,740	1,846
	Sanshin Electronics Co. Ltd.	109,705	1,823
	Fudo Tetra Corp.	138,329	1,818
	CTS Co. Ltd.	311,985	1,810
	Tosho Co. Ltd.	178,618	1,804
	IR Japan Holdings Ltd.	114,150	1,800
	Sankyo Seiko Co. Ltd.	418,367	1,799
	LEC Inc.	285,290	1,799
	Ryoden Corp.	116,700	1,792
	Osaki Electric Co. Ltd.	430,409	1,791
	Seika Corp.	108,534	1,791
	Moriroku Holdings Co. Ltd.	124,790	1,779
	FIDEA Holdings Co. Ltd.	178,217	1,776
	Fukui Computer Holdings Inc.	89,428	1,775
	Yukiguni Maitake Co. Ltd.	236,544	1,771
	Nitto Kohki Co. Ltd.	118,821	1,757
	Altech Corp.	92,300	1,743
[1]	Central Security Patrols Co. Ltd.	83,714	1,732
	Taki Chemical Co. Ltd.	50,604	1,730
	Tayca Corp.	193,080	1,719
	Takaoka Toko Co. Ltd.	113,652	1,709
	Advan Group Co. Ltd.	244,372	1,704
	Nippon Rietec Co. Ltd.	180,002	1,690
	Melco Holdings Inc.	68,470	1,688
[1]	MTI Ltd.	444,231	1,687
	Hochiki Corp.	141,721	1,686
*,1	Open Door Inc.	155,953	1,681
	Yahagi Construction Co. Ltd.	265,567	1,680
*	Optim Corp.	244,969	1,680
	Kanaden Corp.	188,643	1,679
[1]	Tess Holdings Co. Ltd.	190,000	1,676
	Dai Nippon Toryo Co. Ltd.	263,871	1,671
*,1	TerraSky Co. Ltd.	87,465	1,670
	Hodogaya Chemical Co. Ltd.	71,984	1,657
	Nafco Co. Ltd.	120,800	1,650
	SIGMAXYZ Holdings Inc.	209,200	1,647
	Hisaka Works Ltd.	245,199	1,646
	CTI Engineering Co. Ltd.	67,500	1,642
	Digital Holdings Inc.	189,880	1,640
	Sanoh Industrial Co. Ltd.	323,894	1,640
	Furuno Electric Co. Ltd.	239,923	1,637
	Futaba Corp.	423,667	1,636
[1]	Kamakura Shinsho Ltd.	237,285	1,629
	Kyosan Electric Manufacturing Co. Ltd.	520,269	1,626
	CAC Holdings Corp.	129,444	1,625
	Tokyo Energy & Systems Inc.	241,520	1,623
	CI Takiron Corp.	439,805	1,620
	JSP Corp.	140,438	1,617
	Shibusawa Warehouse Co. Ltd.	94,881	1,616
	Mitsuba Corp.	368,715	1,598
[1]	Aruhi Corp.	199,827	1,592
*,1	MedPeer Inc.	194,933	1,588
[1]	Ichiyoshi Securities Co. Ltd.	364,386	1,584
[1]	WATAMI Co. Ltd.	229,305	1,579
[1]	Ministop Co. Ltd.	152,038	1,578
	Studio Alice Co. Ltd.	99,687	1,567
	Feed One Co. Ltd.	283,389	1,544
	Amuse Inc.	112,722	1,538
	Iseki & Co. Ltd.	174,026	1,537
*	Right On Co. Ltd.	359,476	1,531
	Wellneo Sugar Co. Ltd.	120,861	1,528
	Achilles Corp.	143,074	1,523
	Chiyoda Co. Ltd.	243,578	1,500
	Sankyo Tateyama Inc.	295,579	1,487
	Maxvalu Tokai Co. Ltd.	73,932	1,473
	KAWADA TECHNOLOGIES Inc.	49,011	1,470
*	KNT-CT Holdings Co. Ltd.	126,443	1,462
		Shares	Market Value• ($000)
	ST Corp.	125,179	1,462
	Bank of Saga Ltd.	118,800	1,461
	WDB Holdings Co. Ltd.	97,499	1,456
	Nihon Tokushu Toryo Co. Ltd.	194,925	1,436
	Yushin Precision Equipment Co. Ltd.	243,860	1,423
[1]	Yorozu Corp.	214,110	1,420
	Totech Corp.	45,000	1,419
	I-PEX Inc.	136,750	1,404
	Kyodo Printing Co. Ltd.	67,340	1,402
	Nisso Corp.	243,517	1,394
*	Jamco Corp.	133,691	1,378
	Rokko Butter Co. Ltd.	129,988	1,347
	Hito Communications Holdings Inc.	115,333	1,345
	FAN Communications Inc.	444,196	1,338
	Arakawa Chemical Industries Ltd.	183,585	1,337
[1]	Osaka Steel Co. Ltd.	137,991	1,329
	LIFULL Co. Ltd.	811,955	1,320
	Nippon Beet Sugar Manufacturing Co. Ltd.	103,066	1,309
	Asahi Co. Ltd.	135,196	1,293
[1]	Nakayama Steel Works Ltd.	200,014	1,289
[1]	Tsutsumi Jewelry Co. Ltd.	77,299	1,281
	Nihon Chouzai Co. Ltd.	140,562	1,276
	DKS Co. Ltd.	91,688	1,276
*	Atrae Inc.	205,534	1,246
	Akatsuki Inc.	73,517	1,221
	Kenko Mayonnaise Co. Ltd.	133,285	1,220
	Nippon Sharyo Ltd.	79,493	1,220
	Towa Bank Ltd.	296,187	1,217
	Furukawa Battery Co. Ltd.	143,204	1,205
*	Nippon Coke & Engineering Co. Ltd.	1,793,286	1,201
	Taisei Lamick Co. Ltd.	56,881	1,199
[1]	Kojima Co. Ltd.	283,792	1,190
	Pronexus Inc.	159,749	1,173
	Japan Medical Dynamic Marketing Inc.	154,920	1,161
	Fuji Pharma Co. Ltd.	127,597	1,159
	Medical Data Vision Co. Ltd.	194,283	1,159
*	Unitika Ltd.	718,192	1,149
[1]	Ohara Inc.	135,380	1,148
	Oro Co. Ltd.	63,583	1,143
*	KLab Inc.	397,351	1,130
	Artnature Inc.	195,895	1,127
	Sanei Architecture Planning Co. Ltd.	101,681	1,096
	Japan Best Rescue System Co. Ltd.	191,381	1,091
	Ubicom Holdings Inc.	68,370	1,089
	Okura Industrial Co. Ltd.	69,058	1,081
*,1	Taiko Pharmaceutical Co. Ltd.	381,245	1,077
	Cleanup Corp.	190,710	1,066
	Kyokuto Securities Co. Ltd.	237,095	1,059
	Tomoku Co. Ltd.	90,090	1,057
	Shimizu Bank Ltd.	98,379	1,055
*	Gurunavi Inc.	395,300	1,047
*	Akebono Brake Industry Co. Ltd.	923,295	1,015
	Sekisui Kasei Co. Ltd.	293,806	1,015
*,1	FDK Corp.	159,222	1,008
[1]	Central Sports Co. Ltd.	52,994	1,000
*	RPA Holdings Inc.	347,252	993
*	BrainPad Inc.	194,823	992
	Corona Corp. Class A	144,195	987
	Yamashin-Filter Corp.	390,196	975
	Hokkan Holdings Ltd.	93,603	962
[1]	Fuso Pharmaceutical Industries Ltd.	63,727	960
[1]	V-Cube Inc.	250,373	960
	Tv Tokyo Holdings Corp.	51,282	957
	NEC Capital Solutions Ltd.	47,699	942
	Fibergate Inc.	101,146	938
[1]	Shimojima Co. Ltd.	109,903	927
	Chuo Spring Co. Ltd.	170,725	909

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Nihon Trim Co. Ltd.	42,083	904
	Enigmo Inc.	287,570	903
	Tokyo Individualized Educational Institute Inc.	213,449	852
[1]	Raccoon Holdings Inc.	158,394	851
*	Media Do Co. Ltd.	80,500	831
[1]	Tokyo Base Co. Ltd.	247,069	817
*,1	Gunosy Inc.	169,107	756
	Taiho Kogyo Co. Ltd.	136,788	733
	Robot Home Inc.	425,760	706
	Wowow Inc.	72,440	698
*	COOKPAD Inc.	482,400	686
	Inaba Seisakusho Co. Ltd.	63,942	683
	Airport Facilities Co. Ltd.	160,960	681
[1]	Tokyo Rakutenchi Co. Ltd.	19,155	595
	Gecoss Corp.	88,342	579
	Takamiya Co. Ltd.	175,861	573
[1]	Linical Co. Ltd.	110,544	567
	Kanamic Network Co. Ltd.	169,800	547
*,1	CHIMNEY Co. Ltd.	53,708	533
			55,588,058
Kuwait (0.2%)
	National Bank of Kuwait SAKP	98,844,233	324,507
	Kuwait Finance House KSCP	119,408,862	291,786
	Mobile Telecommunications Co. KSCP	27,923,039	52,036
	Agility Public Warehousing Co. KSC	19,869,379	40,331
	Boubyan Bank KSCP	16,099,416	35,555
	Gulf Bank KSCP	24,796,294	22,827
	Mabanee Co. KPSC	8,346,762	20,804
	National Industries Group Holding SAK	22,392,680	15,892
*	Humansoft Holding Co. KSC	1,246,461	15,886
	Boubyan Petrochemicals Co. KSCP	4,941,802	13,179
	Kuwait Projects Co. Holding KSCP	26,919,492	11,526
	Warba Bank KSCP	12,323,317	9,209
	Burgan Bank SAK	12,395,689	8,764
	Kuwait Telecommunications Co.	3,939,851	7,633
	Boursa Kuwait Securities Co. KPSC	1,253,088	7,352
	Jazeera Airways Co. KSCP	971,910	5,713
	Salhia Real Estate Co. KSCP	3,314,777	5,520
	Kuwait International Bank KSCP	8,142,511	4,936
*	National Real Estate Co. KPSC	13,824,291	3,813
	Integrated Holding Co. KCSC	2,410,865	3,140
*	Alimtiaz Investment Group KSC	11,523,439	2,363
			902,772
Malaysia (0.5%)
	Malayan Banking Bhd.	94,388,468	183,423
	Public Bank Bhd.	188,486,815	164,596
	CIMB Group Holdings Bhd.	89,729,623	101,944
	Tenaga Nasional Bhd.	42,688,450	85,263
	Petronas Chemicals Group Bhd.	37,397,158	59,512
	Press Metal Aluminium Holdings Bhd.	46,752,088	54,175
	Celcomdigi Bhd.	50,537,080	49,912
	IHH Healthcare Bhd.	37,577,636	48,357
	Sime Darby Plantation Bhd.	47,332,369	45,557
	Axiata Group Bhd.	59,653,235	40,082
	Hong Leong Bank Bhd.	8,408,682	38,002
	MISC Bhd.	22,987,702	37,672
	IOI Corp. Bhd.	41,380,438	35,544
	PPB Group Bhd.	8,932,145	32,566
	Genting Bhd.	30,709,018	32,436
	Petronas Gas Bhd.	7,583,012	28,742
	Gamuda Bhd.	30,797,912	28,688
	Dialog Group Bhd.	54,483,059	28,050
	Kuala Lumpur Kepong Bhd.	5,726,631	27,660
	RHB Bank Bhd.	22,034,869	27,104
	Maxis Bhd.	26,074,261	25,758
	Nestle Malaysia Bhd.	806,470	24,508
		Shares	Market Value• ($000)
	Sime Darby Bhd.	47,456,374	23,124
	Genting Malaysia Bhd.	37,663,719	22,939
	AMMB Holdings Bhd.	28,141,820	22,822
	Malaysia Airports Holdings Bhd.	13,069,939	20,686
	Inari Amertron Bhd.	36,573,178	18,987
	Petronas Dagangan Bhd.	3,434,540	17,453
	QL Resources Bhd.	13,727,064	17,394
	Telekom Malaysia Bhd.	15,594,398	17,374
	TIME dotCom Bhd.	13,045,984	16,072
*	Top Glove Corp. Bhd.	69,194,998	15,259
	Yinson Holdings Bhd.	24,000,504	14,112
	IJM Corp. Bhd.	39,670,421	13,904
	My EG Services Bhd.	67,343,762	11,973
	Hong Leong Financial Group Bhd.	2,738,932	11,135
	Fraser & Neave Holdings Bhd.	1,797,708	10,705
[3]	MR DIY Group M Bhd.	29,292,600	10,401
	Alliance Bank Malaysia Bhd.	13,890,553	10,381
	Bursa Malaysia Bhd.	7,239,708	10,198
	Hartalega Holdings Bhd.	22,565,494	9,537
	Frontken Corp. Bhd.	13,582,750	9,322
	ViTrox Corp. Bhd.	5,119,700	9,202
	YTL Corp. Bhd.	61,372,200	9,099
	Westports Holdings Bhd.	11,422,641	9,060
	Pentamaster Corp. Bhd.	7,949,950	8,785
	D&O Green Technologies Bhd.	9,433,300	8,727
	Sunway REIT	24,085,814	8,702
	KPJ Healthcare Bhd.	32,115,667	8,070
*	Bumi Armada Bhd.	49,856,805	7,529
	Malaysian Pacific Industries Bhd.	1,127,200	7,210
*	PMB Technology Bhd.	7,547,229	7,043
	Genting Plantations Bhd.	5,139,103	6,916
	Axis REIT	15,689,600	6,686
	VS Industry Bhd.	33,281,796	6,101
	Mega First Corp. Bhd.	7,891,230	6,050
	Chin Hin Group Bhd.	6,210,100	6,041
	Scientex Bhd.	7,720,724	5,910
	United Plantations Bhd.	1,531,900	5,689
*	Greatech Technology Bhd.	5,237,400	5,656
	British American Tobacco Malaysia Bhd.	2,123,069	5,032
	Bermaz Auto Bhd.	9,705,001	5,030
	UMW Holdings Bhd.	5,624,000	4,885
	Kossan Rubber Industries Bhd.	17,144,286	4,815
	CTOS Digital Bhd.	14,687,300	4,659
	Supermax Corp. Bhd.	21,678,543	4,239
*	Dagang NeXchange Bhd.	35,900,700	4,211
	Malaysia Building Society Bhd.	29,205,784	4,067
	Padini Holdings Bhd.	4,213,045	3,831
	Hibiscus Petroleum Bhd.	15,693,800	3,615
	DRB-Hicom Bhd.	10,771,617	3,413
	Astro Malaysia Holdings Bhd.	20,518,264	3,200
	Sports Toto Bhd.	9,558,019	2,982
	UWC Bhd.	3,974,200	2,872
*	Berjaya Corp. Bhd.	41,871,161	2,820
	FGV Holdings Bhd.	8,165,200	2,748
*	Velesto Energy Bhd.	49,256,112	2,560
	SP Setia Bhd. Group	16,371,278	2,118
	Syarikat Takaful Malaysia Keluarga Bhd.	2,858,300	2,111
	Malaysian Resources Corp. Bhd.	29,857,401	2,049
	Cahya Mata Sarawak Bhd.	7,558,570	1,904
[3]	Lotte Chemical Titan Holding Bhd.	6,241,047	1,752
*	Hong Seng Consolidated Bhd.	44,018,600	1,287
	WCT Holdings Bhd.	12,652,477	1,250
	UEM Sunrise Bhd.	19,975,455	1,146
*	Sunway Bhd. Warrants Exp. 10/3/24	2,251,901	156
*	Velesto Energy Bhd. Warrants Exp. 10/18/24	12,999,819	73
*	Malaysian Resources Corp. Bhd. Warrants Exp. 10/29/27	2,634,201	35

Total International Stock Index Fund
		Shares	Market Value• ($000)
*,2	Serba Dinamik Holdings Bhd. Warrants Exp. 12/5/24	5,144,856	6
*	Agmo Holdings Bhd.	6	—
			1,714,671
Mexico (0.8%)
	America Movil SAB de CV Class B	372,675,259	401,912
	Grupo Financiero Banorte SAB de CV	38,140,574	329,825
	Wal-Mart de Mexico SAB de CV	68,118,700	274,642
	Fomento Economico Mexicano SAB de CV	24,086,180	234,331
	Grupo Mexico SAB de CV Class B	41,691,586	205,009
	Grupo Bimbo SAB de CV Class A	29,201,500	156,406
*	Cemex SAB de CV	186,592,200	112,083
	Grupo Aeroportuario del Sureste SAB de CV Class B	2,648,620	76,021
	Grupo Aeroportuario del Pacifico SAB de CV Class B	3,917,897	69,707
*	Grupo Financiero Inbursa SAB de CV	26,329,330	64,082
	Coca-Cola Femsa SAB de CV	7,004,423	57,825
	Arca Continental SAB de CV	5,832,527	55,505
	Fibra Uno Administracion SA de CV	38,283,749	52,892
	Grupo Elektra SAB de CV	803,143	51,479
	Gruma SAB de CV Class B	2,571,758	40,255
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	3,635,868	39,967
	Grupo Comercial Chedraui SA de CV	6,009,545	35,523
	Grupo Carso SAB de CV	5,915,459	33,391
	Grupo Televisa SAB	31,971,232	32,434
[3]	Banco del Bajio SA	9,423,137	31,001
	Alfa SAB de CV Class A	48,349,687	30,683
	Orbia Advance Corp. SAB de CV	12,853,569	29,611
	Promotora y Operadora de Infraestructura SAB de CV	2,758,094	28,688
	Corp. Inmobiliaria Vesta SAB de CV	8,589,333	27,130
*	Industrias Penoles SAB de CV	1,640,102	25,203
	Kimberly-Clark de Mexico SAB de CV Class A	11,093,141	25,161
	Prologis Property Mexico SA de CV	7,205,958	24,893
*	Regional SAB de CV	3,151,666	23,081
	TF Administradora Industrial S de RL de CV	9,886,242	18,530
*	Alsea SAB de CV	6,894,621	18,476
	GCC SAB de CV	2,148,611	17,081
[3]	FIBRA Macquarie Mexico	10,363,844	17,039
	Becle SAB de CV	7,137,016	16,474
	Operadora De Sites Mexicanos SAB de CV	16,461,422	15,977
	El Puerto de Liverpool SAB de CV	2,581,178	15,762
	Qualitas Controladora SAB de CV	2,241,812	14,819
	Gentera SAB de CV	13,434,028	14,779
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	12,192,914	14,363
	Bolsa Mexicana de Valores SAB de CV	5,984,089	13,230
	La Comer SAB de CV	5,836,039	12,718
	Grupo Aeroportuario del Pacifico SAB de CV ADR	62,751	11,143
	Megacable Holdings SAB de CV	3,952,692	10,691
*	Sitios Latinoamerica SAB de CV	23,450,936	9,495
*,3	Grupo Traxion SAB de CV	4,577,273	8,908
	Genomma Lab Internacional SAB de CV Class B	9,855,747	8,190
*	Cemex SAB de CV ADR	1,249,504	7,497
*,3	Nemak SAB de CV	26,731,846	6,185
	Alpek SAB de CV Class A	4,894,947	5,178
	Concentradora Fibra Danhos SA de CV	3,056,219	4,066
*	Grupo Rotoplas SAB de CV	2,002,169	2,790
	Promotora y Operadora de Infraestructura SAB de CV (XMEX)	274,087	1,905
[2]	Sempra Energy	1	—
			2,834,036
		Shares	Market Value• ($000)
Netherlands (2.6%)
	ASML Holding NV	5,325,669	3,379,737
*	Prosus NV	9,777,206	731,663
*,3	Adyen NV	388,646	624,496
	ING Groep NV	47,869,759	593,694
	Wolters Kluwer NV	3,312,741	438,917
	Koninklijke Ahold Delhaize NV	12,650,099	434,969
	Heineken NV	3,316,730	380,844
	Koninklijke DSM NV	2,293,528	301,090
	Koninklijke Philips NV	11,697,589	246,960
	ASM International NV	606,786	220,293
	Universal Music Group NV	9,860,475	215,426
	Akzo Nobel NV	2,319,476	192,420
	ArcelorMittal SA	6,298,862	178,948
	Koninklijke KPN NV	42,674,381	155,629
	Heineken Holding NV	1,568,831	150,578
	NN Group NV	3,708,949	138,308
	IMCD NV	751,083	113,067
*	Exor NV	1,339,714	110,257
	Aegon NV	22,543,935	102,862
[1]	BE Semiconductor Industries NV	1,029,024	92,626
[3]	Euronext NV	1,071,357	85,204
[1,3]	ABN AMRO Bank NV	5,224,085	83,728
	ASR Nederland NV	1,894,498	83,325
	Randstad NV	1,451,984	78,895
	Aalberts NV	1,269,760	58,645
[3]	Signify NV	1,653,218	55,212
*,3	Just Eat Takeaway.com NV	2,632,239	46,159
	Arcadis NV	952,828	39,360
	OCI NV	1,273,340	33,553
	Koninklijke Vopak NV	858,282	32,794
	JDE Peet's NV	1,060,514	32,258
*	Allfunds Group plc	4,449,278	29,517
*,1,3	Basic-Fit NV	691,768	29,336
*	InPost SA	2,683,436	28,801
[1]	SBM Offshore NV	2,020,632	28,561
	TKH Group NV	546,236	26,444
*	Galapagos NV	639,924	24,829
	Corbion NV	778,485	24,508
*,1,3	Alfen NV	284,257	22,999
	APERAM SA	599,443	22,226
*	Fugro NV	1,479,852	20,983
[1,3]	CTP NV	1,324,034	17,372
	Eurocommercial Properties NV	654,220	15,689
	AMG Advanced Metallurgical Group NV	415,480	15,512
	Sligro Food Group NV	510,621	8,911
	Majorel Group Luxembourg SA	268,674	8,704
[1]	PostNL NV	4,824,309	8,679
	Flow Traders Ltd.	348,473	8,632
	Wereldhave NV	531,728	8,166
[1]	Koninklijke BAM Groep NV	3,477,066	7,620
*	TomTom NV	871,013	7,468
	Brunel International NV	508,771	6,880
	NSI NV	236,775	5,438
	Vastned Retail NV	208,339	4,746
*,1	Ebusco Holding NV	143,859	1,418
[3]	B&S Group Sarl	327,564	1,417
*,1,2	SRH NV	672,039	—
			9,816,773
New Zealand (0.2%)
	Fisher & Paykel Healthcare Corp. Ltd.	7,551,293	129,527
*	Auckland International Airport Ltd.	15,674,204	85,822
	Spark New Zealand Ltd.	24,878,362	80,610
	EBOS Group Ltd.	2,102,211	57,691
	Infratil Ltd.	9,656,940	57,103
	Meridian Energy Ltd.	16,567,435	56,109
	Contact Energy Ltd.	10,397,706	50,429

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Mainfreight Ltd.	1,083,377	48,116
*	a2 Milk Co. Ltd.	9,784,902	35,738
	Mercury NZ Ltd.	9,010,769	35,394
	Chorus Ltd.	5,700,771	30,482
	Fletcher Building Ltd.	10,253,790	28,591
	Ryman Healthcare Ltd.	7,406,584	24,331
	Goodman Property Trust	14,073,737	19,035
	Summerset Group Holdings Ltd.	2,973,162	14,983
	SKYCITY Entertainment Group Ltd.	9,892,508	14,691
	Precinct Properties New Zealand Ltd.	16,993,319	13,039
	Freightways Group Ltd.	2,193,286	12,893
	Kiwi Property Group Ltd.	19,822,464	11,303
	Genesis Energy Ltd.	6,618,797	11,107
*	Air New Zealand Ltd.	19,502,969	9,189
	Vital Healthcare Property Trust	6,146,701	8,865
*	Pushpay Holdings Ltd.	10,028,799	8,821
	Vector Ltd.	3,204,753	7,877
	Skellerup Holdings Ltd.	2,573,532	7,778
	Heartland Group Holdings Ltd.	7,741,688	7,626
	Argosy Property Ltd.	10,295,603	7,136
	Stride Property Group	6,453,899	5,152
	KMD Brands Ltd.	7,317,280	5,030
	SKY Network Television Ltd.	1,858,249	3,031
*	Pacific Edge Ltd.	9,231,172	2,659
	Scales Corp. Ltd.	1,284,262	2,505
*,1	Synlait Milk Ltd.	1,199,647	1,197
	Fletcher Building Ltd. (XASX)	312,070	876
			894,736
Norway (0.5%)
	Equinor ASA	12,218,055	351,770
	DNB Bank ASA	13,562,933	238,573
	Norsk Hydro ASA	17,737,616	130,532
	Mowi ASA	5,860,902	111,822
	Telenor ASA	8,392,804	104,727
	Aker BP ASA	4,028,276	96,299
	Yara International ASA	2,151,506	86,639
	Orkla ASA	10,147,446	72,938
	Bakkafrost P/F	676,095	49,292
	Storebrand ASA	6,247,599	48,203
	TOMRA Systems ASA	3,085,506	47,314
	Kongsberg Gruppen ASA	1,005,836	45,178
	Salmar ASA	929,183	41,282
	Gjensidige Forsikring ASA	2,283,248	39,774
	Subsea 7 SA	3,035,927	34,702
	SpareBank 1 SR-Bank ASA	2,395,633	28,064
*	Adevinta ASA	3,635,385	28,003
*,1	NEL ASA	19,566,755	26,889
	TGS ASA	1,589,795	24,932
*	Nordic Semiconductor ASA	2,076,442	22,484
	Borregaard ASA	1,314,935	22,002
	SpareBank 1 SMN	1,676,211	21,672
	Schibsted ASA Class A	1,195,810	21,231
*,1,3	AutoStore Holdings Ltd.	9,482,853	20,423
	Aker ASA Class A	316,465	19,343
	Leroy Seafood Group ASA	3,449,075	18,162
	Schibsted ASA Class B	1,092,116	17,683
*,1	Borr Drilling Ltd.	2,300,479	15,935
	Veidekke ASA	1,375,908	15,840
	Hafnia Ltd.	2,875,870	15,602
*	Atea ASA	1,076,863	14,814
[1]	Var Energi ASA	5,422,790	14,231
	FLEX LNG Ltd.	375,033	13,008
*,1	Kahoot! ASA	4,959,259	12,947
	Aker Solutions ASA	3,503,549	12,505
*,3	Elkem ASA	3,658,012	12,381
[3]	Europris ASA	1,642,173	11,761
	Austevoll Seafood ASA	1,174,990	11,065
		Shares	Market Value• ($000)
[3]	Scatec ASA	1,577,946	10,316
	Wallenius Wilhelmsen ASA	1,374,455	10,287
	Stolt-Nielsen Ltd.	297,677	8,583
	MPC Container Ships ASA	5,173,553	8,490
[3]	BW LPG Ltd.	1,040,690	8,408
*,3	Crayon Group Holding ASA	1,075,177	8,310
[3]	Entra ASA	724,551	7,363
	DNO ASA	7,272,820	7,276
	Grieg Seafood ASA	724,040	6,072
	Bonheur ASA	260,906	5,831
	Hoegh Autoliners ASA	887,415	5,766
*	Aker Carbon Capture ASA	4,247,753	4,358
	Sparebank 1 Oestlandet	363,919	4,281
*	Hexagon Composites ASA	1,396,585	4,235
*	BW Energy Ltd.	1,326,928	3,570
	BW Offshore Ltd.	1,174,994	3,135
[1]	Arendals Fossekompani ASA	147,323	3,047
*,1	Aker Horizons ASA	2,953,629	2,332
	Wilh Wilhelmsen Holding ASA Class A	11,502	301
			2,031,983
Other (0.2%)[4]
[1,5]	Vanguard FTSE Emerging Markets ETF	15,737,296	633,269
Pakistan (0.0%)
	Engro Corp. Ltd.	3,880,786	4,205
*	Lucky Cement Ltd.	2,482,436	3,511
	Hub Power Co. Ltd.	13,210,246	3,348
	Fauji Fertilizer Co. Ltd.	8,388,244	3,044
	Pakistan Oilfields Ltd.	1,913,137	2,758
	MCB Bank Ltd.	6,443,098	2,725
	Oil & Gas Development Co. Ltd.	7,825,388	2,370
*	TRG Pakistan	5,938,450	2,294
	Habib Bank Ltd.	8,451,327	2,158
	Engro Fertilizers Ltd.	7,208,646	2,134
	Pakistan State Oil Co. Ltd.	4,810,602	1,951
	United Bank Ltd.	4,284,561	1,855
	Pakistan Petroleum Ltd.	7,602,144	1,784
	Millat Tractors Ltd.	897,450	1,651
*	Systems Ltd.	440,513	706
	DG Khan Cement Co. Ltd.	3,394,245	538
*	Searle Co. Ltd.	1,816,220	349
	Nishat Mills Ltd.	444,878	86
*	National Bank of Pakistan	800,281	60
			37,527
Philippines (0.2%)
	SM Prime Holdings Inc.	141,073,436	86,660
	BDO Unibank Inc.	31,334,573	81,675
	International Container Terminal Services Inc.	14,514,270	56,920
	Bank of the Philippine Islands	25,809,002	50,201
	Ayala Land Inc.	98,677,500	47,691
	Ayala Corp.	3,753,347	43,473
	JG Summit Holdings Inc.	39,555,852	36,312
	Universal Robina Corp.	11,624,040	30,933
	PLDT Inc.	1,206,520	26,255
	Metropolitan Bank & Trust Co.	23,753,203	25,162
	Jollibee Foods Corp.	5,462,510	22,214
	Manila Electric Co.	3,514,935	21,560
[3]	Monde Nissin Corp.	94,327,570	15,949
	Aboitiz Power Corp.	20,073,762	13,804
	Globe Telecom Inc.	418,897	12,889
	Alliance Global Group Inc.	49,144,276	12,261
	Metro Pacific Investments Corp.	150,192,593	12,020
	Emperador Inc.	30,905,896	11,663
	GT Capital Holdings Inc.	1,272,122	10,998
*	ACEN Corp.	100,302,337	10,919
	Security Bank Corp.	6,001,522	10,012
	DMCI Holdings Inc.	53,473,238	9,488

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Wilcon Depot Inc.	18,060,008	9,451
	San Miguel Corp.	4,659,309	8,936
*	Bloomberry Resorts Corp.	40,743,340	7,734
	Semirara Mining & Power Corp. Class A	15,689,762	7,665
	Robinsons Retail Holdings Inc.	7,534,551	7,410
	Puregold Price Club Inc.	12,090,221	7,127
*	Converge Information & Communications Technology Solutions Inc.	32,806,937	7,006
	LT Group Inc.	35,371,100	6,492
*	Robinsons Land Corp.	24,246,633	6,326
	Century Pacific Food Inc.	12,542,036	5,859
	Megaworld Corp.	151,023,399	5,465
	D&L Industries Inc.	35,282,810	5,348
	Manila Water Co. Inc.	15,220,367	5,289
	RL Commercial REIT Inc.	47,154,399	4,916
	AREIT Inc.	7,336,773	4,466
	First Gen Corp.	5,589,768	1,598
*	Cebu Air Inc.	2,155,050	1,535
	Filinvest Land Inc.	48,355,273	690
	Vista Land & Lifescapes Inc.	14,300,328	455
*,2	Energy Development Corp. China Inc.	41,300	5
			752,832
Poland (0.2%)
	Polski Koncern Naftowy ORLEN SA	7,613,167	116,149
	Powszechna Kasa Oszczednosci Bank Polski SA	11,219,677	86,751
	Powszechny Zaklad Ubezpieczen SA	7,395,531	68,134
*,3	Dino Polska SA	631,714	64,424
	KGHM Polska Miedz SA	1,800,565	51,794
	Bank Polska Kasa Opieki SA	2,053,980	47,523
	LPP SA	14,647	42,223
*,1,3	Allegro.eu SA	5,288,236	41,683
	Santander Bank Polska SA	391,144	31,815
[1]	CD Projekt SA	856,616	23,374
*	KRUK SA	226,901	20,485
*,3	Pepco Group NV	1,957,281	18,769
	Orange Polska SA	8,579,747	14,948
	Asseco Poland SA	707,050	14,345
*	mBank SA	167,378	14,011
*	Alior Bank SA	1,294,449	13,561
	Cyfrowy Polsat SA	3,218,059	13,496
*	PGE Polska Grupa Energetyczna SA	8,058,957	13,350
*	Bank Millennium SA	7,945,226	9,430
	Bank Handlowy w Warszawie SA	410,690	8,871
*,1	Jastrzebska Spolka Weglowa SA	689,116	7,132
*	Tauron Polska Energia SA	12,625,428	6,287
*	Enea SA	3,511,494	5,679
*,1	CCC SA	512,151	5,520
*	Grupa Azoty SA	666,919	5,156
*	AmRest Holdings SE	1,036,235	4,671
	Warsaw Stock Exchange	518,381	4,506
*	Kernel Holding SA	566,058	2,467
	Ciech SA	125,754	1,466
*,2	CAPITEA SA	560,985	505
			758,525
Portugal (0.1%)
	EDP - Energias de Portugal SA	37,255,437	205,278
	Jeronimo Martins SGPS SA	3,618,691	91,319
	Galp Energia SGPS SA	6,725,242	81,266
*	EDP Renovaveis SA	3,169,689	70,455
	Banco Comercial Portugues SA	102,161,989	26,260
	REN - Redes Energeticas Nacionais SGPS SA	5,093,278	14,791
	Sonae SGPS SA	11,882,714	13,550
	NOS SGPS SA	3,031,590	13,328
	Navigator Co. SA	3,219,869	11,818
	CTT-Correios de Portugal SA	2,068,778	8,546
*,1	Greenvolt-Energias Renovaveis SA	763,043	5,186
		Shares	Market Value• ($000)
[1]	Altri SGPS SA	897,564	4,646
	Corticeira Amorim SGPS SA	396,437	4,478
	Semapa-Sociedade de Investimento e Gestao	183,875	2,778
			553,699
Qatar (0.2%)
	Qatar National Bank QPSC	58,687,109	248,502
	Qatar Islamic Bank SAQ	23,797,745	117,616
	Industries Qatar QSC	20,871,482	73,544
	Commercial Bank PSQC	44,547,899	72,240
	Masraf Al Rayan QSC	82,098,021	57,939
	Qatar International Islamic Bank QSC	15,524,206	42,442
	Qatar Gas Transport Co. Ltd.	35,878,136	39,137
	Qatar Fuel QSC	7,721,426	35,247
	Mesaieed Petrochemical Holding Co.	57,888,144	31,671
	Ooredoo QPSC	11,006,808	29,953
	Qatar Electricity & Water Co. QSC	6,047,922	27,804
	Barwa Real Estate Co.	26,892,471	18,571
	Qatar Navigation QSC	7,431,590	18,503
	Qatar Aluminum Manufacturing Co.	35,942,575	15,305
	Doha Bank QPSC	31,446,695	13,428
	Vodafone Qatar QSC	21,157,404	9,991
	United Development Co. QSC	21,697,445	6,709
	Gulf International Services QSC	11,415,128	6,618
*	Ezdan Holding Group QSC	20,333,212	5,380
	Al Meera Consumer Goods Co. QSC	1,300,675	5,207
	Medicare Group	3,149,595	5,204
			881,011
Romania (0.0%)
	Banca Transilvania SA	7,559,059	32,385
	OMV Petrom SA	206,820,144	22,448
	Societatea Nationala Nuclearelectrica SA	670,708	6,863
	One United Properties SA	21,781,520	4,069
*	MED Life SA	956,265	3,954
	Teraplast SA	15,627,857	2,017
			71,736
Russia (0.0%)
*,2	Sberbank of Russia PJSC	131,579,417	—
*,2	Mechel PJSC ADR	691,625	—
*,2	Mobile TeleSystems PJSC ADR	2,547,828	—
*,2	Surgutneftegas PJSC ADR	16,584	—
*,2	Sistema PJSFC GDR	697	—
*,2	Novatek PJSC GDR	7,017	—
*,2	Novolipetsk Steel PJSC GDR	977,419	—
*,2	Unipro PJSC	159,150,678	—
*,2	Severstal PAO GDR	543,443	—
*,2	Magnit PJSC GDR	3	—
[2]	PhosAgro PJSC	452,919	—
*,2	Mechel PJSC Preference Shares	1,017,064	—
[2]	OGK-2 PJSC	282,563,407	—
*,2	Polyus PJSC	50,544	—
*,2	Raspadskaya OJSC	802,310	—
*,2	TGC-1 PJSC	7,192,136,259	—
[2]	RusHydro PJSC	1,558,337,672	—
*,2	Aeroflot PJSC	13,516,903	—
[2]	Rostelecom PJSC	12,792,702	—
*,2	Mechel PJSC	1,344,496	—
[2]	Tatneft PJSC	15,352,037	—
[2]	Rosseti Lenenergo PJSC Preference Shares	912,167	—
*,2	Novolipetsk Steel PJSC	5,216,652	—
[2]	Mobile TeleSystems PJSC	6,090,423	—
*,2	Magnit PJSC	959,764	—
[2]	Novatek PJSC	13,650,994	—
[2]	Gazprom PJSC	135,012,958	—
[2]	Mosenergo PJSC	75,973,956	—
[2]	Transneft PJSC Preference Shares	20,177	—
*,2	Federal Grid Co. Unified Energy System PJSC	3,807,787,542	—

Total International Stock Index Fund
		Shares	Market Value• ($000)
[2]	LUKOIL PJSC	4,927,110	—
*,2	M.Video PJSC	692,424	—
[2]	Rosneft Oil Co. PJSC	15,028,017	—
*,2	Magnitogorsk Iron & Steel Works PJSC	27,346,793	—
[2]	Tatneft PJSC Preference Shares	1,942,172	—
*,2	VTB Bank PJSC	65,333,888,711	—
[2]	MMC Norilsk Nickel PJSC	643,469	—
*,2	ROSSETI PJSC	419,261,133	—
[2]	Inter RAO UES PJSC	463,184,131	—
*,2	EL5-ENERO PJSC	162,490,090	—
[2]	Bashneft PJSC	215,214	—
*,2	Sistema PJSFC	38,039,921	—
*,2	Severstal PAO	1,964,967	—
[2]	Surgutneftegas PJSC	89,794,608	—
[2]	Surgutneftegas PJSC Preference Shares	101,260,284	—
*,2	Alrosa PJSC	32,391,627	—
*,2	Moscow Exchange MICEX-RTS PJSC	18,622,385	—
*,2,3	Detsky Mir PJSC	6,909,739	—
*,2	MMC Norilsk Nickel PJSC ADR (XLON)	359	—
*,2	Polyus PJSC GDR	618,167	—
*,2	Tatneft PJSC ADR	601,213	—
*,2	LSR Group PJSC Class A	25,742	—
[2]	United Co. RUSAL International PJSC	32,707,076	—
*,2	Tatneft PJSC ADR (OOTC)	74,923	—
*,2	MMC Norilsk Nickel PJSC ADR	20,878	—
*,2	Credit Bank of Moscow PJSC	170,771,500	—
*,2	Sovcomflot PJSC	2,097,559	—
[2]	Novorossiysk Commercial Sea Port PJSC	35,580,873	—
[2]	Cherkizovo Group PJSC	16,416	—
[2]	Samolet Group	109,996	—
[2]	Bank St. Petersburg PJSC	314,414	—
[2]	IDGC of Centre & Volga Region PJSC	45,593,366	—
[2,3]	Segezha Group PJSC	16,822,200	—
*,2	PhosAgro PJSC GDR	8,608	—
			—
Saudi Arabia (1.1%)
	Al Rajhi Bank	25,905,455	534,687
	Saudi National Bank	28,733,216	377,114
[3]	Saudi Arabian Oil Co.	36,975,468	356,409
	Saudi Basic Industries Corp.	11,892,844	294,261
	Saudi Telecom Co.	23,732,175	285,640
*	Saudi Arabian Mining Co.	10,667,427	199,553
	Riyad Bank	19,408,877	156,541
	Saudi British Bank	13,218,787	128,338
	SABIC Agri-Nutrients Co.	3,075,868	110,593
	Alinma Bank	12,954,313	110,283
	Dr Sulaiman Al Habib Medical Services Group Co.	1,212,158	93,113
	Banque Saudi Fransi	7,758,682	80,505
	ACWA Power Co.	1,759,261	74,006
*	Bank AlBilad	6,472,184	72,136
	Saudi Electricity Co.	10,309,055	66,832
	Arab National Bank	8,779,717	64,379
	Etihad Etisalat Co.	4,988,878	61,530
	Almarai Co. JSC	3,341,434	52,712
	Sahara International Petrochemical Co.	4,735,459	49,376
	Bupa Arabia for Cooperative Insurance Co.	945,115	44,580
	Yanbu National Petrochemical Co.	3,655,772	43,891
	Mouwasat Medical Services Co.	630,561	41,674
	Elm Co.	339,733	40,290
	Jarir Marketing Co.	779,041	33,984
	Saudi Industrial Investment Group	4,867,693	33,196
*	Saudi Kayan Petrochemical Co.	9,730,321	33,032
*	Dar Al Arkan Real Estate Development Co.	6,983,255	30,145
	Savola Group	3,496,785	29,786
	Saudi Investment Bank	6,543,727	28,719
	Saudi Tadawul Group Holding Co.	636,618	28,573
		Shares	Market Value• ($000)
	Bank Al-Jazira	5,356,014	28,025
	Nahdi Medical Co.	519,441	24,961
	Arabian Internet & Communications Services Co.	332,364	24,879
	Dallah Healthcare Co.	540,131	24,609
*	Saudi Research & Media Group	429,857	24,172
*	Mobile Telecommunications Co. Saudi Arabia	5,833,187	23,362
	Abdullah Al Othaim Markets Co.	588,387	22,558
*	Co. for Cooperative Insurance	808,478	22,272
	Advanced Petrochemical Co.	1,671,522	21,346
*	Rabigh Refining & Petrochemical Co.	5,486,862	16,356
*	National Industrialization Co.	4,339,294	15,916
	Al Hammadi Holding	1,031,788	15,510
	Saudia Dairy & Foodstuff Co.	207,818	15,454
*	Emaar Economic City	5,854,438	15,179
	Saudi Cement Co.	1,005,384	15,114
	Saudi Airlines Catering Co.	526,779	13,387
*	Aldrees Petroleum & Transport Services Co.	486,542	13,076
	Southern Province Cement Co.	926,777	13,029
*	Seera Group Holding	1,923,013	12,773
	Arabian Centres Co. Ltd.	2,111,213	12,249
	Yamama Cement Co.	1,331,692	11,706
	Qassim Cement Co.	578,794	10,650
	United Electronics Co.	515,999	10,584
	Leejam Sports Co. JSC	331,433	10,566
	Yanbu Cement Co.	1,025,824	9,829
*	Astra Industrial Group	483,429	8,704
*	Saudi Ground Services Co.	1,164,509	8,071
	National Gas & Industrialization Co.	486,572	8,010
	Jadwa REIT Saudi Fund	2,169,391	7,805
	United International Transportation Co.	476,243	7,587
	National Medical Care Co.	296,424	7,520
	Al Masane Al Kobra Mining Co.	362,575	7,499
	Al-Dawaa Medical Services Co.	348,238	7,193
	BinDawood Holding Co.	388,251	7,111
*	Saudi Real Estate Co.	1,783,734	6,590
	Arabian Cement Co.	664,126	6,287
	Arriyadh Development Co.	1,146,483	6,203
	Eastern Province Cement Co.	540,784	6,151
*	Middle East Healthcare Co.	566,357	5,891
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	790,730	5,425
	City Cement Co.	922,357	5,382
*	National Agriculture Development Co.	668,591	5,264
	Saudi Ceramic Co.	544,615	4,678
	Saudi Chemical Co. Holding	561,232	4,520
	Najran Cement Co.	1,156,847	4,425
*	Dur Hospitality Co.	553,591	4,111
*	Saudi Public Transport Co.	827,655	4,066
	Northern Region Cement Co.	1,195,425	3,832
	Bawan Co.	399,866	3,111
*	Methanol Chemicals Co.	440,406	2,963
*	Sinad Holding Co.	790,535	2,596
*	Al Jouf Cement Co.	732,810	2,503
*	Herfy Food Services Co.	255,467	2,428
	Hail Cement Co.	696,664	2,278
*	Tabuk Cement Co.	536,351	2,234
*	Fawaz Abdulaziz Al Hokair & Co.	452,361	1,946
*	Zamil Industrial Investment Co.	385,321	1,883
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	656,149	1,560
			4,149,267
Singapore (0.9%)
	DBS Group Holdings Ltd.	23,903,161	590,646
	Oversea-Chinese Banking Corp. Ltd.	46,465,144	439,602
	United Overseas Bank Ltd.	17,028,493	361,650
	Singapore Telecommunications Ltd.	99,250,916	190,200

Total International Stock Index Fund
		Shares	Market Value• ($000)
	CapitaLand Integrated Commercial Trust	66,818,319	102,027
	CapitaLand Ascendas REIT	45,192,927	97,252
	Capitaland Investment Ltd.	33,715,625	94,378
	Keppel Corp. Ltd.	18,380,252	85,347
	Wilmar International Ltd.	27,727,955	81,901
	Singapore Exchange Ltd.	10,721,543	77,159
	Singapore Airlines Ltd.	16,832,356	74,034
	Genting Singapore Ltd.	76,571,882	65,142
	Mapletree Logistics Trust	42,439,587	55,539
	Singapore Technologies Engineering Ltd.	20,144,703	54,840
*	Sembcorp Marine Ltd.	551,499,107	51,435
	Mapletree Industrial Trust	24,847,403	44,418
	Venture Corp. Ltd.	3,453,561	44,122
	Mapletree Pan Asia Commercial Trust	29,946,213	39,668
	Sembcorp Industries Ltd.	12,003,717	38,624
	Frasers Logistics & Commercial Trust	37,635,128	38,197
	UOL Group Ltd.	6,588,259	34,370
	Jardine Cycle & Carriage Ltd.	1,308,122	33,316
	City Developments Ltd.	6,130,820	32,072
	Suntec REIT	27,746,209	28,126
	Keppel DC REIT	17,005,888	27,496
	NetLink NBN Trust	38,156,529	25,048
	ComfortDelGro Corp. Ltd.	27,473,804	24,594
	Frasers Centrepoint Trust	14,613,131	24,282
	CapitaLand Ascott Trust	28,073,986	22,793
*	SATS Ltd.	11,096,661	21,198
	Keppel REIT	28,985,467	18,956
	Olam Group Ltd.	15,130,655	18,263
	ESR-LOGOS REIT	71,573,436	17,472
	Keppel Infrastructure Trust	46,454,133	17,077
	Raffles Medical Group Ltd.	12,533,695	13,841
	Parkway Life REIT	4,603,326	13,407
	Lendlease Global Commercial REIT	25,100,644	13,206
	CapitaLand China Trust	15,169,019	12,651
	Hutchison Port Holdings Trust	65,511,860	12,428
	PARAGON REIT	15,994,187	11,226
	CDL Hospitality Trusts	11,534,368	10,941
	Capitaland India Trust	11,482,675	9,403
	AEM Holdings Ltd.	3,525,510	8,985
	AIMS APAC REIT	8,299,286	8,550
	First Resources Ltd.	6,846,437	7,893
	Sheng Siong Group Ltd.	5,664,362	7,523
	Singapore Post Ltd.	18,752,094	7,184
[1]	iFAST Corp. Ltd.	1,986,531	6,915
	OUE Commercial REIT	27,139,046	6,626
	Cromwell European REIT	3,841,569	6,526
	Starhill Global REIT	16,164,269	6,372
	Far East Hospitality Trust	11,781,183	5,487
*,1	Golden Energy & Resources Ltd.	7,319,600	5,255
	StarHub Ltd.	6,922,757	5,198
*	SIA Engineering Co. Ltd.	2,872,141	4,817
	Hour Glass Ltd.	3,068,976	4,797
	UMS Holdings Ltd.	5,994,696	4,658
	Keppel Pacific Oak US REIT	10,750,306	3,876
	Manulife US REIT	21,233,261	3,813
	Digital Core REIT Management Pte. Ltd.	8,657,767	3,778
	First REIT	15,850,033	3,213
	Riverstone Holdings Ltd.	6,671,799	3,035
[1]	Nanofilm Technologies International Ltd.	2,399,470	2,717
	Silverlake Axis Ltd.	10,580,209	2,664
	Prime US REIT	8,617,538	2,247
	Bumitama Agri Ltd.	3,846,191	1,662
*	COSCO SHIPPING International Singapore Co. Ltd.	12,398,926	1,565
*	Yoma Strategic Holdings Ltd.	15,880,437	1,206
*,1,2	Ezra Holdings Ltd.	20,298,532	167
		Shares	Market Value• ($000)
*	Keppel Infrastructure Trust Rights Exp. 5/10/23	2,322,706	40
*,2	Eagle Hospitality Trust	11,225,800	—
			3,195,116
South Africa (0.9%)
	Naspers Ltd.	2,541,545	453,060
	FirstRand Ltd.	65,513,723	230,888
	Gold Fields Ltd.	11,603,537	180,822
	MTN Group Ltd.	23,775,540	166,995
[1]	Standard Bank Group Ltd.	17,577,939	164,806
	AngloGold Ashanti Ltd.	5,522,407	147,595
[1]	Absa Group Ltd.	11,003,775	107,042
	Impala Platinum Holdings Ltd.	10,757,143	104,729
	Bid Corp. Ltd.	4,397,734	100,190
	Capitec Bank Holdings Ltd.	1,123,796	97,960
	Sasol Ltd.	7,386,458	96,187
	Sibanye Stillwater Ltd.	37,045,007	81,900
[1]	Shoprite Holdings Ltd.	6,406,263	78,182
[1]	Sanlam Ltd.	23,089,365	71,273
[1]	Nedbank Group Ltd.	5,524,559	63,824
	Bidvest Group Ltd.	4,487,885	61,476
*	Discovery Ltd.	6,924,608	54,470
	Vodacom Group Ltd.	7,880,386	54,015
	Remgro Ltd.	6,676,680	51,103
	Aspen Pharmacare Holdings Ltd.	4,899,254	49,036
*	Northam Platinum Holdings Ltd.	4,899,832	47,976
	Clicks Group Ltd.	3,228,622	47,142
	Anglo American Platinum Ltd.	745,981	44,228
	Woolworths Holdings Ltd.	12,343,632	43,950
	Reinet Investments SCA	1,786,236	39,015
	NEPI Rockcastle NV	6,169,032	37,239
[1]	Exxaro Resources Ltd.	3,169,477	33,303
	Harmony Gold Mining Co. Ltd.	7,070,352	33,121
[1]	Growthpoint Properties Ltd.	44,890,255	31,287
[1]	Old Mutual Ltd. (AQXE)	44,459,392	28,095
	Mr Price Group Ltd.	3,389,100	27,883
	MultiChoice Group	4,082,779	25,543
[3]	Pepkor Holdings Ltd.	27,218,896	25,231
	Tiger Brands Ltd.	2,076,109	22,493
	Foschini Group Ltd.	4,273,895	22,161
	OUTsurance Group Ltd.	11,060,897	21,075
	Investec Ltd.	3,798,429	20,887
	Life Healthcare Group Holdings Ltd.	18,351,826	20,825
[1]	SPAR Group Ltd.	2,551,058	19,599
	Redefine Properties Ltd.	87,961,560	18,661
	African Rainbow Minerals Ltd.	1,398,817	17,572
	Kumba Iron Ore Ltd.	721,565	17,546
	Sappi Ltd.	7,553,047	17,182
	Momentum Metropolitan Holdings	16,589,593	16,807
	Netcare Ltd.	19,152,919	16,727
	AVI Ltd.	4,382,112	16,354
	Truworths International Ltd.	4,875,222	14,520
	Thungela Resources Ltd. (XLON)	1,545,439	14,339
	Barloworld Ltd.	2,463,950	12,226
	Pick n Pay Stores Ltd.	4,612,820	10,943
*	Fortress Real Estate Investments Ltd. Class A (XJSE)	14,684,826	10,433
[1]	Motus Holdings Ltd.	1,985,568	10,312
[1]	Resilient REIT Ltd.	4,148,504	10,301
	Old Mutual Ltd.	14,964,839	9,519
	Super Group Ltd.	4,794,371	8,400
	Santam Ltd.	521,279	8,104
	Equites Property Fund Ltd.	9,472,755	8,083
	MAS plc	6,707,159	7,938
	Royal Bafokeng Platinum Ltd.	996,078	7,816
	Vukile Property Fund Ltd.	11,178,895	7,720
	Hyprop Investments Ltd.	4,268,998	7,458
	Omnia Holdings Ltd.	2,306,288	7,261

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Ninety One Ltd.	3,080,461	6,967
*	Telkom SA SOC Ltd.	3,796,932	6,894
[3]	Dis-Chem Pharmacies Ltd.	4,717,899	6,874
	AECI Ltd.	1,401,089	6,619
[1]	DRDGOLD Ltd.	6,066,626	6,489
	Reunert Ltd.	1,889,976	6,095
	JSE Ltd.	1,156,483	6,086
	Coronation Fund Managers Ltd.	3,466,265	5,688
	KAP Ltd.	32,287,058	5,375
	Sun International Ltd.	2,314,168	5,189
	DataTec Ltd.	2,569,945	5,111
[1]	Transaction Capital Ltd.	7,497,730	4,988
	Astral Foods Ltd.	484,185	4,450
	Tsogo Sun Gaming Ltd.	6,415,418	4,288
	Attacq Ltd.	8,461,360	4,180
*	Wilson Bayly Holmes-Ovcon Ltd.	696,400	4,126
*	Fortress Real Estate Investments Ltd. Class B (XJSE)	14,360,664	3,945
	Investec Property Fund Ltd.	6,578,354	3,166
	SA Corporate Real Estate Ltd.	30,384,496	3,107
	Raubex Group Ltd.	2,130,266	3,076
	Curro Holdings Ltd.	6,531,294	2,896
	Adcock Ingram Holdings Ltd.	993,446	2,725
	Cashbuild Ltd.	272,175	2,638
[1]	Thungela Resources Ltd. (XJSE)	269,171	2,523
	Emira Property Fund Ltd.	3,808,581	2,094
*	Blue Label Telecoms Ltd.	7,059,433	1,742
*	Zeda Ltd.	2,474,010	1,644
*	Brait plc	107,698	20
			3,401,823
South Korea (3.3%)
	Samsung Electronics Co. Ltd.	62,605,915	3,080,467
	SK Hynix Inc.	7,126,943	479,526
	Samsung Electronics Co. Ltd. Preference Shares	10,934,121	457,100
	Samsung SDI Co. Ltd.	695,856	361,130
	LG Chem Ltd.	613,986	341,059
	POSCO Holdings Inc.	984,544	278,631
	NAVER Corp.	1,896,366	274,737
	Hyundai Motor Co.	1,827,903	270,766
	Kia Corp.	3,393,201	214,903
*	LG Energy Solution Ltd.	456,837	199,106
	KB Financial Group Inc.	5,119,536	190,018
[1]	Celltrion Inc.	1,451,836	174,931
	Kakao Corp.	3,984,458	174,478
	Shinhan Financial Group Co. Ltd.	6,567,316	171,935
*,3	Samsung Biologics Co. Ltd.	242,141	141,618
	Hyundai Mobis Co. Ltd.	823,662	134,142
[1]	Ecopro Co. Ltd.	238,472	130,975
	Hana Financial Group Inc.	3,796,507	119,300
	LG Electronics Inc.	1,448,557	118,952
[1]	Ecopro BM Co. Ltd.	518,890	104,198
*,1	SK Innovation Co. Ltd.	699,358	91,021
	Samsung C&T Corp.	1,106,801	90,895
	KT&G Corp.	1,409,362	90,314
[1]	POSCO Future M Co. Ltd.	358,685	90,287
	Samsung Electro-Mechanics Co. Ltd.	733,343	79,308
	LG Corp.	1,162,915	76,115
	Woori Financial Group Inc.	8,361,808	73,544
	Samsung Fire & Marine Insurance Co. Ltd.	429,454	72,245
*	Doosan Enerbility Co. Ltd.	5,509,968	69,040
[1]	Celltrion Healthcare Co. Ltd.	1,302,726	67,906
[1]	L&F Co. Ltd.	305,141	60,910
[1]	Meritz Financial Group Inc.	1,736,470	59,772
[1]	HMM Co. Ltd.	3,850,091	58,973
	NCSoft Corp.	208,040	58,870
[1]	SK Inc.	475,178	57,948
		Shares	Market Value• ($000)
*,1	Krafton Inc.	386,023	55,763
[1]	LG H&H Co. Ltd.	117,997	55,098
*	Hanwha Solutions Corp.	1,354,677	48,745
*	HYBE Co. Ltd.	240,432	48,620
	Samsung Life Insurance Co. Ltd.	978,881	48,529
	Korea Zinc Co. Ltd.	125,628	48,286
	Hyundai Motor Co. Preference Shares (XKRX)	562,090	46,627
*	Samsung Engineering Co. Ltd.	2,079,695	45,394
	Samsung SDS Co. Ltd.	478,013	42,031
	Korean Air Lines Co. Ltd.	2,439,694	41,850
*	SK Square Co. Ltd.	1,302,759	41,518
*	Korea Electric Power Corp.	2,788,507	38,932
[1]	Amorepacific Corp.	411,471	38,070
	Korea Aerospace Industries Ltd.	925,950	38,034
	DB Insurance Co. Ltd.	590,216	37,102
[1]	KakaoBank Corp.	2,238,704	37,063
	LG Innotek Co. Ltd.	185,375	36,895
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	568,907	36,185
*,1	HLB Inc.	1,330,804	35,368
	Hanwha Aerospace Co. Ltd.	457,175	35,180
*	CosmoAM&T Co. Ltd.	264,481	34,705
*	Samsung Heavy Industries Co. Ltd.	8,137,924	34,666
*	LG Display Co. Ltd.	2,945,542	32,836
	Orion Corp.	285,343	30,936
[1]	Lotte Chemical Corp.	240,250	30,280
	S-Oil Corp.	540,076	30,248
	Yuhan Corp.	695,032	29,969
	Hyundai Glovis Co. Ltd.	243,250	29,840
	HD Hyundai Co. Ltd.	664,183	29,452
	LG Chem Ltd. Preference Shares	99,619	29,152
	Hyundai Engineering & Construction Co. Ltd.	942,978	29,013
[1]	Coway Co. Ltd.	745,721	27,380
	Hyundai Steel Co.	987,772	27,008
	Industrial Bank of Korea	3,376,585	25,428
	Hankook Tire & Technology Co. Ltd.	976,057	25,209
[1]	Hotel Shilla Co. Ltd.	410,995	25,110
	CJ CheilJedang Corp.	107,856	24,976
[1]	JYP Entertainment Corp.	362,575	24,527
	Hanmi Pharm Co. Ltd.	99,925	24,168
*,1	Hyundai Rotem Co. Ltd.	953,556	23,515
	LG Uplus Corp.	2,815,509	23,223
[1]	Kumho Petrochemical Co. Ltd.	224,346	22,941
	Mirae Asset Securities Co. Ltd.	4,367,236	22,692
[1]	F&F Co. Ltd.	209,207	22,136
	Hyundai Marine & Fire Insurance Co. Ltd.	785,834	22,077
[1,2]	OCI Co. Ltd.	236,728	21,294
	DB HiTek Co. Ltd.	463,705	21,113
	Samsung Securities Co. Ltd.	824,752	20,936
	Korea Investment Holdings Co. Ltd.	501,793	20,738
*,1	HD Hyundai Heavy Industries Co. Ltd.	249,620	20,537
	GS Holdings Corp.	676,566	20,102
	Kangwon Land Inc.	1,392,521	19,726
*	Kum Yang Co. Ltd.	386,386	19,414
*,1,3	SK IE Technology Co. Ltd.	332,099	19,308
	BNK Financial Group Inc.	3,862,499	19,216
[1]	SKC Co. Ltd.	254,012	18,972
	E-MART Inc.	255,602	18,694
	Fila Holdings Corp.	674,868	18,536
[1]	Hansol Chemical Co. Ltd.	108,558	18,095
*,1	SK Biopharmaceuticals Co. Ltd.	321,169	16,608
*,1	Celltrion Pharm Inc.	270,791	16,599
	LS Corp.	232,183	15,595
	Hyundai Motor Co. Preference Shares	193,423	15,352
[1]	HL Mando Co. Ltd.	436,831	15,176
*,1	Alteogen Inc.	447,483	14,652
	Hanon Systems	2,130,518	14,646

Total International Stock Index Fund
		Shares	Market Value• ($000)
*,1	Hyundai Mipo Dockyard Co. Ltd.	265,894	14,636
[1]	CS Wind Corp.	258,064	14,610
	Hanwha Corp.	706,910	14,357
[1]	Shinsegae Inc.	91,110	14,066
*	Cosmochemical Co. Ltd.	319,101	13,978
*,1	SK Bioscience Co. Ltd.	261,554	13,822
	GS Engineering & Construction Corp.	826,629	13,414
[1]	HD Hyundai Infracore Co. Ltd.	1,808,757	13,383
*	Pearl Abyss Corp.	407,038	13,182
[1]	Posco International Corp.	650,928	13,087
	Youngone Corp.	391,998	12,974
*,1	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	635,050	12,847
[1]	Lotte Energy Materials Corp.	278,938	12,619
[1]	Cheil Worldwide Inc.	908,206	12,568
	NH Investment & Securities Co. Ltd.	1,779,535	12,459
*,1	Bioneer Corp.	285,018	12,442
	NongShim Co. Ltd.	41,924	12,421
[1]	LEENO Industrial Inc.	121,223	12,175
	Doosan Bobcat Inc.	315,594	12,108
[1]	KIWOOM Securities Co. Ltd.	171,425	12,047
[1]	Hyosung Advanced Materials Corp.	40,912	11,933
*,1	Kakao Games Corp.	388,142	11,794
[1]	JB Financial Group Co. Ltd.	1,883,154	11,783
	BGF retail Co. Ltd.	83,311	11,623
	CJ Corp.	169,518	11,607
*,1	Kakaopay Corp.	277,476	11,403
[1]	Hyosung TNC Corp.	39,650	11,209
	HD Hyundai Electric Co. Ltd.	294,421	11,168
	Medytox Inc.	63,079	11,167
[1]	LX Semicon Co. Ltd.	140,546	11,112
[1]	S-1 Corp.	252,986	11,049
*,1,3	Netmarble Corp.	225,171	10,964
[1]	DL E&C Co. Ltd.	405,364	10,711
	LOTTE Fine Chemical Co. Ltd.	232,608	10,683
[1]	Advanced Nano Products Co. Ltd.	94,510	10,595
[1]	WONIK IPS Co. Ltd.	461,794	10,576
[1]	Hanmi Science Co. Ltd.	321,811	10,567
	DGB Financial Group Inc.	2,042,019	10,472
[1]	AMOREPACIFIC Group	376,520	10,323
	GS Retail Co. Ltd.	517,945	10,317
[1]	Pan Ocean Co. Ltd.	2,509,473	10,241
[1]	People & Technology Inc.	245,575	9,950
*,1	Sam Chun Dang Pharm Co. Ltd.	175,286	9,890
	LS Electric Co. Ltd.	205,299	9,728
[1]	Daejoo Electronic Materials Co. Ltd.	129,091	9,541
[1]	Wemade Co. Ltd.	225,108	9,434
	Dentium Co. Ltd.	86,983	9,389
	SM Entertainment Co. Ltd.	115,571	9,312
	SK Telecom Co. Ltd.	259,303	9,240
[1]	Soulbrain Co. Ltd.	56,038	9,221
[1]	KCC Corp.	54,467	9,079
	Hanmi Semiconductor Co. Ltd.	585,099	9,056
*,1	Doosan Fuel Cell Co. Ltd.	400,522	8,997
*,1	HLB Life Science Co. Ltd.	1,102,056	8,874
[1]	Lotte Shopping Co. Ltd.	148,005	8,849
[1]	Hyundai Wia Corp.	207,831	8,738
[1]	KEPCO Engineering & Construction Co. Inc.	164,232	8,655
[1]	Dongjin Semichem Co. Ltd.	388,824	8,618
*	SOLUM Co. Ltd.	464,693	8,511
	LIG Nex1 Co. Ltd.	144,578	8,476
[1]	Hanwha Systems Co. Ltd.	794,930	8,428
	Samsung Card Co. Ltd.	378,083	8,423
[1]	Hanjin Kal Corp.	279,027	8,261
*,1	Korea Electric Power Corp. ADR	1,169,480	8,210
[1]	Chunbo Co. Ltd.	55,325	8,058
*	CJ ENM Co. Ltd.	134,593	8,036
		Shares	Market Value• ($000)
[1]	Hyundai Elevator Co. Ltd.	317,850	7,979
	Kolon Industries Inc.	246,927	7,925
	HD Hyundai Construction Equipment Co. Ltd.	154,268	7,853
[1]	Poongsan Corp.	245,542	7,804
[1]	Koh Young Technology Inc.	784,624	7,799
	Hyundai Department Store Co. Ltd.	196,811	7,621
[1]	KEPCO Plant Service & Engineering Co. Ltd.	279,561	7,478
	Korean Reinsurance Co.	1,318,208	7,460
*	Daewoo Engineering & Construction Co. Ltd.	2,357,161	7,454
[1]	Lotte Corp.	353,230	7,410
*,1	Hanall Biopharma Co. Ltd.	481,664	7,408
[1]	SFA Engineering Corp.	246,748	7,375
*,1	STCUBE	538,777	7,349
	Daeduck Electronics Co. Ltd.	446,922	7,247
[1]	Posco DX Co. Ltd.	724,167	7,196
[1]	Ecopro HN Co. Ltd.	143,313	7,194
*,1	Hyundai Bioscience Co. Ltd.	472,499	7,176
[1]	Eo Technics Co. Ltd.	109,001	7,136
[1]	S&S Tech Corp.	210,846	7,084
*	Korea Gas Corp.	348,979	7,002
	ST Pharm Co. Ltd.	117,895	6,986
	SK Chemicals Co. Ltd.	129,746	6,930
	Chong Kun Dang Pharmaceutical Corp.	109,217	6,925
*,1	Paradise Co. Ltd.	599,600	6,904
[1]	SD Biosensor Inc.	438,988	6,846
[1]	Hite Jinro Co. Ltd.	409,957	6,835
[1]	YG Entertainment Inc.	148,806	6,818
*	Hanwha Life Insurance Co. Ltd.	3,666,187	6,812
[1]	Foosung Co. Ltd.	670,500	6,800
*,1	SK oceanplant Co. Ltd.	461,766	6,793
	LX International Corp.	308,226	6,759
[1]	Green Cross Corp.	72,719	6,738
[1]	Seegene Inc.	367,719	6,701
[1]	Park Systems Corp.	60,600	6,641
[1]	Dongkuk Steel Mill Co. Ltd.	740,794	6,640
*,1	Sungeel Hitech Co. Ltd.	63,369	6,494
*,1	Oscotec Inc.	407,814	6,491
*,1	Hugel Inc.	76,209	6,486
	SSANGYONG C&E Co. Ltd.	1,475,963	6,463
[1]	SK Networks Co. Ltd.	1,850,632	6,459
*,1	LegoChem Biosciences Inc.	222,285	6,381
[1]	Com2uSCorp	123,768	6,372
[1]	CJ Logistics Corp.	106,101	6,128
	PharmaResearch Co. Ltd.	80,569	6,106
[1]	Ottogi Corp.	17,655	6,098
[1]	Kolmar Korea Co. Ltd.	198,936	6,031
*,1	Hana Tour Service Inc.	144,432	5,967
*	W-Scope Chungju Plant Co. Ltd.	172,091	5,941
[1]	DL Holdings Co. Ltd.	159,429	5,907
*,1	Shin Poong Pharmaceutical Co. Ltd.	435,133	5,888
	LG Electronics Inc. Preference Shares	158,057	5,820
[1]	Dongwon Industries Co. Ltd.	167,351	5,816
[1]	BH Co. Ltd.	334,697	5,802
[1]	Innox Advanced Materials Co. Ltd.	175,217	5,802
*,1	Cosmax Inc.	100,227	5,800
	Douzone Bizon Co. Ltd.	252,619	5,769
[1]	Dongsuh Cos. Inc.	401,203	5,769
*,1	Chabiotech Co. Ltd.	589,413	5,743
*,1	Creative & Innovative System	610,410	5,740
*	KMW Co. Ltd.	393,194	5,686
*	Kumho Tire Co. Inc.	1,684,637	5,674
[1]	Hyosung Corp.	113,772	5,609
*,1	Eoflow Co. Ltd.	301,539	5,609
[1]	HDC Hyundai Development Co-Engineering & Construction	618,924	5,595
[1]	Jusung Engineering Co. Ltd.	463,149	5,460
	Hyundai Autoever Corp.	58,538	5,396

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1]	Hana Micron Inc.	464,441	5,334
[1]	SIMMTECH Co. Ltd.	244,999	5,286
[1]	AfreecaTV Co. Ltd.	90,662	5,285
	Doosan Co. Ltd.	74,555	5,214
	Solus Advanced Materials Co. Ltd.	171,776	5,206
[1]	Daewoong Pharmaceutical Co. Ltd.	62,830	5,196
*,1,2	Taihan Electric Wire Co. Ltd.	4,621,569	5,171
*,1	Duk San Neolux Co. Ltd.	158,353	5,165
*,1	ABLBio Inc.	326,079	5,155
	HAESUNG DS Co. Ltd.	144,350	5,064
	JR Global REIT	1,526,111	5,041
*,1	Neowiz	151,553	5,007
*	Hyosung Heavy Industries Corp.	84,344	4,966
	Lutronic Corp.	255,279	4,964
*,1	IS Dongseo Co. Ltd.	178,055	4,941
[1]	SL Corp.	210,603	4,907
	Youlchon Chemical Co. Ltd.	168,675	4,883
	TKG Huchems Co. Ltd.	285,183	4,866
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	38,862	4,852
*,1	Myoung Shin Industrial Co. Ltd.	355,711	4,828
	Lotte Chilsung Beverage Co. Ltd.	41,308	4,815
	ESR Kendall Square REIT Co. Ltd.	1,707,631	4,807
*	NHN Corp.	235,946	4,803
*,1	Naturecell Co. Ltd.	606,553	4,793
[1]	MegaStudyEdu Co. Ltd.	101,642	4,773
*,1	Enchem Co. Ltd.	90,859	4,773
*,1	GemVax & Kael Co. Ltd.	455,742	4,753
[1]	HK inno N Corp.	196,135	4,745
*	Pharmicell Co. Ltd.	694,271	4,724
	SK REITs Co. Ltd.	1,279,276	4,720
[1]	Samyang Foods Co. Ltd.	53,360	4,650
[1]	Harim Holdings Co. Ltd.	655,162	4,605
[1]	PI Advanced Materials Co. Ltd.	183,234	4,491
*	Jeju Air Co. Ltd.	416,654	4,402
	Innocean Worldwide Inc.	146,157	4,377
*	Asiana Airlines Inc.	451,128	4,339
[1]	Green Cross Holdings Corp.	367,789	4,300
	Daou Technology Inc.	299,334	4,294
[1]	Sebang Global Battery Co. Ltd.	106,708	4,292
[1]	Intellian Technologies Inc.	83,089	4,274
*	GeneOne Life Science Inc.	947,687	4,268
[1]	INTOPS Co. Ltd.	158,857	4,188
[1]	DoubleUGames Co. Ltd.	123,408	4,188
	Korea Electric Terminal Co. Ltd.	90,810	4,168
[1]	Tokai Carbon Korea Co. Ltd.	55,423	4,148
*,1	Studio Dragon Corp.	83,433	4,141
	LG H&H Co. Ltd. Preference Shares	20,353	4,078
*,1	SFA Semicon Co. Ltd.	1,023,047	4,073
*,1	Vaxcell-Bio Therapeutics Co. Ltd.	134,870	4,044
[1]	Korea Petrochemical Ind Co. Ltd.	37,028	4,031
*,1	Wysiwyg Studios Co. Ltd.	304,272	4,024
	LOTTE REIT Co. Ltd.	1,484,660	4,004
	KCC Glass Corp.	115,230	3,965
[1]	Han Kuk Carbon Co. Ltd.	454,707	3,906
[1]	RFHIC Corp.	220,289	3,877
[1]	Sungwoo Hitech Co. Ltd.	604,616	3,856
[1]	Samyang Holdings Corp.	67,864	3,843
[1]	Eugene Technology Co. Ltd.	176,398	3,829
[1]	Seoul Semiconductor Co. Ltd.	475,376	3,797
[1]	L&C Bio Co. Ltd.	163,873	3,777
	Daishin Securities Co. Ltd.	372,579	3,749
[1]	Daesang Corp.	255,239	3,716
*	CJ CGV Co. Ltd.	322,694	3,704
*,1	Genexine Inc.	400,455	3,634
	Daishin Securities Co. Ltd. Preference Shares	377,841	3,631
	Taekwang Industrial Co. Ltd.	6,910	3,607
		Shares	Market Value• ($000)
[1]	Ahnlab Inc.	78,761	3,603
[1]	GC Cell Corp.	111,875	3,591
	Samsung SDI Co. Ltd. Preference Shares	14,018	3,564
	Mcnex Co. Ltd.	151,112	3,560
*,1	Humasis Co. Ltd.	1,607,624	3,541
*	Hanwha General Insurance Co. Ltd.	1,033,326	3,515
*,1	NKMax Co. Ltd.	401,153	3,463
[1]	Doosan Tesna Inc.	128,916	3,456
	Handsome Co. Ltd.	184,711	3,452
*,1	Lotte Tour Development Co. Ltd.	418,916	3,435
	Shinhan Alpha REIT Co. Ltd.	779,177	3,419
	NICE Information Service Co. Ltd.	395,223	3,395
[1]	Partron Co. Ltd.	564,076	3,363
[1]	DongKook Pharmaceutical Co. Ltd.	295,570	3,339
*,1	Grand Korea Leisure Co. Ltd.	242,212	3,326
	LX Holdings Corp.	521,471	3,324
	JW Pharmaceutical Corp.	192,738	3,282
*,1	NEPES Corp.	216,706	3,277
[1]	GOLFZON Co. Ltd.	38,816	3,248
[1]	Samchully Co. Ltd.	28,333	3,242
*,1	Mezzion Pharma Co. Ltd.	196,872	3,224
*	DIO Corp.	143,992	3,213
*,1	Dawonsys Co. Ltd.	346,982	3,178
	Youngone Holdings Co. Ltd.	65,013	3,149
	SK Discovery Co. Ltd.	130,275	3,145
*,1	Seojin System Co. Ltd.	259,652	3,125
*	Korea Line Corp.	2,004,920	3,099
	SNT Motiv Co. Ltd.	86,528	3,092
*	Shinsung E&G Co. Ltd.	2,040,230	3,053
	LF Corp.	232,869	3,049
[1]	Hanssem Co. Ltd.	91,137	3,048
*	Hanwha Investment & Securities Co. Ltd.	1,464,075	3,032
[1]	TES Co. Ltd.	187,914	3,032
*	Il Dong Pharmaceutical Co. Ltd.	199,782	3,004
	Daewoong Co. Ltd.	267,471	2,992
*,1	Amicogen Inc.	227,551	2,893
*,1	Bukwang Pharmaceutical Co. Ltd.	478,267	2,869
	i-SENS Inc.	223,570	2,862
[1]	Hansae Co. Ltd.	223,051	2,836
	Samwha Capacitor Co. Ltd.	91,105	2,830
	Nexen Tire Corp.	455,439	2,810
[1]	KH Vatec Co. Ltd.	197,214	2,790
[1]	Hankook & Co. Co. Ltd.	295,075	2,785
	Orion Holdings Corp.	223,582	2,772
	InBody Co. Ltd.	132,861	2,761
*,1	MedPacto Inc.	164,642	2,751
*	Helixmith Co. Ltd.	424,474	2,735
[1]	Zinus Inc.	127,008	2,721
	Songwon Industrial Co. Ltd.	209,953	2,705
*	HLB Therapeutics Co. Ltd.	745,307	2,699
	Lotte Rental Co. Ltd.	137,862	2,685
*,1	Ananti Inc.	566,488	2,671
	SeAH Besteel Holdings Corp.	150,066	2,606
[1]	Advanced Process Systems Corp.	170,112	2,595
[1]	Young Poong Corp.	6,061	2,590
	SK Gas Ltd.	28,511	2,575
	TK Corp.	192,614	2,566
*	Yungjin Pharmaceutical Co. Ltd.	1,145,473	2,531
	Hanjin Transportation Co. Ltd.	169,220	2,522
	Hyundai Home Shopping Network Corp.	69,303	2,498
[1]	Nature Holdings Co. Ltd.	117,662	2,493
	LX Hausys Ltd.	80,792	2,486
	NICE Holdings Co. Ltd.	254,663	2,419
[1]	Webzen Inc.	211,730	2,417
*,1	Komipharm International Co. Ltd.	428,242	2,399
	TY Holdings Co. Ltd.	291,894	2,363
*	AbClon Inc.	166,586	2,353

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1]	NHN KCP Corp.	278,495	2,348
[1]	Lotte Wellfood Co. Ltd.	29,548	2,341
	Dong-A Socio Holdings Co. Ltd.	37,592	2,327
[1]	Solid Inc.	587,150	2,319
	Unid Co. Ltd.	47,447	2,309
*,1	Modetour Network Inc.	185,816	2,291
[1]	Boryung	351,226	2,285
	HDC Holdings Co. Ltd.	464,161	2,277
	SK Securities Co. Ltd.	4,469,700	2,275
*	Hyosung Chemical Corp.	28,283	2,262
*,1	Eubiologics Co. Ltd.	418,800	2,261
[1]	Shinsegae International Inc.	153,810	2,258
*,1	Danal Co. Ltd.	729,057	2,257
*,1	Insun ENT Co. Ltd.	364,506	2,241
*	HLB Global Co. Ltd.	513,483	2,232
*,1	CMG Pharmaceutical Co. Ltd.	1,383,322	2,228
	Ilyang Pharmaceutical Co. Ltd.	168,671	2,175
*,1	Hancom Inc.	204,172	2,171
*,1	Binex Co. Ltd.	309,192	2,160
	Dong-A ST Co. Ltd.	52,093	2,134
	Vieworks Co. Ltd.	83,129	2,131
*	Medipost Co. Ltd.	195,484	2,129
	HL Holdings Corp.	84,866	2,106
	Namyang Dairy Products Co. Ltd.	5,650	2,092
	Binggrae Co. Ltd.	61,330	2,041
	Huons Co. Ltd.	82,572	2,030
*,1	ITM Semiconductor Co. Ltd.	100,548	2,023
*	Hyundai Green Food	222,457	2,021
*	Namsun Aluminum Co. Ltd.	1,147,327	1,990
*	OliX Pharmaceuticals Inc.	125,126	1,988
[1]	Yuanta Securities Korea Co. Ltd.	1,009,426	1,986
	Sung Kwang Bend Co. Ltd.	216,267	1,985
[1]	Hanil Cement Co. Ltd.	211,513	1,981
*,1	Com2uS Holdings Corp.	60,499	1,975
*	Hanwha Galleria Co. Ltd.	1,520,902	1,959
*,1	iNtRON Biotechnology Inc.	331,610	1,931
	Tongyang Inc.	2,409,270	1,909
[1]	Seobu T&D	339,610	1,885
	Kwang Dong Pharmaceutical Co. Ltd.	434,519	1,876
	Korea Real Estate Investment & Trust Co. Ltd.	1,850,286	1,861
	Korea United Pharm Inc.	115,149	1,856
	KC Tech Co. Ltd.	131,583	1,853
*,1	UniTest Inc.	202,946	1,853
[1]	Sangsangin Co. Ltd.	499,798	1,844
*	Daea TI Co. Ltd.	800,898	1,817
[1]	Toptec Co. Ltd.	272,405	1,797
[1]	ENF Technology Co. Ltd.	115,160	1,786
*	CrystalGenomics Inc.	787,258	1,778
[1]	Namhae Chemical Corp.	273,548	1,768
	iMarketKorea Inc.	238,233	1,762
*,1	BNC Korea Co. Ltd.	607,977	1,759
	KISWIRE Ltd.	122,757	1,743
*,1,2	Cellivery Therapeutics Inc.	348,823	1,741
*	Able C&C Co. Ltd.	260,162	1,639
	KUMHOE&C Co. Ltd.	340,034	1,626
	Amorepacific Corp. Preference Shares	53,519	1,604
	HS Industries Co. Ltd.	577,669	1,593
	Dongwon F&B Co. Ltd.	68,770	1,573
	SPC Samlip Co. Ltd.	28,906	1,571
	Hansol Paper Co. Ltd.	183,357	1,559
[1]	Gradiant Corp.	143,872	1,532
[1]	Cuckoo Homesys Co. Ltd.	80,217	1,531
	Chongkundang Holdings Corp.	39,812	1,511
*	Samsung Pharmaceutical Co. Ltd.	721,503	1,506
	E1 Corp.	41,656	1,483
	Hansol Technics Co. Ltd.	330,902	1,452
	ICD Co. Ltd.	158,342	1,445
		Shares	Market Value• ($000)
*	Sambu Engineering & Construction Co. Ltd.	1,820,197	1,442
*,1	Ace Technologies Corp.	434,754	1,441
*	Giantstep Inc.	104,385	1,437
	Eugene Investment & Securities Co. Ltd.	757,438	1,434
	Daesung Holdings Co. Ltd.	56,015	1,425
	Aekyung Industrial Co. Ltd.	85,731	1,382
	Daol Investment & Securities Co. Ltd.	549,043	1,374
	Soulbrain Holdings Co. Ltd.	68,087	1,360
*	HJ Shipbuilding & Construction Co. Ltd.	497,635	1,352
	Daeduck Co. Ltd.	282,865	1,349
	Humedix Co. Ltd.	63,493	1,347
	Dae Han Flour Mills Co. Ltd.	12,382	1,318
	Hyundai Bioland Co. Ltd.	143,928	1,313
[1]	Hyundai GF Holdings	419,058	1,311
*	Peptron Inc.	241,087	1,298
*,1	Inscobee Inc.	1,232,262	1,293
	Samyang Corp.	41,631	1,291
	KISCO Corp.	251,497	1,288
*	Wonik Holdings Co. Ltd.	482,406	1,287
[1]	CJ Freshway Corp.	59,987	1,279
	LG HelloVision Co. Ltd.	413,799	1,275
	KC Co. Ltd.	86,219	1,272
	LOTTE Himart Co. Ltd.	147,046	1,247
	Korea Asset In Trust Co. Ltd.	568,952	1,247
*	Tongyang Life Insurance Co. Ltd.	420,958	1,245
	Hanil Holdings Co. Ltd.	146,723	1,236
*	Homecast Co. Ltd.	397,746	1,236
	Kolon Corp.	80,912	1,232
	Jeil Pharmaceutical Co. Ltd.	86,660	1,198
	CJ CheilJedang Corp. Preference Shares	10,855	1,189
	OptoElectronics Solutions Co. Ltd.	96,861	1,189
[1]	Maeil Dairies Co. Ltd.	33,318	1,184
	Woongjin Thinkbig Co. Ltd.	505,235	1,173
	Hankook Shell Oil Co. Ltd.	6,713	1,157
*	Enzychem Lifesciences Corp.	835,938	1,126
[1]	Huons Global Co. Ltd.	71,504	1,085
[1]	HYUNDAI Corp.	79,528	1,037
*	Interflex Co. Ltd.	140,528	1,020
*	Eutilex Co. Ltd.	268,300	1,007
	BGF Co. Ltd.	325,638	1,006
*,1	Cafe24 Corp.	149,336	991
	Kolmar Korea Holdings Co. Ltd.	86,871	968
	Eusu Holdings Co. Ltd.	181,342	919
	Cuckoo Holdings Co. Ltd.	79,060	912
	KT Skylife Co. Ltd.	175,300	909
	DB Financial Investment Co. Ltd.	285,649	864
*,1	Dongsung Pharmaceutical Co. Ltd.	194,596	862
*	Aprogen Biologics	3,048,314	861
	Taeyoung Engineering & Construction Co. Ltd.	287,481	822
	Lock&Lock Co. Ltd.	184,572	792
	Hansol Holdings Co. Ltd.	341,065	791
	Sindoh Co. Ltd.	29,753	764
*	Telcon RF Pharmaceutical Inc.	919,001	730
	Sam Young Electronics Co. Ltd.	95,857	677
*,1,2	Kuk-il Paper Manufacturing Co. Ltd.	1,083,583	648
	Hyundai Engineering & Construction Co. Ltd. Preference Shares	15,876	609
*	Unid Btplus Co. Ltd.	74,395	529
*	Mirae Asset Life Insurance Co. Ltd.	154,580	324
*	Hyundai Livart Furniture Co. Ltd.	2,913	17
			12,279,180
Spain (1.6%)
	Iberdrola SA (XMAD)	78,773,393	1,020,754
	Banco Santander SA	216,314,531	759,930
	Banco Bilbao Vizcaya Argentaria SA	79,527,935	582,223
	Industria de Diseno Textil SA	13,873,446	476,924
*	Amadeus IT Group SA	5,945,284	417,864

Total International Stock Index Fund
		Shares	Market Value• ($000)
[3]	Cellnex Telecom SA	7,401,341	311,626
	Telefonica SA	65,779,880	298,785
	Repsol SA	16,864,277	247,731
	Ferrovial SA	6,244,465	195,785
	CaixaBank SA	50,340,465	186,341
*,3	Aena SME SA	928,127	156,312
	Red Electrica Corp. SA	5,689,441	103,442
	ACS Actividades de Construccion y Servicios SA	2,749,567	94,537
	Endesa SA	4,185,831	93,900
	Banco de Sabadell SA	73,760,941	76,873
	Enagas SA	3,278,540	65,639
	Naturgy Energy Group SA	1,909,682	59,460
	Acciona SA	301,579	55,879
	Bankinter SA	9,044,580	53,483
*	Grifols SA	4,266,421	43,917
	Merlin Properties Socimi SA	4,408,079	38,975
	Viscofan SA	513,985	35,232
	Inmobiliaria Colonial Socimi SA	4,512,067	28,843
	Acerinox SA	2,595,527	28,043
*	Corp. ACCIONA Energias Renovables SA	739,939	26,569
	Mapfre SA	13,013,828	26,068
*	Grifols SA Preference Shares Class B	3,479,585	25,743
	Vidrala SA	243,464	25,558
	Fluidra SA	1,479,818	25,349
	Cia de Distribucion Integral Logista Holdings SA	827,218	22,465
	Indra Sistemas SA	1,611,602	21,339
	CIE Automotive SA	670,493	20,218
	Ebro Foods SA	987,153	18,324
	Sacyr SA	5,194,279	17,187
[3]	Unicaja Banco SA	16,148,611	16,389
	Applus Services SA	1,814,861	15,227
	Faes Farma SA (XMAD)	3,953,413	13,936
*	Solaria Energia y Medio Ambiente SA	797,318	12,579
	Laboratorios Farmaceuticos Rovi SA	281,370	12,447
	Almirall SA	954,962	9,776
*	Melia Hotels International SA	1,367,879	8,832
[3]	Gestamp Automocion SA	2,010,169	8,703
	Construcciones y Auxiliar de Ferrocarriles SA	264,193	8,199
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	8,796,610	8,118
	Pharma Mar SA	177,423	7,366
	Ence Energia y Celulosa SA	1,695,623	6,642
[3]	Global Dominion Access SA	1,561,836	6,532
	Prosegur Cia de Seguridad SA	3,179,563	6,100
	Fomento de Construcciones y Contratas SA	562,333	5,692
[3]	Neinor Homes SA	556,264	5,637
	Lar Espana Real Estate Socimi SA	963,738	5,446
	Atresmedia Corp. de Medios de Comunicacion SA	1,070,114	4,279
[3]	Prosegur Cash SA	5,813,016	4,025
*,1	Tecnicas Reunidas SA	393,308	3,649
*	Distribuidora Internacional de Alimentacion SA	188,632,344	3,287
*,1	Mediaset Espana Comunicacion SA	666,932	2,217
*	Tecnicas Reunidas SA	178,770	1,659
*,1	NH Hotel Group SA	261,569	1,022
*	Faes Farma SA	152,635	538
	Banco Santander SA (XMEX)	4	—
*,1,2	Let's GOWEX SA	155,449	—
			5,839,615
Sweden (2.2%)
	Investor AB Class B	24,291,027	521,848
	Atlas Copco AB Class A	33,373,337	482,716
	Volvo AB Class B	21,292,848	437,796
	Assa Abloy AB Class B	12,837,789	305,873
	Sandvik AB	14,211,320	289,482
		Shares	Market Value• ($000)
	Hexagon AB Class B	24,713,583	282,963
[3]	Evolution AB	2,111,564	282,123
	Atlas Copco AB Class B	19,963,655	256,070
	Skandinaviska Enskilda Banken AB Class A	21,676,718	246,481
	Essity AB Class B	8,034,087	243,475
	Swedbank AB Class A	13,269,492	230,577
	Telefonaktiebolaget LM Ericsson Class B	39,975,407	220,092
	Nibe Industrier AB Class B	19,185,084	214,813
	Svenska Handelsbanken AB Class A	19,545,462	172,778
	Epiroc AB Class A	8,292,365	166,122
	Alfa Laval AB	4,084,926	149,865
	Investor AB Class A	6,670,178	146,263
	Boliden AB	3,613,642	129,140
[1]	H & M Hennes & Mauritz AB Class B	8,728,777	127,971
	Svenska Cellulosa AB SCA Class B	8,071,749	110,742
	EQT AB	4,484,966	96,598
	SKF AB Class B	5,093,218	92,247
	Telia Co. AB	33,104,464	92,169
	Indutrade AB	3,694,387	88,709
	Epiroc AB Class B	4,915,899	84,643
	Tele2 AB Class B	7,287,765	77,441
	Skanska AB Class B	4,713,404	77,095
	Trelleborg AB Class B	3,038,414	76,350
	Getinge AB Class B	2,948,153	74,827
	Beijer Ref AB Class B	4,326,724	70,775
	Lifco AB Class B	3,004,457	68,515
	Saab AB Class B	1,210,889	67,991
	Industrivarden AB Class C	2,345,279	66,973
*	Swedish Orphan Biovitrum AB	2,344,059	57,044
	Securitas AB Class B	6,361,421	57,019
	Sagax AB Class B	2,252,587	55,253
	SSAB AB Class B	8,021,350	54,217
*	Kinnevik AB Class B	3,157,871	51,877
	AddTech AB Class B	2,497,136	50,048
	Husqvarna AB Class B	5,606,208	48,388
	Holmen AB Class B	1,278,748	48,375
	L E Lundbergforetagen AB Class B	978,040	46,927
	AAK AB	2,315,522	46,665
	Fortnox AB	6,359,878	43,838
	Electrolux AB Class B	2,837,252	42,800
[1]	Castellum AB	3,389,236	41,200
	Investment AB Latour Class B	1,887,460	40,867
	Elekta AB Class B	4,692,085	39,452
[3]	Thule Group AB	1,360,107	39,339
*	Hexpol AB	3,265,535	38,487
*,1	Fastighets AB Balder Class B	8,255,585	38,437
	Industrivarden AB Class A	1,274,059	36,455
	Axfood AB	1,449,747	35,979
	Sweco AB Class B	2,652,941	35,565
	Nordnet AB publ	2,253,077	35,422
	Avanza Bank Holding AB	1,642,316	34,944
[3]	Bravida Holding AB	2,657,566	32,355
	Lagercrantz Group AB Class B	2,505,568	32,245
	Loomis AB Class B	963,541	30,842
[3]	Dometic Group AB	4,223,706	30,274
	Volvo AB Class A	1,398,867	29,623
*,1	Volvo Car AB Class B	7,084,122	29,241
	Wihlborgs Fastigheter AB	3,522,983	28,476
	SSAB AB Class A	3,815,464	27,097
	Billerud AB	2,807,658	26,965
*	Sectra AB Class B	1,707,631	26,964
	Fabege AB	3,307,483	26,525
*	Viaplay Group AB Class B	1,000,509	25,566
	AFRY AB	1,303,937	24,513
	Hexatronic Group AB	2,614,312	22,114
*,1,3	Sinch AB	8,130,933	21,582
	Hufvudstaden AB Class A	1,435,636	20,472

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Addnode Group AB Class B	1,543,957	19,636
	Vitrolife AB	868,385	19,551
	Mycronic AB	895,446	19,031
	Bure Equity AB	728,312	18,622
[1]	Samhallsbyggnadsbolaget i Norden AB Ordinary Shares	15,190,291	17,868
	Wallenstam AB Class B	4,432,469	17,588
	Vitec Software Group AB Class B	333,687	17,577
*	Betsson AB Class B	1,615,313	17,450
	AddLife AB Class B	1,449,009	17,170
	HMS Networks AB	366,341	17,042
	Electrolux Professional AB Class B	2,893,890	16,869
	Catena AB	435,823	16,718
	Hemnet Group AB	1,013,334	16,615
	Instalco AB	3,150,849	16,562
	Nyfosa AB	2,412,232	16,531
	Storskogen Group AB Class B	18,124,927	16,520
	MIPS AB	286,255	15,479
	Lindab International AB	914,649	14,648
	Granges AB	1,467,587	14,597
*	Alleima AB	2,737,909	14,055
	JM AB	873,458	14,022
	Pandox AB Class B	1,174,217	13,991
	Beijer Alma AB	614,470	13,972
	Peab AB Class B	2,599,365	13,751
	Medicover AB Class B	827,127	13,638
[3]	Munters Group AB	1,386,254	13,607
	Bufab AB	396,578	13,154
	Arjo AB Class B	2,922,536	12,965
	Nolato AB Class B	2,328,856	12,921
*	Modern Times Group MTG AB Class B	1,595,226	12,824
	NCC AB Class B	1,267,144	12,601
*	Stillfront Group AB	5,889,036	12,547
*,3	BioArctic AB Class B	447,981	11,573
*	OX2 AB	1,495,551	11,561
	Atrium Ljungberg AB Class B	591,585	11,002
	Biotage AB	880,504	10,953
	Concentric AB	511,475	10,757
	Bilia AB Class A	948,753	10,707
	Troax Group AB	437,538	9,917
*,3	Boozt AB	826,331	9,578
[1]	Intrum AB	1,017,779	9,214
*	Sdiptech AB Class B	385,474	8,907
	Ratos AB Class B	2,570,703	8,886
	INVISIO AB	417,266	8,572
	Systemair AB	955,271	8,303
*,1	Truecaller AB Class B	2,639,682	7,892
	Dios Fastigheter AB	1,088,241	7,766
	Corem Property Group AB Class B	9,414,176	7,471
	Cibus Nordic Real Estate AB	650,515	6,958
	MEKO AB	562,953	6,903
	NP3 Fastigheter AB	346,914	6,678
	SkiStar AB	490,525	6,316
*,1,3	Scandic Hotels Group AB	1,760,914	6,300
	Platzer Fastigheter Holding AB Class B	733,324	6,178
	Cloetta AB Class B	2,904,195	6,148
	Fagerhult AB	931,296	5,953
*	Camurus AB	255,224	5,810
[1]	Svenska Handelsbanken AB Class B	519,774	5,711
	Investment AB Oresund	471,441	5,651
*,3	Attendo AB	1,329,916	4,713
	Sagax AB	1,765,769	4,664
	Clas Ohlson AB Class B	517,130	3,904
*	Cint Group AB	2,350,249	3,696
*	Collector Bank AB	1,124,405	3,580
*,1	BICO Group AB Class B	550,991	3,305
[3]	Resurs Holding AB	1,725,647	3,284
		Shares	Market Value• ($000)
	Skandinaviska Enskilda Banken AB Class C	247,623	3,160
	Corem Property Group AB Preference Shares	127,915	2,646
	Volati AB	263,222	2,633
	Nobia AB	1,499,261	2,186
[1]	Samhallsbyggnadsbolaget i Norden AB	1,377,954	2,087
	Telefonaktiebolaget LM Ericsson Class A	300,505	1,843
	NCC AB Class A	33,477	368
	Bonava AB	63,191	123
*,2	OW Bunker A/S	129,331	—
			8,268,954
Switzerland (5.9%)
	Nestle SA (Registered)	35,653,904	4,574,024
	Roche Holding AG	9,189,201	2,877,508
	Novartis AG (Registered)	26,312,548	2,691,613
	Cie Financiere Richemont SA (Registered) Class A	6,754,298	1,116,491
	Zurich Insurance Group AG	1,960,883	950,935
	UBS Group AG (Registered)	37,805,725	769,444
	ABB Ltd. (Registered)	20,077,361	724,264
	Lonza Group AG (Registered)	977,959	609,895
	Sika AG (Registered)	1,913,508	528,555
	Alcon Inc.	6,080,796	442,781
	Swiss Re AG	3,813,051	383,989
*	Holcim AG	5,799,122	383,164
	Givaudan SA (Registered)	104,931	367,045
	Partners Group Holding AG	293,370	284,784
*	Swiss Life Holding AG (Registered)	401,288	264,873
	Geberit AG (Registered)	450,254	256,448
	Swisscom AG (Registered)	335,339	230,227
	Sonova Holding AG (Registered)	667,936	211,820
	Straumann Holding AG (Registered)	1,406,862	211,663
	Julius Baer Group Ltd.	2,779,443	199,164
	Kuehne + Nagel International AG (Registered)	656,199	194,403
	SGS SA (Registered)	1,940,944	175,647
	Chocoladefabriken Lindt & Spruengli AG	13,781	170,156
	Chocoladefabriken Lindt & Spruengli AG (Registered)	1,338	164,924
	Swatch Group AG	394,120	135,208
	Roche Holding AG (Bearer)	382,367	129,394
	Schindler Holding AG	545,770	121,964
[3]	VAT Group AG	339,292	119,699
[1]	SIG Group AG	4,354,801	116,559
	Logitech International SA (Registered)	1,884,251	111,505
	Barry Callebaut AG (Registered)	47,001	100,351
	Baloise Holding AG (Registered)	592,023	99,101
*	Holcim AG (XPAR)	1,401,544	92,229
	Swiss Prime Site AG (Registered)	1,001,662	90,670
	Georg Fischer AG (Registered)	1,085,110	79,126
	EMS-Chemie Holding AG (Registered)	94,012	77,212
	Tecan Group AG (Registered)	166,221	72,435
	Adecco Group AG (Registered)	2,080,698	71,569
	PSP Swiss Property AG (Registered)	592,589	69,784
	Helvetia Holding AG (Registered)	456,721	68,322
	Temenos AG (Registered)	790,982	66,627
	Belimo Holding AG (Registered)	121,680	58,726
[3]	Galenica AG	641,827	57,520
	Schindler Holding AG (Registered)	242,755	51,858
*	Clariant AG (Registered)	2,990,992	49,890
	Flughafen Zurich AG (Registered)	251,773	48,458
*	Dufry AG (Registered)	994,547	45,977
	Bachem Holding AG	405,287	44,274
	Credit Suisse Group AG (Registered)	47,632,427	42,862
*	Siegfried Holding AG (Registered)	53,485	41,221
	BKW AG	237,042	40,593
	Banque Cantonale Vaudoise (Registered)	372,716	39,219
	Bucher Industries AG (Registered)	84,871	38,221
	DKSH Holding AG	473,764	37,736

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Allreal Holding AG (Registered)	192,750	34,205
	Swatch Group AG (Registered)	506,884	31,978
	Cembra Money Bank AG	389,678	31,294
*,1	Accelleron Industries AG	1,252,258	30,887
*,1	Meyer Burger Technology AG	47,428,613	30,549
	SFS Group AG	231,323	30,227
[1]	Stadler Rail AG	701,173	29,140
	Emmi AG (Registered)	27,113	28,217
	Inficon Holding AG (Registered)	25,101	27,328
*	Landis+Gyr Group AG	316,710	26,239
	Interroll Holding AG (Registered)	7,160	26,133
	Burckhardt Compression Holding AG	41,551	25,657
	Mobimo Holding AG (Registered)	94,800	25,424
	Swissquote Group Holding SA (Registered)	115,280	24,678
	Vontobel Holding AG (Registered)	358,667	24,024
	Daetwyler Holding AG	94,357	23,876
[1]	Comet Holding AG (Registered)	97,646	23,603
	Valiant Holding AG (Registered)	201,359	23,404
*	ams-OSRAM AG	3,258,775	22,505
*	Aryzta AG	12,408,448	22,047
*	Softwareone Holding AG	1,408,366	21,245
	St. Galler Kantonalbank AG (Registered)	34,223	19,276
	Sulzer AG (Registered)	229,628	19,242
	Huber + Suhner AG (Registered)	232,333	19,137
	dormakaba Holding AG	41,109	18,416
	Forbo Holding AG (Registered)	12,320	18,136
	Kardex Holding AG (Registered)	77,200	17,643
	Komax Holding AG (Registered)	61,680	16,349
	VZ Holding AG	168,180	15,687
*	Dottikon Es Holding AG (Registered)	58,788	15,352
*,1	Idorsia Ltd.	1,574,351	15,215
*,3	Sensirion Holding AG	131,820	14,302
	OC Oerlikon Corp. AG (Registered)	2,501,727	14,008
	SKAN Group AG	142,759	13,799
	LEM Holding SA (Registered)	5,977	13,179
	Bystronic AG	16,459	11,880
	Zehnder Group AG	141,205	11,534
*	u-blox Holding AG	88,418	10,658
	Vetropack Holding AG (Registered) Class A	203,455	10,575
	EFG International AG	1,051,736	10,121
[3]	Medacta Group SA	74,981	10,078
	Ypsomed Holding AG (Registered)	43,125	10,025
	Implenia AG (Registered)	216,573	9,773
	Intershop Holding AG	13,844	9,721
	Schweiter Technologies AG	11,678	9,319
	PIERER Mobility AG	108,038	9,215
*,3	Medmix AG	378,766	8,988
	Bossard Holding AG (Registered) Class A	34,432	8,444
	Arbonia AG	647,154	7,925
	ALSO Holding AG (Registered)	35,744	7,662
	Leonteq AG	140,656	7,631
[1]	COSMO Pharmaceuticals NV	126,040	7,603
*	Basilea Pharmaceutica AG (Registered)	153,719	7,450
	Bell Food Group AG (Registered)	23,148	7,351
	Hiag Immobilien Holding AG	68,892	6,407
*	Autoneum Holding AG	39,858	6,058
*,3	Montana Aerospace AG	278,368	5,045
*,3	PolyPeptide Group AG	197,336	4,951
	TX Group AG	41,399	4,822
	VP Bank AG Class A	43,292	4,816
*,3	Medartis Holding AG	57,239	4,796
*,1	Zur Rose Group AG	109,000	4,769
	Rieter Holding AG (Registered)	39,586	4,311
	APG SGA SA	12,044	2,657
			22,019,113
Taiwan (4.3%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	317,913,748	5,206,025
		Shares	Market Value• ($000)
	Hon Hai Precision Industry Co. Ltd.	158,016,135	538,448
	MediaTek Inc.	19,704,239	428,446
	Delta Electronics Inc.	28,585,649	280,024
*	United Microelectronics Corp.	147,632,905	237,446
	Chunghwa Telecom Co. Ltd.	47,288,198	195,671
	Nan Ya Plastics Corp.	74,867,133	190,281
	Fubon Financial Holding Co. Ltd.	97,715,475	188,190
	CTBC Financial Holding Co. Ltd.	240,155,922	177,028
	Cathay Financial Holding Co. Ltd.	121,867,646	168,833
	Mega Financial Holding Co. Ltd.	147,837,741	164,017
	China Steel Corp.	163,359,247	154,936
	Uni-President Enterprises Corp.	63,475,979	152,175
	E.Sun Financial Holding Co. Ltd.	187,004,544	152,082
	Formosa Plastics Corp.	49,431,724	151,217
	ASE Technology Holding Co. Ltd.	45,102,461	148,277
	Chailease Holding Co. Ltd.	18,235,167	132,809
	First Financial Holding Co. Ltd.	138,165,463	122,039
	Taiwan Cooperative Financial Holding Co. Ltd.	133,841,522	116,665
	Yuanta Financial Holding Co. Ltd.	158,202,018	116,454
	Taiwan Cement Corp.	83,620,758	105,488
	Novatek Microelectronics Corp.	7,564,121	103,410
	Formosa Chemicals & Fibre Corp.	45,355,437	101,786
	Quanta Computer Inc.	35,145,648	98,410
	Hua Nan Financial Holdings Co. Ltd.	134,496,714	96,043
	Hotai Motor Co. Ltd.	4,226,625	91,108
	China Development Financial Holding Corp.	208,671,115	89,229
	Largan Precision Co. Ltd.	1,358,346	89,192
	Asustek Computer Inc.	9,341,511	86,100
	Taishin Financial Holding Co. Ltd.	150,634,498	84,984
	Yageo Corp.	5,157,998	83,616
	SinoPac Financial Holdings Co. Ltd.	149,794,266	81,518
	Unimicron Technology Corp.	16,613,661	78,937
	Taiwan Mobile Co. Ltd.	22,866,541	77,047
	Airtac International Group	2,064,008	74,912
	Shanghai Commercial & Savings Bank Ltd.	49,478,048	74,830
	Realtek Semiconductor Corp.	6,296,988	73,845
	Walsin Lihwa Corp.	45,366,022	73,672
	E Ink Holdings Inc.	11,753,378	73,225
	Accton Technology Corp.	7,024,436	68,621
	Silergy Corp.	4,286,644	67,662
	Lite-On Technology Corp.	28,133,809	67,395
	Advantech Co. Ltd.	5,462,894	66,144
	President Chain Store Corp.	7,437,379	65,523
	Pegatron Corp.	27,065,541	61,768
	Wistron Corp.	37,987,524	57,578
	eMemory Technology Inc.	918,253	54,904
	Far EasTone Telecommunications Co. Ltd.	21,206,902	54,488
	Far Eastern New Century Corp.	52,165,493	54,225
	Catcher Technology Co. Ltd.	9,042,062	53,340
	Formosa Petrochemical Corp.	18,034,003	51,023
	Chang Hwa Commercial Bank Ltd.	87,891,385	50,969
	Voltronic Power Technology Corp.	858,425	49,360
	Shin Kong Financial Holding Co. Ltd.	177,029,405	48,383
	Yang Ming Marine Transport Corp.	23,270,962	48,008
	Evergreen Marine Corp. Taiwan Ltd.	8,902,711	47,020
	Asia Cement Corp.	32,450,955	46,479
	Globalwafers Co. Ltd.	2,803,436	44,059
	Wiwynn Corp.	1,148,000	43,689
	Inventec Corp.	40,108,836	43,263
	Micro-Star International Co. Ltd.	9,083,460	43,174
	Compal Electronics Inc.	54,255,652	42,341
	Eclat Textile Co. Ltd.	2,632,128	41,917
	AUO Corp.	71,817,699	39,887
	Global Unichip Corp.	1,154,525	37,666
	Teco Electric & Machinery Co. Ltd.	25,830,034	37,185
	Acer Inc.	37,586,771	37,076

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Powerchip Semiconductor Manufacturing Corp.	37,848,000	36,773
	Feng TAY Enterprise Co. Ltd.	5,862,873	36,475
	Ruentex Development Co. Ltd.	31,204,774	36,463
	Pou Chen Corp.	35,162,366	36,425
	Synnex Technology International Corp.	17,985,184	36,292
	Alchip Technologies Ltd.	914,520	35,515
	ASPEED Technology Inc.	400,660	34,309
	Sino-American Silicon Products Inc.	7,041,540	33,938
	Vanguard International Semiconductor Corp.	11,966,461	33,914
	Winbond Electronics Corp.	38,953,469	33,056
	Chroma ATE Inc.	5,208,121	32,330
	WPG Holdings Ltd.	19,644,420	32,015
	Taiwan Business Bank	70,162,692	31,890
*	Oneness Biotech Co. Ltd.	3,982,000	31,329
*	Tatung Co. Ltd.	29,392,778	31,220
	Sinbon Electronics Co. Ltd.	2,750,391	30,495
	Zhen Ding Technology Holding Ltd.	8,370,214	30,493
	TA Chen Stainless Pipe	20,896,662	30,306
	Cheng Shin Rubber Industry Co. Ltd.	24,334,063	29,989
	Hiwin Technologies Corp.	3,786,687	29,086
	Win Semiconductors Corp.	5,355,163	28,592
	Parade Technologies Ltd.	921,732	28,230
*	Lien Hwa Industrial Holdings Corp.	14,131,124	28,113
	Taiwan High Speed Rail Corp.	27,655,487	27,967
	Gigabyte Technology Co. Ltd.	6,488,160	27,783
	Lotes Co. Ltd.	959,173	27,504
	Powertech Technology Inc.	9,153,231	27,408
	Phison Electronics Corp.	2,117,894	26,883
	Innolux Corp.	60,198,246	26,372
	Wan Hai Lines Ltd.	12,237,274	26,017
	Foxconn Technology Co. Ltd.	14,686,233	25,824
	Chicony Electronics Co. Ltd.	7,963,280	25,161
	Macronix International Co. Ltd.	23,872,546	25,104
	Giant Manufacturing Co. Ltd.	4,121,931	24,725
	Tripod Technology Corp.	6,562,270	24,600
	Nanya Technology Corp.	10,804,186	23,945
	Highwealth Construction Corp.	17,183,768	23,535
	China Airlines Ltd.	37,528,442	23,281
	Simplo Technology Co. Ltd.	2,294,139	23,030
	International Games System Co. Ltd.	1,299,526	22,696
	King Yuan Electronics Co. Ltd.	14,717,721	22,588
	Radiant Opto-Electronics Corp.	5,851,517	21,561
	Elite Material Co. Ltd.	3,895,298	20,836
	Taichung Commercial Bank Co. Ltd.	45,367,362	20,833
	Compeq Manufacturing Co. Ltd.	14,615,494	20,589
	Ruentex Industries Ltd.	10,879,322	20,507
	Qisda Corp.	18,030,660	20,345
	Walsin Technology Corp.	6,495,615	20,249
	Nien Made Enterprise Co. Ltd.	1,818,202	20,019
	momo.com Inc.	734,609	19,905
	Makalot Industrial Co. Ltd.	2,734,187	19,858
	Poya International Co. Ltd.	1,034,660	19,366
	Taiwan Fertilizer Co. Ltd.	9,998,225	19,252
	Yulon Motor Co. Ltd.	7,292,574	19,175
	ASMedia Technology Inc.	511,775	19,032
	Asia Vital Components Co. Ltd.	3,645,998	18,760
	Yulon Finance Corp.	3,101,571	18,677
	Merida Industry Co. Ltd.	3,272,004	18,323
	Jentech Precision Industrial Co. Ltd.	1,229,802	18,289
	Chung-Hsin Electric & Machinery Manufacturing Corp.	5,452,593	18,077
*	HTC Corp.	9,674,079	17,955
	YFY Inc.	17,219,047	17,294
	IBF Financial Holdings Co. Ltd.	42,839,809	17,217
	Chipbond Technology Corp.	8,010,255	17,200
	Eva Airways Corp.	18,770,943	16,460
		Shares	Market Value• ($000)
	China Petrochemical Development Corp.	49,601,204	16,336
	Nan Ya Printed Circuit Board Corp.	1,814,556	16,336
	Bizlink Holding Inc.	1,896,556	16,289
	Union Bank of Taiwan	31,001,650	16,263
	AP Memory Technology Corp.	1,722,146	15,769
*	Great Wall Enterprise Co. Ltd.	9,286,455	15,530
	Faraday Technology Corp.	2,827,786	15,212
	Ennostar Inc.	9,214,740	15,028
	Tung Ho Steel Enterprise Corp.	7,952,069	14,955
	King's Town Bank Co. Ltd.	12,705,696	14,586
	Sanyang Motor Co. Ltd.	8,127,689	14,514
	United Integrated Services Co. Ltd.	2,018,603	14,265
	Taiwan Glass Industry Corp.	21,377,615	14,160
	AUO Corp. ADR	2,474,490	14,105
	Goldsun Building Materials Co. Ltd.	14,983,982	13,676
	Wisdom Marine Lines Co. Ltd.	6,456,487	13,515
	Topco Scientific Co. Ltd.	2,221,260	13,511
	Eternal Materials Co. Ltd.	12,807,185	13,504
	Genius Electronic Optical Co. Ltd.	1,110,565	13,477
	CTCI Corp.	9,496,642	13,149
	Gold Circuit Electronics Ltd.	4,068,846	13,108
	Kinsus Interconnect Technology Corp.	3,596,758	13,018
*	Polaris Group	4,177,000	12,947
	Taiwan Secom Co. Ltd.	3,607,339	12,746
	Chunghwa Telecom Co. Ltd. ADR	308,348	12,710
	Bora Pharmaceuticals Co. Ltd.	532,000	12,635
	Cheng Loong Corp.	12,247,761	12,489
	Formosa Taffeta Co. Ltd.	13,520,498	12,467
	Microbio Co. Ltd.	6,030,965	12,314
	Taiwan Surface Mounting Technology Corp.	3,806,113	12,248
	Coretronic Corp.	4,994,212	12,200
*,1	United Microelectronics Corp. ADR	1,501,406	12,056
*	FLEXium Interconnect Inc.	3,909,334	12,050
	Far Eastern International Bank	32,862,696	11,991
	WT Microelectronics Co. Ltd.	5,447,486	11,796
	HannStar Display Corp.	29,390,793	11,718
	Capital Securities Corp.	26,217,508	11,713
	Taiwan Hon Chuan Enterprise Co. Ltd.	3,589,133	11,689
	Elan Microelectronics Corp.	3,775,344	11,629
*	United Renewable Energy Co. Ltd.	17,143,408	11,609
*	Via Technologies Inc.	4,723,909	11,448
	King Slide Works Co. Ltd.	842,930	11,353
	Feng Hsin Steel Co. Ltd.	5,121,000	11,343
	Shinkong Synthetic Fibers Corp.	19,535,312	11,210
*	Nan Kang Rubber Tire Co. Ltd.	8,895,745	11,152
	Wistron NeWeb Corp.	3,688,164	11,125
	Ardentec Corp.	6,284,391	11,087
	Mitac Holdings Corp.	11,957,570	11,067
	Fusheng Precision Co. Ltd.	1,550,000	10,915
	Pan Jit International Inc.	5,048,398	10,805
	Fitipower Integrated Technology Inc.	2,038,648	10,550
	Tong Hsing Electronic Industries Ltd.	1,882,688	10,444
	Raydium Semiconductor Corp.	831,000	10,352
	Episil Technologies Inc.	4,040,233	10,295
	TXC Corp.	3,682,090	10,236
	Sitronix Technology Corp.	1,340,567	9,983
	Sigurd Microelectronics Corp.	5,850,585	9,950
	U-Ming Marine Transport Corp.	5,599,610	9,948
	USI Corp.	11,903,641	9,901
*	Lotus Pharmaceutical Co. Ltd.	1,167,189	9,892
	Charoen Pokphand Enterprise	3,368,374	9,875
	Tong Yang Industry Co. Ltd.	6,332,142	9,844
*	TaiMed Biologics Inc.	2,549,087	9,824
	Hotai Finance Co. Ltd.	2,272,000	9,810
	Far Eastern Department Stores Ltd.	13,433,887	9,799
*	Gloria Material Technology Corp.	5,079,126	9,755
	ChipMOS Technologies Inc.	8,010,348	9,677

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Wafer Works Corp.	6,845,312	9,669
	Taiwan Semiconductor Co. Ltd.	3,208,342	9,631
*	EirGenix Inc.	2,750,277	9,597
	Huaku Development Co. Ltd.	3,036,856	9,361
	TCI Co. Ltd.	1,379,788	9,325
	Getac Holdings Corp.	4,853,752	9,310
	VisEra Technologies Co. Ltd.	1,314,000	9,258
*	Universal Vision Biotechnology Co. Ltd.	693,000	9,073
	Grape King Bio Ltd.	1,511,683	9,012
	Nuvoton Technology Corp.	2,065,000	8,997
	China Motor Corp.	3,482,222	8,969
	O-Bank Co. Ltd.	26,495,547	8,855
	Gudeng Precision Industrial Co. Ltd.	772,054	8,801
*	Phihong Technology Co. Ltd.	3,645,679	8,765
*	Wowprime Corp.	841,817	8,708
	Yieh Phui Enterprise Co. Ltd.	17,441,484	8,654
	Center Laboratories Inc.	5,136,022	8,508
	Elite Semiconductor Microelectronics Technology Inc.	3,206,717	8,504
	Primax Electronics Ltd.	4,322,882	8,460
	Kenda Rubber Industrial Co. Ltd.	8,303,000	8,443
	TSRC Corp.	9,328,009	8,443
	Transcend Information Inc.	3,634,325	8,407
	SDI Corp.	2,125,876	8,382
	Tainan Spinning Co. Ltd.	15,188,940	8,373
	Sercomm Corp.	3,118,250	8,361
	Supreme Electronics Co. Ltd.	5,777,259	8,177
	Great Tree Pharmacy Co. Ltd.	611,000	8,061
	Standard Foods Corp.	6,061,849	7,974
	Grand Pacific Petrochemical	11,818,283	7,807
	Formosa International Hotels Corp.	867,756	7,796
	Sporton International Inc.	900,132	7,763
	Century Iron & Steel Industrial Co. Ltd.	2,150,000	7,751
	Pegavision Corp.	543,000	7,702
	China Steel Chemical Corp.	2,048,245	7,681
	Innodisk Corp.	788,137	7,680
	Visual Photonics Epitaxy Co. Ltd.	2,431,609	7,669
	ADATA Technology Co. Ltd.	3,109,467	7,631
	Kinpo Electronics	17,750,193	7,622
	Cheng Uei Precision Industry Co. Ltd.	5,512,595	7,534
	International CSRC Investment Holdings Co.	11,535,159	7,520
	Arcadyan Technology Corp.	2,290,082	7,519
	Andes Technology Corp.	506,000	7,518
	Merry Electronics Co. Ltd.	2,675,063	7,516
*	AcBel Polytech Inc.	5,410,994	7,479
	AURAS Technology Co. Ltd.	914,000	7,419
	Foxsemicon Integrated Technology Inc.	1,200,131	7,331
	Everlight Electronics Co. Ltd.	5,511,687	7,181
	Taiwan Cogeneration Corp.	4,501,754	7,116
	Hota Industrial Manufacturing Co. Ltd.	3,074,801	7,081
	Taiwan Union Technology Corp.	3,255,239	7,051
	UPI Semiconductor Corp.	678,000	7,008
	Advanced Energy Solution Holding Co. Ltd.	311,450	6,997
	Farglory Land Development Co. Ltd.	3,476,158	6,951
*	TSEC Corp.	5,767,454	6,935
	Ta Ya Electric Wire & Cable	7,738,480	6,926
	TTY Biopharm Co. Ltd.	2,763,457	6,918
	Greatek Electronics Inc.	3,932,961	6,913
	Ton Yi Industrial Corp.	10,059,324	6,813
	General Interface Solution Holding Ltd.	2,621,276	6,801
	Longchen Paper & Packaging Co. Ltd.	12,096,091	6,786
	Kaori Heat Treatment Co. Ltd.	1,039,344	6,743
	Ennoconn Corp.	823,996	6,742
	XinTec Inc.	2,102,714	6,734
	Wah Lee Industrial Corp.	2,365,768	6,728
	Solar Applied Materials Technology Corp.	5,651,689	6,707
	FocalTech Systems Co. Ltd.	2,549,403	6,605
		Shares	Market Value• ($000)
*	Medigen Vaccine Biologics Corp.	3,077,336	6,603
	Taiwan Mask Corp.	2,514,000	6,583
	Cub Elecparts Inc.	1,147,751	6,577
	Cleanaway Co. Ltd.	1,062,359	6,503
	Chicony Power Technology Co. Ltd.	2,331,000	6,497
	Allied Supreme Corp.	705,000	6,482
	Oriental Union Chemical Corp.	9,505,474	6,481
	Pan-International Industrial Corp.	5,234,613	6,429
	BES Engineering Corp.	18,702,754	6,367
	Continental Holdings Corp.	6,261,000	6,367
	President Securities Corp.	11,709,690	6,354
	ITEQ Corp.	2,744,177	6,265
	Chong Hong Construction Co. Ltd.	2,392,790	6,224
	Chang Wah Technology Co. Ltd.	4,486,000	6,193
	Asia Optical Co. Inc.	2,939,519	6,153
	Nantex Industry Co. Ltd.	4,778,409	6,149
*	Adimmune Corp.	4,704,575	6,104
	Shiny Chemical Industrial Co. Ltd.	1,436,250	6,048
	Taiwan-Asia Semiconductor Corp.	5,190,266	5,951
	Fulgent Sun International Holding Co. Ltd.	1,481,744	5,948
	Evergreen International Storage & Transport Corp.	6,717,793	5,938
	Chang Wah Electromaterials Inc.	5,434,000	5,903
*	OBI Pharma Inc.	2,126,690	5,891
	Sinon Corp.	4,851,000	5,860
	Acter Group Corp. Ltd.	1,324,168	5,849
*	Taiwan TEA Corp.	7,832,399	5,845
	Kinik Co.	1,616,479	5,843
	Taiwan Paiho Ltd.	3,201,592	5,825
	RichWave Technology Corp.	1,037,337	5,789
	Nichidenbo Corp.	3,091,000	5,762
	Holy Stone Enterprise Co. Ltd.	1,717,126	5,709
	Depo Auto Parts Ind Co. Ltd.	1,788,025	5,693
	TPK Holding Co. Ltd.	4,615,313	5,626
	Topkey Corp.	855,000	5,608
*	CSBC Corp. Taiwan	6,601,860	5,591
	Prince Housing & Development Corp.	14,266,870	5,577
	Hsin Kuang Steel Co. Ltd.	3,491,403	5,565
	UPC Technology Corp.	11,394,277	5,556
	Hannstar Board Corp.	4,438,657	5,500
	Synmosa Biopharma Corp.	3,505,192	5,464
	Taiwan Sakura Corp.	2,593,006	5,435
	TaiDoc Technology Corp.	894,645	5,365
	Global Mixed Mode Technology Inc.	904,342	5,352
	Brighton-Best International Taiwan Inc.	4,629,000	5,349
	Test Research Inc.	2,524,878	5,294
	Thinking Electronic Industrial Co. Ltd.	1,087,000	5,223
	Unizyx Holding Corp.	3,875,952	5,220
	Pixart Imaging Inc.	1,538,804	5,192
	Co-Tech Development Corp.	2,844,000	5,093
	Gourmet Master Co. Ltd.	1,003,237	5,090
	Shin Zu Shing Co. Ltd.	1,776,166	5,062
	Advanced Wireless Semiconductor Co.	1,859,030	5,032
	Chlitina Holding Ltd.	703,977	5,025
*	Mercuries Life Insurance Co. Ltd.	29,086,843	4,987
	Silicon Integrated Systems Corp.	8,711,821	4,983
*	Unitech Printed Circuit Board Corp.	8,461,218	4,962
	Systex Corp.	1,853,140	4,926
	Hu Lane Associate Inc.	1,086,482	4,866
	Etron Technology Inc.	3,443,273	4,857
	Motech Industries Inc.	3,911,988	4,817
	Asia Polymer Corp.	5,358,624	4,815
	ITE Technology Inc.	1,662,399	4,803
	YC INOX Co. Ltd.	4,978,055	4,741
	China General Plastics Corp.	5,753,597	4,698
	Apex International Co. Ltd.	2,597,000	4,676
	Dynapack International Technology Corp.	1,876,479	4,657

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Chin-Poon Industrial Co. Ltd.	4,428,799	4,646
	Advanced Ceramic X Corp.	682,971	4,627
	Anpec Electronics Corp.	829,000	4,601
	Marketech International Corp.	1,083,000	4,586
	Shinkong Insurance Co. Ltd.	2,738,000	4,586
	Kindom Development Co. Ltd.	4,718,850	4,567
	St. Shine Optical Co. Ltd.	560,727	4,556
	Taiwan PCB Techvest Co. Ltd.	3,381,549	4,514
	Actron Technology Corp.	763,000	4,461
	Panion & BF Biotech Inc.	843,163	4,458
*	Asia Pacific Telecom Co. Ltd.	20,266,002	4,428
	Holtek Semiconductor Inc.	1,971,952	4,422
	Sunonwealth Electric Machine Industry Co. Ltd.	2,575,000	4,417
	Chief Telecom Inc.	358,000	4,373
	Sunny Friend Environmental Technology Co. Ltd.	842,798	4,355
	Gemtek Technology Corp.	4,297,668	4,347
	Sunplus Technology Co. Ltd.	5,587,752	4,329
*	China Man-Made Fiber Corp.	15,866,236	4,329
	Chung Hung Steel Corp.	5,400,000	4,319
	Darfon Electronics Corp.	2,962,164	4,239
*	D-Link Corp.	7,312,584	4,214
	Soft-World International Corp.	1,363,372	4,179
*	Ambassador Hotel	3,361,000	4,178
	Formosa Sumco Technology Corp.	849,000	4,144
	Chung Hwa Pulp Corp.	5,136,818	4,107
*	Career Technology MFG. Co. Ltd.	5,418,395	4,104
	Orient Semiconductor Electronics Ltd.	6,328,208	4,042
	Advanced International Multitech Co. Ltd.	1,330,115	3,923
	Cathay Real Estate Development Co. Ltd.	7,097,505	3,908
	Chunghwa Precision Test Tech Co. Ltd.	247,368	3,896
	China Metal Products	3,448,113	3,866
	Sampo Corp.	4,491,497	3,848
	Tung Thih Electronic Co. Ltd.	828,118	3,820
*	Federal Corp.	5,711,195	3,815
*	RDC Semiconductor Co. Ltd.	704,000	3,803
	Alpha Networks Inc.	3,288,750	3,802
	Ho Tung Chemical Corp.	12,421,141	3,768
	Lealea Enterprise Co. Ltd.	10,723,771	3,761
	IEI Integration Corp.	1,453,669	3,752
	91APP Inc.	789,931	3,751
	Dimerco Express Corp.	1,326,453	3,746
	Gamania Digital Entertainment Co. Ltd.	1,543,424	3,712
	Genesys Logic Inc.	1,045,000	3,688
	Everlight Chemical Industrial Corp.	5,142,329	3,673
	Flytech Technology Co. Ltd.	1,590,785	3,668
	Dynamic Holding Co. Ltd.	4,559,365	3,635
	Xxentria Technology Materials Corp.	1,668,444	3,625
	KMC Kuei Meng International Inc.	764,000	3,611
	Sensortek Technology Corp.	330,000	3,601
	Quanta Storage Inc.	2,042,136	3,585
	Kung Long Batteries Industrial Co. Ltd.	761,932	3,573
	Sinyi Realty Inc.	3,763,300	3,562
	Hung Sheng Construction Ltd.	4,786,107	3,553
	Chia Hsin Cement Corp.	5,436,000	3,553
	ASROCK Inc.	790,000	3,502
	YungShin Global Holding Corp.	2,323,434	3,494
	Taiflex Scientific Co. Ltd.	2,552,994	3,492
	Taiwan Styrene Monomer	6,364,977	3,485
	Namchow Holdings Co. Ltd.	2,229,971	3,484
	Amazing Microelectronic Corp.	993,526	3,446
	CyberTAN Technology Inc.	4,608,006	3,434
*	CMC Magnetics Corp.	13,040,253	3,424
	ScinoPharm Taiwan Ltd.	3,679,946	3,407
	T3EX Global Holdings Corp.	1,350,000	3,393
	PharmaEngine Inc.	1,053,477	3,363
		Shares	Market Value• ($000)
	Adlink Technology Inc.	1,705,484	3,329
	Wei Chuan Foods Corp.	5,095,507	3,329
	AmTRAN Technology Co. Ltd.	8,807,430	3,291
	Mercuries & Associates Holding Ltd.	6,591,811	3,253
	Ichia Technologies Inc.	3,516,439	3,252
*	Foresee Pharmaceuticals Co. Ltd.	1,080,000	3,249
	Lung Yen Life Service Corp.	2,658,221	3,246
	Global Brands Manufacture Ltd.	2,934,799	3,239
	Huang Hsiang Construction Corp.	2,133,571	3,230
	Altek Corp.	2,957,823	3,225
	LandMark Optoelectronics Corp.	943,155	3,109
	Weltrend Semiconductor	1,978,182	3,092
	Johnson Health Tech Co. Ltd.	1,410,092	3,083
	Swancor Holding Co. Ltd.	935,426	3,083
	Sonix Technology Co. Ltd.	1,844,316	2,991
	CHC Healthcare Group	1,339,222	2,989
	Sincere Navigation Corp.	4,024,309	2,961
	Ultra Chip Inc.	859,000	2,931
	China Bills Finance Corp.	5,947,000	2,924
	Infortrend Technology Inc.	3,283,873	2,916
	Bioteque Corp.	777,525	2,890
	L&K Engineering Co. Ltd.	1,951,623	2,887
*	First Steamship Co. Ltd.	9,563,441	2,869
	Kaimei Electronic Corp.	1,267,200	2,859
*	Chun Yuan Steel Industry Co. Ltd.	5,365,000	2,843
	Firich Enterprises Co. Ltd.	2,984,129	2,790
	Elitegroup Computer Systems Co. Ltd.	3,416,479	2,764
	China Chemical & Pharmaceutical Co. Ltd.	2,989,766	2,666
	Speed Tech Corp.	1,513,000	2,623
	Posiflex Technology Inc.	755,612	2,617
	Bank of Kaohsiung Co. Ltd.	6,475,866	2,596
*	Gigastorage Corp.	4,153,817	2,587
	Nidec Chaun-Choung Technology Corp.	491,645	2,585
	Machvision Inc.	426,775	2,570
	Yeong Guan Energy Technology Group Co. Ltd.	952,217	2,449
	Radium Life Tech Co. Ltd.	8,145,715	2,441
	Kuo Toong International Co. Ltd.	2,664,809	2,427
*	Tanvex BioPharma Inc.	948,021	2,346
	TA-I Technology Co. Ltd.	1,490,535	2,321
*	Ritek Corp.	7,845,658	2,316
*	Shining Building Business Co. Ltd.	7,324,769	2,305
	Egis Technology Inc.	822,582	2,285
	Formosan Rubber Group Inc.	3,189,306	2,276
	VIA Labs Inc.	339,000	2,260
*	Li Peng Enterprise Co. Ltd.	8,547,714	2,252
	Rechi Precision Co. Ltd.	3,849,896	2,240
	KEE TAI Properties Co. Ltd.	5,074,979	2,223
	HannsTouch Solution Inc.	6,761,304	2,217
	PChome Online Inc.	1,180,661	2,204
	Syncmold Enterprise Corp.	1,129,099	2,195
	Elite Advanced Laser Corp.	1,811,862	2,181
	Tyntek Corp.	3,669,095	2,174
	Rich Development Co. Ltd.	6,918,267	2,159
*	Kuo Yang Construction Co. Ltd.	3,579,000	2,130
*	Savior Lifetec Corp.	3,540,851	2,120
	WUS Printed Circuit Co. Ltd.	2,273,785	2,117
	Lingsen Precision Industries Ltd.	4,474,421	2,084
	China Electric Manufacturing Corp.	3,583,227	2,071
	Fittech Co. Ltd.	723,890	2,051
	Zeng Hsing Industrial Co. Ltd.	560,672	2,036
*	Taigen Biopharmaceuticals Holdings Ltd.	4,042,526	2,026
	TYC Brother Industrial Co. Ltd.	2,095,099	2,020
	Clevo Co.	1,957,551	1,943
	Yulon Nissan Motor Co. Ltd.	291,842	1,837
	Ability Enterprise Co. Ltd.	2,620,904	1,737
	Iron Force Industrial Co. Ltd.	648,535	1,735
	Jess-Link Products Co. Ltd.	963,887	1,667

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Gigasolar Materials Corp.	480,916	1,650
*	Cyberlink Corp.	518,066	1,639
*	Hong Pu Real Estate Development Co. Ltd.	2,041,931	1,629
	Rexon Industrial Corp. Ltd.	1,678,000	1,624
*	Brogent Technologies Inc.	410,643	1,621
	Dyaco International Inc.	1,140,000	1,580
*	Darwin Precisions Corp.	4,662,570	1,560
	FSP Technology Inc.	956,071	1,554
*	Zinwell Corp.	2,403,006	1,513
	Nan Liu Enterprise Co. Ltd.	556,000	1,462
*	Newmax Technology Co. Ltd.	1,553,000	1,461
*	Medigen Biotechnology Corp.	1,297,797	1,451
	Basso Industry Corp.	1,044,339	1,429
	Tong-Tai Machine & Tool Co. Ltd.	2,511,126	1,411
*	Li Cheng Enterprise Co. Ltd.	1,732,420	1,374
	AGV Products Corp.	3,744,983	1,343
	Senao International Co. Ltd.	1,158,253	1,317
	Shin Foong Specialty & Applied Materials Co. Ltd.	660,361	1,300
	Taiyen Biotech Co. Ltd.	1,165,580	1,269
*	Globe Union Industrial Corp.	2,673,405	1,263
	Sheng Yu Steel Co. Ltd.	1,463,000	1,229
*	ALI Corp.	1,800,362	1,157
	GeneReach Biotechnology Corp.	464,898	879
*,2	Roo Hsing Co. Ltd.	7,988,144	759
	Test Rite International Co. Ltd.	958,388	646
	Toung Loong Textile Manufacturing	598,210	548
*,2	Taiwan Land Development Corp.	448,935	—
*,2	Unity Opto Technology Co. Ltd.	4,231,961	—
*,2	Pihsiang Machinery Manufacturing Co. Ltd.	1,232,000	—
*,2	XPEC Entertainment Inc.	872,075	—
*,2	Green Energy Technology Inc.	2,817,405	—
*,2	Pharmally International Holding Co. Ltd.	868,039	—
*,2	Acer Inc. Rights Exp. 6/16/23	16,763	—
*,2	Taiwan Cogeneration Corp. Rights Exp. 5/29/23	611,393	—
*,2	Bizlink Holding Inc. Rights Exp. 5/8/23	47,688	—
			15,918,840
Thailand (0.7%)
	PTT PCL (Foreign)	186,703,465	169,959
*	CP ALL PCL (Foreign)	78,070,200	148,359
*	Airports of Thailand PCL (Foreign)	55,777,264	119,828
	Bangkok Dusit Medical Services PCL (Foreign)	117,651,967	101,071
	Advanced Info Service PCL (Foreign)	14,655,125	92,010
	Siam Cement PCL (Foreign)	9,477,047	87,324
	Gulf Energy Development PCL (Foreign)	55,695,603	83,069
	PTT Exploration & Production PCL (Foreign)	18,368,317	79,921
	Delta Electronics Thailand PCL (Foreign)	36,841,910	78,490
	Kasikornbank PCL (Foreign)	19,927,829	73,163
	Central Pattana PCL (Foreign)	35,873,511	71,688
	SCB X PCL (Foreign)	22,000,753	66,923
	Bumrungrad Hospital PCL (Foreign)	7,371,543	51,480
	Central Retail Corp. PCL (Foreign)	36,902,422	48,549
	Minor International PCL (Foreign)	50,073,901	46,380
	Krung Thai Bank PCL (Foreign)	83,099,891	43,932
	Energy Absolute PCL (Foreign)	21,458,544	42,719
	Bangkok Bank PCL (Foreign)	8,978,964	41,406
	Charoen Pokphand Foods PCL (Foreign)	62,652,212	37,296
	PTT Global Chemical PCL (Foreign)	26,570,681	32,422
	Land & Houses PCL (Foreign)	110,440,888	31,749
	Home Product Center PCL (Foreign)	76,898,661	31,641
	True Corp. PCL (Foreign)	135,453,536	31,535
[1]	Banpu PCL (Foreign)	100,834,112	26,964
	Intouch Holdings PCL (Foreign)	12,228,467	26,925
	Bangkok Expressway & Metro PCL (Foreign)	103,450,686	26,858
	BTS Group Holdings PCL (Foreign)	115,270,646	26,049
	Krungthai Card PCL (Foreign)	16,783,339	26,010
		Shares	Market Value• ($000)
	Digital Telecommunications Infrastructure Fund	69,197,589	25,745
	TMBThanachart Bank PCL (Foreign)	589,243,974	25,103
	PTT Oil & Retail Business PCL (Foreign)	37,197,683	24,221
	Indorama Ventures PCL (Foreign)	23,499,783	23,475
	Siam Makro PCL (Foreign)	19,894,378	22,060
	Thai Oil PCL (Foreign)	15,180,949	20,781
	Tisco Financial Group PCL (Foreign)	7,634,709	20,201
	Thonburi Healthcare Group PCL (Foreign)	10,067,027	19,771
	SCG Packaging PCL (Foreign)	14,973,109	19,351
	Ratch Group PCL (Foreign)	16,149,654	17,886
	Electricity Generating PCL (Foreign)	3,648,238	16,755
	Global Power Synergy PCL (Foreign)	8,850,476	16,649
[1]	Thai Union Group PCL (Foreign)	38,153,960	15,440
*	Asset World Corp. PCL (Foreign)	98,949,498	15,407
	Berli Jucker PCL (Foreign)	13,403,528	15,354
	Osotspa PCL (Foreign)	17,324,283	14,998
*	Central Plaza Hotel PCL (Foreign)	9,069,352	14,572
	Kiatnakin Phatra Bank PCL (Foreign)	8,118,820	14,302
	Srisawad Corp. PCL (Foreign)	8,334,379	13,618
	WHA Corp. PCL (Foreign)	104,982,515	13,567
	Bangchak Corp. PCL (Foreign)	14,026,550	12,477
	Thanachart Capital PCL (Foreign)	9,595,102	12,174
	Com7 PCL (Foreign)	16,240,914	12,073
*	Thai Life Insurance PCL (Foreign)	32,721,300	11,899
[1]	KCE Electronics PCL (Foreign)	10,337,075	11,581
	Ngern Tid Lor PCL (Foreign)	17,703,931	11,031
	Supalai PCL (Foreign)	17,602,263	10,940
	AP Thailand PCL (Foreign)	29,199,070	10,794
	B Grimm Power PCL (Foreign)	9,374,752	10,689
	Jasmine Broadband Internet Infrastructure Fund	52,002,668	10,667
	Sansiri PCL (Foreign)	190,364,721	10,618
[1]	Siam Global House PCL (Foreign)	21,075,000	10,583
[1]	IRPC PCL (Foreign)	142,880,724	9,908
[1]	Carabao Group PCL (Foreign)	4,586,606	9,642
	Hana Microelectronics PCL (Foreign)	7,838,853	9,590
[1]	JMT Network Services PCL (Foreign)	8,219,017	9,551
*	Bangkok Commercial Asset Management PCL (Foreign)	24,436,590	9,477
	Muangthai Capital PCL (Foreign)	9,226,031	9,236
[1]	Bangkok Chain Hospital PCL (Foreign)	14,282,530	9,096
	Amata Corp. PCL (Foreign)	12,543,875	8,580
	Chularat Hospital PCL (Foreign)	82,079,652	8,418
	Vibhavadi Medical Center PCL (Foreign)	108,635,528	8,279
*	Beyond Securities PCL (Foreign)	37,458,374	8,139
	CH Karnchang PCL (Foreign)	13,014,948	8,055
	Ramkhamhaeng Hospital PCL (Foreign)	5,144,364	7,994
	AEON Thana Sinsap Thailand PCL (Foreign)	1,408,668	7,976
	Thailand Future Fund	32,074,189	7,192
	Sri Trang Agro-Industry PCL (Foreign)	12,079,771	6,981
	VGI PCL (Foreign)	69,430,614	6,854
	Gunkul Engineering PCL (Foreign)	57,139,395	6,350
*,2	STARK Corp. PCL (Foreign)	89,974,884	6,271
[1]	Dohome PCL (Foreign)	16,352,321	6,199
	Mega Lifesciences PCL (Foreign)	5,134,856	6,179
	Star Petroleum Refining PCL (Foreign)	20,698,132	5,908
	Tipco Asphalt PCL (Foreign)	9,858,167	5,808
[1]	TOA Paint Thailand PCL (Foreign)	6,696,360	5,748
	Quality Houses PCL (Foreign)	82,078,043	5,681
	CK Power PCL (Foreign)	50,179,219	5,627
	Dhipaya Group Holdings PCL (Foreign)	4,812,172	5,470
	Plan B Media PCL (Foreign)	22,076,555	5,283
	Forth Corp. PCL (Foreign)	6,399,306	5,222
	Thoresen Thai Agencies PCL (Foreign)	22,967,591	4,850
	Sino-Thai Engineering & Construction PCL (Foreign)	13,887,601	4,731
	Thai Vegetable Oil PCL (Foreign)	6,080,102	4,681

Total International Stock Index Fund
		Shares	Market Value• ($000)
	TPI Polene PCL (Foreign)	106,038,866	4,666
	Esso Thailand PCL (Foreign)	17,259,553	4,415
	Jaymart Group Holdings PCL (Foreign)	7,476,487	4,362
	Thaifoods Group PCL (Foreign)	27,416,105	4,149
	Bangkok Land PCL (Foreign)	150,033,295	4,092
	TTW PCL (Foreign)	15,698,931	3,981
	Siam City Cement PCL (Foreign)	964,266	3,801
*	Bangkok Airways PCL (Foreign)	9,691,593	3,787
[1]	Singer Thailand PCL (Foreign)	8,883,040	3,715
	Sri Trang Gloves Thailand PCL (Foreign)	13,077,296	3,491
	TPI Polene Power PCL (Foreign)	35,880,912	3,490
[1]	TQM Alpha PCL (Foreign)	4,573,353	3,425
[1]	Precious Shipping PCL (Foreign)	9,374,397	3,414
	Bangkok Life Assurance PCL (Foreign)	4,102,546	3,367
[1]	PTG Energy PCL (Foreign)	8,263,777	3,303
*	BEC World PCL (Foreign)	14,114,804	3,231
*,1	Jasmine Technology Solution PCL (Foreign)	3,794,001	3,167
	Major Cineplex Group PCL (Foreign)	6,593,379	3,134
	MBK PCL (Foreign)	7,358,038	3,111
	Thaicom PCL (Foreign)	8,446,878	2,977
[1]	Banpu Power PCL (Foreign)	7,423,237	2,961
	Origin Property PCL (Foreign)	8,151,381	2,827
	MK Restaurants Group PCL (Foreign)	1,876,940	2,712
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT	13,864,086	2,661
[1]	Ratchthani Leasing PCL (Foreign)	24,276,994	2,595
*,1	Jasmine International PCL (Foreign)	47,276,878	2,582
	Super Energy Corp. PCL (Foreign)	144,098,766	2,538
	BCPG PCL (Foreign)	8,752,274	2,507
	Pruksa Holding PCL (Foreign)	6,478,484	2,356
*,1	Kerry Express Thailand PCL (Foreign)	6,473,000	2,356
	LPN Development PCL (Foreign)	17,519,589	2,353
	Workpoint Entertainment PCL (Foreign)	4,658,553	2,199
	GFPT PCL (Foreign)	6,818,395	2,144
	SPCG PCL (Foreign)	5,675,234	2,113
[1]	Taokaenoi Food & Marketing PCL (Foreign)	7,071,393	1,921
*	Italian-Thai Development PCL (Foreign)	44,731,483	1,839
*	Pruksa Real Estate PCL (Foreign)	7,721,100	1,402
	CPN Retail Growth Leasehold REIT	3,726,039	1,397
*,1,2	Thai Airways International PCL (Foreign)	13,550,615	1,010
*,1	Rabbit Holdings PCL (Foreign)	44,217,565	962
[1]	Bangkok Life Assurance PCL NVDR	867,500	712
*	Samart Corp. PCL (Foreign)	5,775,730	674
*	Unique Engineering & Construction PCL (Foreign)	1,107,575	119
*	VGI PCL Warrants Exp. 5/23/27	16,082,270	71
*,2	Inter Far East Energy Corp.	5,655,044	58
*	Samart Corp. PCL Warrants Exp. 5/17/24	1	—
*	Kiatnakin Phatra Bank PCL Warrants Exp. 12/31/24	676,568	—
*	Kiatnakin Phatra Bank PCL Warrants Exp. 12/31/26	676,568	—
			2,595,625
Turkey (0.2%)
*	Turk Hava Yollari AO	7,262,151	47,759
	BIM Birlesik Magazalar A/S	5,817,283	46,742
	KOC Holding A/S	11,206,818	43,630
	Turkiye Petrol Rafinerileri A/S	11,557,597	39,468
	Turkiye Sise ve Cam Fabrikalari A/S	18,965,088	35,979
	Enka Insaat ve Sanayi A/S	23,812,931	33,511
*	Eregli Demir ve Celik Fabrikalari TAS	17,749,762	30,288
	Turkcell Iletisim Hizmetleri A/S	15,518,727	26,437
	Haci Omer Sabanci Holding A/S	13,385,601	26,312
	Turkiye Is Bankasi A/S Class C	41,207,546	22,970
*	Sasa Polyester Sanayi A/S	4,466,029	22,905
	Ford Otomotiv Sanayi A/S	827,872	22,884
*	Hektas Ticaret TAS	15,374,183	21,319
		Shares	Market Value• ($000)
	Akbank TAS	21,780,070	18,008
	Aselsan Elektronik Sanayi ve Ticaret A/S	7,680,663	17,673
	Yapi ve Kredi Bankasi A/S	35,673,721	17,405
	Tofas Turk Otomobil Fabrikasi A/S	1,586,710	15,673
	Koza Altin Isletmeleri A/S	12,554,608	12,210
*	Pegasus Hava Tasimaciligi A/S	521,102	11,900
*	Gubre Fabrikalari TAS	1,064,530	11,071
*	Petkim Petrokimya Holding A/S	16,434,525	10,994
	Turkiye Garanti Bankasi A/S	7,662,295	10,803
	Coca-Cola Icecek A/S	890,113	10,782
*	Migros Ticaret A/S	1,148,720	10,307
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S	12,622,346	9,734
*	Arcelik A/S	1,823,043	9,084
	AG Anadolu Grubu Holding A/S	1,666,306	8,142
	Anadolu Efes Biracilik ve Malt Sanayii A/S Class B	2,505,540	8,114
*	TAV Havalimanlari Holding A/S	2,231,502	8,093
	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	24,821,866	7,686
	Aksa Enerji Uretim A/S Class B	5,149,279	7,409
	Kontrolmatik Enerji ve Muhendislik A/S	1,088,440	7,404
*	Oyak Cimento Fabrikalari A/S	4,074,799	6,329
*	Turkiye Vakiflar Bankasi TAO	14,022,087	6,208
*	Investco Holding A/S	482,560	6,080
*	Turk Telekomunikasyon A/S	7,064,825	5,917
*	Sok Marketler Ticaret A/S	3,317,660	5,672
	Nuh Cimento Sanayi A/S	808,007	5,364
	Dogan Sirketler Grubu Holding A/S	11,954,238	5,268
*	Girisim Elektrik Taahhut Ticaret ve Sanayi A/S	1,514,688	5,224
	Turk Traktor ve Ziraat Makineleri A/S	180,669	5,186
*	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	3,413,005	5,103
[3]	Mavi Giyim Sanayi ve Ticaret A/S Class B	945,754	5,101
	Aksa Akrilik Kimya Sanayii A/S	1,498,884	5,059
	Alarko Holding A/S	1,657,592	5,024
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri A/S	1,848,681	4,957
[3]	Enerjisa Enerji A/S	3,302,904	4,737
	Dogus Otomotiv Servis ve Ticaret A/S	709,724	4,468
*	Otokar Otomotiv ve Savunma Sanayi A/S	103,172	4,458
*	Turkiye Halk Bankasi A/S	8,127,647	4,397
*	ODAS Elektrik Uretim ve Sanayi Ticaret A/S	14,308,801	4,388
	Bera Holding A/S	8,079,502	4,222
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	2,309,582	4,210
	Is Yatirim Menkul Degerler A/S	1,643,498	3,713
*	Vestel Elektronik Sanayi ve Ticaret A/S	1,701,774	3,620
*,3	MLP Saglik Hizmetleri A/S Class B	1,061,029	3,605
*	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret A/S	985,660	3,553
	Tekfen Holding A/S	2,301,809	3,412
	EGE Endustri ve Ticaret A/S	14,559	3,401
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	2,113,713	3,219
*	Turkiye Sinai Kalkinma Bankasi A/S	15,542,688	3,149
*	Iskenderun Demir ve Celik A/S	2,043,156	3,145
*	Ulker Biskuvi Sanayi A/S	2,009,498	3,102
*	Qua Granite Hayal	764,653	3,083
*	Borusan Mannesmann Boru Sanayi ve Ticaret A/S	498,428	3,058
	Borusan Yatirim ve Pazarlama A/S	66,907	2,937
	Logo Yazilim Sanayi ve Ticaret A/S	926,461	2,837
*	Bursa Cimento Fabrikasi A/S	10,212,395	2,785
	Cimsa Cimento Sanayi ve Ticaret A/S	617,172	2,692
	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	1,688,805	2,683
*	Reysas Tasimacilik ve Lojistik Ticaret A/S	1,723,584	2,518
*	Can2 Termik A/S	997,026	2,489
	Margun Enerji Uretim Sanayi ve Ticaret A/S	1,299,771	2,481
	Kordsa Teknik Tekstil A/S	731,090	2,421

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Is Gayrimenkul Yatirim Ortakligi A/S	5,666,425	2,400
	Aygaz A/S	715,858	2,395
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	11,765,546	2,391
*	GEN Ilac ve Saglik Urunleri Sanayi ve Ticaret A/S	1,029,735	2,362
*	Biotrend Cevre ve Enerji Yatirimlari A/S	3,005,108	2,287
*	Anadolu Anonim Turk Sigorta Sirketi	2,442,638	2,258
*	Imas Makina Sanayi A/S	1,605,125	2,255
	Vestel Beyaz Esya Sanayi ve Ticaret A/S	4,022,271	2,190
	Selcuk Ecza Deposu Ticaret ve Sanayi A/S	1,378,528	2,155
*	Penta Teknoloji Urunleri Dagitim Ticaret A/S	2,633,906	2,018
*	Baticim Bati Anadolu Cimento Sanayii A/S	1,091,691	1,839
	Kimteks Poliuretan Sanayi ve Ticaret A/S	406,846	1,789
*	Karsan Otomotiv Sanayii ve Ticaret A/S	3,986,553	1,744
	Akcansa Cimento A/S	523,638	1,742
*	Ipek Dogal Enerji Kaynaklari Arastirma ve Uretim A/S	1,320,007	1,694
*	Kiler Holding A/S	1,328,612	1,692
*	Konya Cimento Sanayii A/S	11,515	1,686
	Oyak Yatirim Menkul Degerler A/S	883,287	1,682
	Galata Wind Enerji A/S	2,057,777	1,658
*	Izmir Demir Celik Sanayi A/S	6,600,386	1,608
	Eczacibasi Yatirim Holding Ortakligi A/S	233,174	1,585
*	Zorlu Enerji Elektrik Uretim A/S	6,771,279	1,544
*	Albaraka Turk Katilim Bankasi A/S	11,536,574	1,544
	Kervan Gida Sanayi ve Ticaret A/S Class B	1,944,456	1,509
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	670,265	1,495
*	Tukas Gida Sanayi ve Ticaret A/S	2,106,603	1,436
*	NET Holding A/S	2,660,790	1,402
*	Yayla Agro Gida Sanayi ve Nakliyat A/S	915,002	1,376
*	Torunlar Gayrimenkul Yatirim Ortakligi A/S	2,009,237	1,375
*	Ozak Gayrimenkul Yatirim Ortakligi	2,476,617	1,368
*	Kocaer Celik Sanayi ve Ticaret A/S	1,811,331	1,354
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A/S Class C	191,383	1,337
	Polisan Holding A/S	2,541,850	1,327
*	Kerevitas Gida Sanayi ve Ticaret A/S	2,704,318	1,272
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	1,805,487	1,269
*	Europen Endustri Insaat Sanayi ve Ticaret A/S	2,500,737	1,268
*	Tat Gida Sanayi A/S	1,166,209	1,186
*	Bagfas Bandirma Gubre Fabrikalari A/S	951,606	1,180
*	Karel Elektronik Sanayi ve Ticaret A/S	1,427,395	1,180
	LDR Turizm A/S	254,913	1,158
*	Aksigorta A/S	7,533,668	1,100
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	8,202,021	1,097
*	AKIS Gayrimenkul Yatirimi A/S	4,691,679	1,038
*	Vakif Gayrimenkul Yatirim Ortakligi A/S	6,757,519	988
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	1,130,940	988
*	Aydem Yenilenebilir Enerji A/S	1,466,597	988
*	Is Finansal Kiralama A/S	3,428,404	982
	Sekerbank Turk A/S	8,616,933	981
*	Suwen Tekstil Sanayi Pazarlama A/S	259,203	878
*	Marti Otel Isletmeleri A/S	5,601,357	867
*	Erciyas Celik Boru Sanayi A/S	192,124	855
	Kartonsan Karton Sanayi ve Ticaret A/S	212,792	717
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	839,081	630
	SUN Tekstil Sanayi ve Ticaret A/S	283,581	547
*	Consus Enerji Isletmeciligi ve Hizmetleri A/S	1,489,362	421
*,2	Asya Katilim Bankasi A/S	6,861,580	—
			884,058
United Arab Emirates (0.4%)
	Emirates Telecommunications Group Co. PJSC	46,015,255	301,214
	First Abu Dhabi Bank PJSC	58,421,073	225,903
	Emaar Properties PJSC	88,722,342	143,842
		Shares	Market Value• ($000)
*	Alpha Dhabi Holding PJSC	17,687,658	106,025
	Abu Dhabi Commercial Bank PJSC	38,495,363	92,491
	Aldar Properties PJSC	46,961,946	69,268
	Abu Dhabi Islamic Bank PJSC	19,186,845	59,442
	Dubai Islamic Bank PJSC	38,274,289	58,067
	Dubai Electricity & Water Authority PJSC	67,975,322	45,944
	Abu Dhabi National Oil Co. for Distribution PJSC	38,059,371	45,528
*	Multiply Group PJSC	44,663,769	40,977
	Americana Restaurants International plc (XADS)	36,439,319	38,893
	ADNOC Drilling Co. PJSC	20,984,436	24,531
*	Abu Dhabi Ports Co. PJSC	11,615,998	21,705
	Salik Co. PJSC	24,263,699	19,790
*	Q Holding PJSC	27,193,963	18,925
	Air Arabia PJSC	30,965,901	18,500
	Dubai Investments PJSC	27,042,961	18,083
	Borouge plc	24,128,908	17,358
	Emaar Development PJSC	11,046,110	16,662
*	National Marine Dredging Co.	2,699,915	15,991
	Fertiglobe plc	15,223,934	15,944
	Dana Gas PJSC	45,240,417	11,028
	GFH Financial Group BSC	42,066,967	10,518
	Dubai Financial Market PJSC	21,627,576	8,872
	AL Yah Satellite Communications Co-PJSC-Yah Sat	12,480,306	8,741
	Sharjah Islamic Bank	16,352,526	8,609
	Aramex PJSC	9,003,227	8,017
*	Ghitha Holding PJSC	529,035	6,124
*	AL Seer Marine Supplies & Equipment Co. LLC	2,565,218	5,365
*	Apex Investment Co. PSC	6,637,149	3,551
*	RAK Properties PJSC	12,918,034	2,184
*,2	Arabtec Holding PJSC	11,126,461	1,606
	Americana Restaurants International plc	1,360,179	1,460
*,2	Drake & Scull International PJSC	7,671,678	—
			1,491,158
United Kingdom (10.1%)
	AstraZeneca plc	19,531,951	2,874,380
	Shell plc	92,049,390	2,828,510
	HSBC Holdings plc	266,170,781	1,918,386
	BP plc	233,851,151	1,568,906
	Diageo plc	29,361,204	1,339,344
	Unilever plc (XAMS)	21,424,903	1,193,308
	British American Tobacco plc	29,605,957	1,093,815
	Glencore plc	166,881,360	985,039
	GSK plc	52,819,096	952,495
	Rio Tinto plc	14,384,723	914,471
	RELX plc	25,393,826	846,089
	Reckitt Benckiser Group plc	9,450,953	763,730
	National Grid plc	48,207,915	691,201
	Unilever plc (XLON)	11,773,603	655,579
	Compass Group plc	23,180,731	611,530
	Prudential plc	36,328,981	555,871
	London Stock Exchange Group plc	5,157,350	541,487
	Lloyds Banking Group plc	887,468,336	539,156
	BAE Systems plc	40,392,083	514,594
	Anglo American plc	15,954,875	491,636
	CRH plc	9,885,703	477,083
*	Flutter Entertainment plc	2,321,160	465,156
	Experian plc	12,146,958	430,062
	Barclays plc	208,813,536	420,637
	Ferguson plc	2,748,573	388,368
	Vodafone Group plc	311,810,192	374,523
	Tesco plc	95,594,555	337,970
	Ashtead Group plc	5,769,927	332,672
	SSE plc	14,305,969	330,084

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Imperial Brands plc	12,258,745	303,454
	Haleon plc	65,995,997	290,164
	3i Group plc	12,573,268	279,743
	Rentokil Initial plc	33,153,881	263,946
	Standard Chartered plc	31,317,826	248,135
	NatWest Group plc	71,473,610	235,441
	Legal & General Group plc	78,254,962	230,893
*	Rolls-Royce Holdings plc	110,814,664	212,284
	Aviva plc	36,820,453	196,045
	Smith & Nephew plc	11,505,987	189,501
	BT Group plc	91,776,218	183,304
	Bunzl plc	4,453,768	177,291
	Informa plc	18,746,534	170,426
[1]	Segro plc	15,852,736	166,897
	Burberry Group plc	5,013,652	163,656
	Croda International plc	1,837,654	161,455
	WPP plc	13,782,531	160,627
	InterContinental Hotels Group plc	2,309,979	158,827
	Halma plc	4,992,110	145,187
	Entain plc	7,719,067	140,651
	Next plc	1,636,214	138,828
	Sage Group plc	13,402,391	138,218
	Spirax-Sarco Engineering plc	969,972	135,544
	Smurfit Kappa Group plc	3,443,931	127,607
	United Utilities Group plc	9,013,158	122,439
	Severn Trent plc	3,299,833	121,545
	Associated British Foods plc	4,580,341	112,853
	Intertek Group plc	2,133,140	111,594
	Centrica plc	77,340,455	111,134
	Admiral Group plc	3,764,899	109,423
	Whitbread plc	2,654,579	108,657
	St. James's Place plc	7,054,485	107,285
	Pearson plc	9,501,025	105,706
	Mondi plc	6,370,377	101,514
	Smiths Group plc	4,684,546	99,053
[3]	Auto Trader Group plc	12,157,169	97,221
	Melrose Industries plc	17,692,610	91,136
	Antofagasta plc	4,582,442	84,285
	Kingfisher plc	25,870,606	83,849
	Barratt Developments plc	13,175,237	82,891
	Land Securities Group plc	9,734,541	82,606
	DCC plc	1,304,377	81,156
	Weir Group plc	3,422,743	79,214
	J Sainsbury plc	22,750,153	79,057
*	Coca-Cola HBC AG	2,588,660	79,023
	Rightmove plc	10,856,367	78,579
	Berkeley Group Holdings plc	1,398,132	78,243
	Taylor Wimpey plc	46,253,045	74,646
	B&M European Value Retail SA	12,322,319	74,389
	M&G plc	28,576,183	73,856
	RS Group plc	6,238,761	72,382
	Phoenix Group Holdings plc	9,681,911	72,136
	abrdn plc	26,650,413	71,416
	Schroders plc	11,419,689	69,945
	Persimmon plc	4,200,386	69,515
	IMI plc	3,398,288	68,183
	Dechra Pharmaceuticals plc	1,450,039	68,066
	JD Sports Fashion plc	32,575,549	66,114
	Hiscox Ltd.	4,427,675	65,898
	Spectris plc	1,388,384	65,751
	DS Smith plc	16,772,662	65,485
	Beazley plc	8,698,525	65,260
*	Wise plc Class A	9,336,278	64,643
	Endeavour Mining plc	2,383,828	61,646
	British Land Co. plc	12,220,932	61,572
	Howden Joinery Group plc	7,042,984	60,713
	Intermediate Capital Group plc	3,670,515	60,269
		Shares	Market Value• ($000)
[3]	ConvaTec Group plc	21,347,826	59,018
	Johnson Matthey plc	2,377,888	58,743
	Diploma plc	1,726,422	58,503
	Tate & Lyle plc	5,274,200	54,081
	Games Workshop Group plc	428,917	53,537
*	Marks & Spencer Group plc	25,838,082	53,461
*	Ocado Group plc	8,017,152	51,024
	UNITE Group plc	4,220,585	50,927
	Hargreaves Lansdown plc	4,986,292	50,482
	Inchcape plc	4,953,623	50,430
	ITV plc	49,073,222	49,948
	Bellway plc	1,623,924	49,236
	Hikma Pharmaceuticals plc	2,123,729	49,187
	Tritax Big Box REIT plc	24,743,968	48,344
	Investec plc	8,623,277	48,071
	Man Group plc	16,452,268	47,053
	IG Group Holdings plc	5,087,418	46,965
	Greggs plc	1,315,005	46,704
	Rotork plc	11,307,020	46,599
	Vistry Group plc	4,542,817	44,778
	Derwent London plc	1,468,440	44,332
	Drax Group plc	5,297,288	41,976
	Britvic plc	3,419,511	39,313
*,1	TUI AG	5,896,504	37,761
	Direct Line Insurance Group plc	17,325,802	37,449
	Balfour Beatty plc	7,770,002	37,445
	Pennon Group plc	3,452,598	37,339
	Safestore Holdings plc	2,803,102	34,942
	OSB Group plc	5,521,752	34,574
	Big Yellow Group plc	2,234,288	34,392
	Travis Perkins plc	2,801,851	33,815
*	SSP Group plc	10,402,779	33,703
	WH Smith plc	1,660,910	32,946
	Mediclinic International plc	5,153,120	32,301
*,3	Watches of Switzerland Group plc	3,063,995	32,074
	QinetiQ Group plc	6,843,415	31,976
	Grainger plc	9,610,687	31,268
*	Indivior plc	1,628,689	31,261
	Virgin Money UK plc	15,869,348	31,190
*	easyJet plc	4,916,476	30,845
	LondonMetric Property plc	12,604,788	30,570
	Hays plc	21,169,942	30,372
	Grafton Group plc	2,747,437	29,966
*,3	Network International Holdings plc	6,151,001	29,957
	Pets at Home Group plc	6,146,253	29,818
*	Dowlais Group plc	17,692,609	29,484
	Harbour Energy plc	9,469,402	29,457
	Genus plc	866,654	29,302
	Serco Group plc	15,234,899	29,142
*	Playtech plc	4,012,717	29,128
	Computacenter plc	996,777	28,897
	International Distributions Services plc	9,016,631	28,706
*	International Consolidated Airlines Group SA	14,787,885	28,367
	Cranswick plc	690,298	27,915
	Energean plc	1,793,289	27,856
	Shaftesbury Capital plc	18,249,666	26,993
	Softcat plc	1,592,784	26,836
	LXI REIT plc	20,118,191	26,685
	Plus500 Ltd.	1,204,920	25,208
*	John Wood Group plc	8,873,042	25,177
	Lancashire Holdings Ltd.	3,198,069	24,650
	Assura plc	38,391,868	24,545
	Oxford Instruments plc	701,562	24,332
*	Oxford Nanopore Technologies plc	8,425,252	24,310
	Moneysupermarket.com Group plc	6,895,437	23,811
	Pagegroup plc	4,144,184	23,651
*,3	Deliveroo plc Class A	17,146,635	23,596

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Victrex plc	1,115,061	23,562
	Primary Health Properties plc	17,415,756	23,362
	Redrow plc	3,531,129	23,021
	Close Brothers Group plc	1,990,394	22,750
	Future plc	1,591,955	22,590
	TP ICAP Group plc	10,428,556	22,309
	Fresnillo plc	2,441,810	21,852
	Bodycote plc	2,503,123	21,739
[3]	Airtel Africa plc	14,385,100	21,715
	Dunelm Group plc	1,487,615	21,420
	Savills plc	1,755,757	21,255
	Rathbones Group plc	851,979	20,953
	Mitie Group plc	17,999,187	20,838
	Renishaw plc	452,601	20,530
	Coats Group plc	20,836,305	20,518
	4imprint Group plc	360,628	20,465
	Telecom Plus plc	899,168	20,396
*	IWG plc	9,494,529	20,278
	Centamin plc	15,154,546	19,669
[3]	Quilter plc	18,233,561	19,519
	TBC Bank Group plc	658,491	19,480
	Paragon Banking Group plc	3,060,252	19,343
	Great Portland Estates plc	2,861,427	19,194
*	Darktrace plc	5,437,499	19,174
*,3	Trainline plc	6,049,398	18,925
	Domino's Pizza Group plc	5,097,268	18,858
	Kainos Group plc	1,207,205	18,840
*	Ascential plc	5,717,478	18,361
	Ashmore Group plc	5,965,617	18,286
	Hill & Smith plc	1,053,310	18,222
	Supermarket Income REIT plc	16,540,244	18,201
	Spirent Communications plc	8,004,960	18,200
	Bank of Georgia Group plc	486,189	18,086
[1]	Hammerson plc	51,192,814	18,081
[3]	JTC plc	1,722,163	17,179
*	Frasers Group plc	1,714,109	16,565
*,1	THG plc Class B	12,761,764	16,100
*	Carnival plc	1,902,646	15,712
	Just Group plc	14,106,790	15,675
	Dr. Martens plc	7,471,336	15,577
	AJ Bell plc	3,770,812	15,503
	Premier Foods plc	9,386,465	14,734
	Sirius Real Estate Ltd.	14,448,194	14,649
	Redde Northgate plc	3,060,774	14,476
	Vesuvius plc	2,822,876	14,408
	Morgan Advanced Materials plc	3,641,958	14,079
	Firstgroup plc	9,925,581	13,999
	Bytes Technology Group plc	2,634,933	13,767
	Volution Group plc	2,478,661	13,539
	Chemring Group plc	3,781,857	13,537
*	Babcock International Group plc	3,383,892	13,527
	Morgan Sindall Group plc	631,490	13,469
*	S4 Capital plc	7,227,516	13,287
*	Helios Towers plc	9,917,772	12,964
	Diversified Energy Co. plc	10,859,794	12,925
	IntegraFin Holdings plc	3,773,818	12,900
	Clarkson plc	323,225	12,618
	Genuit Group plc	3,213,436	12,146
*	Capricorn Energy plc	4,404,388	12,142
*	Elementis plc	7,666,702	12,109
	Senior plc	5,705,376	11,776
	Marshalls plc	3,079,059	11,625
[3]	Ibstock plc	5,358,765	11,455
	Workspace Group plc	1,865,674	11,191
	Ninety One plc	4,864,573	11,048
	National Express Group plc	7,121,444	10,884
*	J D Wetherspoon plc	1,210,556	10,871
		Shares	Market Value• ($000)
	Crest Nicholson Holdings plc	3,179,111	10,742
	Essentra plc	4,088,130	10,629
	FDM Group Holdings plc	1,254,219	10,617
*,3	Spire Healthcare Group plc	3,684,058	10,589
*,1,3	Aston Martin Lagonda Global Holdings plc	3,441,663	10,478
[3]	Bridgepoint Group plc	3,435,289	10,434
*	Auction Technology Group plc	1,147,627	10,094
*	C&C Group plc	5,081,030	10,000
	IP Group plc	14,010,299	9,909
*	Capita plc	22,538,263	9,851
	Vanquis Banking Group plc	3,475,493	9,830
	Jupiter Fund Management plc	5,792,162	9,480
	Currys plc	12,760,239	9,170
	Liontrust Asset Management plc	828,028	8,967
*	PureTech Health plc	3,387,625	8,922
	Keller Group plc	1,039,347	8,715
	Hilton Food Group plc	976,894	8,336
	RHI Magnesita NV (WBAH)	291,275	8,142
*,1	ASOS plc	869,125	8,089
[3]	Petershill Partners plc	3,846,089	8,084
	AG Barr plc	1,268,802	8,011
	Halfords Group plc	2,845,860	7,517
*	Mitchells & Butlers plc	3,394,055	7,463
*	Greencore Group plc	6,816,735	7,350
	Balanced Commercial Property Trust Ltd.	7,073,532	7,325
*	Molten Ventures plc	2,017,928	7,111
	Picton Property Income Ltd.	7,267,197	6,974
	Synthomer plc	4,528,267	6,823
	XP Power Ltd.	241,033	6,695
	UK Commercial Property REIT Ltd.	9,877,902	6,669
	PZ Cussons plc	2,539,186	6,404
*	Moonpig Group plc	3,694,598	6,354
*	Oxford Biomedica plc	1,081,890	5,904
	Wickes Group plc	3,467,431	5,871
[3]	TI Fluid Systems plc	4,252,299	5,652
	NCC Group plc	4,153,633	5,605
*	AO World plc	5,736,535	5,565
*,3	Wizz Air Holdings plc	142,585	5,431
*,1	Tullow Oil plc	15,053,645	5,285
*	SIG plc	9,320,595	5,222
	Helical plc	1,375,582	5,175
	Ferrexpo plc	3,771,916	5,129
[2]	Home REIT plc	10,689,921	5,112
*	Alphawave IP Group plc	3,936,707	5,029
*,1	Petrofac Ltd.	5,571,866	5,008
	Avon Protection plc	395,238	4,929
*,3	Trustpilot Group plc	4,270,356	4,742
*	888 Holdings plc	4,407,716	4,453
	CLS Holdings plc	2,557,140	4,356
[3]	CMC Markets plc	1,666,460	3,866
	Hochschild Mining plc	4,252,593	3,842
*	Rank Group plc	2,583,312	3,130
[1,3]	Bakkavor Group plc	1,871,971	2,254
	RHI Magnesita NV (XLON)	62,742	1,783
*,1,2	NMC Health plc	1,316,787	—
*,1,2	Intu Properties plc	14,406,415	—
*,2	Evraz plc	7,417,198	—
*,2,3	Finablr plc	3,002,811	—
			37,586,823
Total Common Stocks (Cost $328,685,815)			368,988,920

Total International Stock Index Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (2.0%)
Money Market Fund (2.0%)
[6,7] Vanguard Market Liquidity Fund, 4.853% (Cost $7,642,018)	76,444,692	7,643,705
Total Investments (100.7%) (Cost $336,327,833)		376,632,625
Other Assets and Liabilities—Net (-0.7%)		(2,743,606)
Net Assets (100%)		373,889,019
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,589,282,000.
2	Security value determined using significant unobservable inputs.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the aggregate value was $10,070,256,000, representing 2.7% of net assets.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $5,939,082,000 was received for securities on loan, of which $5,902,440,000 is held in Vanguard Market Liquidity Fund and $36,642,000 is held in cash.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Euro Stoxx 50 Index	June 2023	27,910	1,328,574	70,694
FTSE 100 Index	June 2023	7,089	700,478	23,851
MSCI Emerging Market Index	June 2023	17,146	843,755	16,799
S&P ASX 200 Index	June 2023	3,491	422,613	15,936
S&P TSX 60 Index	June 2023	2,377	438,083	17,131
Topix Index	June 2023	5,419	818,548	20,467
				164,878

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	6/21/23	AUD	331,413	USD	220,053	—	(272)
Morgan Stanley Capital Services LLC	6/21/23	AUD	300,000	USD	200,665	—	(1,716)
Morgan Stanley Capital Services LLC	6/21/23	CAD	300,000	USD	223,619	—	(1,960)
BNP Paribas	6/21/23	CAD	214,109	USD	155,497	2,700	—
UBS AG	6/21/23	CHF	100,000	USD	107,684	4,857	—
Toronto-Dominion Bank	6/21/23	CHF	80,000	USD	90,021	13	—

Total International Stock Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Morgan Stanley Capital Services LLC	6/21/23	CHF	50,000	USD	55,061	1,210	—
Morgan Stanley Capital Services LLC	6/21/23	EUR	375,241	USD	400,454	14,244	—
BNP Paribas	6/21/23	EUR	326,835	USD	350,094	11,107	—
HSBC Bank plc	6/21/23	EUR	150,000	USD	164,314	1,459	—
Royal Bank of Canada	6/21/23	EUR	81,709	USD	86,751	3,549	—
JPMorgan Chase Bank, N.A.	6/21/23	EUR	70,340	USD	75,296	2,439	—
Toronto-Dominion Bank	6/21/23	EUR	44,081	USD	46,876	1,840	—
Toronto-Dominion Bank	6/21/23	GBP	313,798	USD	379,898	14,895	—
UBS AG	6/21/23	INR	11,274,200	USD	136,481	939	—
JPMorgan Chase Bank, N.A.	6/21/23	INR	7,553,714	USD	91,439	633	—
BNP Paribas	6/21/23	INR	7,516,134	USD	91,155	458	—
HSBC Bank plc	6/21/23	INR	7,516,134	USD	91,061	553	—
Bank of America, N.A.	6/21/23	INR	3,720,486	USD	45,060	289	—
Bank of America, N.A.	6/21/23	JPY	39,096,207	USD	290,653	—	(1,443)
BNP Paribas	6/21/23	JPY	29,389,263	USD	219,272	—	(1,869)
Toronto-Dominion Bank	6/21/23	JPY	11,639,335	USD	89,313	—	(3,211)
Royal Bank of Canada	6/21/23	JPY	6,791,794	USD	50,570	—	(329)
Bank of America, N.A.	6/21/23	USD	61,011	AUD	90,982	675	—
State Street Bank & Trust Co.	6/21/23	USD	10,058	AUD	15,000	111	—
Royal Bank of Canada	6/21/23	USD	26,761	BRL	141,032	—	(1,239)
Royal Bank of Canada	6/21/23	USD	62,413	CAD	84,426	34	—
BNP Paribas	6/21/23	USD	62,410	CAD	84,426	31	—
State Street Bank & Trust Co.	6/21/23	USD	336,678	CHF	312,140	—	(14,610)
UBS AG	6/21/23	USD	100,194	CHF	88,954	82	—
HSBC Bank plc	6/21/23	USD	95,074	CHF	87,294	—	(3,167)
JPMorgan Chase Bank, N.A.	6/21/23	USD	32,949	CHF	29,257	22	—
Bank of America, N.A.	6/21/23	USD	31,679	CHF	29,098	—	(1,068)
Royal Bank of Canada	6/21/23	USD	153,739	EUR	139,076	39	—
Deutsche Bank AG	6/21/23	USD	49,549	EUR	45,000	—	(183)
JPMorgan Chase Bank, N.A.	6/21/23	USD	48,507	EUR	44,065	—	(191)
Standard Chartered Bank	6/21/23	USD	35,785	EUR	32,814	—	(479)
BNP Paribas	6/21/23	USD	18,136	GBP	14,623	—	(262)
JPMorgan Chase Bank, N.A.	6/21/23	USD	75,491	HKD	590,305	128	—
Bank of America, N.A.	6/21/23	USD	152,312	JPY	19,938,941	4,816	—
BNP Paribas	6/21/23	USD	101,936	JPY	13,336,863	3,278	—
Toronto-Dominion Bank	6/21/23	USD	101,358	JPY	13,270,510	3,191	—
UBS AG	6/21/23	USD	100,345	JPY	13,138	3,159	—
State Street Bank & Trust Co.	6/21/23	USD	56,317	JPY	7,380,331	1,723	—

Total International Stock Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
State Street Bank & Trust Co.	6/21/23	USD	137,407	KRW	178,721,440	3,472	—
State Street Bank & Trust Co.	6/21/23	USD	56,129	KRW	75,000,000	—	(76)
						81,946	(32,075)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
USD—U.S. dollar.

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Akbank TAS	8/31/23	BANA	18,047	(1.821)	—	(1,968)
China Yangtze Power Co. Ltd. Class A	8/7/23	GSI	31,439	(3.680)	563	—
China Yangtze Power Co. Ltd. Class A	8/7/23	GSI	9,165	(3.680)	164	—
Chung Hung Steel Corp.	8/31/23	BANA	5,289	10.174	—	(395)
Contemporary Amperex Technology Co. Ltd. Class A	8/7/23	GSI	45,109	(3.930)	375	—
Contemporary Amperex Technology Co. Ltd. Class A	8/7/23	GSI	20,100	(3.977)	157	—
Eva Airways Corp.	8/31/23	BANA	13,228	5.924	—	(79)
Evergreen Marine Corp. Taiwan Ltd.	8/7/23	GSI	25,177	(3.181)	—	(2,084)
FTSE China A Stock Connect CNY All Cap Index	6/17/23	GSI	231,337	(0.932)	—	(8,460)
Innolux Corp.	8/7/23	GSI	24,320	(2.931)	—	(2,643)
JA Solar Technology Co. Ltd. Class A	8/7/23	GSI	12,182	(0.930)	75	—
JA Solar Technology Co. Ltd. Class A	8/7/23	GSI	3,197	(0.970)	300	—
LONGi Green Energy Technology Co. Ltd. Class A	8/7/23	GSI	22,485	(2.930)	—	(2,874)
Nan Ya Printed Circuit Board Corp.	8/31/23	BANA	9,295	2.174	—	(353)
Zhejiang Huayou Cobalt Co. Ltd. Class A	1/31/24	GSI	7,979	0.359	—	(473)
					1,634	(19,329)
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At April 30, 2023, the counterparties had deposited in segregated accounts securities with a value of $59,530,000 in connection with open forward currency contracts and over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Statement of Assets and Liabilities
As of April 30, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $328,054,337)	368,355,651
Affiliated Issuers (Cost $8,273,496)	8,276,974
Total Investments in Securities	376,632,625
Investment in Vanguard	13,090
Cash	36,642
Foreign Currency, at Value (Cost $1,300,126)	1,303,639
Cash Collateral Pledged—Futures Contracts	255,498
Cash Collateral Pledged—Over-the-Counter Swap Contracts and Forward Currency Contracts	27,888
Receivables for Investment Securities Sold	258,116
Receivables for Accrued Income	1,892,720
Receivables for Capital Shares Issued	261,529
Variation Margin Receivable—Futures Contracts	15,217
Unrealized Appreciation—Forward Currency Contracts	81,946
Unrealized Appreciation—Over-the-Counter Swap Contracts	1,634
Total Assets	380,780,544
Liabilities
Due to Custodian	224,690
Payables for Investment Securities Purchased	20,130
Collateral for Securities on Loan	5,939,082
Payables for Capital Shares Redeemed	82,835
Payables to Vanguard	27,884
Unrealized Depreciation—Forward Currency Contracts	32,075
Unrealized Depreciation—Over-the-Counter Swap Contracts	19,329
Deferred Foreign Capital Gains Taxes	545,500
Total Liabilities	6,891,525
Net Assets	373,889,019
1 Includes $5,589,282,000 of securities on loan.

Total International Stock Index Fund
Statement of Assets and Liabilities (continued)
At April 30, 2023, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	358,014,485
Total Distributable Earnings (Loss)	15,874,534
Net Assets	373,889,019

Investor Shares—Net Assets
Applicable to 9,488,938,657 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	171,123,459
Net Asset Value Per Share—Investor Shares	$18.03

ETF Shares—Net Assets
Applicable to 996,437,036 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	55,896,211
Net Asset Value Per Share—ETF Shares	$56.10

Admiral Shares—Net Assets
Applicable to 2,328,089,794 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	70,228,329
Net Asset Value Per Share—Admiral Shares	$30.17

Institutional Shares—Net Assets
Applicable to 311,260,901 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	37,547,706
Net Asset Value Per Share—Institutional Shares	$120.63

Institutional Plus Shares—Net Assets
Applicable to 245,487,637 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	29,620,577
Net Asset Value Per Share—Institutional Plus Shares	$120.66

Institutional Select Shares—Net Assets
Applicable to 74,531,979 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,472,737
Net Asset Value Per Share—Institutional Select Shares	$127.10
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Statement of Operations

Six Months Ended April 30, 2023
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	5,259,309
Dividends—Affiliated Issuers	10,431
Interest—Unaffiliated Issuers	4,504
Interest—Affiliated Issuers	50,523
Securities Lending—Net	55,281
Total Income	5,380,048
Expenses
The Vanguard Group—Note B
Investment Advisory Services	13,843
Management and Administrative—Investor Shares	120,879
Management and Administrative—ETF Shares	12,504
Management and Administrative—Admiral Shares	29,797
Management and Administrative—Institutional Shares	10,888
Management and Administrative—Institutional Plus Shares	7,139
Management and Administrative—Institutional Select Shares	1,339
Marketing and Distribution—Investor Shares	4,444
Marketing and Distribution—ETF Shares	1,027
Marketing and Distribution—Admiral Shares	1,535
Marketing and Distribution—Institutional Shares	598
Marketing and Distribution—Institutional Plus Shares	478
Marketing and Distribution—Institutional Select Shares	7
Custodian Fees	15,576
Shareholders’ Reports—Investor Shares	280
Shareholders’ Reports—ETF Shares	539
Shareholders’ Reports—Admiral Shares	370
Shareholders’ Reports—Institutional Shares	231
Shareholders’ Reports—Institutional Plus Shares	51
Shareholders’ Reports—Institutional Select Shares	—
Trustees’ Fees and Expenses	78
Other Expenses	10,552
Total Expenses	232,155
Expenses Paid Indirectly	(472)
Net Expenses	231,683
Net Investment Income	5,148,365
Realized Net Gain (Loss)
Capital Gain Distributions Received—Affiliated Issuers	6
Investment Securities Sold—Unaffiliated Issuers[2,3]	(2,867,872)
Investment Securities Sold—Affiliated Issuers	670
Futures Contracts	175,613
Swap Contracts	38,941
Forward Currency Contracts	48,211
Foreign Currencies	96,952
Realized Net Gain (Loss)	(2,507,479)

Total International Stock Index Fund
Statement of Operations (continued)
Six Months Ended April 30, 2023
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers[4]	61,134,794
Investment Securities—Affiliated Issuers	75,402
Futures Contracts	308,259
Swap Contracts	6,843
Forward Currency Contracts	113,581
Foreign Currencies	11,923
Change in Unrealized Appreciation (Depreciation)	61,650,802
Net Increase (Decrease) in Net Assets Resulting from Operations	64,291,688
1	Dividends are net of foreign withholding taxes of $505,821,000.
2	Realized Gain (Loss) is net of foreign capital gains taxes of $6,189,000.
3	Includes $888,699,000 of net gain (loss) resulting from in-kind redemptions.
4	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($64,017,000).
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2023	Year Ended October 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	5,148,365	11,404,908
Realized Net Gain (Loss)	(2,507,479)	(4,524,682)
Change in Unrealized Appreciation (Depreciation)	61,650,802	(109,518,311)
Net Increase (Decrease) in Net Assets Resulting from Operations	64,291,688	(102,638,085)
Distributions
Investor Shares	(2,246,176)	(5,679,793)
ETF Shares	(722,685)	(1,640,638)
Admiral Shares	(924,230)	(2,345,710)
Institutional Shares	(504,223)	(1,279,180)
Institutional Plus Shares	(391,232)	(998,414)
Institutional Select Shares	(127,647)	(314,171)
Total Distributions	(4,916,193)	(12,257,906)
Capital Share Transactions
Investor Shares	(5,268,166)	2,847,402
ETF Shares	3,057,780	8,149,035
Admiral Shares	(325,190)	1,456,930
Institutional Shares	(656,757)	1,228,405
Institutional Plus Shares	(879,690)	2,157,001
Institutional Select Shares	(325,777)	1,131,861
Net Increase (Decrease) from Capital Share Transactions	(4,397,800)	16,970,634
Total Increase (Decrease)	54,977,695	(97,925,357)
Net Assets
Beginning of Period	318,911,324	416,836,681
End of Period	373,889,019	318,911,324
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$15.20	$20.86	$16.39	$17.13	$15.91	$17.91
Investment Operations
Net Investment Income[1]	.243	.548	.506	.389	.524	.500
Net Realized and Unrealized Gain (Loss) on Investments	2.820	(5.613)	4.464	(.718)	1.186	(2.016)
Total from Investment Operations	3.063	(5.065)	4.970	(.329)	1.710	(1.516)
Distributions
Dividends from Net Investment Income	(.233)	(.595)	(.500)	(.411)	(.490)	(.484)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.233)	(.595)	(.500)	(.411)	(.490)	(.484)
Net Asset Value, End of Period	$18.03	$15.20	$20.86	$16.39	$17.13	$15.91
Total Return[2]	20.28%	-24.70%	30.45%	-1.93%	10.98%	-8.71%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$171,123	$148,776	$199,230	$155,670	$148,795	$126,319
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%[3]	0.17%	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	2.83%	3.03%	2.49%	2.39%	3.19%	2.81%
Portfolio Turnover Rate[4]	2%	5%	8%	7%	4%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$47.28	$64.90	$50.97	$53.30	$49.50	$55.70
Investment Operations
Net Investment Income[1]	.789	1.777	1.677	1.251	1.677	1.612
Net Realized and Unrealized Gain (Loss) on Investments	8.780	(17.486)	13.870	(2.256)	3.696	(6.269)
Total from Investment Operations	9.569	(15.709)	15.547	(1.005)	5.373	(4.657)
Distributions
Dividends from Net Investment Income	(.749)	(1.911)	(1.617)	(1.325)	(1.573)	(1.543)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.749)	(1.911)	(1.617)	(1.325)	(1.573)	(1.543)
Net Asset Value, End of Period	$56.10	$47.28	$64.90	$50.97	$53.30	$49.50
Total Return	20.38%	-24.64%	30.66%	-1.88%	11.11%	-8.63%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$55,896	$44,401	$51,747	$28,294	$16,293	$10,389
Ratio of Total Expenses to Average Net Assets	0.07%[2]	0.07%[2]	0.07%	0.08%	0.08%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.96%	3.16%	2.64%	2.46%	3.28%	2.89%
Portfolio Turnover Rate[3]	2%	5%	8%	7%	4%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$25.43	$34.90	$27.41	$28.66	$26.61	$29.95
Investment Operations
Net Investment Income[1]	.416	.942	.868	.658	.892	.858
Net Realized and Unrealized Gain (Loss) on Investments	4.722	(9.398)	7.478	(1.205)	1.993	(3.369)
Total from Investment Operations	5.138	(8.456)	8.346	(.547)	2.885	(2.511)
Distributions
Dividends from Net Investment Income	(.398)	(1.014)	(.856)	(.703)	(.835)	(.829)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.398)	(1.014)	(.856)	(.703)	(.835)	(.829)
Net Asset Value, End of Period	$30.17	$25.43	$34.90	$27.41	$28.66	$26.61
Total Return[2]	20.34%	-24.65%	30.59%	-1.92%	11.08%	-8.63%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$70,228	$59,468	$80,052	$64,452	$76,314	$65,363
Ratio of Total Expenses to Average Net Assets	0.11%[3]	0.11%[3]	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.90%	3.11%	2.55%	2.40%	3.25%	2.87%
Portfolio Turnover Rate[4]	2%	5%	8%	7%	4%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.11%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$101.68	$139.55	$109.61	$114.61	$106.43	$119.77
Investment Operations
Net Investment Income[1]	1.679	3.806	3.519	2.670	3.597	3.461
Net Realized and Unrealized Gain (Loss) on Investments	18.877	(37.582)	29.888	(4.826)	7.960	(13.460)
Total from Investment Operations	20.556	(33.776)	33.407	(2.156)	11.557	(9.999)
Distributions
Dividends from Net Investment Income	(1.606)	(4.094)	(3.467)	(2.844)	(3.377)	(3.341)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.606)	(4.094)	(3.467)	(2.844)	(3.377)	(3.341)
Net Asset Value, End of Period	$120.63	$101.68	$139.55	$109.61	$114.61	$106.43
Total Return	20.36%	-24.63%	30.62%	-1.89%	11.10%	-8.60%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$37,548	$32,204	$42,913	$31,735	$33,476	$28,563
Ratio of Total Expenses to Average Net Assets	0.08%[2]	0.08%[2]	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.93%	3.14%	2.58%	2.44%	3.27%	2.90%
Portfolio Turnover Rate[3]	2%	5%	8%	7%	4%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$101.70	$139.59	$109.63	$114.63	$106.45	$119.79
Investment Operations
Net Investment Income[1]	1.685	3.815	2.900	2.726	3.617	3.470
Net Realized and Unrealized Gain (Loss) on Investments	18.886	(37.597)	30.529	(4.871)	7.947	(13.454)
Total from Investment Operations	20.571	(33.782)	33.429	(2.145)	11.564	(9.984)
Distributions
Dividends from Net Investment Income	(1.611)	(4.108)	(3.469)	(2.855)	(3.384)	(3.356)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.611)	(4.108)	(3.469)	(2.855)	(3.384)	(3.356)
Net Asset Value, End of Period	$120.66	$101.70	$139.59	$109.63	$114.63	$106.45
Total Return	20.37%	-24.63%	30.63%	-1.88%	11.10%	-8.58%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$29,621	$25,785	$32,880	$83,550	$118,865	$94,242
Ratio of Total Expenses to Average Net Assets	0.07%[2]	0.07%[2]	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.94%	3.15%	2.18%	2.50%	3.29%	2.91%
Portfolio Turnover Rate[3]	2%	5%	8%	7%	4%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Institutional Select Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2023	Year Ended October 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$107.13	$147.04	$115.49	$120.75	$112.10	$126.15
Investment Operations
Net Investment Income[1]	1.793	4.059	3.731	2.896	3.421	3.679
Net Realized and Unrealized Gain (Loss) on Investments	19.890	(39.609)	31.522	(5.120)	8.783	(14.163)
Total from Investment Operations	21.683	(35.550)	35.253	(2.224)	12.204	(10.484)
Distributions
Dividends from Net Investment Income	(1.713)	(4.360)	(3.703)	(3.036)	(3.554)	(3.566)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.713)	(4.360)	(3.703)	(3.036)	(3.554)	(3.566)
Net Asset Value, End of Period	$127.10	$107.13	$147.04	$115.49	$120.75	$112.10
Total Return	20.38%	-24.61%	30.66%	-1.85%	11.13%	-8.56%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,473	$8,277	$10,014	$8,045	$3,437	$11,470
Ratio of Total Expenses to Average Net Assets	0.048%[2]	0.047%[2]	0.045%	0.045%	0.045%	0.045%
Ratio of Net Investment Income to Average Net Assets	2.97%	3.19%	2.60%	2.52%	2.98%	2.93%
Portfolio Turnover Rate[3]	2%	5%	8%	7%	4%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.048% and 0.047%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Notes to Financial Statements
Vanguard Total International Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2023, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.
The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only

Total International Stock Index Fund
with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2023, the fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended April 30, 2023, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

Total International Stock Index Fund
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Total International Stock Index Fund
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2023, the fund had contributed to Vanguard capital in the amount of $13,090,000, representing less than 0.01% of the fund’s net assets and 5.24% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2023, custodian fee offset arrangements reduced the fund’s expenses by $472,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Total International Stock Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of April 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	35,250,649	172,610	—	35,423,259
Common Stocks—Other	2,361,037	331,030,319	174,305	333,565,661
Temporary Cash Investments	7,643,705	—	—	7,643,705
Total	45,255,391	331,202,929	174,305	376,632,625

Derivative Financial Instruments
Assets
Futures Contracts[1]	164,878	—	—	164,878
Forward Currency Contracts	—	81,946	—	81,946
Swap Contracts	—	1,634	—	1,634
Total	164,878	83,580	—	248,458
Liabilities
Forward Currency Contracts	—	32,075	—	32,075
Swap Contracts	—	19,329	—	19,329
Total	—	51,404	—	51,404
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  At April 30, 2023, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	164,878	—	164,878
Unrealized Appreciation—Forward Currency Contracts	—	81,946	81,946
Unrealized Appreciation—Over-the-Counter Swap Contracts	1,634	—	1,634
Total Assets	166,512	81,946	248,458

Unrealized Depreciation—Forward Currency Contracts	—	32,075	32,075
Unrealized Depreciation—Over-the-Counter Swap Contracts	19,329	—	19,329
Total Liabilities	19,329	32,075	51,404
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2023, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	175,613	—	175,613
Swap Contracts	38,941	—	38,941
Forward Currency Contracts	—	48,211	48,211
Realized Net Gain (Loss) on Derivatives	214,554	48,211	262,765

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	308,259	—	308,259
Swap Contracts	6,843	—	6,843
Forward Currency Contracts	—	113,581	113,581
Change in Unrealized Appreciation (Depreciation) on Derivatives	315,102	113,581	428,683

Total International Stock Index Fund
F.  As of April 30, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	339,215,465
Gross Unrealized Appreciation	94,728,796
Gross Unrealized Depreciation	(57,114,582)
Net Unrealized Appreciation (Depreciation)	37,614,214
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2022, the fund had available capital losses totaling $21,484,454,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.  During the six months ended April 30, 2023, the fund purchased $7,349,074,000 of investment securities and sold $10,886,869,000 of investment securities, other than temporary cash investments. Purchases and sales include $563,345,000 and $2,680,256,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
H.  Capital share transactions for each class of shares were:
	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	4,748,280	273,807	19,695,517	1,142,111
Issued in Lieu of Cash Distributions	2,246,176	135,427	5,679,793	315,346
Redeemed	(12,262,622)	(707,822)	(22,527,908)	(1,219,656)
Net Increase (Decrease)—Investor Shares	(5,268,166)	(298,588)	2,847,402	237,801
ETF Shares
Issued	3,113,810	58,382	8,149,035	141,703
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(56,030)	(1,000)	—	—
Net Increase (Decrease)—ETF Shares	3,057,780	57,382	8,149,035	141,703
Admiral Shares
Issued	4,568,827	158,493	11,365,401	375,500
Issued in Lieu of Cash Distributions	784,443	28,274	2,001,818	66,551
Redeemed	(5,678,460)	(197,516)	(11,910,289)	(397,125)
Net Increase (Decrease)—Admiral Shares	(325,190)	(10,749)	1,456,930	44,926
Institutional Shares
Issued	2,922,706	25,398	8,116,506	66,965
Issued in Lieu of Cash Distributions	465,838	4,198	1,192,454	9,919
Redeemed	(4,045,301)	(35,063)	(8,080,555)	(67,661)
Net Increase (Decrease)—Institutional Shares	(656,757)	(5,467)	1,228,405	9,223
Institutional Plus Shares
Issued	2,087,909	17,927	7,859,041	65,133
Issued in Lieu of Cash Distributions	382,421	3,445	973,149	8,099
Redeemed	(3,350,020)	(29,414)	(6,675,189)	(55,244)
Net Increase (Decrease)—Institutional Plus Shares	(879,690)	(8,042)	2,157,001	17,988
Institutional Select Shares
Issued	345,596	2,820	1,863,078	14,677
Issued in Lieu of Cash Distributions	127,647	1,092	314,171	2,484
Redeemed	(799,020)	(6,644)	(1,045,388)	(8,001)
Net Increase (Decrease)—Institutional Select Shares	(325,777)	(2,732)	1,131,861	9,160

Total International Stock Index Fund
I.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Oct. 31, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Apr. 30, 2023 Market Value ($000)
Vanguard FTSE Emerging Markets ETF	557,887	—	—	—	75,382	10,431	—	633,269
Vanguard Market Liquidity Fund	7,948,248	NA1	NA1	670	20	50,523	6	7,643,705
Total	8,506,135	—	—	670	75,402	60,954	6	8,276,974
1	Not applicable—purchases and sales are for temporary cash investment purposes.
J.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund's use of derivative(s) and the specific risks associated is described under significant accounting policies.
K.  Management has determined that no events or transactions occurred subsequent to April 30, 2023, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Total International Stock Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard STAR Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Total International Stock Index Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent No. 6,879,964.
Vanguard Marketing Corporation, Distributor.
Q1132 062023

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD STAR FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: June 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD STAR FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: June 19, 2023

VANGUARD STAR FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: June 19, 2023

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.